                  VINTAGE II(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth -- Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio -- Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio --
     All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- Large Cap Growth and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth
     Opportunities Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class E+
   Capital Guardian U.S. Equity Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
   Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service Class
   VIP Mid Cap Portfolio -- Service Class 2
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS -- CLASS B
     MetLife Conservative Allocation Portfolio+
     MetLife Conservative to Moderate Allocation Portfolio+
     MetLife Moderate Allocation Portfolio+
     MetLife Moderate to Aggressive Allocation Portfolio+
     MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-866-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary..............................................   3
Summary...............................................   4
Fee Table.............................................   8
Condensed Financial Information.......................  15
The Annuity Contract..................................  15
   Contract Owner Inquiries...........................  16
   Purchase Payments..................................  16
   Accumulation Units.................................  17
   The Variable Funding Options.......................  17
Fixed Account.........................................  23
Charges and Deductions................................  24
   General............................................  24
   Withdrawal Charge..................................  24
   Free Withdrawal Allowance..........................  25
   Transfer Charge....................................  25
   Administrative Charges.............................  25
   Mortality and Expense Risk Charge..................  25
   Enhanced Stepped-Up Provision Charge...............  26
   Guaranteed Minimum Withdrawal Benefit
     Charge...........................................  26
   Variable Liquidity Benefit Charge..................  26
   Variable Funding Option Expenses...................  26
   Premium Tax........................................  26
   Changes in Taxes Based upon
     Premium or Value.................................  26
Transfers.............................................  27
   Market Timing/Excessive Trading....................  27
   Dollar Cost Averaging..............................  29
Access to Your Money..................................  29
   Guaranteed Minimum Withdrawal Benefit..............  30
   Systematic Withdrawals.............................  35
   Loans..............................................  36
Ownership Provisions..................................  36
   Types of Ownership.................................  36
     Contract Owner...................................  36
     Beneficiary......................................  36
     Annuitant........................................  36
Death Benefit.........................................  37
   Death Proceeds before the Maturity Date............  37
   Enhanced Stepped-Up Provision .....................  39
   Payment of Proceeds................................  40
   Spousal Contract Continuance.......................  42
   Beneficiary Contract Continuance...................  42
   Planned Death Benefit..............................  43
   Death Proceeds after the Maturity Date.............  43
The Annuity Period....................................  43
   Maturity Date......................................  43
   Allocation of Annuity..............................  44
   Variable Annuity...................................  44
   Fixed Annuity......................................  44
Payment Options.......................................  45
   Election of Options................................  45
   Annuity Options....................................  45
   Variable Liquidity Benefit.........................  45
Miscellaneous Contract Provisions.....................  46
   Right to Return....................................  46
   Termination........................................  46
   Required Reports...................................  46
   Suspension of Payments.............................  46
The Separate Accounts.................................  46
   Performance Information............................  47
Federal Tax Considerations............................  48
   General Taxation of Annuities......................  48
   Types of Contracts: Qualified and Non-qualified....  48
   Qualified Annuity Contracts........................  48
     Taxation of Qualified Annuity Contracts..........  49
     Mandatory Distributions for Qualified Plans......  49
   Non-qualified Annuity Contracts....................  51
     Diversification Requirements for
       Variable Annuities.............................  52
     Ownership of the Investments.....................  52
     Taxation of Death Benefit Proceeds...............  52
   Other Tax Considerations...........................  52
     Treatment of Charges for Optional Benefits.......  52
     Puerto Rico Tax Considerations...................  53
     Non-Resident Aliens..............................  53
     Other Information................................  53
     The Insurance Companies..........................  53
Financial Statements..................................  54
Distribution of Variable Annuity Contracts............  54
   Conformity with State and Federal Laws.............  55
   Voting Rights......................................  55
   Restrictions on Final Transactions.................  55
   Legal Proceedings..................................  56
Appendix A: Condensed Financial
   Information for MetLife of CT
   Separate Account Nine..............................  A-1
Appendix B: Condensed Financial
   Information for MetLife of CT
   Separate Account Ten...............................  B-1
Appendix C: The Fixed Account.........................  C-1
Appendix D: Contents of the Statement
   of Additional Information..........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued. VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           VINTAGE II VARIABLE ANNUITY

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each Company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE ...................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE......................................................  $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE....................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE................................   $30(4)

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(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

      YEARS SINCE PURCHASE PAYMENT MADE                    WITHDRAWAL CHARGE
      ---------------------------------                    -----------------
GREATER THAN OR EQUAL TO             BUT LESS THAN
------------------------             -------------
         0 years                        3 years                        6%
         3 years                        5 years                        5%
         5 years                        6 years                        4%
         6 years                        7 years                        3%
        7 + years                          --                          0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT                    WITHDRAWAL CHARGE
      ------------------------------------                    -----------------
GREATER THAN OR EQUAL TO              BUT LESS THAN
------------------------             -------------
       0 years                         3 years                         6%
       3 years                         5 years                         5%
       5 years                         6 years                         4%
       6 years                         7 years                         3%
      7 + years                           --                           0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                               ----------------------     ---------------------     ---------------------
Mortality and Expense Risk Charge..........            1.15%(5)                  1.25%(5)                  1.40%(5)
Administrative Expense Charge..............            0.15%                     0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............            1.30%                     1.40%                     1.55%
Optional E.S.P. Charge.....................            0.20%                     0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................            1.50%                     1.60%                     1.75%
Optional GMWB I Charge (maximum upon reset)            1.00%(6)                  1.00%(6)                  1.00%(6)
Optional GMWB II Charge (maximum upon
reset).....................................            1.00%(6)                  1.00%(6)                  1.00%(6)
Optional GMWB III Charge...................            0.25%                     0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................            2.30%                     2.40%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................            2.30%                     2.40%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................            1.55%                     1.65%                     1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................            2.50%                     2.60%                     2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................            2.50%                     2.60%                     2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............            1.75%                     1.85%                     2.00%

----------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                                        -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....               0.47%                          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Core Equity Fund
     -- Series I+............      0.60%            --          0.27%        0.87%            --              0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES

   American Funds Global
     Growth Fund --
     Class 2*................      0.58%          0.25%         0.04%        0.87%            --              0.87%

   American Funds Growth
     Fund -- Class 2*........      0.33%          0.25%         0.02%        0.60%            --              0.60%

   American Funds
     Growth-Income Fund --
     Class 2*................      0.28%          0.25%         0.01%        0.54%            --              0.54%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Franklin Income
     Securities Fund --
     Class II*...............      0.46%          0.25%         0.02%        0.73%            --              0.73%(2)(3)

   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*+............      0.48%          0.25%         0.28%        1.01%          0.02%             0.99%(3)(4)

   Templeton Developing
     Markets Securities Fund
     -- Class 2*.............      1.24%          0.25%         0.29%        1.78%            --              1.78%

   Templeton Foreign
     Securities Fund --
     Class 2*................      0.65%          0.25%         0.17%        1.07%          0.05%             1.02%(4)

JANUS ASPEN SERIES

   Mid Cap Growth Portfolio
     -- Service Shares*......      0.64%          0.25%         0.03%        0.92%            --              0.92%

LAZARD RETIREMENT SERIES,
   INC.

   Lazard Retirement Small
     Cap Portfolio*..........      0.75%          0.25%         0.22%        1.22%            --              1.22%

LEGG MASON PARTNERS
   INVESTMENT SERIES

   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++....     0.65%            --          0.21%        0.86%            --              0.86%

   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++......     0.75%            --          0.19%        0.94%            --              0.94%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.

   Legg Mason Partners
     Variable All Cap
     Portfolio --
     Class I+................      0.75%            --          0.07%        0.82%            --              0.82%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I.....      0.65%            --          0.06%        0.71%            --              0.71%

   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I+................      0.75%            --          0.22%        0.97%            --              0.97%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners
     Variable Appreciation
     Portfolio...............      0.70%            --          0.02%        0.72%            --              0.72%

   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..............      0.65%            --          0.12%        0.77%            --              0.77%

   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*..      0.31%          0.25%         0.03%        0.59%            --              0.59%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.........      0.75%            --          0.03%        0.78%            --              0.78%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++............      0.55%          0.25%         0.28%        1.08%            --              1.08%(5)

   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++.......     0.75%            --          0.02%        0.77%            --              0.77%(5)

   Legg Mason Partners
     Variable High Income
     Portfolio++..............     0.60%            --          0.06%        0.66%            --              0.66%

   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++.............     0.85%            --          0.15%        1.00%            --              1.00%

   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++.......     0.75%            --          0.04%        0.79%            --              0.79%(5)

   Legg Mason Partners
     Variable Large Cap
     Value Portfolio+++.......     0.60%            --          0.05%        0.65%            --              0.65%

   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++..............     0.75%            --          0.07%        0.82%            --              0.82%

   Legg Mason Partners
     Variable Money Market
     Portfolio++..............     0.45%            --          0.02%        0.47%            --              0.47%(5)

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     All Cap Growth and
     Value*..................      0.75%          0.25%         0.06%        1.06%            --              1.06%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Balanced All Cap Growth
     and Value*..............      0.75%          0.25%         0.06%        1.06%            --              1.06%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Global All Cap Growth
     and Value*..............      0.75%          0.25%         0.15%        1.15%            --              1.15%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Large Cap Growth and
     Value*..................      0.75%          0.25%         0.24%        1.24%            --              1.24%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V

   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio...............      0.75%            --          0.30%        1.05%            --              1.05%

LORD ABBETT SERIES FUND, INC.

   Growth and Income
     Portfolio -- Class VC+        0.48%            --          0.41%        0.89%            --              0.89%(13)

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Mid-Cap Value Portfolio
     -- Class VC+                  0.74%            --          0.38%        1.12%            --              1.12%(13)

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value
     Portfolio -- Class A....      0.83%            --          3.64%        4.47%          3.37%             1.10%(6)

   Harris Oakmark
     International Portfolio
     -- Class A..............      0.82%            --          0.13%        0.95%            --              0.95%

   Janus Capital
     Appreciation Portfolio
     -- Class A..............      0.65%            --          0.09%        0.74%            --              0.74%(6)

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Lord Abbett Growth and
     Income Portfolio --
     Class B*................      0.50%          0.25%         0.04%        0.79%            --              0.79%(6)

   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...      0.68%          0.25%         0.08%        1.01%            --              1.01%

   Mercury Large-Cap Core
     Portfolio -- Class A....      0.78%            --          0.12%        0.90%            --              0.90%(6)

   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............      0.76%            --          0.05%        0.81%            --              0.81%(6)

   Met/AIM Small Cap Growth
     Portfolio -- Class A....      0.90%            --          0.10%        1.00%            --              1.00%(6)

   MFS(R) Value Portfolio --
     Class A.................      0.73%            --          0.24%        0.97%            --              0.97%(6)

   Neuberger Berman Real
     Estate Portfolio --
     Class A.................      0.67%            --          0.03%        0.70%            --              0.70%

   Pioneer Fund Portfolio --
     Class A.................      0.75%            --          0.28%        1.03%          0.03%             1.00%(6)

   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%            --          2.84%        3.59%          2.59%             1.00%(6)

   Pioneer Strategic Income
     Portfolio -- Class A....      0.73%            --          0.09%        0.82%            --              0.82%(6)

   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%          0.25%         0.05%        1.05%            --              1.05%

METROPOLITAN SERIES FUND,
   INC.

   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%          0.10%         0.06%        0.89%            --              0.89%

   BlackRock Bond Income
     Portfolio -- Class E*...      0.40%          0.15%         0.07%        0.62%            --              0.62%(7)

   Capital Guardian U.S.
     Equity Portfolio --
     Class A.................      0.67%            --          0.06%        0.73%            --              0.73%

   FI Large Cap Portfolio --
     Class A.................      0.80%            --          0.06%        0.86%            --              0.86%(8)

   FI Value Leaders
     Portfolio -- Class D*...      0.66%          0.10%         0.07%        0.83%            --              0.83%

   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%          0.20%         0.16%        0.93%            --              0.93%

   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%          0.25%         0.33%        1.18%            --              1.18%

   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%          0.25%         0.12%        0.97%            --              0.97%(9)

PIMCO VARIABLE INSURANCE
   TRUST

   Real Return Portfolio --
     Administrative Class....      0.25%            --          0.41%        0.66%            --              0.66%(10)

   Total Return Portfolio --
     Administrative Class....      0.25%            --          0.40%        0.65%            --              0.65%

PUTNAM VARIABLE TRUST

   Putnam VT Discovery
     Growth Fund -- Class
     IB*+....................      0.70%          0.25%         0.47%        1.42%            --              1.42%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%          0.25%         0.18%        1.18%            --              1.18%

   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%          0.25%         0.08%        1.09%            --              1.09%

VAN KAMPEN LIFE INVESTMENT
   TRUST

   Emerging Growth Portfolio
     -- Class I+.............      0.70%            --          0.07%        0.77%            --              0.77%

                                               DISTRIBUTION
                                                  AND/OR                               CONTRACTUAL FEE       NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                         MANAGEMENT    (12B-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES        EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------                      ----------     ------------   --------   ------------  ---------------      ----------
VARIABLE INSURANCE PRODUCTS
   FUND

   VIP Contrafund(R)
     Portfolio -- Service
     Class*..................      0.57%          0.10%         0.09%        0.76%            --                 0.76%

   VIP Mid Cap Portfolio --
     Service Class 2*........      0.57%          0.25%         0.12%        0.94%            --                 0.94%

                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                            DISTRIBUTION                                                        INCLUDING
                                               AND/OR                 TOTAL       CONTRACTUAL     NET TOTAL   NET EXPENSES
                                              SERVICE                 ANNUAL      FEE WAIVER       ANNUAL          OF
UNDERLYING                      MANAGEMENT    (12B-1)      OTHER    OPERATING   AND/OR EXPENSE    OPERATING    UNDERLYING
FUND:                              FEE          FEES     EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------                      ----------  ------------ --------   ---------   --------------   ----------  -------------
  METROPOLITAN SERIES FUND,
   INC.

  MetLife Conservative
   Allocation Portfolio --

   Class B*...................    0.10%        0.25%       0.95%      1.30%          0.95%          0.35%       0.98%(11)(12)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%       0.31%      0.66%          0.31%          0.35%       1.00%(11)(12)

  MetLife Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%       0.19%      0.54%          0.19%          0.35%       1.04%(11)(12)

  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*......    0.10%        0.25%       0.24%      0.59%          0.24%          0.35%       1.06%(11)(12)

  MetLife Aggressive
   Allocation Portfolio --

   Class B*...................    0.10%        0.25%       1.66%      2.01%          1.66%          0.35%       1.07%(11)(12)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2)   The Fund administration fee is paid indirectly through the management fee.

(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                              --------------------------------------   ----------------------------------------
FUNDING OPTION                                1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                                ------   -------    ------    --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1321     2719       3961       6574       721       2119      3461        6574
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     928     1597       2181       3467       328        997      1681        3467

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage II Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries.

Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                                 MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
  DEATH BENEFIT/OPTIONAL FEATURE                                       ANNUITANT ON THE CONTRACT/RIDER DATE
  ------------------------------                                 -----------------------------------------------
Standard Death Benefit                                                                  80
Step-Up Benefit                                                                         75
Roll-up Benefit                                                                         75
Enhanced Stepped-Up Provision (E.S.P)                                                   75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series     Seeks to provide growth of capital.          A I M Advisors, Inc.
     I+*

AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund       Seeks capital appreciation through           Capital Research and Management
     -- Class 2                            stocks.                                      Company

   American Funds Growth Fund -- Class     Seeks capital appreciation through           Capital Research and Management
     2                                     stocks.                                      Company

   American Funds Growth-Income Fund       Seeks both capital appreciation and          Capital Research and Management
     -- Class 2                            income.                                      Company

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Income Securities Fund --      Seeks to maximize income while               Franklin Advisers, Inc.
     Class II                              maintaining prospects for capital
                                           appreciation.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund -- Class 2+

   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2

   Templeton Foreign Securities Fund       Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     -- Class 2                                                                         Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
JANUS ASPEN SERIES

   Mid Cap Growth Portfolio --             Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES

   Legg Mason Partners Variable            Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.

   Legg Mason Partners Variable            Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.

   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*            investments.                                 Inc

   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio -- Class I        growth of current income as a secondary      Inc
                                           objective.

   Legg Mason Partners Variable Small      Seeks long term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                             Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable            Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio

   Legg Mason Partners Variable            Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                       Subadviser: Citigroup Asset
     Portfolio+*                                                                        Management Ltd.

   Legg Mason Partners Variable Equity     Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II           yield performance of the S&P 500 Index.

   Legg Mason Partners Variable            Seeks long-term capital growth. Current      Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
    Adjustable Rate Income Portfolio       to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.

   Legg Mason Partners Variable            Seeks long-term capital appreciation.        Smith Barney Fund Management LLC
     Aggressive Growth Portfolio

   Legg Mason Partners Variable High       Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.

   Legg Mason Partners Variable            Seeks total return on assets from growth     Smith Barney Fund Management LLC
    International All Cap Growth           of capital and income.
    Portfolio+*

   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Growth Portfolio

   Legg Mason Partners Variable Large      Seeks long-term growth of capital with       Smith Barney Fund Management LLC
     Cap Value Portfolio+*                 current income as a secondary objective.

   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Core Portfolio

   Legg Mason Partners Variable Money      Seeks to maximize current income             Smith Barney Fund Management LLC
     Market Portfolio                      consistent with preservation of capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV

   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value

   Legg Mason Partners Variable            Seeks a balance between long-term growth     Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --      of capital and principal preservation.
     Balanced All Cap Growth and Value

   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value

   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V

   Legg Mason Partners Variable Small      Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio

LORD ABBETT SERIES FUND, INC.

   Growth and Income Portfolio --          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
     Class VC+                             income without excessive fluctuations in
                                           market value.

   Mid-Cap Value Portfolio -- Class VC+    Seeks capital appreciation through           Lord, Abbett & Co. LLC
                                           investments, primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value Management
                                                                                        L.L.C.

   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A*                                                              Subadviser: Harris Associates L.P.

   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Janus Capital
                                                                                        Management LLC

   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio -- Class B                  income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.

   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     -- Class B                            investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
   Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.

   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser:  AIM Capital
                                                                                        Management, Inc.

   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     -- Class A                                                                         Subadviser:  AIM Capital
                                                                                        Management, Inc.

   MFS(R) Value Portfolio -- Class A       Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: MFS(R)

   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio -- Class A                  investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.

   Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer
                                                                                        Investment Management,
                                                                                        Inc.

   Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     -- Class A                                                                         Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                                               Subadviser: Third Avenue Management
                                                                                        LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class D                                                                Subadviser: BlackRock Advisors,
                                                                                        Inc.

   BlackRock Bond Income Portfolio --      Seeks competitive total return primarily     MetLife Advisers, LLC
     Class E                               from investing in fixed-income                Subadviser: BlackRock Advisors,
                                           securities. Inc.

   Capital Guardian U.S. Equity            Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class A                                                                Subadviser: Capital Guardian Trust
                                                                                        Company

   FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   FI Value Leaders Portfolio -- Class D   Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio -- Class B

   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio -- Class B                  with growth of capital as a secondary
                                           objective.

   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio -- Class B       income and growth of capital, with a
                                           greater emphasis on income.

   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio -- Class B                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.

   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio -- Class B

   MFS(R) Total Return Portfolio --        Seeks a favorable total return through       MetLife Advisers, LLC
     Class F                               investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     -- Class B                                                                         Subadviser: OppenheimerFunds, Inc.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
                -------                                   ----------                             ------------------
   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio -- Class B+*                secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.

   Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.

PUTNAM VARIABLE TRUST

   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+

   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     -- Class IB+

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio -- Class      Seeks capital appreciation.                  Van Kampen Asset Management
     I+

             FUNDING                                   INVESTMENT                                 INVESTMENT
             OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
             -------                                   ----------                             ------------------
VARIABLE INSURANCE PRODUCTS FUND

VIP Contrafund(R) Portfolio --          Seeks long-term capital appreciation.        Fidelity Management & Research
  Service Class                                                                      Company

VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
  Class 2                                                                            Company

----------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                         FORMER NAME                                                        NEW NAME
                         -----------                                                        --------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

   Appreciation Portfolio                                               Legg Mason Partners Variable Appreciation Portfolio

   Diversified Strategic Income Portfolio                               Legg Mason Partners Variable Diversified Strategic
                                                                          Income
                                                                          Portfolio

   Equity Index Portfolio                                               Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                          Legg Mason Partners Variable Fundamental Value
                                                                          Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

   All Cap Fund                                                         Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                       Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                                Legg Mason Partners Variable Small Cap Growth
                                                                          Portfolio

SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                             Legg Mason Partners Variable Dividend Strategy
                                                                          Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio             Legg Mason Partners Variable Premier Selections All
                                                                          Cap
                                                                          Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio -- All Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio -- All Cap Growth and Value

   Multiple Discipline Portfolio -- Balanced All Cap Growth             Legg Mason Partners Variable Multiple Discipline
     and Value                                                            Portfolio --
                                                                          Balanced All Cap Growth and Value

   Multiple Discipline Portfolio -- Global All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
     Value                                                                Portfolio --
                                                                          Global All Cap Growth and Value

   Multiple Discipline Portfolio -- Large Cap Growth and                Legg Mason Partners Variable Multiple Discipline
     Value                                                                Portfolio  --
                                                                          Large Cap Growth and Value

TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                  Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio

   Smith Barney Aggressive Growth Portfolio                             Legg Mason Partners Variable Aggressive Growth
                                                                          Portfolio
   Smith Barney High Income Portfolio                                   Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                  Legg Mason Partners Variable International All Cap
                                                                          Growth Portfolio

   Smith Barney Large Capitalization Growth Portfolio                   Legg Mason Partners Variable Large Cap Growth
                                                                          Portfolio

   Smith Barney Large Cap Value Portfolio                               Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                  Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                  Legg Mason Partners Variable Money Market Portfolio

VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio                Legg Mason Partners Variable Small Cap Growth
                                                                          Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

       FORMER UNDERLYING FUND                                                    NEW UNDERLYING FUND
       ----------------------                                                    -------------------
--                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
     AIM VI Premier Equity Fund                                         AIM VI Core Equity Fund

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
                    ----------------------                                             -------------------
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Large Cap Portfolio                                               FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate-Conservative                  MetLife Conservative to Moderate Allocation Portfolio
     Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate-Aggressive Portfolio          MetLife Moderate to Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST METROPOLITAN SERIES FUND, INC.

     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Strategic Equity Portfolio                                        FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
                    ----------------------                                             -------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST

   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio

ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.

   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST

   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio

FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.

   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST

   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio

FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST

   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio

FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.

   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your registered representative, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
         ---------------------------------
GREATER THAN OR EQUAL TO              BUT LESS THAN                WITHDRAWAL CHARGE
------------------------              -------------                -----------------
        0 years                          3 years                          6%
        3 years                          5 years                          5%
        5 years                          6 years                          4%
        6 years                          7 years                          3%
       7 + years                                                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      " due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if after the first Contract Year, you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT
GREATER THAN OR EQUAL TO              BUT LESS THAN       WITHDRAWAL CHARGE
------------------------              -------------       -----------------
         0 years                           3 years                6%
         3 years                           5 years                5%
         5 years                           6 years                4%
         6 years                           7 years                3%
        7 + years                                                 0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
-------------                            ------                           -------                         --------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                         GMWB I           GMWB II         GMWB III
                                                                         ------           -------         --------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:..........................................     5% of RBB         5% of RBB        5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary after
you purchase GMWB:................................................     10% of RBB        10% of RBB       5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                       ASSUMES 10% GAIN ON INVESTMENT                      ASSUMES 10% LOSS ON INVESTMENT
                           -------------------------------------------------   ---------------------------------------------------
                           CONTRACT           RBB              AWB (5%)        CONTRACT          RBB                AWB (5%)
                            VALUE                                               VALUE
                           --------   ------------------   -----------------   --------   -----------------   --------------------
VALUES AS OF

INITIAL GMWB PURCHASE      $100,000        $100,000          $   5,000         $100,000        $100,000              $5,000

IMMEDIATELY PRIOR TO
WITHDRAWAL                 $110,000        $100,000          $   5,000         $ 90,000        $100,000              $5,000

PARTIAL WITHDRAWAL           N/A           (100,000          [5,000 x (1-        N/A           (100,000             [5,000 x
REDUCTION (PWR)                       x 10,000/110,000)=   90,000/100,000)]=              x 10,000/90,000)=   (1-88,889/100,000)]=
                                             9,091                 500                         $ 11,111              $  556

GREATER OF PWR OR THE                      $ 10,000                                            $ 11,111
DOLLAR AMOUNT OF THE
WITHDRAWAL                              (10,000>9,091)                                     (11,111>10,000)

CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)                 $10,000         $ 10,000          $     500         $ 10,000        $ 11,111              $  556

VALUE IMMEDIATELY
AFTER WITHDRAWAL           $100,000        $ 90,000          $   4,500         $ 80,000        $ 88,889              $4,444


                          WITHDRAWAL EXAMPLE FOR GMWB I


                                       Assumes 10% gain on investment                      Assumes 10% loss on investment
                           -------------------------------------------------   ---------------------------------------------------
                           Contract           RBB              AWB (5%)        Contract          RBB                AWB (5%)
                            Value                                               Value
                           --------   ------------------   -----------------   --------   -----------------   --------------------
VALUES AS OF

INITIAL GMWB PURCHASE      $100,000        $100,000             $5,000         $100,000        $100,000                $5,000

IMMEDIATELY PRIOR TO
WITHDRAWAL                 $110,000        $100,000             $5,000         $ 90,000        $100,000                $5,000

IMMEDIATELY AFTER          $100,000        $ 90,909             $4,545         $ 80,000        $ 88,889                $4,444
WITHDRAWAL
                                      [100,000 -(100,000       [(5,000                         [100,000 -          [5,000 x
                                       x10,000/110,000)]   x90,909/100,000)]                   (100,000         (88,889/100,000)]
                                                                                           x10,000/90,000)]

CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)                 $10,000         $  9,091             $  455         $ 10,000        $ 11,111                $  556


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

               -    a qualified retirement plan (Code Section 401),

               -    a tax-sheltered annuity (Code Section 403(b)),

               -    an individual retirement account (Code Sections 408(a)),

               -    an individual retirement annuity (Code Section 408(b)), or

               -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                              GMWB I   GMWB II   GMWB III
                                              ------   -------   --------
 Current Annual Charge.....................    0.40%    0.50%      0.25%
 Maximum Annual Charge After a Reset.......    1.00%    1.00%       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                            GMWB I                 GMWB II                GMWB III
                                    ---------------------   ---------------------   -------------------
  AWB                                 5% of RBB if first      5% of RBB if first         5% of RBB
                                    withdrawal before 3rd   withdrawal before 3rd
                                         anniversary             anniversary
                                     10% of RBB if first     10% of RBB if first
                                     withdrawal after 3rd    withdrawal after 3rd
                                         anniversary             anniversary
                                    ---------------------   ---------------------   -------------------
ANNUAL CHARGE                               0.40%                   0.50%                  0.25%

RESET                                        Yes                     Yes                     No

CAN I CANCEL MY GMWB?                         No              Yes, after the 5th     Yes, after the 5th
                                                             anniversary of GMWB    anniversary of GMWB
                                                                   purchase               purchase

INVESTMENT RESTRICTIONS                       No                     Yes                    Yes

WAIVER OF RECALCULATION OF                    No                     Yes                    Yes
AWB FOR DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

NOTE: IF THE OWNER DIES BEFORE THE ANNUITANT, THE DEATH BENEFIT IS RECALCULATED, REPLACING ALL REFERENCES TO "ANNUITANT" WITH "OWNER." ALL DEATH BENEFITS WILL BE REDUCED BY ANY PREMIUM TAX AND OUTSTANDING LOANS NOT PREVIOUSLY DEDUCTED.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

            AGE AT TIME OF DEATH                                DEATH BENEFIT
------------------------------------------   -------------------------------------------------
If Annuitant was younger than age 76 on
the Contract Date, the death benefit will
be the greatest of                           -  the Contract Value on Death Report Date;
                                             -  the total Purchase Payments made under
                                                the Contract less any prior withdrawals; or
                                             -  the Step-Up Value, if any, as described below.

If Annuitant was age 76 through 80 on the
Contract Date, the death benefit will be     -  the Contract Value on Death Report Date;
the greater of                                   or
                                             -  the total Purchase Payments made under
                                                the Contract less any prior withdrawals

If Annuitant was age 81 or older on the
Contract Date, the death benefit will be     -  the Contract Value on Death Report Date

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the Annuitant's age on the Contract Date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is on or before the Death Report Date). The initial Step-Up Value equals the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is before the Death Report Date). The Step-Up Value will equal the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh Contract Date anniversary will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the greatest
of:                                          -  the Contract Value on Death Report Date;
                                             -  the total Purchase Payments made under the
                                                Contract less any prior withdrawals; or
                                             -  the Step-Up Value, if any, as described below.

ROLL-UP DEATH BENEFIT

            AGE AT TIME OF DEATH                             DEATH BENEFIT
------------------------------------------   -------------------------------------------------
If the Annuitant dies before age 80,
the death benefit will be the
greatest of:                                 -  the Contract Value;
                                             -  the Roll-Up Death Benefit Value (as described
                                                below); or
                                             -  the Step-Up Value, if any, as described below.

If the Annuitant dies on or after age
80, the death benefit will be the
greatest of:                                 -  the Contract Value; or
                                             -  the Roll-Up Death Benefit Value (as described
                                                below) on the Annuitant's 80th birthday, plus any
                                                additional Purchase Payments and minus any
                                                partial surrender reductions (as described below)
                                                that occur after the Annuitant's 80th birthday; or
                                             -  the Contract Value

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will be established on each Contract Date anniversary which occurs prior to the Death Report Date. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

          50,000 X (10,000/55,000) = $9,090

Your new Step-Up Value would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

          50,000 X (10,000/30,000) = $16,666

Your new Step-Up Value would be 50,000 -- 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

          50,000 X (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000 -- 9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

          50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                 MANDATORY
        BEFORE THE MATURITY DATE,      THE COMPANY WILL                                         PAYOUT RULES
         UPON THE DEATH OF THE       PAY THE PROCEEDS TO:               UNLESS. . .                APPLY*
---------------------------------   - --------------------   --------------------------------   ------------
OWNER (WHO IS NOT THE               The beneficiary (ies),   Unless the beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT           or if none, to the       continue the Contract rather
OWNER)                              Contract Owner's         than receive the distribution.
                                    estate.

OWNER (WHO IS THE                   The beneficiary (ies),   Unless the beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT           or if none, to the       continue the Contract rather
OWNER)                              Contract Owner's         than receive the distribution.

                                                                                                    MANDATORY
       BEFORE THE MATURITY DATE,       THE COMPANY WILL                                            PAYOUT RULES
         UPON THE DEATH OF THE       PAY THE PROCEEDS TO:                    UNLESS. . .              APPLY*
---------------------------------   ----------------------   --------------------------------   ------------------
NON-SPOUSAL JOINT OWNER             The surviving joint                                           Yes
(WHO IS NOT THE ANNUITANT)          owner.

NON-SPOUSAL JOINT OWNER             The beneficiary (ies),   Unless the beneficiary elects to     Yes
(WHO IS THE ANNUITANT)              or, if none, to the      continue the Contract rather
                                    surviving joint owner.     than receive a distribution.

SPOUSAL JOINT OWNER (WHO IS         The surviving joint      Unless the spouse elects to          Yes
NOT THE ANNUITANT)                  owner.                   continue the Contract.

SPOUSAL JOINT OWNER (WHO IS         The beneficiary (ies),   Unless the spouse elects to          Yes
THE ANNUITANT)                      or, if none, to the      continue the Contract.
                                    surviving joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies),   Unless the beneficiary elects to     Yes
CONTRACT OWNER)                     or if none, to the       continue the Contract rather
                                    Contract Owner.          than receive the distribution.

                                                             But, if there is a Contingent
                                                             Annuitant, then the Contingent
                                                             Annuitant becomes the
                                                             Annuitant and the Contract
                                                             continues in effect (generally
                                                             using the original Maturity
                                                             Date). The proceeds will then
                                                             be paid upon the death of the
                                                             Contingent Annuitant or owner.

ANNUITANT (WHO IS THE                See death of "owner                                          Yes
CONTRACT OWNER)                      who is the
                                     Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                        Yes (Death of
 NON-NATURAL ENTITY/TRUST)          or if none, to the                                            Annuitant is
                                    owner.                                                        treated as death
                                                                                                  of the owner in
                                                                                                  these
                                                                                                  circumstances.)

CONTINGENT ANNUITANT                No death proceeds                                             Yes
(ASSUMING ANNUITANT IS STILL        are payable;
ALIVE)                              Contract continues.

BENEFICIARY                         No death proceeds                                             N/A
                                    are payable;
                                    Contract continues.

CONTINGENT BENEFICIARY              No death proceeds                                             N/A
                                    are payable;
                                    Contract continues.

                               QUALIFIED CONTRACTS


                                                                                                  MANDATORY
       BEFORE THE MATURITY DATE,       THE COMPANY WILL                                         PAYOUT RULES
         UPON THE DEATH OF THE       PAY THE PROCEEDS TO:                    UNLESS. . .           APPLY*
---------------------------------   ----------------------   --------------------------------   ------------
OWNER / ANNUITANT                   The beneficiary (ies)    Unless the beneficiary elects to     Yes
                                    , or if none, to the     continue the Contract rather
                                    Contract Owner's         than receive a distribution.
                                    estate.

BENEFICIARY                         No death proceeds                                             N/A
                                    are payable;
                                    Contract continues.

CONTINGENT BENEFICIARY              No death proceeds                                             N/A
                                     are payable;
                                    Contract continues.

--------------
     * Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person.

You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).


ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract

Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your purchase payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage II is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.135           1.324             31,202
                                                               2004        0.962           1.135                 --
                                                               2003        0.780           0.962                 --
                                                               2002        1.000           0.780                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.786           0.820             95,823
                                                               2004        0.753           0.786             95,819
                                                               2003        0.610           0.753             94,245
                                                               2002        0.886           0.610             57,411
                                                               2001        1.000           0.886             58,685

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.130           1.166            181,062
                                                               2004        1.029           1.130            182,993
                                                               2003        0.788           1.029            178,669
                                                               2002        1.000           0.788              9,718

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.671           0.761            379,064
                                                               2004        0.628           0.671            413,899
                                                               2003        0.515           0.628            437,056
                                                               2002        0.755           0.515            443,875
                                                               2001        0.926           0.755            502,272
                                                               2000        1.127           0.926            298,973
                                                               1999        1.000           1.127                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.035           1.165            644,446
                                                               2004        0.924           1.035            635,480
                                                               2003        0.692           0.924            564,989
                                                               2002        0.821           0.692            525,945
                                                               2001        0.970           0.821            396,132
                                                               2000        1.211           0.970            219,232
                                                               1999        1.000           1.211                 --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.087           1.247          1,095,817
                                                               2004        0.979           1.087          1,147,016
                                                               2003        0.725           0.979          1,151,521
                                                               2002        0.972           0.725            941,090
                                                               2001        1.204           0.972            610,536
                                                               2000        1.167           1.204            139,836
                                                               1999        1.000           1.167                 --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.287           1.344          1,774,707
                                                               2004        1.181           1.287          1,852,914
                                                               2003        0.904           1.181          1,853,357
                                                               2002        1.121           0.904          1,609,213
                                                               2001        1.107           1.121          1,049,824
                                                               2000        1.039           1.107            197,664
                                                               1999        1.000           1.039                 --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.643           1.738                 --
                                                               2004        1.267           1.643                 --
                                                               2003        0.958           1.267                 --
                                                               2002        1.000           0.958                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.211           1.318              4,100
                                                               2004        1.075           1.211                 --
                                                               2003        1.000           1.075              1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.210           1.315                 --
                                                               2004        1.068           1.210                 --
                                                               2003        1.000           1.068              1,000

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.036                 --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.879           0.909            228,339
                                                               2004        0.799           0.879            252,130
                                                               2003        0.589           0.799            244,209
                                                               2002        0.837           0.589            143,673
                                                               2001        1.001           0.837            116,704
                                                               2000        1.215           1.001             64,153
                                                               1999        1.000           1.215                 --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.161           1.267            311,425
                                                               2004        1.044           1.161            334,972
                                                               2003        0.845           1.044            325,337
                                                               2002        1.000           0.845            100,137

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.784           2.244             27,318
                                                               2004        1.449           1.784             10,263
                                                               2003        1.000           1.449                449

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.093           1.189            348,784
                                                               2004        0.935           1.093            376,754
                                                               2003        0.716           0.935            331,478
                                                               2002        0.891           0.716            272,558
                                                               2001        1.074           0.891            228,595
                                                               2000        1.115           1.074             33,594
                                                               1999        1.000           1.115                 --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.183           1.272             41,732
                                                               2004        1.033           1.183                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.792           1.033                 --
                                                               2002        1.000           0.792                 --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.046           1.077            812,511
                                                               2004        0.974           1.046            838,578
                                                               2003        0.792           0.974            789,381
                                                               2002        0.973           0.792            811,466
                                                               2001        1.026           0.973            386,946
                                                               2000        1.044           1.026            190,206
                                                               1999        1.000           1.044                 --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.242           1.257            621,062
                                                               2004        1.178           1.242            656,373
                                                               2003        1.068           1.178            698,235
                                                               2002        1.032           1.068            474,374
                                                               2001        1.014           1.032            306,470
                                                               2000        0.999           1.014             17,824
                                                               1999        1.000           0.999                 --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.869           0.894            182,821
                                                               2004        0.798           0.869            188,261
                                                               2003        0.633           0.798            182,850
                                                               2002        0.826           0.633            114,890
                                                               2001        0.955           0.826            111,598
                                                               2000        1.067           0.955             27,831
                                                               1999        1.000           1.067                 --

   Fundamental Value Portfolio (6/00).......................   2005        1.310           1.355          1,029,480
                                                               2004        1.226           1.310          1,097,780
                                                               2003        0.896           1.226          1,158,025
                                                               2002        1.153           0.896            758,878
                                                               2001        1.234           1.153            588,600
                                                               2000        1.037           1.234            146,610
                                                               1999        1.000           1.037                 --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.451           0.499            188,975
                                                               2004        0.379           0.451            190,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mid Cap Growth Portfolio -- Service Shares  (continued)..   2003        0.285           0.379            214,606
                                                               2002        0.402           0.285            119,873
                                                               2001        0.674           0.402            127,433
                                                               2000        1.000           0.674             57,556

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.516           1.556              7,078
                                                               2004        1.337           1.516              7,078
                                                               2003        1.000           1.337              1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.385           1.411                 --
                                                               2004        1.245           1.385                 --
                                                               2003        1.000           1.245              3,478

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.543           1.649             21,664
                                                               2004        1.260           1.543              3,301
                                                               2003        1.000           1.260              3,651

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.127           1.136              9,803
                                                               2004        1.049           1.127              6,233
                                                               2003        1.000           1.049                 --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.218           1.231          1,836,453
                                                               2004        1.176           1.218          1,938,032
                                                               2003        1.134           1.176          2,391,763
                                                               2002        1.054           1.134          1,135,768
                                                               2001        1.000           1.054            142,080

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.775           0.821             13,730
                                                               2004        0.730           0.775             13,055
                                                               2003        0.560           0.730              8,771
                                                               2002        0.806           0.560              3,766
                                                               2001        1.000           0.806              1,568

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.014           1.124            139,183
                                                               2004        0.884           1.014            126,825
                                                               2003        0.697           0.884            118,813
                                                               2002        0.858           0.697             32,066
                                                               2001        1.000           0.858              4,131

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.617           1.709             92,613
                                                               2004        1.298           1.617             91,173
                                                               2003        0.879           1.298            125,042
                                                               2002        1.089           0.879            119,022
                                                               2001        1.000           1.089             27,156

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.316           1.352            419,329
                                                               2004        1.231           1.316            444,091
                                                               2003        0.897           1.231            388,411
                                                               2002        1.212           0.897            238,858
                                                               2001        1.205           1.212            196,939
                                                               2000        1.033           1.205             56,658
                                                               1999        1.000           1.033                 --

   Investors Fund -- Class I (1/01).........................   2005        1.198           1.259            118,640
                                                               2004        1.099           1.198            122,214
                                                               2003        0.841           1.099            161,257
                                                               2002        1.108           0.841            122,448
                                                               2001        1.171           1.108             51,941
                                                               2000        1.029           1.171                 --
                                                               1999        1.000           1.029                 --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.296           1.342             87,264
                                                               2004        1.141           1.296             87,420
                                                               2003        0.776           1.141             87,852
                                                               2002        1.204           0.776              3,000
                                                               2001        1.315           1.204              1,034
                                                               2000        1.141           1.315                 --
                                                               1999        1.000           1.141                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.812           0.800             74,091
                                                               2004        0.796           0.812             73,621
                                                               2003        0.653           0.796             63,083
                                                               2002        0.894           0.653             17,665
                                                               2001        1.000           0.894              1,370

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.871           0.914              7,293
                                                               2004        0.857           0.871              7,448
                                                               2003        0.647           0.857              9,623
                                                               2002        0.895           0.647              2,490
                                                               2001        1.000           0.895                 --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.450           1.506            350,815
                                                               2004        1.377           1.450            407,875
                                                               2003        1.062           1.377            355,766
                                                               2002        1.000           1.062              2,136

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.296           1.333            615,622
                                                               2004        1.250           1.296            658,255
                                                               2003        1.039           1.250            650,307
                                                               2002        1.000           1.039            369,328

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.519           1.597             36,910
                                                               2004        1.395           1.519             36,823
                                                               2003        1.075           1.395             24,561
                                                               2002        1.000           1.075              1,000

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.435           1.467             38,539
                                                               2004        1.362           1.435             33,075
                                                               2003        1.070           1.362             30,342
                                                               2002        1.000           1.070              1,174

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.872           0.936              7,520
                                                               2004        0.829           0.872              7,530
                                                               2003        0.650           0.829              7,540
                                                               2002        0.865           0.650              5,245
                                                               2001        1.000           0.865              1,154

   Equity Income Portfolio (10/00)..........................   2005        1.200           1.238            499,998
                                                               2004        1.107           1.200            518,850
                                                               2003        0.855           1.107            419,770
                                                               2002        1.006           0.855            151,748
                                                               2001        1.092           1.006            137,176
                                                               2000        1.013           1.092             16,525
                                                               1999        1.000           1.013                 --

   Large Cap Portfolio (6/00)...............................   2005        0.724           0.776            359,523
                                                               2004        0.688           0.724            362,622
                                                               2003        0.559           0.688            354,540
                                                               2002        0.734           0.559            172,587
                                                               2001        0.900           0.734            165,937
                                                               2000        1.066           0.900             60,766
                                                               1999        1.000           1.066                 --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.112                 --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.008           1.022              4,136

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.056             21,813

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.090                 --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.033                 --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.765           0.846            191,863
                                                               2004        0.669           0.765            193,486

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio  (continued)............      2003        0.559           0.669            224,873
                                                               2002        0.757           0.559            182,592
                                                               2001        0.989           0.757            161,626
                                                               2000        1.061           0.989            101,243
                                                               1999        1.000           1.061                 --

MFS(R) Emerging Growth Portfolio (2/00)..................      2005        0.655           0.636                 --
                                                               2004        0.589           0.655             97,124
                                                               2003        0.462           0.589            102,983
                                                               2002        0.712           0.462            123,340
                                                               2001        1.130           0.712            121,516
                                                               2000        1.433           1.130             97,130
                                                               1999        1.000           1.433                 --

MFS(R) Mid Cap Growth Portfolio (3/02)...................      2005        0.840           0.854             71,846
                                                               2004        0.745           0.840                 --
                                                               2003        0.551           0.745                 --
                                                               2002        1.000           0.551                 --

MFS(R) Total Return Portfolio (7/00).....................      2005        1.343           1.365          1,107,966
                                                               2004        1.221           1.343          1,174,241
                                                               2003        1.061           1.221          1,110,848
                                                               2002        1.135           1.061            695,684
                                                               2001        1.150           1.135            445,508
                                                               2000        0.999           1.150            202,359
                                                               1999        1.000           0.999                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.123           1.180                 --
                                                               2004        1.000           1.123                 --

Mondrian International Stock Portfolio (3/02)............      2005        1.228           1.327             14,654
                                                               2004        1.074           1.228             16,556
                                                               2003        0.846           1.074                 --
                                                               2002        1.000           0.846                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.336           1.397                 --
                                                               2004        1.218           1.336                 --
                                                               2003        1.000           1.218                 --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.037           1.041                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Strategic Income Portfolio (5/04)................   2005        1.096           1.122              7,550
                                                               2004        1.000           1.096                 --

   Strategic Equity Portfolio (6/00)........................   2005        0.729           0.735            167,702
                                                               2004        0.670           0.729            193,465
                                                               2003        0.512           0.670            216,950
                                                               2002        0.782           0.512            255,773
                                                               2001        0.914           0.782            284,839
                                                               2000        1.132           0.914            202,439
                                                               1999        1.000           1.132                 --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.117                 --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.113                 --

   Travelers Managed Income Portfolio (7/00)................   2005        1.222           1.223            801,572
                                                               2004        1.204           1.222            981,921
                                                               2003        1.125           1.204          1,070,557
                                                               2002        1.115           1.125            510,149
                                                               2001        1.059           1.115            188,214
                                                               2000        0.994           1.059             29,625
                                                               1999        1.000           0.994                 --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.664           0.707             35,382
                                                               2004        0.648           0.664             38,094
                                                               2003        0.523           0.648             39,159
                                                               2002        0.750           0.523             37,188
                                                               2001        0.964           0.750             49,390
                                                               2000        1.145           0.964             39,955
                                                               1999        1.000           1.145                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           1.009              7,944
                                                               2004        1.000           0.998             40,362
                                                               2003        1.000           1.000                 --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.254           1.382          1,278,473
                                                               2004        1.155           1.254          1,310,672

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Aggressive Growth Portfolio  (continued)....      2003        0.870           1.155          1,273,855
                                                               2002        1.309           0.870            573,856
                                                               2001        1.382           1.309            452,646
                                                               2000        1.210           1.382            164,358
                                                               1999        1.000           1.210                 --

Smith Barney High Income Portfolio (8/00)................      2005        1.148           1.163            575,995
                                                               2004        1.053           1.148            716,412
                                                               2003        0.837           1.053            875,823
                                                               2002        0.876           0.837            672,340
                                                               2001        0.922           0.876            489,304
                                                               2000        1.016           0.922              1,807
                                                               1999        1.000           1.016                 --

Smith Barney International All Cap Growth Portfolio
(3/00)...................................................      2005        0.662           0.730            104,915
                                                               2004        0.569           0.662            109,830
                                                               2003        0.452           0.569            119,997
                                                               2002        0.617           0.452             87,057
                                                               2001        0.908           0.617             83,173
                                                               2000        1.207           0.908             47,399
                                                               1999        1.000           1.207                 --

Smith Barney Large Cap Value Portfolio (6/00)............      2005        0.988           1.038            390,097
                                                               2004        0.904           0.988            393,882
                                                               2003        0.718           0.904            402,191
                                                               2002        0.975           0.718            432,542
                                                               2001        1.076           0.975            384,096
                                                               2000        0.964           1.076            314,048
                                                               1999        1.000           0.964                 --

Smith Barney Large Capitalization Growth Portfolio
(2/00)...................................................      2005        0.926           0.962            597,379
                                                               2004        0.935           0.926            607,137
                                                               2003        0.642           0.935            629,393
                                                               2002        0.865           0.642            599,697
                                                               2001        1.001           0.865            517,862
                                                               2000        1.090           1.001            282,561
                                                               1999        1.000           1.090                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.351           1.444            375,043
                                                               2004        1.239           1.351            381,702
                                                               2003        0.967           1.239            366,913
                                                               2002        1.211           0.967            225,995
                                                               2001        1.364           1.211            191,467
                                                               2000        1.172           1.364             64,859
                                                               1999        1.000           1.172                 --

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.066           1.082          1,619,770
                                                               2004        1.070           1.066          1,994,070
                                                               2003        1.077           1.070          1,821,759
                                                               2002        1.078           1.077            524,727
                                                               2001        1.053           1.078            148,566
                                                               2000        1.006           1.053             64,613
                                                               1999        1.000           1.006                 --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.714           0.760            196,567
                                                               2004        0.675           0.714            221,492
                                                               2003        0.537           0.675            216,713
                                                               2002        0.806           0.537            196,991
                                                               2001        1.193           0.806            196,978
                                                               2000        1.345           1.193            115,899
                                                               1999        1.000           1.345                 --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.110           1.149            126,348
                                                               2004        0.973           1.110            127,107
                                                               2003        0.694           0.973            101,651
                                                               2002        0.946           0.694             46,293
                                                               2001        1.000           0.946                 --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.169           1.349            223,984
                                                               2004        1.027           1.169            168,972
                                                               2003        0.811           1.027            163,339
                                                               2002        0.907           0.811             81,354
                                                               2001        1.048           0.907             53,627

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Contrafund(R) Portfolio -- Service Class  (continued)....   2000        1.138           1.048             22,930
                                                               1999        1.000           1.138                 --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.440           1.678            232,128
                                                               2004        1.170           1.440            220,808
                                                               2003        0.857           1.170            236,967
                                                               2002        1.000           0.857             62,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.382           1.597            144,490
                                                               2004        1.183           1.382             85,167
                                                               2003        0.968           1.183             62,369
                                                               2002        1.000           0.968                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.218           1.258              7,238
                                                               2004        1.178           1.218              7,578
                                                               2003        0.963           1.178             10,027
                                                               2002        1.000           0.963                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.349           1.380            863,304
                                                               2004        1.241           1.349            671,346
                                                               2003        0.960           1.241            324,534
                                                               2002        1.000           0.960                 --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.211           1.360            551,459
                                                               2004        1.143           1.211            216,941
                                                               2003        0.948           1.143             66,077
                                                               2002        1.000           0.948                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.445           1.612          5,479,126
                                                               2004        1.302           1.445          3,301,874
                                                               2003        0.984           1.302            560,403
                                                               2002        1.000           0.984                 --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.413           1.606         15,362,612
                                                               2004        1.285           1.413          9,273,858
                                                               2003        0.960           1.285          2,482,245
                                                               2002        1.000           0.960                 --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.357           1.404         18,636,981
                                                               2004        1.257           1.357         12,269,497
                                                               2003        0.971           1.257          2,985,394
                                                               2002        1.000           0.971                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.692           1.773            621,716
                                                               2004        1.317           1.692            363,487
                                                               2003        1.005           1.317            141,660
                                                               2002        1.000           1.005                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291            491,266
                                                               2004        1.073           1.199            200,346
                                                               2003        1.000           1.073                 --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289            558,937
                                                               2004        1.067           1.197            213,448
                                                               2003        1.000           1.067                 --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030            473,972

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.417           1.452          1,496,822
                                                               2004        1.300           1.417          1,111,279
                                                               2003        0.969           1.300            297,552
                                                               2002        1.000           0.969                 --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448          3,992,826
                                                               2004        1.217           1.340          2,095,459
                                                               2003        0.994           1.217            723,595
                                                               2002        1.000           0.994                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188          1,505,095
                                                               2004        1.440           1.756            466,250
                                                               2003        1.000           1.440             91,391

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.481           1.596          4,568,600
                                                               2004        1.278           1.481          2,330,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.278            519,279
                                                               2002        1.000           0.989                 --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.431           1.524          2,064,621
                                                               2004        1.262           1.431            594,562
                                                               2003        0.976           1.262            206,659
                                                               2002        1.000           0.976                 --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.265           1.290          5,012,226
                                                               2004        1.190           1.265          4,141,171
                                                               2003        0.977           1.190          1,561,246
                                                               2002        1.000           0.977                 --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.152           1.155          3,581,641
                                                               2004        1.103           1.152          2,920,201
                                                               2003        1.010           1.103            887,819
                                                               2002        1.000           1.010                 --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.302           1.327          2,839,502
                                                               2004        1.208           1.302          2,252,137
                                                               2003        0.967           1.208          1,148,700
                                                               2002        1.000           0.967                 --

   Fundamental Value Portfolio (6/00).......................   2005        1.385           1.419          9,239,878
                                                               2004        1.309           1.385          8,216,033
                                                               2003        0.966           1.309          2,834,488
                                                               2002        1.000           0.966                 --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.525           1.671             71,823
                                                               2004        1.295           1.525             17,001
                                                               2003        0.983           1.295              9,106
                                                               2002        1.000           0.983                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517            896,870
                                                               2004        1.328           1.492            512,682
                                                               2003        1.000           1.328             58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376          2,139,915
                                                               2004        1.237           1.363          1,226,122
                                                               2003        1.000           1.237            154,434

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608          2,921,421
                                                               2004        1.252           1.519          1,430,939
                                                               2003        1.000           1.252            131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108          4,183,574
                                                               2004        1.042           1.110          2,075,669
                                                               2003        1.000           1.042            364,430

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067         16,295,872
                                                               2004        1.039           1.066         11,030,522
                                                               2003        1.012           1.039          4,444,217
                                                               2002        1.000           1.012                 --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.301           1.364                 --
                                                               2004        1.237           1.301                 --
                                                               2003        0.958           1.237                 --
                                                               2002        1.000           0.958                 --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.420           1.557            503,884
                                                               2004        1.249           1.420            507,731
                                                               2003        0.994           1.249            378,045
                                                               2002        1.000           0.994                 --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.764           1.846          1,127,527
                                                               2004        1.429           1.764            802,610

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.429            446,380
                                                               2002        1.000           0.977                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.382           1.406          3,274,732
                                                               2004        1.305           1.382          2,835,223
                                                               2003        0.960           1.305          1,303,133
                                                               2002        1.000           0.960                 --

   Investors Fund -- Class I (1/01).........................   2005        1.338           1.394          1,852,362
                                                               2004        1.240           1.338          1,547,557
                                                               2003        0.958           1.240            657,293
                                                               2002        1.000           0.958                 --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.589           1.630            758,509
                                                               2004        1.412           1.589            681,109
                                                               2003        0.970           1.412            195,339
                                                               2002        1.000           0.970                 --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.175           1.147            663,758
                                                               2004        1.163           1.175            499,442
                                                               2003        0.963           1.163            171,776
                                                               2002        1.000           0.963                 --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.268           1.318             64,976
                                                               2004        1.260           1.268             30,641
                                                               2003        0.960           1.260             15,353
                                                               2002        1.000           0.960                 --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337         21,918,724
                                                               2004        1.245           1.299         14,950,399
                                                               2003        0.969           1.245          3,309,858
                                                               2002        1.000           0.969                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222         19,350,145
                                                               2004        1.168           1.199         13,207,492
                                                               2003        0.979           1.168          2,672,484
                                                               2002        1.000           0.979                 --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390          4,997,367
                                                               2004        1.238           1.335          2,387,094
                                                               2003        0.962           1.238            490,264
                                                               2002        1.000           0.962                 --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282          3,120,861
                                                               2004        1.213           1.266          1,741,885
                                                               2003        0.961           1.213            576,357
                                                               2002        1.000           0.961                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.273           1.353            533,485
                                                               2004        1.222           1.273            433,213
                                                               2003        0.967           1.222            173,834
                                                               2002        1.000           0.967                 --

   Equity Income Portfolio (10/00)..........................   2005        1.320           1.349          3,470,760
                                                               2004        1.229           1.320          2,356,302
                                                               2003        0.958           1.229            933,491
                                                               2002        1.000           0.958                 --

   Large Cap Portfolio (6/00)...............................   2005        1.227           1.304            761,388
                                                               2004        1.178           1.227            638,667
                                                               2003        0.966           1.178            246,621
                                                               2002        1.000           0.966                 --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                474
   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.050            113,761

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.083            238,769

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.028              8,861

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.306           1.431            360,257
                                                               2004        1.153           1.306            236,555
                                                               2003        0.973           1.153            123,529
                                                               2002        1.000           0.973                 --

MFS(R) Emerging Growth Portfolio (2/00)..................      2005        1.351           1.310                 --
                                                               2004        1.226           1.351            237,712
                                                               2003        0.971           1.226            131,311
                                                               2002        1.000           0.971                 --

MFS(R) Mid Cap Growth Portfolio (3/02)...................      2005        1.456           1.467            662,001
                                                               2004        1.305           1.456            183,666
                                                               2003        0.974           1.305            138,108
                                                               2002        1.000           0.974                 --

MFS(R) Total Return Portfolio (7/00).....................      2005        1.224           1.232         12,161,644
                                                               2004        1.123           1.224          8,449,630
                                                               2003        0.986           1.123          3,040,252
                                                               2002        1.000           0.986                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.116           1.162            692,556
                                                               2004        1.000           1.116            152,817

Mondrian International Stock Portfolio (3/02)............      2005        1.425           1.526          1,407,512
                                                               2004        1.259           1.425            820,537
                                                               2003        1.001           1.259             85,856
                                                               2002        1.000           1.001                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.315           1.363            524,811
                                                               2004        1.210           1.315            202,670
                                                               2003        1.000           1.210              4,367

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                 --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.104          3,120,622
                                                               2004        1.000           1.089            438,335

   Strategic Equity Portfolio (6/00)........................   2005        1.354           1.351            459,855
                                                               2004        1.256           1.354            421,151
                                                               2003        0.969           1.256            331,406
                                                               2002        1.000           0.969                 --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111              8,175

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                 --

   Travelers Managed Income Portfolio (7/00)................   2005        1.081           1.072          5,358,347
                                                               2004        1.075           1.081          4,415,032
                                                               2003        1.014           1.075          1,389,623
                                                               2002        1.000           1.014                 --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.205           1.270            242,757
                                                               2004        1.186           1.205            112,094
                                                               2003        0.966           1.186            157,881
                                                               2002        1.000           0.966                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987          2,390,703
                                                               2004        0.997           0.986          1,892,813
                                                               2003        1.000           0.997             14,435

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.344           1.467         11,136,013
                                                               2004        1.250           1.344          8,924,780
                                                               2003        0.951           1.250          2,994,791
                                                               2002        1.000           0.951                 --

   Smith Barney High Income Portfolio (8/00)................   2005        1.356           1.361          5,049,829
                                                               2004        1.256           1.356          3,993,608
                                                               2003        1.007           1.256          1,647,756
                                                               2002        1.000           1.007                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.416           1.546             26,594
                                                               2004        1.228           1.416             20,659
                                                               2003        0.986           1.228             16,617
                                                               2002        1.000           0.986                 --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.308           1.362             57,391
                                                               2004        1.209           1.308             58,386
                                                               2003        0.969           1.209             36,575
                                                               2002        1.000           0.969                 --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.339           1.378          3,424,059
                                                               2004        1.365           1.339          3,125,256
                                                               2003        0.946           1.365          1,176,777
                                                               2002        1.000           0.946                 --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.338           1.417          1,933,083
                                                               2004        1.239           1.338          1,628,496
                                                               2003        0.977           1.239            733,971
                                                               2002        1.000           0.977                 --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.970           0.975          3,019,588
                                                               2004        0.984           0.970          2,251,784
                                                               2003        0.999           0.984            888,448
                                                               2002        1.000           0.999                 --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.250           1.319            148,862
                                                               2004        1.195           1.250            104,386
                                                               2003        0.959           1.195             55,188
                                                               2002        1.000           0.959                 --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.529           1.568            449,352
                                                               2004        1.353           1.529            361,221
                                                               2003        0.974           1.353            162,355
                                                               2002        1.000           0.974                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.403           1.603          6,370,669
                                                               2004        1.244           1.403          3,260,531
                                                               2003        0.991           1.244          1,112,778
                                                               2002        1.000           0.991                 --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.625           1.875          4,190,757
                                                               2004        1.333           1.625          2,561,023
                                                               2003        0.986           1.333            731,326
                                                               2002        1.000           0.986                 --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.135           1.324             11,611
                                                               2004        0.962           1.135                 --
                                                               2003        0.780           0.962                 --
                                                               2002        0.878           0.780                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.786           0.820            186,959
                                                               2004        0.753           0.786            193,397
                                                               2003        0.610           0.753            224,709
                                                               2002        0.886           0.610            273,880
                                                               2001        1.000           0.886             44,481

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.130           1.166            154,124
                                                               2004        1.029           1.130            205,133
                                                               2003        0.788           1.029            202,171
                                                               2002        1.000           0.788            105,186

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.671           0.761          3,542,749
                                                               2004        0.628           0.671          3,980,042
                                                               2003        0.515           0.628          4,417,255
                                                               2002        0.755           0.515          4,996,672
                                                               2001        0.926           0.755          5,706,327
                                                               2000        1.127           0.926          4,292,514
                                                               1999        1.000           1.127             98,377

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.035           1.165          4,027,212
                                                               2004        0.924           1.035          4,044,618
                                                               2003        0.692           0.924          4,013,956
                                                               2002        0.821           0.692          3,794,165
                                                               2001        0.970           0.821          3,848,239
                                                               2000        1.211           0.970          3,249,643
                                                               1999        1.000           1.211            123,540

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.087           1.247          9,929,724
                                                               2004        0.979           1.087         10,072,367
                                                               2003        0.725           0.979          9,674,784
                                                               2002        0.972           0.725          9,051,297
                                                               2001        1.204           0.972          8,538,251
                                                               2000        1.167           1.204          6,160,677
                                                               1999        1.000           1.167          1,134,441

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.287           1.344          9,174,263
                                                               2004        1.181           1.287          9,487,143
                                                               2003        0.904           1.181          9,723,750
                                                               2002        1.121           0.904          8,678,386
                                                               2001        1.107           1.121          7,396,792
                                                               2000        1.039           1.107          4,257,325
                                                               1999        1.000           1.039             46,596

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.643           1.738                972
                                                               2004        1.267           1.643                 --
                                                               2003        0.958           1.267                 --
                                                               2002        1.048           0.958                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.211           1.318             41,122
                                                               2004        1.075           1.211                 --
                                                               2003        1.000           1.075                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.210           1.315            135,076
                                                               2004        1.068           1.210              8,884
                                                               2003        1.000           1.068                 --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.036            128,213

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        0.879           0.909          2,195,571
                                                               2004        0.799           0.879          2,438,278
                                                               2003        0.589           0.799          2,521,774
                                                               2002        0.837           0.589          2,338,805
                                                               2001        1.001           0.837          2,212,536
                                                               2000        1.215           1.001          1,777,941
                                                               1999        1.000           1.215            549,437

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)...   2005        1.161           1.267            439,692
                                                               2004        1.044           1.161            382,679
                                                               2003        0.845           1.044            329,118
                                                               2002        1.000           0.845             24,581

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.784           2.244            393,288
                                                               2004        1.449           1.784             64,080
                                                               2003        1.000           1.449             82,956

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.093           1.189          2,760,034
                                                               2004        0.935           1.093          2,498,119
                                                               2003        0.716           0.935          2,404,709
                                                               2002        0.891           0.716          2,323,461
                                                               2001        1.074           0.891          2,087,896
                                                               2000        1.115           1.074          1,545,765
                                                               1999        1.000           1.115             53,095

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.183           1.272            165,606
                                                               2004        1.033           1.183             14,706

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.792           1.033                 --
                                                               2002        0.832           0.792                 --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.046           1.077          2,967,218
                                                               2004        0.974           1.046          3,402,889
                                                               2003        0.792           0.974          3,621,952
                                                               2002        0.973           0.792          3,234,469
                                                               2001        1.026           0.973          2,172,270
                                                               2000        1.044           1.026            941,763
                                                               1999        1.000           1.044             84,121

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.242           1.257          2,495,941
                                                               2004        1.178           1.242          2,888,035
                                                               2003        1.068           1.178          3,034,833
                                                               2002        1.032           1.068          2,969,507
                                                               2001        1.014           1.032          2,434,690
                                                               2000        0.999           1.014          1,438,172
                                                               1999        1.000           0.999            341,104

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        0.869           0.894          2,423,854
                                                               2004        0.798           0.869          3,117,027
                                                               2003        0.633           0.798          2,780,248
                                                               2002        0.826           0.633          2,776,130
                                                               2001        0.955           0.826          2,792,764
                                                               2000        1.067           0.955          1,086,755
                                                               1999        1.000           1.067            348,286

   Fundamental Value Portfolio (12/99)......................   2005        1.310           1.355          4,338,359
                                                               2004        1.226           1.310          5,046,949
                                                               2003        0.896           1.226          5,064,535
                                                               2002        1.153           0.896          5,190,545
                                                               2001        1.234           1.153          4,341,451
                                                               2000        1.037           1.234            948,161
                                                               1999        1.000           1.037             12,938

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.451           0.499          2,024,904
                                                               2004        0.379           0.451          2,131,311

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Mid Cap Growth Portfolio -- Service Shares  (continued)...  2003        0.285           0.379          2,307,386
                                                               2002        0.402           0.285          2,481,234
                                                               2001        0.674           0.402          2,683,031
                                                               2000        1.000           0.674          1,701,726

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005        1.516           1.556             79,133
                                                               2004        1.337           1.516            113,342
                                                               2003        1.000           1.337             60,086

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005        1.385           1.411            289,711
                                                               2004        1.245           1.385            191,146
                                                               2003        1.000           1.245             52,729

   Mid-Cap Value Portfolio (5/03)............................  2005        1.543           1.649            571,572
                                                               2004        1.260           1.543            316,299
                                                               2003        1.000           1.260            163,255

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.127           1.136          1,179,052
                                                               2004        1.049           1.127            715,250
                                                               2003        1.000           1.049            202,392

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.218           1.231          4,017,299
                                                               2004        1.176           1.218          4,403,863
                                                               2003        1.134           1.176          5,407,443
                                                               2002        1.054           1.134          3,419,880
                                                               2001        1.000           1.054            434,773

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)...................................................   2005        0.775           0.821             50,122
                                                               2004        0.730           0.775             54,534
                                                               2003        0.560           0.730             84,884
                                                               2002        0.806           0.560             56,378
                                                               2001        1.000           0.806             22,514

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.014           1.124            175,115
                                                               2004        0.884           1.014            151,194
                                                               2003        0.697           0.884            181,635
                                                               2002        0.858           0.697             86,812
                                                               2001        1.000           0.858             14,691

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.617           1.709            649,038
                                                               2004        1.298           1.617            556,757
                                                               2003        0.879           1.298            531,891
                                                               2002        1.089           0.879            332,783
                                                               2001        1.000           1.089             71,890

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.316           1.352          1,677,286
                                                               2004        1.231           1.316          1,873,002
                                                               2003        0.897           1.231          1,888,455
                                                               2002        1.212           0.897          1,976,967
                                                               2001        1.205           1.212          1,598,744
                                                               2000        1.033           1.205            507,525
                                                               1999        1.000           1.033             20,279

   Investors Fund -- Class I (11/99)........................   2005        1.198           1.259          1,343,258
                                                               2004        1.099           1.198          1,393,345
                                                               2003        0.841           1.099          1,393,911
                                                               2002        1.108           0.841          1,267,791
                                                               2001        1.171           1.108          1,112,073
                                                               2000        1.029           1.171            217,211
                                                               1999        1.000           1.029             10,159

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.296           1.342            541,401
                                                               2004        1.141           1.296            534,246
                                                               2003        0.776           1.141            502,581
                                                               2002        1.204           0.776            405,274
                                                               2001        1.315           1.204            370,805
                                                               2000        1.141           1.315            266,300
                                                               1999        1.000           1.141             35,132

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.812           0.800            149,840
                                                               2004        0.796           0.812            154,400
                                                               2003        0.653           0.796            148,027
                                                               2002        0.894           0.653             62,178
                                                               2001        1.000           0.894              8,386

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.871           0.914            319,085
                                                               2004        0.857           0.871            362,894
                                                               2003        0.647           0.857            277,969
                                                               2002        0.895           0.647            213,889
                                                               2001        1.000           0.895             98,459

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.450           1.506          1,204,224
                                                               2004        1.377           1.450          1,865,334
                                                               2003        1.062           1.377          1,260,241
                                                               2002        1.000           1.062            146,807

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.296           1.333          1,031,980
                                                               2004        1.250           1.296          1,808,241
                                                               2003        1.039           1.250          2,075,139
                                                               2002        1.000           1.039            107,743

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.519           1.597            316,339
                                                               2004        1.395           1.519            417,889
                                                               2003        1.075           1.395            183,455
                                                               2002        1.000           1.075             11,968

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.435           1.467             84,904
                                                               2004        1.362           1.435             90,870
                                                               2003        1.070           1.362             54,011
                                                               2002        1.000           1.070                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        0.872           0.936            572,111
                                                               2004        0.829           0.872            576,619
                                                               2003        0.650           0.829            515,789
                                                               2002        0.865           0.650            381,876
                                                               2001        1.000           0.865            136,035

   Equity Income Portfolio (11/99)..........................   2005        1.200           1.238          1,150,485
                                                               2004        1.107           1.200          1,302,083
                                                               2003        0.855           1.107          1,414,340
                                                               2002        1.006           0.855          1,406,171
                                                               2001        1.092           1.006          1,135,718
                                                               2000        1.013           1.092            562,016
                                                               1999        1.000           1.013             19,805

   Large Cap Portfolio (11/99)..............................   2005        0.724           0.776          2,475,830
                                                               2004        0.688           0.724          2,686,679
                                                               2003        0.559           0.688          2,365,088
                                                               2002        0.734           0.559          1,889,763
                                                               2001        0.900           0.734          1,809,999
                                                               2000        1.066           0.900          1,406,663
                                                               1999        1.000           1.066            559,758

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.046           1.112                 --

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.022                 --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.056            374,123

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.017           1.090              1,676

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.012           1.033                 --

   Mercury Large Cap Core Portfolio (11/99).................   2005        0.765           0.846            832,892
                                                               2004        0.669           0.765            902,689

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio  (continued)............      2003        0.559           0.669          1,037,347
                                                               2002        0.757           0.559          1,151,010
                                                               2001        0.989           0.757          1,231,361
                                                               2000        1.061           0.989            745,993
                                                               1999        1.000           1.061             54,286

MFS(R) Emerging Growth Portfolio (11/99).................      2005        0.655           0.636                 --
                                                               2004        0.589           0.655          2,936,157
                                                               2003        0.462           0.589          3,170,351
                                                               2002        0.712           0.462          3,807,558
                                                               2001        1.130           0.712          4,413,097
                                                               2000        1.433           1.130          3,648,186
                                                               1999        1.000           1.433            857,752

MFS(R) Mid Cap Growth Portfolio (6/02)...................      2005        0.840           0.854          2,149,152
                                                               2004        0.745           0.840                 --
                                                               2003        0.551           0.745                 --
                                                               2002        0.627           0.551                 --

MFS(R) Total Return Portfolio (11/99)....................      2005        1.343           1.365          5,950,051
                                                               2004        1.221           1.343          6,935,849
                                                               2003        1.061           1.221          7,058,378
                                                               2002        1.135           1.061          6,681,829
                                                               2001        1.150           1.135          5,208,923
                                                               2000        0.999           1.150          1,871,925
                                                               1999        1.000           0.999            340,973

MFS(R) Value Portfolio (5/04)............................      2005        1.123           1.180            111,233
                                                               2004        0.973           1.123                 --

Mondrian International Stock Portfolio (8/02)............      2005        1.228           1.327            487,540
                                                               2004        1.074           1.228            213,304
                                                               2003        0.846           1.074            132,493
                                                               2002        0.846           0.846                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.336           1.397             80,615
                                                               2004        1.218           1.336             29,247
                                                               2003        1.000           1.218              1,217

Pioneer Mid Cap Value Portfolio (6/05)...................      2005        1.000           1.041                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Strategic Income Portfolio (5/04)................   2005        1.096           1.122            178,366
                                                               2004        0.983           1.096              4,688

   Strategic Equity Portfolio (11/99).......................   2005        0.729           0.735          3,959,355
                                                               2004        0.670           0.729          4,739,501
                                                               2003        0.512           0.670          5,209,330
                                                               2002        0.782           0.512          5,951,879
                                                               2001        0.914           0.782          6,226,561
                                                               2000        1.132           0.914          5,313,349
                                                               1999        1.000           1.132            774,589

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.117                 --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.113                 --

   Travelers Managed Income Portfolio (11/99)...............   2005        1.222           1.223          1,837,264
                                                               2004        1.204           1.222          2,064,785
                                                               2003        1.125           1.204          2,671,175
                                                               2002        1.115           1.125          2,210,799
                                                               2001        1.059           1.115          1,539,696
                                                               2000        0.994           1.059            598,018
                                                               1999        1.000           0.994              2,445

   Van Kampen Enterprise Portfolio (11/99)..................   2005        0.664           0.707          1,132,758
                                                               2004        0.648           0.664          1,374,668
                                                               2003        0.523           0.648          1,519,148
                                                               2002        0.750           0.523          1,585,903
                                                               2001        0.964           0.750          1,863,264
                                                               2000        1.145           0.964          1,841,630
                                                               1999        1.000           1.145            168,261

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           1.009            211,063
                                                               2004        1.000           0.998            208,879
                                                               2003        1.000           1.000            151,638

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.254           1.382          6,511,100
                                                               2004        1.155           1.254          6,703,487

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Smith Barney Aggressive Growth Portfolio  (continued)....      2003        0.870           1.155          6,716,858
                                                               2002        1.309           0.870          6,378,946
                                                               2001        1.382           1.309          6,108,454
                                                               2000        1.210           1.382          3,182,829
                                                               1999        1.000           1.210             74,420

Smith Barney High Income Portfolio (11/99)...............      2005        1.148           1.163          2,132,932
                                                               2004        1.053           1.148          2,334,370
                                                               2003        0.837           1.053          2,428,714
                                                               2002        0.876           0.837          1,743,696
                                                               2001        0.922           0.876          1,352,081
                                                               2000        1.016           0.922            746,254
                                                               1999        1.000           1.016             83,518

Smith Barney International All Cap Growth Portfolio
(11/99)..................................................      2005        0.662           0.730          1,639,709
                                                               2004        0.569           0.662          1,842,648
                                                               2003        0.452           0.569          1,815,361
                                                               2002        0.617           0.452          3,924,462
                                                               2001        0.908           0.617          2,412,874
                                                               2000        1.207           0.908          1,959,090
                                                               1999        1.000           1.207             69,739

Smith Barney Large Cap Value Portfolio (11/99)...........      2005        0.988           1.038          2,394,785
                                                               2004        0.904           0.988          2,741,825
                                                               2003        0.718           0.904          3,144,755
                                                               2002        0.975           0.718          3,249,278
                                                               2001        1.076           0.975          3,409,971
                                                               2000        0.964           1.076          1,620,470
                                                               1999        1.000           0.964             99,981

Smith Barney Large Capitalization Growth Portfolio
(11/99)..................................................      2005        0.926           0.962          5,416,358
                                                               2004        0.935           0.926          5,908,117
                                                               2003        0.642           0.935          6,283,234
                                                               2002        0.865           0.642          6,310,650
                                                               2001        1.001           0.865          7,117,413
                                                               2000        1.090           1.001          4,125,697
                                                               1999        1.000           1.090            241,754

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.351           1.444          2,332,375
                                                               2004        1.239           1.351          2,541,200
                                                               2003        0.967           1.239          2,871,249
                                                               2002        1.211           0.967          2,868,310
                                                               2001        1.364           1.211          2,654,148
                                                               2000        1.172           1.364          1,154,540
                                                               1999        1.000           1.172             26,517

   Smith Barney Money Market Portfolio (11/99)..............   2005        1.066           1.082          2,938,244
                                                               2004        1.070           1.066          4,027,153
                                                               2003        1.077           1.070          5,977,716
                                                               2002        1.078           1.077          7,333,450
                                                               2001        1.053           1.078         10,629,210
                                                               2000        1.006           1.053          2,727,512
                                                               1999        1.000           1.006             25,456

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        0.714           0.760          2,558,794
                                                               2004        0.675           0.714          3,451,906
                                                               2003        0.537           0.675          3,851,217
                                                               2002        0.806           0.537          4,114,292
                                                               2001        1.193           0.806          4,788,151
                                                               2000        1.345           1.193          4,177,551
                                                               1999        1.000           1.345            148,853

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.110           1.149            115,688
                                                               2004        0.973           1.110             80,250
                                                               2003        0.694           0.973            151,572
                                                               2002        0.946           0.694             60,515
                                                               2001        1.000           0.946             10,542

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.169           1.349          1,434,113
                                                               2004        1.027           1.169          1,360,757
                                                               2003        0.811           1.027          1,395,025
                                                               2002        0.907           0.811          1,251,130
                                                               2001        1.048           0.907          1,396,683

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Contrafund(R) Portfolio -- Service Class  (continued)....      2000        1.138           1.048            866,413
                                                               1999        1.000           1.138             68,187

Mid Cap Portfolio -- Service Class 2 (5/02)..............      2005        1.440           1.678            847,801
                                                               2004        1.170           1.440            775,423
                                                               2003        0.857           1.170            533,777
                                                               2002        1.000           0.857             89,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.382           1.597            178,408
                                                               2004        1.183           1.382             70,171
                                                               2003        0.968           1.183             62,961
                                                               2002        1.000           0.968                 --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.218           1.258             27,570
                                                               2004        1.178           1.218             33,748
                                                               2003        0.963           1.178             26,411
                                                               2002        1.000           0.963                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.349           1.380          1,344,238
                                                               2004        1.241           1.349          1,236,732
                                                               2003        0.960           1.241            854,793
                                                               2002        1.000           0.960                 --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.211           1.360            468,337
                                                               2004        1.143           1.211            459,945
                                                               2003        0.948           1.143            168,663
                                                               2002        1.000           0.948                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.445           1.612          6,040,065
                                                               2004        1.302           1.445          5,306,790
                                                               2003        0.984           1.302          2,711,712
                                                               2002        1.000           0.984                 --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.413           1.606         20,721,963
                                                               2004        1.285           1.413         18,572,237
                                                               2003        0.960           1.285         10,866,088
                                                               2002        1.000           0.960                 --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.357           1.404         24,301,428
                                                               2004        1.257           1.357         22,621,936
                                                               2003        0.971           1.257         13,557,952
                                                               2002        1.000           0.971                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.692           1.773            636,759
                                                               2004        1.317           1.692            544,495
                                                               2003        1.005           1.317            376,157
                                                               2002        1.000           1.005                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291            526,467
                                                               2004        1.073           1.199            434,954
                                                               2003        0.996           1.073             14,159

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289            593,796
                                                               2004        1.067           1.197            372,299
                                                               2003        1.016           1.067             10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.030            535,471

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.417           1.452          2,752,422
                                                               2004        1.300           1.417          2,926,013
                                                               2003        0.969           1.300          2,045,532
                                                               2002        1.000           0.969                 --

   Mutual Shares Securities Fund -- Class 2 Shares (6/02)...   2005        1.340           1.448          6,323,482
                                                               2004        1.217           1.340          5,186,994
                                                               2003        0.994           1.217          3,312,164
                                                               2002        1.000           0.994                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188          1,150,213
                                                               2004        1.440           1.756            862,804
                                                               2003        1.000           1.440            368,517

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.481           1.596          4,394,621
                                                               2004        1.278           1.481          3,889,690

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.278          2,193,501
                                                               2002        1.000           0.989                 --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.431           1.524            923,889
                                                               2004        1.262           1.431            431,766
                                                               2003        0.976           1.262             87,223
                                                               2002        1.000           0.976                 --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.265           1.290          5,498,706
                                                               2004        1.190           1.265          5,459,813
                                                               2003        0.977           1.190          3,761,358
                                                               2002        1.000           0.977                 --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.152           1.155          2,949,751
                                                               2004        1.103           1.152          3,285,089
                                                               2003        1.010           1.103          2,322,848
                                                               2002        1.000           1.010                 --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.302           1.327          3,053,694
                                                               2004        1.208           1.302          2,973,725
                                                               2003        0.967           1.208          2,335,616
                                                               2002        1.000           0.967                 --

   Fundamental Value Portfolio (12/99)......................   2005        1.385           1.419          7,877,497
                                                               2004        1.309           1.385          7,968,858
                                                               2003        0.966           1.309          5,155,503
                                                               2002        1.000           0.966                 --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.525           1.671            325,878
                                                               2004        1.295           1.525            302,452
                                                               2003        0.983           1.295            210,735
                                                               2002        1.000           0.983                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517            808,709
                                                               2004        1.328           1.492            733,265
                                                               2003        1.018           1.328            316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376          4,573,722
                                                               2004        1.237           1.363          4,464,326
                                                               2003        1.021           1.237          2,342,808

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608          4,969,282
                                                               2004        1.252           1.519          4,181,113
                                                               2003        1.012           1.252          1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108          5,187,938
                                                               2004        1.042           1.110          4,627,736
                                                               2003        1.002           1.042          2,203,110

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067         18,327,374
                                                               2004        1.039           1.066         16,972,145
                                                               2003        1.012           1.039         11,776,640
                                                               2002        1.000           1.012                 --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (6/01)...................................................   2005        1.301           1.364             23,720
                                                               2004        1.237           1.301             24,067
                                                               2003        0.958           1.237              4,520
                                                               2002        1.000           0.958                 --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.420           1.557            684,925
                                                               2004        1.249           1.420            694,523
                                                               2003        0.994           1.249            639,013
                                                               2002        1.000           0.994                 --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.764           1.846          1,216,084
                                                               2004        1.429           1.764          1,053,707

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.429            798,826
                                                               2002        1.000           0.977                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.382           1.406          2,300,359
                                                               2004        1.305           1.382          3,268,365
                                                               2003        0.960           1.305          1,724,848
                                                               2002        1.000           0.960                 --

   Investors Fund -- Class I (11/99)........................   2005        1.338           1.394          2,512,286
                                                               2004        1.240           1.338          2,820,016
                                                               2003        0.958           1.240          1,330,720
                                                               2002        1.000           0.958                 --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.589           1.630          2,239,133
                                                               2004        1.412           1.589          1,763,283
                                                               2003        0.970           1.412            943,187
                                                               2002        1.000           0.970                 --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.175           1.147            958,647
                                                               2004        1.163           1.175          1,090,467
                                                               2003        0.963           1.163            803,964
                                                               2002        1.000           0.963                 --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.268           1.318            415,196
                                                               2004        1.260           1.268            418,070
                                                               2003        0.960           1.260            343,672
                                                               2002        1.000           0.960                 --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337         43,926,576
                                                               2004        1.245           1.299         46,071,792
                                                               2003        0.969           1.245         27,451,413
                                                               2002        1.000           0.969                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222         33,731,401
                                                               2004        1.168           1.199         36,358,325
                                                               2003        0.979           1.168         21,544,810
                                                               2002        1.000           0.979                 --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390          6,579,990
                                                               2004        1.238           1.335          6,146,467
                                                               2003        0.962           1.238          2,247,747
                                                               2002        1.000           0.962                 --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282          3,977,421
                                                               2004        1.213           1.266          4,007,483
                                                               2003        0.961           1.213          2,004,819
                                                               2002        1.000           0.961                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.273           1.353            426,620
                                                               2004        1.222           1.273            440,506
                                                               2003        0.967           1.222            259,207
                                                               2002        1.000           0.967                 --

   Equity Income Portfolio (11/99)..........................   2005        1.320           1.349          3,382,218
                                                               2004        1.229           1.320          3,622,957
                                                               2003        0.958           1.229          2,689,774
                                                               2002        1.000           0.958                 --

   Large Cap Portfolio (11/99)..............................   2005        1.227           1.304            657,890
                                                               2004        1.178           1.227            684,784
                                                               2003        0.966           1.178            533,101
                                                               2002        1.000           0.966                 --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.105            155,229

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.017            137,148

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (5/05).....      2005        1.000           1.050          1,072,581

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.017           1.083            340,812

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05).........................................      2005        1.010           1.028                 --

Mercury Large Cap Core Portfolio (11/99).................      2005        1.306           1.431            361,918
                                                               2004        1.153           1.306            402,434
                                                               2003        0.973           1.153            231,169
                                                               2002        1.000           0.973                 --

MFS(R) Emerging Growth Portfolio (11/99).................      2005        1.351           1.310                 --
                                                               2004        1.226           1.351            341,774
                                                               2003        0.971           1.226            262,977
                                                               2002        1.000           0.971                 --

MFS(R) Mid Cap Growth Portfolio (6/02)...................      2005        1.456           1.467            655,157
                                                               2004        1.305           1.456            309,694
                                                               2003        0.974           1.305            225,887
                                                               2002        1.000           0.974                 --

MFS(R) Total Return Portfolio (11/99)....................      2005        1.224           1.232         14,704,878
                                                               2004        1.123           1.224         13,582,482
                                                               2003        0.986           1.123          8,894,291
                                                               2002        1.000           0.986                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.116           1.162            648,332
                                                               2004        0.972           1.116             53,025

Mondrian International Stock Portfolio (8/02)............      2005        1.425           1.526          1,911,295
                                                               2004        1.259           1.425          1,619,278
                                                               2003        1.001           1.259            577,731
                                                               2002        1.000           1.001                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.315           1.363            402,347
                                                               2004        1.210           1.315            411,090
                                                               2003        1.022           1.210            181,376

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.036             44,982

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.104            385,841
                                                               2004        0.982           1.089             89,761

   Strategic Equity Portfolio (11/99).......................   2005        1.354           1.351            471,329
                                                               2004        1.256           1.354            494,070
                                                               2003        0.969           1.256            432,677
                                                               2002        1.000           0.969                 --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.111             12,357

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.106              4,691

   Travelers Managed Income Portfolio (11/99)...............   2005        1.081           1.072          3,736,527
                                                               2004        1.075           1.081          4,402,977
                                                               2003        1.014           1.075          3,045,120
                                                               2002        1.000           1.014                 --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.205           1.270            115,076
                                                               2004        1.186           1.205            112,791
                                                               2003        0.966           1.186            100,752
                                                               2002        1.000           0.966                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987          2,056,662
                                                               2004        0.997           0.986          1,044,555
                                                               2003        1.000           0.997            143,635

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.344           1.467         14,276,616
                                                               2004        1.250           1.344         13,826,694
                                                               2003        0.951           1.250          8,499,681
                                                               2002        1.000           0.951                 --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.356           1.361          6,386,240
                                                               2004        1.256           1.356          7,788,209
                                                               2003        1.007           1.256          6,592,357
                                                               2002        1.000           1.007                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)..................................................   2005        1.416           1.546            147,388
                                                               2004        1.228           1.416            135,869
                                                               2003        0.986           1.228             94,348
                                                               2002        1.000           0.986                 --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.308           1.362            175,335
                                                               2004        1.209           1.308            191,036
                                                               2003        0.969           1.209            190,901
                                                               2002        1.000           0.969                 --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.339           1.378          5,680,350
                                                               2004        1.365           1.339          6,645,934
                                                               2003        0.946           1.365          5,833,245
                                                               2002        1.000           0.946                 --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.338           1.417          2,346,996
                                                               2004        1.239           1.338          2,431,535
                                                               2003        0.977           1.239          1,359,130
                                                               2002        1.000           0.977                 --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.970           0.975          4,465,139
                                                               2004        0.984           0.970          4,211,420
                                                               2003        0.999           0.984          1,823,049
                                                               2002        1.000           0.999                 --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.250           1.319            507,517
                                                               2004        1.195           1.250            506,602
                                                               2003        0.959           1.195            456,247
                                                               2002        1.000           0.959                 --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.529           1.568          1,925,628
                                                               2004        1.353           1.529          1,431,235
                                                               2003        0.974           1.353          1,932,845
                                                               2002        1.000           0.974                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.403           1.603          2,800,005
                                                               2004        1.244           1.403          2,137,831
                                                               2003        0.991           1.244          1,545,964
                                                               2002        1.000           0.991                 --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.625           1.875          3,596,046
                                                               2004        1.333           1.625          3,135,990
                                                               2003        0.986           1.333          1,911,507
                                                               2002        1.000           0.986                 --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Registered Public Accounting Firm Condensed Financial Information
                            Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.

Name:    ________________________________________________

Address: ________________________________________________

CHECK BOX:

[ ]  MIC-Book-03-85

[ ]  MLAC-Book-03-85

Book 03                                                              May 1, 2006

            VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This Prospectus describes VINTAGE II (SERIES II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                      MET INVESTORS SERIES TRUST
   American Funds Global Growth Fund                               Dreman Small-Cap Value Portfolio -- Class A+
   American Funds Growth Fund                                      Harris Oakmark International Portfolio -- Class A+
   American Funds Growth-Income Fund                               Janus Capital Appreciation Portfolio -- Class A+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --            Lord Abbett Growth and Income Portfolio -- Class B+
   CLASS 2
   Franklin Income Securities Fund                                 Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Templeton Developing Markets Securities Fund                    Mercury Large-Cap Core Portfolio -- Class A+
   Templeton Foreign Securities Fund                               Met/AIM Capital Appreciation Portfolio -- Class A+
JANUS ASPEN SERIES -- SERVICE SHARES                               Met/AIM Small Cap Growth Portfolio -- Class A+
   Mid Cap Growth Portfolio                                        MFS(R) Value Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                     Neuberger Berman Real Estate Portfolio -- Class A+
   Lazard Retirement Small Cap Portfolio                           Pioneer Fund Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+        Pioneer Mid-Cap Value Portfolio -- Class A+
   Legg Mason Partners Variable Investors Portfolio+               Pioneer Strategic Income Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+                        Third Avenue Small Cap Value Portfolio -- Class B+
   Legg Mason Partners Variable Appreciation Portfolio+         METROPOLITAN SERIES FUND, INC.
   Legg Mason Partners Variable Equity Index Portfolio --          BlackRock Aggressive Growth Portfolio -- Class D+
     Class II+
   Legg Mason Partners Variable Fundamental Value                  BlackRock Bond Income Portfolio -- Class E+
     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+                 Capital Guardian U.S. Equity Portfolio -- Class A+
   Legg Mason Partners Variable Adjustable Rate Income             FI Large Cap Portfolio -- Class A+
     Portfolio+
   Legg Mason Partners Variable Aggressive Growth                  FI Value Leaders Portfolio -- Class D+
     Portfolio+
   Legg Mason Partners Variable High Income Portfolio+             MFS(R) Total Return Portfolio -- Class F+
   Legg Mason Partners Variable Large Cap Growth Portfolio+        Oppenheimer Global Equity Portfolio -- Class B+
   Legg Mason Partners Variable Mid Cap Core Portfolio+         PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Legg Mason Partners Variable Money Market Portfolio+            Real Return Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+                        Total Return Portfolio
   Legg Mason Partners Variable Multiple Discipline
     Portfolio --
     All Cap Growth and Value+                                  PUTNAM VARIABLE TRUST
                                                                   Putnam VT Small Cap Value Fund -- Class IB
   Legg Mason Partners Variable Multiple Discipline             VARIABLE INSURANCE PRODUCTS FUND
     Portfolio -- Balanced All Cap Growth and Value+
                                                                   VIP Contrafund(R) Portfolio -- Service Class
   Legg Mason Partners Variable Multiple Discipline                VIP Mid Cap Portfolio -- Service Class 2
     Portfolio -- Global All Cap Growth and Value+
                                                                METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION
                                                                PORTFOLIOS- CLASS B
   Legg Mason Partners Variable Multiple Discipline                MetLife Conservative Allocation Portfolio+
     Portfolio -- Large Cap Growth and Value+
                                                                   MetLife Conservative to Moderate Allocation
                                                                     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+                         MetLife Moderate Allocation Portfolio+
   Legg Mason Partners Variable Small Cap Growth                   MetLife Moderate to Aggressive Allocation Portfolio+
     Opportunities Portfolio+
                                                                   MetLife Aggressive Allocation Portfolio+

--------------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary..............................................    3
Summary...............................................    4
Fee Table.............................................    8
Condensed Financial Information.......................   15
The Annuity Contract..................................   15
   Contract Owner Inquiries...........................   16
   Purchase Payments..................................   16
   Accumulation Units.................................   17
   The Variable Funding Options.......................   17
Fixed Account.........................................   23
Charges and Deductions................................   23
   General............................................   23
   Withdrawal Charge..................................   25
   Free Withdrawal Allowance..........................   25
   Transfer Charge....................................   25
   Administrative Charges.............................   25
   Mortality and Expense Risk Charge..................   25
   Enhanced Stepped-Up Provision Charge...............   25
   Guaranteed Minimum Withdrawal Benefit
    Charge............................................   26
   Guaranteed Minimum Accumulation Benefit
    Charge............................................   26
   Variable Liquidity Benefit Charge..................   26
   Variable Funding Option Expenses...................   26
   Premium Tax........................................   26
   Changes in Taxes Based upon Premium or Value.......   26
Transfers.............................................   26
   Market Timing/Excessive Trading....................   27
   Dollar Cost Averaging..............................   29
Access to Your Money..................................   29
   Systematic Withdrawals.............................   30
   Loans..............................................   30
Ownership Provisions..................................   30
   Types of Ownership.................................   30
     Contract Owner...................................   30
     Beneficiary......................................   31
     Annuitant........................................   31
Death Benefit.........................................   31
   Death Proceeds before the Maturity Date............   32
   Enhanced Stepped-Up Provision......................   34
   Payment of Proceeds................................   34
   Spousal Contract Continuance.......................   36
   Beneficiary Contract Continuance...................   36
   Planned Death Benefit..............................   37
   Death Proceeds after the Maturity Date.............   37
 Living Benefits......................................   37
   Guaranteed Minimum Withdrawal Benefit..............   37
   Guaranteed Minimum Accumulation Benefit............   43
The Annuity Period....................................   49
   Maturity Date......................................   49
   Allocation of Annuity..............................   49
   Variable Annuity...................................   49
   Fixed Annuity......................................   50
Payment Options.......................................   50
   Election of Options................................   50
   Annuity Options....................................   50
   Variable Liquidity Benefit.........................   51
Miscellaneous Contract Provisions.....................   51
   Right to Return....................................   51
   Termination........................................   51
   Required Reports...................................   51
   Suspension of Payments.............................   52
The Separate Accounts.................................   52
   Performance Information............................   52
Federal Tax Considerations............................   53
   General Taxation of Annuities......................   53
   Types of Contracts: Qualified and
     Non-qualified....................................   54
   Qualified Annuity Contracts........................   54
     Taxation of Qualified Annuity Contracts..........   54
     Mandatory Distributions for Qualified Plans......   54
   Non-qualified Annuity Contracts....................   56
     Diversification Requirements for
       Variable Annuities.............................   57
     Ownership of the Investments.....................   57
     Taxation of Death Benefit Proceeds...............   58
     Other Tax Considerations.........................   58
   Treatment of Charges for Optional Benefits.........   58
     Puerto Rico Tax Considerations...................   58
     Non-Resident Aliens..............................   58
     Other Information................................   59
     The Insurance Companies..........................   59
Financial Statements..................................   59
   Distribution of Variable Annuity Contracts.........   59
   Conformity with State and Federal Laws.............   60
   Voting Rights......................................   60
   Restrictions on Financial Transactions.............   61
   Legal Proceedings..................................   61
   Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Nine............  A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten.............  B-1
Appendix C: The Fixed Account.........................  C-1
   Appendix D: Contents of the Statement
   of Additional Information..........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                     VINTAGE II (SERIES II) VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both . If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit, 1.35% for the Step-Up Death Benefit, and 1.55% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.........................................................     6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE...........................................................  $ 10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.........................................     6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................  $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------------
GREATER THAN OR EQUAL TO             BUT LESS THAN             WITHDRAWAL CHARGE
------------------------             -------------             -----------------
         0 years                        3 years                        6%
         3 years                        5 years                        5%
         5 years                        6 years                        4%
         6 years                        7 years                        3%
        7 + years                          --                          0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT
          ------------------------------------
GREATER THAN OR EQUAL TO              BUT LESS THAN               WITHDRAWAL CHARGE
------------------------              -------------               -----------------
         0 years                         3 years                         6%
         3 years                         5 years                         5%
         5 years                         6 years                         4%
         6 years                         7 years                         3%
        7 + years                           --                           0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                               ----------------------     ---------------------     ---------------------
Mortality and Expense Risk Charge..........             1.25%(5)                  1.35%(5)                 1.55%(5)
Administrative Expense Charge..............             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............             1.40%                     1.50%                    1.70%
Optional E.S.P. Charge.....................             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................             1.55%                     1.65%                    1.85%
Optional GMAB Charge.......................             0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED.........................             1.90%                     2.00%                    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(6)................             2.05%                     2.15%                    2.35%
Optional GMWB I Charge (maximum upon
reset).....................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon
reset).....................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB III Charge...................             0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................             1.65%                     1.75%                    1.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............             1.80%                     1.90%                    2.10%

--------------

(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                 MINIMUM        MAXIMUM
                                                                 -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....        0.47%          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT    SERVICE (12B-1)   OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
AMERICAN FUNDS INSURANCE
SERIES
   American Funds Global
     Growth Fund -- Class
     2*......................      0.58%           0.25%        0.04%        0.87%             --         0.87%
   American Funds Growth
     Fund -- Class 2*........      0.33%           0.25%        0.02%        0.60%             --         0.60%
   American Funds
     Growth-Income Fund --
     Class 2*................      0.28%           0.25%        0.01%        0.54%             --         0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund --
     Class 2*................      0.46%           0.25%        0.02%        0.73%             --         0.73%(1)(2)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*+............      0.48%           0.25%        0.28%        1.01%           0.02%        0.99%(2)(3)
   Templeton Developing
     Markets Securities Fund
     -- Class 2*.............      1.24%           0.25%        0.29%        1.78%             --         1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*................      0.65%           0.25%        0.17%        1.07%           0.05%        1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     -- Service Shares*......      0.64%           0.25%        0.03%        0.92%             --         0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*..........      0.75%           0.25%        0.22%        1.22%             --         1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++...      0.65%             --         0.21%        0.86%             --         0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++.....      0.75%             --         0.19%        0.94%             --         0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I+...      0.75%             --         0.07%        0.82%             --         0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I.....      0.65%             --         0.06%        0.71%             --         0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio -
     Class I+................      0.75%             --         0.22%        0.97%             --         0.97%

                                               DISTRIBUTION                             CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER         ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio...............      0.70%             --         0.02%        0.72%             --         0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..............      0.65%             --         0.12%        0.77%             --         0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class
     II*.....................      0.31%           0.25%        0.03%        0.59%             --         0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.........      0.75%             --         0.03%        0.78%             --         0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++............      0.55%           0.25%        0.28%        1.08%             --         1.08%(4)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++......      0.75%             --         0.02%        0.77%             --         0.77%(4)
   Legg Mason Partners
     Variable High Income
     Portfolio++.............      0.60%             --         0.06%        0.66%             --         0.66%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++......      0.75%             --         0.04%        0.79%             --         0.79%(4)
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++.............      0.75%             --         0.07%        0.82%             --         0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++.............      0.45%             --         0.02%        0.47%             --         0.47%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     All Cap Growth and
     Value*..................      0.75%           0.25%        0.06%        1.06%             --         1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Balanced All Cap Growth
     and Value*..............      0.75%           0.25%        0.06%        1.06%             --         1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Global All Cap Growth
     and Value*..............      0.75%           0.25%        0.15%        1.15%             --         1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Large Cap Growth and
     Value*..................      0.75%           0.25%        0.24%        1.24%             --         1.24%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio...............      0.75%             --         0.30%        1.05%             --         1.05%
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio --  Class
     VC+.....................      0.48%             --         0.41%        0.89%             --         0.89%(13)
   Mid-Cap Value Portfolio
     --  Class VC+...........      0.74%             --         0.38%        1.12%             --         1.12%(13)
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio -- Class A....      0.83%             --         3.64%        4.47%           3.37%        1.10%(5)
   Harris Oakmark
     International Portfolio
     -- Class A..............      0.82%             --         0.13%        0.95%             --         0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A..............      0.65%             --         0.09%        0.74%             --         0.74%(5)

                                               DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER        ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
   Lord Abbett Growth and
     Income Portfolio --
     Class B*................      0.50%           0.25%        0.04%        0.79%             --          0.79%(5)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...      0.68%           0.25%        0.08%        1.01%             --          1.01%
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............      0.76%             --         0.05%        0.81%             --          0.81%(5)
   Met/AIM Small Cap Growth
     Portfolio -- Class A....      0.90%             --         0.10%        1.00%             --          1.00%(5)
   MFS(R) Value Portfolio --
     Class A.................      0.73%             --         0.24%        0.97%             --          0.97%(5)
   Neuberger Berman Real
     Estate Portfolio --
     Class A.................      0.67%             --         0.03%        0.70%             --          0.70%
   Pioneer Fund Portfolio --
     Class A.................      0.75%             --         0.28%        1.03%           0.03%         1.00%(5)
   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%             --         2.84%        3.59%           2.59%         1.00%(5)
   Pioneer Strategic Income
     Portfolio -- Class A....      0.73%             --         0.09%        0.82%             --          0.82%(5)
   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%           0.25%        0.05%        1.05%             --          1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%           0.10%        0.06%        0.89%             --          0.89%
   BlackRock Bond Income
     Portfolio -- Class E*...      0.40%           0.15%        0.07%        0.62%             --          0.62%(6)
   Capital Guardian U.S.
     Equity Portfolio --
     Class A.................      0.67%             --         0.06%        0.73%             --          0.73%
   FI Large Cap Portfolio --
     Class A.................      0.80%             --         0.06%        0.86%             --          0.86%(7)
   FI Value Leaders
     Portfolio -- Class D*...      0.66%           0.10%        0.07%        0.83%             --          0.83%
   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%           0.20%        0.16%        0.93%             --          0.93%(8)
   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%           0.25%        0.33%        1.18%             --          1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%           0.25%        0.12%        0.97%             --          0.97%(9)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class....      0.25%             --         0.41%        0.66%             --          0.66%(10)
   Total Return Portfolio --
     Administrative Class....      0.25%             --         0.40%        0.65%             --          0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%           0.25%        0.18%        1.18%             --          1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%           0.25%        0.08%        1.09%             --          1.09%

                                               DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER        ANNUAL
                                MANAGEMENT    SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------    ---------------  --------   ------------  ---------------   ----------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     -- Class I+.............      0.70%             --         0.07%        0.77%             --          0.77%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class*..................      0.57%           0.10%        0.09%        0.76%             --          0.76%
   VIP Mid Cap Portfolio --
     Service Class 2*........      0.57%           0.25%        0.12%        0.94%             --          0.94%

                                                                                                              NET TOTAL
                                                                                                               ANNUAL
                                                                                                              OPERATING
                                                                                                              EXPENSES
                                          DISTRIBUTION                                                        INCLUDING
                                            AND/OR                   TOTAL       CONTRACTUAL     NET TOTAL       NET
                                            SERVICE                  ANNUAL      FEE WAIVER       ANNUAL     EXPENSES OF
                              MANAGEMENT    (12b-1)       OTHER    OPERATING   AND/OR EXPENSE    OPERATING   UNDERLYING
     UNDERLYING FUND:            FEE         FEES       EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**   PORTFOLIOS
----------------------------  ----------  ------------  --------   ---------   --------------   ----------   ----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%        0.95%      1.30%          0.95%          0.35%    0.98%(11)(12)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%        0.31%      0.66%          0.31%          0.35%    1.00%(11)(12)
MetLife Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%        0.19%      0.54%          0.19%          0.35%    1.04%(11)(12))
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*......    0.10%        0.25%        0.24%      0.59%          0.24%          0.35%    1.06%(11)(12)
MetLife Aggressive
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%        1.66%      2.01%          1.66%          0.35%    1.07%(11)(12)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1)   The Fund administration fee is paid indirectly through the management fee.

(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             --------------------------------------   ----------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                               ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   1331      2746      4001       6636       731       2146      3501        6636
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    939      1627      2231       3565       339       1027       1731       3565

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage II (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                       MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
         DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------       -----------------------------------------------
Deferred Annual Step Up Death Benefit...........                              80

Step Up Death Benefit...........................                              75

Roll Up Death Benefit...........................                              75

Enhanced Stepped-Up Provision (E.S.P)...........                              75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     -- Class 2                           stocks.                                     Company
   American Funds Growth Fund --          Seeks capital appreciation through          Capital Research and Management
     Class 2                              stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     -- Class 2                           income.                                     Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --     Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     -- Class 2                                                                       Subadviser: Franklin Templeton
                                                                                      Investment Management Limited

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --            Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES*
   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*           investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio*                 growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Small     Seeks long term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio -- Class      yield performance of the S&P 500 Index.
     II*
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*    and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio*                    seeks capital appreciation.
   Legg Mason Partners Variable Large     Seeks long term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio*
   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio*
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio*                    consistent with preservation
                                          of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --     growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V*
   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC+                            income without excessive fluctuations
                                          in market value.
   Mid-Cap Value Portfolio --  Class      Seeks capital appreciation through          Lord, Abbett & Co. LLC
     VC+                                  investments, primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio       Seeks capital appreciation.                 Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class A*                                                            Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A*                                                            Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio -- Class B*                income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio -- Class B*                investment, primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio       Seeks long-term capital growth.             Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A*                                                            Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser:  AIM Capital
                                                                                      Management, Inc.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   MFS(R) Value Portfolio -- Class A*     Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio -- Class A*                investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio -- Class A*     Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer
                                                                                      Investment Management, Inc.
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     -- Class A*                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class B*                                                            Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D*                                                            Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers, LLC
     Class E*                             primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio -- Class A*                                                            Subadviser: Capital Guardian Trust
                                                                                      Company
   FI Large Cap Portfolio -- Class A*     Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio --          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Class D*                                                                         Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class B*
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B*                with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio -- Class B*     income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio -- Class B*                current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio -- Class B*
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through      MetLife Advisers, LLC
     Class F*                             investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B*                                                            Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio -- Class B+*               secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund -- Class IB+
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio -- Class     Seeks capital appreciation.                 Van Kampen Asset Management
     I+
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                                        NEW NAME
------------------------------------------------------------         ------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                               Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                               Legg Mason Partners Variable Diversified Strategic
                                                                          Income Portfolio
   Equity Index Portfolio                                               Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                          Legg Mason Partners Variable Fundamental Value
                                                                          Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                         Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                       Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                                Legg Mason Partners Variable Small Cap Growth
                                                                          Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                             Legg Mason Partners Variable Dividend Strategy
                                                                          Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio             Legg Mason Partners Variable Premier Selections All
                                                                          Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value               Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and            Legg Mason Partners Variable Multiple Discipline
     Value                                                                Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and              Legg Mason Partners Variable Multiple Discipline
   Value                                                                  Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value             Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                  Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio
   Smith Barney Aggressive Growth Portfolio                             Legg Mason Partners Variable Aggressive Growth
                                                                          Portfolio
   Smith Barney High Income Portfolio                                   Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio                   Legg Mason Partners Variable Large Cap Growth
                                                                          Portfolio
   Smith Barney Mid Cap Core Portfolio                                  Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                  Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio                Legg Mason Partners Variable Small Cap Growth
                                                                          Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------        -------------------------------------------------------
 --                                                                  MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                               Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate-Conservative                  MetLife Conservative to Moderate Allocation Portfolio
       Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate-Aggressive Portfolio          MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio

               FORMER UNDERLYING FUND                                            NEW UNDERLYING FUND
------------------------------------------------------               ----------------------------------------
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

             FORMER UNDERLYING FUND                                              NEW UNDERLYING FUND
------------------------------------------------                     ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o     administration of the annuity options available under the Contracts

      o     the distribution of various reports to Contract Owners and

      o     the ability to engage in telephone and internet transactions

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      o sales and marketing expenses including commission payments to your registered representative, and

      o     other costs of doing business.

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
---------------------------------------------------
GREATER THAN OR EQUAL TO              BUT LESS THAN                WITHDRAWAL CHARGE
------------------------              -------------                -----------------
        0 years                          3 years                          6%
        3 years                          5 years                          5%
        5 years                          6 years                          4%
        6 years                          7 years                          3%
        7+ years                            --                            0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     if a lifetime annuity payout has begun, after the first Contract
            Year

      o     under the Managed Distribution Program

      o you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 -1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to

1.25% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.35% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL PURCHASE PAYMENT
           ------------------------------------
GREATER THAN OR EQUAL TO                BUT LESS THAN                WITHDRAWAL CHARGE
------------------------                -------------                -----------------
         0 years                           3 years                          6%
         3 years                           5 years                          5%
         5 years                           6 years                          4%
         6 years                           7 years                          3%
        7 + years                             --                            0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual

Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      o     the death benefit will not be payable upon the Annuitant's death

      o     the Contingent Annuitant becomes the Annuitant

      o     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      o     Standard Death Benefit

      o     Step-Up Death Benefit

      o     Roll-Up Death Benefit

The Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions and there are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death             o   the Contract Value on the Death Report Date;
benefit will be the greatest of:                           o   your adjusted Purchase Payment (see below)*;
                                                           o   the Step-Up Value, if any, as described below
                                                           o   the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death        o   the Contract Value on the Death Report Date;
benefit will be the greatest of:                           o   your adjusted Purchase Payment (see below) or*
                                                           o   the Step-Up Value, if any, as described below, or
                                                           o   the Roll-Up Death Benefit Value (as described below) on
                                                               the Annuitant's 80th birthday, plus any additional
                                                               Purchase Payments and minus any partial surrender
                                                               reductions (as described below) that occur after the
                                                               Annuitant's 80th birthday.


--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)    is any Purchase Payment made during the previous Contract Year

      c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

      50,000 x (10,000/55,000) = $9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

      50,000 x (10,000/30,000) = $16,666

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS...                      RULES APPLY*
--------------------------------       ------------------------     ------------------------------------      -------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              Annuitant is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  Yes
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY                                              MANDATORY PAYOUT
      UPON THE DEATH OF THE                THE PROCEEDS TO:                      UNLESS...                   RULES APPLY*
--------------------------------       ------------------------     ----------------------------------     ----------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to              Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                      N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                      N/A
                                       payable; Contract
                                       continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              -------------------------------    ----------------------------     ----------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I        GMWB II       GMWB III
                                                                   ----------     ----------     ---------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:.....................................       5% of RBB      5% of RBB     5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:.....................................      10% of RBB     10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 10% GAIN ON INVESTMENT                          ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------   --------     -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $90,000         $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/110,000)=    90,000/100,000)]=                x 10,000/90,000)=   (1-88,889/100,000)]=
                                         9,091                  500                            $11,111              $556
GREATER OF PWR OR                       $10,000                                                $11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>9,091)                                        (11,111>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $10,000                $500           $10,000          $11,111              $556
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000          $90,000               $4,500          $80,000          $88,889             $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------   --------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      --------    -------------------    -----------------   --------     -----------------   -----------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $ 90,000        $100,000             $5,000
IMMEDIATELY AFTER
WITHDRAWAL            $100,000          $90,909               $4,545          $ 80,000        $88,889              $4,444
                                  [100,000 - (100,000         [(5,000                        [100,000 -           [5,000 x
                                   x10,000/110,000)]     x90,909/100,000)]                    (100,000        (88,889/100,000)]
                                                                                          x10,000/90,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $9,091                $455           $ 10,000        $11,111               $556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            o     a qualified retirement plan (Code Section 401),

            o     a tax-sheltered annuity (Code Section 403(b)),

            o     an individual retirement account (Code Sections 408(a)),

            o     an individual retirement annuity (Code Section 408(b)), or

            o     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                        GMWB I       GMWB II      GMWB III
                                                        ------       -------      --------
Current Annual Charge.........................           0.40%        0.50%        0.25%
Maximum Annual Charge After a Reset............          1.00%        1.00%         N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   -----------------------------    -----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
RESET                                    Yes                             Yes                              No
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
WAIVER OF RECALCULATION
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS                 No                              Yes                             Yes

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      -------------------------------------------------    --------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                      --------------     -----------     --------------    --------------     -----------      --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000         $100,000       Not Applicable       $100,000        $100,000         Not Applicable
VALUE AS OF RIDER
MATURITY DATE            $115,000         $100,000          $100,000          $ 85,000        $100,000          $100,000
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                             $      0(1)                                              $ 15,000(2)

----------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      -------------------------------------------------    --------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------     -----------     --------------    --------------     -----------      --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $ 10,000         $110,000          $130,000          $ 10,000          $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $ 90,000              $10,000               $8,696               $10,000

                                                             ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $ 88,235              $10,000              $11,765               $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.

                CLASS B SUBACCOUNTS/
                  UNDERLYING FUNDS
----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate
     Income Portfolio
   Legg Mason Partners Variable High Income
     Portfolio
   Legg Mason Partners Variable Money Market
     Portfolio
MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider.

Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). For Qualified Contracts, the Maturity Date will be the Annuitant's 70th birthday unless you elect an earlier date.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      o     a non-taxable return of your purchase payment; or

      o     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage II (Series II) is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.131           1.319                  74,640
                                                               2004        0.960           1.131                      --
                                                               2003        0.779           0.960                      --
                                                               2002        1.000           0.779                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.127           1.162                 136,682
                                                               2004        1.027           1.127                 136,752
                                                               2003        0.788           1.027                  81,410
                                                               2002        1.000           0.788                   2,908

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.668           0.756                 567,636
                                                               2004        0.625           0.668                 645,133
                                                               2003        0.514           0.625                 796,770
                                                               2002        0.753           0.514                 854,624
                                                               2001        0.925           0.753                 762,941
                                                               2000        1.055           0.925                 366,949

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.029           1.158               1,626,394
                                                               2004        0.920           1.029               1,462,978
                                                               2003        0.690           0.920                 773,140
                                                               2002        0.819           0.690                 565,608
                                                               2001        0.969           0.819                 391,475
                                                               2000        1.335           0.969                 200,090

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.082           1.240               4,049,767
                                                               2004        0.975           1.082               3,262,722
                                                               2003        0.723           0.975               1,755,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2002        0.970           0.723               1,153,248
                                                               2001        1.202           0.970                 842,658
                                                               2000        1.248           1.202                 256,201

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.280           1.336               3,340,715
                                                               2004        1.176           1.280               2,860,876
                                                               2003        0.901           1.176               1,840,178
                                                               2002        1.119           0.901               1,264,688
                                                               2001        1.106           1.119                 986,465
                                                               2000        0.994           1.106                 137,847

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.638           1.732                   4,769
                                                               2004        1.265           1.638                      --
                                                               2003        0.957           1.265                      --
                                                               2002        1.000           0.957                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.210           1.315                  16,485
                                                               2004        1.074           1.210                   2,589
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.312                 587,511
                                                               2004        1.068           1.208                 370,878
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.035                 542,915

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.874           0.903                 494,285
                                                               2004        0.795           0.874                 488,023
                                                               2003        0.588           0.795                 304,147
                                                               2002        0.836           0.588                 219,236
                                                               2001        1.000           0.836                 176,530
                                                               2000        1.355           1.000                 121,667

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.158           1.262                 630,429
                                                               2004        1.043           1.158                 411,617
                                                               2003        0.845           1.043                  85,928
                                                               2002        1.000           0.845                   7,064

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.781           2.238                 393,578
                                                               2004        1.448           1.781                  34,731
                                                               2003        1.000           1.448                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.088           1.182               1,015,038
                                                               2004        0.931           1.088                 725,699
                                                               2003        0.714           0.931                 378,732
                                                               2002        0.889           0.714                 340,465
                                                               2001        1.073           0.889                 227,440
                                                               2000        1.057           1.073                  95,658

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.180           1.267                 432,583
                                                               2004        1.032           1.180                  70,754
                                                               2003        0.792           1.032                      --
                                                               2002        1.000           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.040           1.070               2,063,937
                                                               2004        0.970           1.040               1,924,055
                                                               2003        0.789           0.970               1,210,775
                                                               2002        0.971           0.789                 610,129
                                                               2001        1.025           0.971                 440,930
                                                               2000        1.036           1.025                  51,606

   Diversified Strategic Income Portfolio (7/00)............   2005        1.235           1.249               1,110,076
                                                               2004        1.174           1.235               1,037,004
                                                               2003        1.065           1.174                 759,502
                                                               2002        1.030           1.065                 471,209
                                                               2001        1.013           1.030                 439,990
                                                               2000        1.011           1.013                 114,166

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.864           0.888                 885,880
                                                               2004        0.795           0.864                 504,425

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2003        0.631           0.795                 383,086
                                                               2002        0.824           0.631                 299,142
                                                               2001        0.954           0.824                 174,860
                                                               2000        1.076           0.954                  51,515

   Fundamental Value Portfolio (6/00).......................   2005        1.303           1.347               1,830,903
                                                               2004        1.221           1.303               1,896,436
                                                               2003        0.893           1.221               1,209,183
                                                               2002        1.151           0.893                 446,779
                                                               2001        1.232           1.151                 369,495
                                                               2000        1.100           1.232                  85,114

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.449           0.496                 551,020
                                                               2004        0.378           0.449                 568,049
                                                               2003        0.284           0.378                 604,302
                                                               2002        0.401           0.284                 537,900
                                                               2001        0.674           0.401                 485,683
                                                               2000        1.000           0.674                 369,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.513           1.552                  92,359
                                                               2004        1.336           1.513                  84,632
                                                               2003        1.000           1.336                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.382           1.408                  90,708
                                                               2004        1.244           1.382                  89,045
                                                               2003        1.000           1.244                  12,715

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.541           1.644                 481,239
                                                               2004        1.260           1.541                  90,506
                                                               2003        1.000           1.260                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.125           1.133               2,134,660
                                                               2004        1.048           1.125               1,580,273
                                                               2003        1.000           1.048                  12,559

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226               5,227,537
                                                               2004        1.173           1.213               4,462,676
                                                               2003        1.132           1.173               2,636,608
                                                               2002        1.053           1.132               1,693,413
                                                               2001        1.000           1.053                 469,808

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118                 149,539
                                                               2004        0.882           1.011                 169,047
                                                               2003        0.696           0.882                 119,463
                                                               2002        0.857           0.696                  92,071
                                                               2001        1.000           0.857                  11,070

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.611           1.701                 193,425
                                                               2004        1.294           1.611                 143,446
                                                               2003        0.877           1.294                 125,086
                                                               2002        1.088           0.877                 177,419
                                                               2001        1.000           1.088                   4,610

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.309           1.343                 833,595
                                                               2004        1.226           1.309                 820,427
                                                               2003        0.894           1.226                 578,309
                                                               2002        1.210           0.894                 411,710
                                                               2001        1.204           1.210                 220,176
                                                               2000        1.195           1.204                  22,319

   Investors Fund -- Class I (1/01).........................   2005        1.191           1.252                 410,875
                                                               2004        1.095           1.191                 475,738
                                                               2003        0.839           1.095                 356,707
                                                               2002        1.106           0.839                 178,397
                                                               2001        1.195           1.106                  94,552

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.290           1.334                  93,848
                                                               2004        1.136           1.290                 224,325
                                                               2003        0.774           1.136                 210,996
                                                               2002        1.202           0.774                 131,378
                                                               2001        1.314           1.202                  89,647
                                                               2000        1.482           1.314                   6,517

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.809           0.797                 231,230
                                                               2004        0.794           0.809                 274,091
                                                               2003        0.652           0.794                   1,257
                                                               2002        0.894           0.652                   2,000
                                                               2001        1.000           0.894                   2,000

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.868           0.909                  40,629
                                                               2004        0.855           0.868                  41,158
                                                               2003        0.646           0.855                  33,923
                                                               2002        0.894           0.646                  15,493
                                                               2001        1.000           0.894                  36,621

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.447           1.502               4,018,612
                                                               2004        1.376           1.447               2,881,219
                                                               2003        1.061           1.376                 230,701
                                                               2002        1.000           1.061                  17,879

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.293           1.329               2,636,569
                                                               2004        1.249           1.293               1,943,130
                                                               2003        1.038           1.249                 783,127
                                                               2002        1.000           1.038                  97,394

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.515           1.592               1,075,476
                                                               2004        1.394           1.515                 734,070
                                                               2003        1.074           1.394                  22,689
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.432           1.462                 343,377
                                                               2004        1.360           1.432                 254,701
                                                               2003        1.069           1.360                  27,171
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.869           0.931                  68,633
                                                               2004        0.827           0.869                  80,474

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
AIM Capital Appreciation Portfolio  (continued).............   2003        0.649           0.827                  69,737
                                                               2002        0.864           0.649                  48,694
                                                               2001        1.000           0.864                  19,584

Equity Income Portfolio (10/00).............................   2005        1.194           1.230                 984,532
                                                               2004        1.102           1.194                 851,522
                                                               2003        0.852           1.102                 701,195
                                                               2002        1.004           0.852                 466,236
                                                               2001        1.090           1.004                 287,549
                                                               2000        1.059           1.090                  54,202

Large Cap Portfolio (6/00)..................................   2005        0.720           0.772                 230,033
                                                               2004        0.686           0.720                 229,272
                                                               2003        0.558           0.686                 178,744
                                                               2002        0.732           0.558                 116,833
                                                               2001        0.899           0.732                 125,941
                                                               2000        1.049           0.899                  77,498

Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.111                      --

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.007           1.022                      --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.008           1.056                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)......................................................   2005        1.000           1.089                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)............................................   2005        1.000           1.032                   6,823

Mercury Large Cap Core Portfolio (6/00).....................   2005        0.761           0.841                 298,475
                                                               2004        0.666           0.761                 339,737
                                                               2003        0.558           0.666                 285,682
                                                               2002        0.755           0.558                 234,601
                                                               2001        0.988           0.755                 230,322
                                                               2000        1.107           0.988                  93,590

MFS(R) Emerging Growth Portfolio (2/00).....................   2005        0.652           0.632                      --
                                                               2004        0.586           0.652                 311,501

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
MFS(R) Emerging Growth Portfolio  (continued)...............   2003        0.460           0.586                 308,689
                                                               2002        0.710           0.460                 296,731
                                                               2001        1.128           0.710                 368,642
                                                               2000        1.560           1.128                 187,714

MFS(R) Mid Cap Growth Portfolio (3/02)......................   2005        0.837           0.851                 253,376
                                                               2004        0.744           0.837                      --
                                                               2003        0.551           0.744                      --
                                                               2002        1.000           0.551                      --

MFS(R) Total Return Portfolio (7/00)........................   2005        1.337           1.357               3,763,631
                                                               2004        1.216           1.337               3,458,131
                                                               2003        1.058           1.216               2,567,975
                                                               2002        1.133           1.058               1,701,434
                                                               2001        1.149           1.133               1,309,212
                                                               2000        1.026           1.149                 147,036

MFS(R) Value Portfolio (5/04)...............................   2005        1.122           1.178                 433,995
                                                               2004        1.000           1.122                  20,871

Mondrian International Stock Portfolio (3/02)...............   2005        1.224           1.322                 110,310
                                                               2004        1.073           1.224                  85,883
                                                               2003        0.846           1.073                     377
                                                               2002        1.000           0.846                      --

Pioneer Fund Portfolio (5/03)...............................   2005        1.333           1.394                 154,125
                                                               2004        1.217           1.333                  84,799
                                                               2003        1.000           1.217                   3,245

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.037           1.041                      --

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.096           1.120                 484,044
                                                               2004        1.000           1.096                 242,440

Strategic Equity Portfolio (6/00)...........................   2005        0.726           0.730                 122,543
                                                               2004        0.668           0.726                 128,507
                                                               2003        0.511           0.668                 180,708
                                                               2002        0.780           0.511                 223,164
                                                               2001        0.913           0.780                 233,026
                                                               2000        1.108           0.913                 501,860

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.116                     401

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.112                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.216           1.216               1,012,341
                                                               2004        1.199           1.216                 982,241
                                                               2003        1.121           1.199                 801,296
                                                               2002        1.113           1.121                 566,904
                                                               2001        1.057           1.113                 434,221
                                                               2000        1.019           1.057                 137,038

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.661           0.703                  97,201
                                                               2004        0.645           0.661                  98,488
                                                               2003        0.521           0.645                  99,873
                                                               2002        0.748           0.521                  87,650
                                                               2001        0.963           0.748                  73,520
                                                               2000        1.196           0.963                  76,229

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                 717,561
                                                               2004        0.999           0.997                 211,555
                                                               2003        1.000           0.999                  46,771

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.247           1.373               4,206,682
                                                               2004        1.150           1.247               4,218,706
                                                               2003        0.867           1.150               2,909,479
                                                               2002        1.306           0.867               2,105,680
                                                               2001        1.381           1.306               1,814,521
                                                               2000        1.491           1.381                 863,349

   Smith Barney High Income Portfolio (8/00)................   2005        1.143           1.156               1,298,401
                                                               2004        1.049           1.143               1,342,536
                                                               2003        0.834           1.049               1,155,100
                                                               2002        0.874           0.834                 277,042
                                                               2001        0.921           0.874                 295,957
                                                               2000        0.994           0.921                 208,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.922           0.956               1,766,449
                                                               2004        0.931           0.922               1,720,065
                                                               2003        0.640           0.931               1,141,574
                                                               2002        0.863           0.640                 771,377
                                                               2001        1.000           0.863                 730,193
                                                               2000        1.083           1.000                 309,116

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.344           1.435                 560,103
                                                               2004        1.234           1.344                 587,236
                                                               2003        0.964           1.234                 507,824
                                                               2002        1.209           0.964                 385,791
                                                               2001        1.362           1.209                 307,340
                                                               2000        1.225           1.362                 110,509

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.060           1.075                 692,217
                                                               2004        1.066           1.060                 933,637
                                                               2003        1.074           1.066               1,098,028
                                                               2002        1.075           1.074               1,940,157
                                                               2001        1.052           1.075                 707,397
                                                               2000        1.012           1.052                 511,377

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.710           0.756                 255,754
                                                               2004        0.673           0.710                 350,995
                                                               2003        0.536           0.673                 382,732
                                                               2002        0.805           0.536                 348,750
                                                               2001        1.191           0.805                 409,824
                                                               2000        1.700           1.191                 272,783

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.106           1.144                 337,568
                                                               2004        0.970           1.106                 254,741
                                                               2003        0.693           0.970                  41,992
                                                               2002        0.945           0.693                  20,468
                                                               2001        1.000           0.945                  25,867

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (5/00)............  2005        1.163           1.341                 803,715
                                                               2004        1.023           1.163                 572,293
                                                               2003        0.808           1.023                 497,526

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Contrafund<< Portfolio -- Service Class  (continued)           2002        0.905           0.808                 426,526
                                                               2001        1.047           0.905                 339,996
                                                               2000        1.113           1.047                 169,553

Mid Cap Portfolio -- Service Class 2 (3/02)                    2005        1.436           1.671               1,280,825
                                                               2004        1.168           1.436                 960,282
                                                               2003        0.857           1.168                 305,214
                                                               2002        1.000           0.857                 195,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.335           1.541                  68,905
                                                               2004        1.143           1.335                      --
                                                               2003        1.000           1.143                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.215           1.242                 111,636
                                                               2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.155           1.296                  26,995
                                                               2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.315           1.465               1,016,509
                                                               2004        1.186           1.315                  12,546
                                                               2003        1.000           1.186                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.261           1.432               3,527,301
                                                               2004        1.148           1.261                 176,039
                                                               2003        1.000           1.148                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.235           1.277               3,353,279
                                                               2004        1.145           1.235                 116,974
                                                               2003        1.000           1.145                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.465           1.534                 178,945
                                                               2004        1.142           1.465                      --
                                                               2003        1.000           1.142                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.197           1.289                 105,878
                                                               2004        1.073           1.197                   2,361
                                                               2003        1.000           1.073                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286                 364,009
                                                               2004        1.066           1.195                   4,323
                                                               2003        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.029               1,574,335

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.297           1.328                  35,814
                                                               2004        1.191           1.297                   7,965
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326               1,018,600
                                                               2004        1.116           1.228                   8,874
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913                 605,698
                                                               2004        1.261           1.537                      --
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.359           1.463                 831,353
                                                               2004        1.174           1.359                      --
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.315           1.398                 740,845
                                                               2004        1.160           1.315                  13,918
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.188           1.211                 713,566
                                                               2004        1.118           1.188                  76,543
                                                               2003        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Diversified Strategic Income Portfolio (7/00)............   2005        1.101           1.103                  64,928
                                                               2004        1.056           1.101                  19,932
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.215           1.237                 779,368
                                                               2004        1.129           1.215                  76,132
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.234           1.263                 585,496
                                                               2004        1.167           1.234                  44,212
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.342           1.469                  13,248
                                                               2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336                 212,912
                                                               2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264                 394,021
                                                               2004        1.139           1.253                  23,251
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479                 780,376
                                                               2004        1.155           1.399                  29,210
                                                               2003        1.000           1.155                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108                 971,586
                                                               2004        1.045           1.111                  87,192
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.049               2,187,620
                                                               2004        1.023           1.048                  92,831
                                                               2003        1.000           1.023                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.338           1.467                      --
                                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.523           1.592                 237,163
                                                               2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.236           1.257                      --
                                                               2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund -- Class I (1/01).........................   2005        1.235           1.285                  45,577
                                                               2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.389           1.423                  24,636
                                                               2004        1.235           1.389                   4,834
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.111           1.083                  59,581
                                                               2004        1.100           1.111                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.156           1.200                      --
                                                               2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.208               2,300,292
                                                               2004        1.128           1.174                  33,414
                                                               2003        1.000           1.128                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.116           1.136               4,734,449
                                                               2004        1.088           1.116                 405,533
                                                               2003        1.000           1.088                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.226           1.276               1,206,797
                                                               2004        1.139           1.226                  15,706
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.169           1.182                 536,248
                                                               2004        1.121           1.169                  26,484
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.181           1.255                  49,939
                                                               2004        1.135           1.181                   9,847
                                                               2003        1.000           1.135                      --

   Equity Income Portfolio (10/00)..........................   2005        1.214           1.239                 623,080
                                                               2004        1.131           1.214                  38,632
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (6/00)...............................   2005        1.168           1.240                  60,974
                                                               2004        1.122           1.168                      --
                                                               2003        1.000           1.122                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104                 295,809

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016                  31,450

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.050                 292,696

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083                 132,397

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.027                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Mercury Large Cap Core Portfolio (6/00).....................   2005        1.232           1.349                  10,886
                                                               2004        1.088           1.232                   6,671
                                                               2003        1.000           1.088                      --

MFS(R) Emerging Growth Portfolio (2/00).....................   2005        1.216           1.178                      --
                                                               2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

MFS(R) Mid Cap Growth Portfolio (3/02)......................   2005        1.260           1.269                  38,726
                                                               2004        1.131           1.260                      --
                                                               2003        1.000           1.131                      --

MFS(R) Total Return Portfolio (7/00)........................   2005        1.173           1.180               1,039,277
                                                               2004        1.077           1.173                  63,089
                                                               2003        1.000           1.077                      --

MFS(R) Value Portfolio (5/04)...............................   2005        1.115           1.160                 365,164
                                                               2004        1.000           1.115                      --

Mondrian International Stock Portfolio (3/02)...............   2005        1.308           1.400                 248,371
                                                               2004        1.157           1.308                   2,184
                                                               2003        1.000           1.157                      --

Pioneer Fund Portfolio (5/03)...............................   2005        1.222           1.265                 121,433
                                                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.035                   3,792

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.102                 897,033
                                                               2004        1.000           1.089                   8,613

Strategic Equity Portfolio (6/00)...........................   2005        1.201           1.197                  26,075
                                                               2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

Style Focus Series: Small Cap Growth Portfolio (6/05).......   2005        1.026           1.110                  18,294

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.000           1.106                  23,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Travelers Managed Income Portfolio (7/00)................   2005        1.033           1.023                 746,775
                                                               2004        1.028           1.033                  53,765
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.144           1.205                   8,031
                                                               2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985                 488,307
                                                               2004        0.997           0.985                 103,512
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.219           1.329                 999,469
                                                               2004        1.135           1.219                 115,318
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.187           1.190                 843,903
                                                               2004        1.100           1.187                  71,552
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.144           1.176                 409,917
                                                               2004        1.167           1.144                      --
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.248           1.321                 621,784
                                                               2004        1.157           1.248                 250,879
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.978           0.983                  42,742
                                                               2004        0.993           0.978                 131,110
                                                               2003        1.000           0.993                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.165           1.228                   3,556
                                                               2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.393           1.427                  93,979
                                                               2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (5/00)...........   2005        1.284           1.466               1,643,270
                                                               2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.457           1.680                 916,237
                                                               2004        1.197           1.457                   7,282
                                                               2003        1.000           1.197                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.131           1.319                  38,185
                                                               2004        0.960           1.131                      --
                                                               2003        0.779           0.960                      --
                                                               2002        0.878           0.779                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.127           1.162                 325,190
                                                               2004        1.027           1.127                 334,798
                                                               2003        0.788           1.027                 354,635
                                                               2002        0.980           0.788                  25,560

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.668           0.756               2,516,526
                                                               2004        0.625           0.668               2,897,980
                                                               2003        0.514           0.625               3,382,923
                                                               2002        0.753           0.514               3,883,375
                                                               2001        0.925           0.753               4,716,899
                                                               2000        1.127           0.925               4,449,229
                                                               1999        1.000           1.127                 314,797

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.029           1.158               6,380,373
                                                               2004        0.920           1.029               6,322,143
                                                               2003        0.690           0.920               6,679,967
                                                               2002        0.819           0.690               6,862,959
                                                               2001        0.969           0.819               6,260,916
                                                               2000        1.211           0.969               3,140,876
                                                               1999        1.000           1.211                 316,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.082           1.240               8,889,797
                                                               2004        0.975           1.082               8,773,906
                                                               2003        0.723           0.975               8,937,082
                                                               2002        0.970           0.723               7,986,225
                                                               2001        1.202           0.970               6,922,537
                                                               2000        1.167           1.202               4,692,324
                                                               1999        1.000           1.167                 477,335

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.280           1.336               9,710,858
                                                               2004        1.176           1.280               9,428,394
                                                               2003        0.901           1.176               9,670,875
                                                               2002        1.119           0.901               8,550,110
                                                               2001        1.106           1.119               6,852,257
                                                               2000        1.039           1.106               2,375,658
                                                               1999        1.000           1.039                 174,106

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.638           1.732                  16,019
                                                               2004        1.265           1.638                      --
                                                               2003        0.957           1.265                      --
                                                               2002        1.048           0.957                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.210           1.315                  27,109
                                                               2004        1.074           1.210                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.312                 112,133
                                                               2004        1.068           1.208                  46,761
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.035                 130,062

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        0.874           0.903               1,374,673
                                                               2004        0.795           0.874               1,611,705
                                                               2003        0.588           0.795               1,673,524

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares  (continued)......................................   2002        0.836           0.588               1,690,406
                                                               2001        1.000           0.836               1,766,010
                                                               2000        1.215           1.000               1,131,242
                                                               1999        1.000           1.215                 167,294

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.158           1.262                 718,462
                                                               2004        1.043           1.158                 818,408
                                                               2003        0.845           1.043                 528,951
                                                               2002        0.999           0.845                 109,286

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.781           2.238                 131,258
                                                               2004        1.448           1.781                 108,300
                                                               2003        1.000           1.448                  27,124

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.088           1.182               1,505,091
                                                               2004        0.931           1.088               1,356,406
                                                               2003        0.714           0.931               1,285,352
                                                               2002        0.889           0.714               1,344,931
                                                               2001        1.073           0.889               1,396,919
                                                               2000        1.115           1.073                 720,928
                                                               1999        1.000           1.115                 121,036

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.180           1.267                  79,625
                                                               2004        1.032           1.180                   3,125
                                                               2003        0.792           1.032                      --
                                                               2002        0.832           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.040           1.070               5,790,079
                                                               2004        0.970           1.040               6,040,306
                                                               2003        0.789           0.970               5,893,048
                                                               2002        0.971           0.789               5,264,273
                                                               2001        1.025           0.971               3,668,702
                                                               2000        1.044           1.025                 917,508
                                                               1999        1.000           1.044                  31,957

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Diversified Strategic Income Portfolio (11/99)...........   2005        1.235           1.249               1,620,970
                                                               2004        1.174           1.235               1,847,806
                                                               2003        1.065           1.174               1,695,778
                                                               2002        1.030           1.065               1,438,332
                                                               2001        1.013           1.030               1,382,525
                                                               2000        0.999           1.013                 601,614
                                                               1999        1.000           0.999                 137,491

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        0.864           0.888               2,002,346
                                                               2004        0.795           0.864               2,010,098
                                                               2003        0.631           0.795               1,910,575
                                                               2002        0.824           0.631               1,955,313
                                                               2001        0.954           0.824               1,824,680
                                                               2000        1.067           0.954                 613,674
                                                               1999        1.000           1.067                  55,283

   Fundamental Value Portfolio (12/99)......................   2005        1.303           1.347               5,951,617
                                                               2004        1.221           1.303               6,397,421
                                                               2003        0.893           1.221               6,391,317
                                                               2002        1.151           0.893               6,360,281
                                                               2001        1.232           1.151               5,155,358
                                                               2000        1.037           1.232               1,579,098
                                                               1999        1.000           1.037                   2,425

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.449           0.496               1,582,499
                                                               2004        0.378           0.449               1,891,222
                                                               2003        0.284           0.378               1,971,237
                                                               2002        0.401           0.284               2,193,877
                                                               2001        0.674           0.401               2,395,484
                                                               2000        1.000           0.674               2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.513           1.552                  62,226
                                                               2004        1.336           1.513                  69,839
                                                               2003        1.000           1.336                  32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.382           1.408                 251,990
                                                               2004        1.244           1.382                 201,079
                                                               2003        1.000           1.244                  64,093

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.541           1.644                 368,902
                                                               2004        1.260           1.541                 198,486
                                                               2003        1.000           1.260                 149,364

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.125           1.133                 829,709
                                                               2004        1.048           1.125                 837,880
                                                               2003        1.000           1.048                 245,014

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226               5,395,697
                                                               2004        1.173           1.213               5,959,397
                                                               2003        1.132           1.173               5,042,843
                                                               2002        1.053           1.132               4,213,843
                                                               2001        1.005           1.053               2,073,098

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118                 149,808
                                                               2004        0.882           1.011                 150,938
                                                               2003        0.696           0.882                 153,350
                                                               2002        0.857           0.696                 131,072
                                                               2001        0.995           0.857                  88,059

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.611           1.701                 343,989
                                                               2004        1.294           1.611                 356,645
                                                               2003        0.877           1.294                 344,427
                                                               2002        1.088           0.877                 271,247
                                                               2001        1.030           1.088                 126,743

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.309           1.343               2,411,960
                                                               2004        1.226           1.309               2,736,840
                                                               2003        0.894           1.226               2,762,940
                                                               2002        1.210           0.894               2,662,147
                                                               2001        1.204           1.210               2,256,368
                                                               2000        1.033           1.204               1,028,180
                                                               1999        1.000           1.033                  78,169

   Investors Fund -- Class I (11/99)........................   2005        1.191           1.252               1,250,767
                                                               2004        1.095           1.191               1,637,036
                                                               2003        0.839           1.095               1,478,433

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Investors Fund -- Class I  (continued)...................   2002        1.106           0.839               1,401,267
                                                               2001        1.170           1.106               1,346,259
                                                               2000        1.029           1.170                 428,890
                                                               1999        1.000           1.029                  19,926

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.290           1.334                 676,973
                                                               2004        1.136           1.290                 640,455
                                                               2003        0.774           1.136                 629,419
                                                               2002        1.202           0.774                 541,675
                                                               2001        1.314           1.202                 579,887
                                                               2000        1.141           1.314                 439,007
                                                               1999        1.000           1.141                  61,393

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.809           0.797                 117,286
                                                               2004        0.794           0.809                 240,763
                                                               2003        0.652           0.794                 159,849
                                                               2002        0.894           0.652                  87,290
                                                               2001        1.033           0.894                  66,708

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.868           0.909                 277,845
                                                               2004        0.855           0.868                 294,476
                                                               2003        0.646           0.855                 304,336
                                                               2002        0.894           0.646                 305,879
                                                               2001        1.011           0.894                  37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.447           1.502               2,741,921
                                                               2004        1.376           1.447               2,624,019
                                                               2003        1.061           1.376                 995,800
                                                               2002        1.000           1.061                  13,385

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.293           1.329               1,293,344
                                                               2004        1.249           1.293               1,551,664
                                                               2003        1.038           1.249                 764,994
                                                               2002        1.000           1.038                 157,954

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.515           1.592                 430,807
                                                               2004        1.394           1.515                 414,942
                                                               2003        1.074           1.394                  51,838
                                                               2002        1.000           1.074                  17,608

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.432           1.462                 273,669
                                                               2004        1.360           1.432                 345,792
                                                               2003        1.069           1.360                 344,365
                                                               2002        1.000           1.069                  33,985

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        0.869           0.931               2,279,202
                                                               2004        0.827           0.869               2,370,045
                                                               2003        0.649           0.827               2,463,743
                                                               2002        0.864           0.649               2,441,987
                                                               2001        0.978           0.864               1,916,798

   Equity Income Portfolio (11/99)..........................   2005        1.194           1.230               1,783,984
                                                               2004        1.102           1.194               1,883,743
                                                               2003        0.852           1.102               1,882,544
                                                               2002        1.004           0.852               1,700,300
                                                               2001        1.090           1.004               1,354,821
                                                               2000        1.013           1.090                 573,343
                                                               1999        1.000           1.013                  10,535

   Large Cap Portfolio (11/99)..............................   2005        0.720           0.772               1,991,083
                                                               2004        0.686           0.720               2,092,587
                                                               2003        0.558           0.686               2,172,648
                                                               2002        0.732           0.558               2,094,007
                                                               2001        0.899           0.732               2,048,435
                                                               2000        1.065           0.899                 894,807
                                                               1999        1.000           1.065                 157,286

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.111                      --

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.022                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)........   2005        1.000           1.056                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)......................................................   2005        1.017           1.089                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)............................................   2005        1.012           1.032                      --

Mercury Large Cap Core Portfolio (11/99)....................   2005        0.761           0.841                 669,640
                                                               2004        0.666           0.761                 732,906
                                                               2003        0.558           0.666                 740,731
                                                               2002        0.755           0.558                 909,733
                                                               2001        0.988           0.755               1,120,346
                                                               2000        1.061           0.988                 758,310
                                                               1999        1.000           1.061                  16,748

MFS(R) Emerging Growth Portfolio (11/99)....................   2005        0.652           0.632                      --
                                                               2004        0.586           0.652               1,482,656
                                                               2003        0.460           0.586               1,639,604
                                                               2002        0.710           0.460               1,733,737
                                                               2001        1.128           0.710               2,178,828
                                                               2000        1.433           1.128               1,897,890
                                                               1999        1.000           1.433                 266,524

MFS(R) Mid Cap Growth Portfolio (6/02)......................   2005        0.837           0.851               1,080,647
                                                               2004        0.744           0.837                      --
                                                               2003        0.551           0.744                      --
                                                               2002        0.626           0.551                      --

MFS(R) Total Return Portfolio (11/99).......................   2005        1.337           1.357               5,545,750
                                                               2004        1.216           1.337               5,740,656
                                                               2003        1.058           1.216               5,765,761
                                                               2002        1.133           1.058               5,108,223
                                                               2001        1.149           1.133               3,382,902
                                                               2000        0.999           1.149               1,522,221
                                                               1999        1.000           0.999                  99,074

MFS(R) Value Portfolio (5/04)...............................   2005        1.122           1.178                 336,106
                                                               2004        0.973           1.122                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Mondrian International Stock Portfolio (8/02)...............   2005        1.224           1.322                 162,381
                                                               2004        1.073           1.224                 123,522
                                                               2003        0.846           1.073                  76,847
                                                               2002        0.846           0.846                         --

Pioneer Fund Portfolio (5/03)...............................   2005        1.333           1.394                  50,014
                                                               2004        1.217           1.333                  12,705
                                                               2003        1.000           1.217                   1,061

Pioneer Mid Cap Value Portfolio (6/05)......................   2005        1.000           1.041                     325

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.096           1.120                 148,310
                                                               2004        0.983           1.096                  10,501

Strategic Equity Portfolio (11/99)..........................   2005        0.726           0.730               2,288,680
                                                               2004        0.668           0.726               2,426,868
                                                               2003        0.511           0.668               2,656,535
                                                               2002        0.780           0.511               3,272,912
                                                               2001        0.913           0.780               3,852,391
                                                               2000        1.132           0.913               2,951,007
                                                               1999        1.000           1.132                 468,390

Style Focus Series: Small Cap Growth Portfolio (5/05).......   2005        1.000           1.116                      --

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.005           1.112                      --

Travelers Managed Income Portfolio (11/99)..................   2005        1.216           1.216               1,904,578
                                                               2004        1.199           1.216               2,040,964
                                                               2003        1.121           1.199               2,324,626
                                                               2002        1.113           1.121               2,311,652
                                                               2001        1.057           1.113               2,069,673
                                                               2000        0.994           1.057                 555,087
                                                               1999        1.000           0.994                 150,289

Van Kampen Enterprise Portfolio (11/99).....................   2005        0.661           0.703                 708,658
                                                               2004        0.645           0.661                 790,636
                                                               2003        0.521           0.645                 824,262
                                                               2002        0.748           0.521                 864,932
                                                               2001        0.963           0.748               1,021,052

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Van Kampen Enterprise Portfolio  (continued).............   2000        1.145           0.963                 938,728
                                                               1999        1.000           1.145                   3,784

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                 502,016
                                                               2004        0.999           0.997               1,239,228
                                                               2003        1.000           0.999                  17,941

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.247           1.373               7,607,140
                                                               2004        1.150           1.247               8,349,729
                                                               2003        0.867           1.150               8,530,069
                                                               2002        1.306           0.867               8,140,330
                                                               2001        1.381           1.306               7,173,627
                                                               2000        1.210           1.381               3,423,105
                                                               1999        1.000           1.210                 302,417

   Smith Barney High Income Portfolio (11/99)...............   2005        1.143           1.156               1,741,150
                                                               2004        1.049           1.143               1,909,111
                                                               2003        0.834           1.049               1,906,382
                                                               2002        0.874           0.834               1,257,332
                                                               2001        0.921           0.874               1,256,295
                                                               2000        1.016           0.921                 595,882
                                                               1999        1.000           1.016                  67,445

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.922           0.956               4,245,781
                                                               2004        0.931           0.922               4,779,482
                                                               2003        0.640           0.931               4,986,323
                                                               2002        0.863           0.640               4,867,338
                                                               2001        1.000           0.863               5,072,444
                                                               2000        1.090           1.000               3,224,751
                                                               1999        1.000           1.090                 175,985

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.344           1.435               1,777,129
                                                               2004        1.234           1.344               1,938,516
                                                               2003        0.964           1.234               2,233,467
                                                               2002        1.209           0.964               2,303,022
                                                               2001        1.362           1.209               2,306,739
                                                               2000        1.171           1.362               1,266,016
                                                               1999        1.000           1.171                  49,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Smith Barney Money Market Portfolio (11/99)..............   2005        1.060           1.075               1,894,054
                                                               2004        1.066           1.060               2,813,069
                                                               2003        1.074           1.066               3,392,033
                                                               2002        1.075           1.074               3,640,831
                                                               2001        1.052           1.075               1,956,266
                                                               2000        1.006           1.052                 922,050
                                                               1999        1.000           1.006                 750,776

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        0.710           0.756               2,636,468
                                                               2004        0.673           0.710               2,862,877
                                                               2003        0.536           0.673               3,368,026
                                                               2002        0.805           0.536               3,542,735
                                                               2001        1.191           0.805               4,206,215
                                                               2000        1.344           1.191               3,409,800
                                                               1999        1.000           1.344                 237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.106           1.144                 550,052
                                                               2004        0.970           1.106                 424,074
                                                               2003        0.693           0.970                 209,065
                                                               2002        0.945           0.693                 146,257
                                                               2001        0.987           0.945                  63,380

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (11/99)...........  2005        1.163           1.341               1,796,773
                                                               2004        1.023           1.163               1,928,848
                                                               2003        0.808           1.023               1,831,279
                                                               2002        0.905           0.808               1,717,820
                                                               2001        1.047           0.905               2,140,528
                                                               2000        1.138           1.047               1,784,874
                                                               1999        1.000           1.138                 151,914

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.436           1.671                 538,882
                                                               2004        1.168           1.436                 526,081
                                                               2003        0.857           1.168                 246,983
                                                               2002        0.993           0.857                  58,437

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.335           1.541                   2,675
                                                               2004        1.143           1.335                      --
                                                               2003        1.000           1.143                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.215           1.242                  15,481
                                                               2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.155           1.296                      --
                                                               2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.315           1.465                 138,800
                                                               2004        1.186           1.315                   4,145
                                                               2003        1.000           1.186                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.261           1.432                 614,002
                                                               2004        1.148           1.261                  23,636
                                                               2003        1.000           1.148                      --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.235           1.277                 511,616
                                                               2004        1.145           1.235                   6,576
                                                               2003        1.000           1.145                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.465           1.534                  25,992
                                                               2004        1.142           1.465                      --
                                                               2003        1.000           1.142                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.197           1.289                  13,773
                                                               2004        1.073           1.197                      --
                                                               2003        0.996           1.073                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286                  71,362
                                                               2004        1.066           1.195                   4,448
                                                               2003        1.016           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        0.984           1.029                  10,894

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.297           1.328                   7,574
                                                               2004        1.191           1.297                   2,012
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326                 130,228
                                                               2004        1.116           1.228                      --
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913                  47,524
                                                               2004        1.261           1.537                   2,013
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.359           1.463                 234,426
                                                               2004        1.174           1.359                   2,118
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.315           1.398                  38,096
                                                               2004        1.160           1.315                      --
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.188           1.211                 327,014
                                                               2004        1.118           1.188                  32,527
                                                               2003        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Diversified Strategic Income Portfolio (11/99)...........   2005        1.101           1.103                  31,859
                                                               2004        1.056           1.101                   2,754
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.215           1.237                      --
                                                               2004        1.129           1.215                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (12/99)......................   2005        1.234           1.263                 101,643
                                                               2004        1.167           1.234                  34,333
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.342           1.469                   5,354
                                                               2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336                  53,321
                                                               2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264                  64,314
                                                               2004        1.139           1.253                  17,389
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479                 164,595
                                                               2004        1.155           1.399                   4,197
                                                               2003        1.000           1.155                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108                  61,897
                                                               2004        1.045           1.111                   9,080
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.049                 500,643
                                                               2004        1.023           1.048                  14,843
                                                               2003        1.000           1.023                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.338           1.467                      --
                                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.523           1.592                  43,597
                                                               2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.236           1.257                      --
                                                               2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund -- Class I (11/99)........................   2005        1.235           1.285                 131,791
                                                               2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.389           1.423                   2,675
                                                               2004        1.235           1.389                      --
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.111           1.083                  33,951
                                                               2004        1.100           1.111                  18,420
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.156           1.200                      --
                                                               2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.208                 309,581
                                                               2004        1.128           1.174                  32,596
                                                               2003        1.000           1.128                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.116           1.136                 127,298
                                                               2004        1.088           1.116                      --
                                                               2003        1.000           1.088                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.226           1.276                 339,461
                                                               2004        1.139           1.226                      --
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.169           1.182                  15,551
                                                               2004        1.121           1.169                      --
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        1.181           1.255                      --
                                                               2004        1.135           1.181                      --
                                                               2003        1.000           1.135                      --

   Equity Income Portfolio (11/99)..........................   2005        1.214           1.239                  97,181
                                                               2004        1.131           1.214                   2,409
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)..............................   2005        1.168           1.240                   3,548
                                                               2004        1.122           1.168                   2,527
                                                               2003        1.000           1.122                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.044           1.104                      --

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.016                      --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.050                 196,583

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.017           1.083                  70,772

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.010           1.027                  37,182

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Mercury Large Cap Core Portfolio (11/99)....................   2005        1.232           1.349                      --
                                                               2004        1.088           1.232                      --
                                                               2003        1.000           1.088                      --

MFS(R) Emerging Growth Portfolio (11/99)....................   2005        1.216           1.178                      --
                                                               2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

MFS(R) Mid Cap Growth Portfolio (6/02)......................   2005        1.260           1.269                  33,475
                                                               2004        1.131           1.260                      --
                                                               2003        1.000           1.131                      --

MFS(R) Total Return Portfolio (11/99).......................   2005        1.173           1.180                 164,360
                                                               2004        1.077           1.173                      --
                                                               2003        1.000           1.077                      --

MFS(R) Value Portfolio (5/04)...............................   2005        1.115           1.160                  49,291
                                                               2004        0.972           1.115                     233

Mondrian International Stock Portfolio (8/02)...............   2005        1.308           1.400                   8,503
                                                               2004        1.157           1.308                      --
                                                               2003        1.000           1.157                      --

Pioneer Fund Portfolio (5/03)...............................   2005        1.222           1.265                      --
                                                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Pioneer Mid Cap Value Portfolio (6/05)......................   2005        1.000           1.035                  29,181

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.102                  44,273
                                                               2004        0.982           1.089                      --

Strategic Equity Portfolio (11/99)..........................   2005        1.201           1.197                      --
                                                               2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

Style Focus Series: Small Cap Growth Portfolio (5/05).......   2005        1.000           1.110                   8,486

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.005           1.106                  13,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Travelers Managed Income Portfolio (11/99)...............   2005        1.033           1.023                  25,576
                                                               2004        1.028           1.033                  23,953
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.144           1.205                     327
                                                               2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985                  38,446
                                                               2004        0.997           0.985                  21,345
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.219           1.329                 495,738
                                                               2004        1.135           1.219                  19,728
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.187           1.190                 216,001
                                                               2004        1.100           1.187                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.144           1.176                  64,894
                                                               2004        1.167           1.144                  17,873
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.248           1.321                  95,001
                                                               2004        1.157           1.248                      --
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.978           0.983                  19,548
                                                               2004        0.993           0.978                      --
                                                               2003        1.000           0.993                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.165           1.228                      --
                                                               2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.393           1.427                   9,431
                                                               2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (11/99)...........  2005        1.284           1.466                 226,642
                                                               2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.457           1.680                  48,387
                                                               2004        1.197           1.457                      --
                                                               2003        1.000           1.197                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

             The Insurance Company
             Principal Underwriter
             Distribution and Principal Underwriting Agreement
             Valuation of Assets
             Federal Tax Considerations
             Independent Registered Public Accounting Firm
             Condensed Financial Information
             Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.

Name: ______________________________________

Address: ___________________________________

CHECK BOX:

[ ] MIC-Book-03-85

[ ] MLAC-Book-03-85

Book 85                                                              May 1, 2006

                                   VINTAGE II
                             VINTAGE II (SERIES II)

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2006

                                       FOR

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                             PAGE
THE INSURANCE COMPANY..................................................        2
PRINCIPAL UNDERWRITER..................................................        2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT......................        2
VALUATION OF ASSETS....................................................        4
FEDERAL TAX CONSIDERATIONS.............................................        5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................        9
CONDENSED FINANCIAL INFORMATION........................................       10
FINANCIAL STATEMENTS...................................................        1

* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account Nine for Variable Annuities (formerly known as The Separate Account Nine for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut.

MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC UNDERWRITING COMMISSIONS

                                              UNDERWRITING COMMISSIONS PAID TO           AMOUNT OF UNDERWRITING COMMISSIONS
                YEAR                               MLIDLLC BY THE COMPANY                        RETAINED BY MLIDLLC
---------------------------------             --------------------------------           ----------------------------------
2005.............................                       $132,588,671                                     $0

2004.............................                       $132,410,000                                     $0

2003.............................                       $ 73,233,000                                     $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.)

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

      Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account Nine for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account Nine for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                   VINTAGE II

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02)..........................  2005        1.131           1.319                  74,640
                                                               2004        0.960           1.131                      --
                                                               2003        0.779           0.960                      --
                                                               2002        1.000           0.779                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)...........  2005        0.783           0.816                  31,830
                                                               2004        0.751           0.783                  37,530
                                                               2003        0.609           0.751                  73,554
                                                               2002        0.885           0.609                  61,766
                                                               2001        1.000           0.885                  71,928

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)....................................................  2005        1.127           1.162                 136,682
                                                               2004        1.027           1.127                 136,752
                                                               2003        0.788           1.027                  81,410
                                                               2002        1.000           0.788                   2,908

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)....................................................  2005        0.668           0.756                 567,636
                                                               2004        0.625           0.668                 645,133
                                                               2003        0.514           0.625                 796,770
                                                               2002        0.753           0.514                 854,624
                                                               2001        0.925           0.753                 762,941
                                                               2000        1.127           0.925                 366,949
                                                               1999        1.000           1.127                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)...............  2005        1.029           1.158               1,626,394
                                                               2004        0.920           1.029               1,462,978
                                                               2003        0.690           0.920                 773,140
                                                               2002        0.819           0.690                 565,608
                                                               2001        0.969           0.819                 391,475
                                                               2000        1.211           0.969                 200,090
                                                               1999        1.000           1.211                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Growth Fund -- Class 2 Shares (2/00)......................  2005        1.082           1.240               4,049,767
                                                               2004        0.975           1.082               3,262,722
                                                               2003        0.723           0.975               1,755,241
                                                               2002        0.970           0.723               1,153,248
                                                               2001        1.202           0.970                 842,658
                                                               2000        1.167           1.202                 256,201
                                                               1999        1.000           1.167                      --

   Growth-Income Fund -- Class 2 Shares (2/00)...............  2005        1.280           1.336               3,340,715
                                                               2004        1.176           1.280               2,860,876
                                                               2003        0.901           1.176               1,840,178
                                                               2002        1.119           0.901               1,264,688
                                                               2001        1.106           1.119                 986,465
                                                               2000        1.039           1.106                 137,847
                                                               1999        1.000           1.039                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02).........  2005        1.638           1.732                   4,769
                                                               2004        1.265           1.638                      --
                                                               2003        0.957           1.265                      --
                                                               2002        1.000           0.957                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
    (11/03)..................................................  2005        1.210           1.315                  16,485
                                                               2004        1.074           1.210                   2,589
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005        1.208           1.312                 587,511
                                                               2004        1.068           1.208                 370,878
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
    (5/05)...................................................  2005        1.000           1.035                 542,915

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00).............................................  2005        0.874           0.903                 494,285
                                                               2004        0.795           0.874                 488,023

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares  (continued).......................................  2003        0.588           0.795                 304,147
                                                               2002        0.836           0.588                 219,236
                                                               2001        1.000           0.836                 176,530
                                                               2000        1.215           1.000                 121,667
                                                               1999        1.000           1.215                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2005        1.158           1.262                 630,429
                                                               2004        1.043           1.158                 411,617
                                                               2003        0.845           1.043                  85,928
                                                               2002        1.000           0.845                   7,064

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005        1.781           2.238                 393,578
                                                               2004        1.448           1.781                  34,731
                                                               2003        1.000           1.448                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.088           1.182               1,015,038
                                                               2004        0.931           1.088                 725,699
                                                               2003        0.714           0.931                 378,732
                                                               2002        0.889           0.714                 340,465
                                                               2001        1.073           0.889                 227,440
                                                               2000        1.115           1.073                  95,658
                                                               1999        1.000           1.115                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)....................................................  2005        1.180           1.267                 432,583
                                                               2004        1.032           1.180                  70,754
                                                               2003        0.792           1.032                      --
                                                               2002        1.000           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00).............................  2005        1.040           1.070               2,063,937
                                                               2004        0.970           1.040               1,924,055
                                                               2003        0.789           0.970               1,210,775
                                                               2002        0.971           0.789                 610,129
                                                               2001        1.025           0.971                 440,930

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Appreciation Portfolio  (continued)......................   2000        1.044           1.025                  51,606
                                                               1999        1.000           1.044                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.235           1.249               1,110,076
                                                               2004        1.174           1.235               1,037,004
                                                               2003        1.065           1.174                 759,502
                                                               2002        1.030           1.065                 471,209
                                                               2001        1.013           1.030                 439,990
                                                               2000        0.999           1.013                 114,166
                                                               1999        1.000           0.999                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.864           0.888                 885,880
                                                               2004        0.795           0.864                 504,425
                                                               2003        0.631           0.795                 383,086
                                                               2002        0.824           0.631                 299,142
                                                               2001        0.954           0.824                 174,860
                                                               2000        1.067           0.954                  51,515
                                                               1999        1.000           1.067                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.303           1.347               1,830,903
                                                               2004        1.221           1.303               1,896,436
                                                               2003        0.893           1.221               1,209,183
                                                               2002        1.151           0.893                 446,779
                                                               2001        1.232           1.151                 369,495
                                                               2000        1.037           1.232                  85,114
                                                               1999        1.000           1.037                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.449           0.496                 551,020
                                                               2004        0.378           0.449                 568,049
                                                               2003        0.284           0.378                 604,302
                                                               2002        0.401           0.284                 537,900
                                                               2001        0.674           0.401                 485,683
                                                               2000        1.000           0.674                 369,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.513           1.552                  92,359
                                                               2004        1.336           1.513                  84,632
                                                               2003        1.000           1.336                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005        1.382           1.408                  90,708
                                                               2004        1.244           1.382                  89,045
                                                               2003        1.000           1.244                  12,715

   Mid-Cap Value Portfolio (5/03)............................  2005        1.541           1.644                 481,239
                                                               2004        1.260           1.541                  90,506
                                                               2003        1.000           1.260                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005        1.125           1.133               2,134,660
                                                               2004        1.048           1.125               1,580,273
                                                               2003        1.000           1.048                  12,559

   Total Return Portfolio -- Administrative Class (5/01).....  2005        1.213           1.226               5,227,537
                                                               2004        1.173           1.213               4,462,676
                                                               2003        1.132           1.173               2,636,608
                                                               2002        1.053           1.132               1,693,413
                                                               2001        1.000           1.053                 469,808

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)....................................................  2005        0.773           0.817                  25,275
                                                               2004        0.728           0.773                  29,717
                                                               2003        0.559           0.728                  29,727
                                                               2002        0.806           0.559                  23,387
                                                               2001        1.000           0.806                  11,858

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005        1.011           1.118                 149,539
                                                               2004        0.882           1.011                 169,047
                                                               2003        0.696           0.882                 119,463
                                                               2002        0.857           0.696                  92,071
                                                               2001        1.000           0.857                  11,070

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005        1.611           1.701                 193,425
                                                               2004        1.294           1.611                 143,446
                                                               2003        0.877           1.294                 125,086

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)...............................................  2002        1.088           0.877                 177,419
                                                               2001        1.000           1.088                   4,610

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)............................  2005        1.309           1.343                 833,595
                                                               2004        1.226           1.309                 820,427
                                                               2003        0.894           1.226                 578,309
                                                               2002        1.210           0.894                 411,710
                                                               2001        1.204           1.210                 220,176
                                                               2000        1.033           1.204                  22,319
                                                               1999        1.000           1.033                      --

   Investors Fund -- Class I (1/01)..........................  2005        1.191           1.252                 410,875
                                                               2004        1.095           1.191                 475,738
                                                               2003        0.839           1.095                 356,707
                                                               2002        1.106           0.839                 178,397
                                                               2001        1.170           1.106                  94,552
                                                               2000        1.029           1.170                      --
                                                               1999        1.000           1.029                      --

   Small Cap Growth Fund -- Class I (3/00)...................  2005        1.290           1.334                  93,848
                                                               2004        1.136           1.290                 224,325
                                                               2003        0.774           1.136                 210,996
                                                               2002        1.202           0.774                 131,378
                                                               2001        1.314           1.202                  89,647
                                                               2000        1.141           1.314                   6,517
                                                               1999        1.000           1.141                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)...........  2005        0.809           0.797                 231,230
                                                               2004        0.794           0.809                 274,091
                                                               2003        0.652           0.794                   1,257
                                                               2002        0.894           0.652                   2,000
                                                               2001        1.000           0.894                   2,000

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)....................................................  2005        0.868           0.909                  40,629
                                                               2004        0.855           0.868                  41,158
                                                               2003        0.646           0.855                  33,923

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)...................................   2002        0.894           0.646                  15,493
                                                               2001        1.000           0.894                  36,621

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.447           1.502               4,018,612
                                                               2004        1.376           1.447               2,881,219
                                                               2003        1.061           1.376                 230,701
                                                               2002        1.000           1.061                  17,879

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.293           1.329               2,636,569
                                                               2004        1.249           1.293               1,943,130
                                                               2003        1.038           1.249                 783,127
                                                               2002        1.000           1.038                  97,394

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.515           1.592               1,075,476
                                                               2004        1.394           1.515                 734,070
                                                               2003        1.074           1.394                  22,689
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.432           1.462                 343,377
                                                               2004        1.360           1.432                 254,701
                                                               2003        1.069           1.360                  27,171
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.869           0.931                  68,633
                                                               2004        0.827           0.869                  80,474
                                                               2003        0.649           0.827                  69,737
                                                               2002        0.864           0.649                  48,694
                                                               2001        1.000           0.864                  19,584

   Equity Income Portfolio (10/00)..........................   2005        1.194           1.230                 984,532
                                                               2004        1.102           1.194                 851,522
                                                               2003        0.852           1.102                 701,195
                                                               2002        1.004           0.852                 466,236

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Equity Income Portfolio  (continued).....................   2001        1.090           1.004                 287,549
                                                               2000        1.013           1.090                  54,202
                                                               1999        1.000           1.013                      --

   Large Cap Portfolio (6/00)...............................   2005        0.720           0.772                 230,033
                                                               2004        0.686           0.720                 229,272
                                                               2003        0.558           0.686                 178,744
                                                               2002        0.732           0.558                 116,833
                                                               2001        0.899           0.732                 125,941
                                                               2000        1.065           0.899                  77,498
                                                               1999        1.000           1.065                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.111                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.022                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.056                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.089                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.032                   6,823

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.761           0.841                 298,475
                                                               2004        0.666           0.761                 339,737
                                                               2003        0.558           0.666                 285,682
                                                               2002        0.755           0.558                 234,601
                                                               2001        0.988           0.755                 230,322
                                                               2000        1.061           0.988                  93,590
                                                               1999        1.000           1.061                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.652           0.632                      --
                                                               2004        0.586           0.652                 311,501
                                                               2003        0.460           0.586                 308,689
                                                               2002        0.710           0.460                 296,731
                                                               2001        1.128           0.710                 368,642

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio  (continued)...............   2000        1.433           1.128                 187,714
                                                               1999        1.000           1.433                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.837           0.851                 253,376
                                                               2004        0.744           0.837                      --
                                                               2003        0.551           0.744                      --
                                                               2002        1.000           0.551                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.337           1.357               3,763,631
                                                               2004        1.216           1.337               3,458,131
                                                               2003        1.058           1.216               2,567,975
                                                               2002        1.133           1.058               1,701,434
                                                               2001        1.149           1.133               1,309,212
                                                               2000        0.999           1.149                 147,036
                                                               1999        1.000           0.999                      --

   MFS Value Portfolio (5/04)...............................   2005        1.122           1.178                 433,995
                                                               2004        1.000           1.122                  20,871

   Mondrian International Stock Portfolio (3/02)............   2005        1.224           1.322                 110,310
                                                               2004        1.073           1.224                  85,883
                                                               2003        0.846           1.073                     377
                                                               2002        1.000           0.846                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.333           1.394                 154,125
                                                               2004        1.217           1.333                  84,799
                                                               2003        1.000           1.217                   3,245

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.037           1.041                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.096           1.120                 484,044
                                                               2004        1.000           1.096                 242,440

   Strategic Equity Portfolio (6/00)........................   2005        0.726           0.730                 122,543
                                                               2004        0.668           0.726                 128,507
                                                               2003        0.511           0.668                 180,708
                                                               2002        0.780           0.511                 223,164
                                                               2001        0.913           0.780                 233,026
                                                               2000        1.132           0.913                 501,860
                                                               1999        1.000           1.132                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.116                     401

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.112                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.216           1.216               1,012,341
                                                               2004        1.199           1.216                 982,241
                                                               2003        1.121           1.199                 801,296
                                                               2002        1.113           1.121                 566,904
                                                               2001        1.057           1.113                 434,221
                                                               2000        0.994           1.057                 137,038
                                                               1999        1.000           0.994                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.661           0.703                  97,201
                                                               2004        0.645           0.661                  98,488
                                                               2003        0.521           0.645                  99,873
                                                               2002        0.748           0.521                  87,650
                                                               2001        0.963           0.748                  73,520
                                                               2000        1.145           0.963                  76,229
                                                               1999        1.000           1.145                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                 717,561
                                                               2004        0.999           0.997                 211,555
                                                               2003        1.000           0.999                  46,771

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.247           1.373               4,206,682
                                                               2004        1.150           1.247               4,218,706
                                                               2003        0.867           1.150               2,909,479
                                                               2002        1.306           0.867               2,105,680
                                                               2001        1.381           1.306               1,814,521
                                                               2000        1.210           1.381                 863,349
                                                               1999        1.000           1.210                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.143           1.156               1,298,401
                                                               2004        1.049           1.143               1,342,536
                                                               2003        0.834           1.049               1,155,100
                                                               2002        0.874           0.834                 277,042
                                                               2001        0.921           0.874                 295,957

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney High Income Portfolio  (continued)..........   2000        1.016           0.921                 208,981
                                                               1999        1.000           1.016                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        0.659           0.726                 106,662
                                                               2004        0.567           0.659                 125,507
                                                               2003        0.451           0.567                 205,854
                                                               2002        0.615           0.451                 219,618
                                                               2001        0.907           0.615                 258,565
                                                               2000        1.206           0.907                  95,590
                                                               1999        1.000           1.206                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        0.983           1.032                 355,293
                                                               2004        0.901           0.983                 369,241
                                                               2003        0.716           0.901                 407,916
                                                               2002        0.973           0.716                 426,697
                                                               2001        1.075           0.973                 435,964
                                                               2000        0.964           1.075                 185,910
                                                               1999        1.000           0.964                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.922           0.956               1,766,449
                                                               2004        0.931           0.922               1,720,065
                                                               2003        0.640           0.931               1,141,574
                                                               2002        0.863           0.640                 771,377
                                                               2001        1.000           0.863                 730,193
                                                               2000        1.090           1.000                 309,116
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.344           1.435                 560,103
                                                               2004        1.234           1.344                 587,236
                                                               2003        0.964           1.234                 507,824
                                                               2002        1.209           0.964                 385,791
                                                               2001        1.362           1.209                 307,340
                                                               2000        1.171           1.362                 110,509
                                                               1999        1.000           1.171                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.060           1.075                 692,217
                                                               2004        1.066           1.060                 933,637
                                                               2003        1.074           1.066               1,098,028

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Money Market Portfolio  (continued).........   2002        1.075           1.074               1,940,157
                                                               2001        1.052           1.075                 707,397
                                                               2000        1.006           1.052                 511,377
                                                               1999        1.000           1.006                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.710           0.756                 255,754
                                                               2004        0.673           0.710                 350,995
                                                               2003        0.536           0.673                 382,732
                                                               2002        0.805           0.536                 348,750
                                                               2001        1.191           0.805                 409,824
                                                               2000        1.344           1.191                 272,783
                                                               1999        1.000           1.344                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.106           1.144                 337,568
                                                               2004        0.970           1.106                 254,741
                                                               2003        0.693           0.970                  41,992
                                                               2002        0.945           0.693                  20,468
                                                               2001        1.000           0.945                  25,867

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.163           1.341                 803,715
                                                               2004        1.023           1.163                 572,293
                                                               2003        0.808           1.023                 497,526
                                                               2002        0.905           0.808                 426,526
                                                               2001        1.047           0.905                 339,996
                                                               2000        1.138           1.047                 169,553
                                                               1999        1.000           1.138                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.436           1.671               1,280,825
                                                               2004        1.168           1.436                 960,282
                                                               2003        0.857           1.168                 305,214
                                                               2002        1.000           0.857                 195,105

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.128           1.314                   7,493
                                                               2004        0.958           1.128                      --
                                                               2003        0.779           0.958                      --
                                                               2002        1.000           0.779                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.801           0.834                      --
                                                               2004        0.769           0.801                      --
                                                               2003        0.624           0.769                      --
                                                               2002        0.908           0.624                      --
                                                               2001        1.000           0.908                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.124           1.158                  26,385
                                                               2004        1.025           1.124                  25,030
                                                               2003        0.787           1.025                   3,941
                                                               2002        1.000           0.787                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.783           0.886                  12,418
                                                               2004        0.734           0.783                  12,938
                                                               2003        0.604           0.734                      --
                                                               2002        0.886           0.604                      --
                                                               2001        1.000           0.886                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.120           1.258                 599,544
                                                               2004        1.002           1.120                 354,206
                                                               2003        0.752           1.002                  48,343
                                                               2002        0.894           0.752                      --
                                                               2001        1.000           0.894                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.970           1.110               1,667,796
                                                               2004        0.875           0.970               1,107,265
                                                               2003        0.649           0.875                 109,171
                                                               2002        0.872           0.649                      --
                                                               2001        1.000           0.872                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.093           1.140               1,455,115
                                                               2004        1.005           1.093               1,074,777
                                                               2003        0.771           1.005                  64,249
                                                               2002        0.958           0.771                      --
                                                               2001        1.000           0.958                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.634           1.725                      --
                                                               2004        1.262           1.634                      --
                                                               2003        0.956           1.262                      --
                                                               2002        1.000           0.956                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.209           1.312                      --
                                                               2004        1.074           1.209                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.309                  87,013
                                                               2004        1.068           1.207                  55,627
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.035                  41,954

   Franklin Small-Mid Cap Growth Securities Fund -- Class
   2 Shares (2/00)..........................................   2005        0.971           1.002                 196,099
                                                               2004        0.884           0.971                 108,496
                                                               2003        0.654           0.884                      --
                                                               2002        0.931           0.654                      --
                                                               2001        1.000           0.931                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.155           1.258                 257,737
                                                               2004        1.041           1.155                 152,523
                                                               2003        0.844           1.041                  40,328
                                                               2002        1.000           0.844                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                     ----    -------------   -------------       ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)................................................   2005        1.778           2.232                 125,111
                                                                   2004        1.447           1.778                  34,186
                                                                   2003        1.000           1.447                     664

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00).......................................................   2005        1.092           1.185                 358,603
                                                                   2004        0.935           1.092                 206,196
                                                                   2003        0.718           0.935                   1,815
                                                                   2002        0.895           0.718                      --
                                                                   2001        1.000           0.895                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)....   2005        1.177           1.263                 205,466
                                                                   2004        1.030           1.177                  83,145
                                                                   2003        0.791           1.030                      --
                                                                   2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)................................   2005        1.003           1.030                 658,853
                                                                   2004        0.936           1.003                 360,370
                                                                   2003        0.763           0.936                  21,107
                                                                   2002        0.939           0.763                      --
                                                                   2001        1.000           0.939                      --

   Diversified Strategic Income Portfolio (7/00)................   2005        1.191           1.203                 165,382
                                                                   2004        1.133           1.191                 153,517
                                                                   2003        1.029           1.133                   1,196
                                                                   2002        0.996           1.029                      --
                                                                   2001        1.000           0.996                      --

   Equity Index Portfolio -- Class II Shares (6/00).............   2005        0.954           0.980                  60,653
                                                                   2004        0.878           0.954                  56,171
                                                                   2003        0.698           0.878                      --
                                                                   2002        0.913           0.698                      --
                                                                   2001        1.000           0.913                      --

   Fundamental Value Portfolio (6/00)...........................   2005        1.034           1.068               1,252,208
                                                                   2004        0.970           1.034                 815,357
                                                                   2003        0.710           0.970                  30,172

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Fundamental Value Portfolio  (continued).................   2002        0.916           0.710                      --
                                                               2001        1.000           0.916                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.877           0.968                   8,092
                                                               2004        0.739           0.877                   6,396
                                                               2003        0.556           0.739                   2,441
                                                               2002        0.786           0.556                      --
                                                               2001        1.000           0.786                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.511           1.548                 111,698
                                                               2004        1.335           1.511                  42,908
                                                               2003        1.000           1.335                   2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.380           1.404                 144,845
                                                               2004        1.244           1.380                 142,571
                                                               2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.538           1.640                 192,963
                                                               2004        1.259           1.538                  37,271
                                                               2003        1.000           1.259                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.124           1.130                 637,239
                                                               2004        1.047           1.124                 309,675
                                                               2003        1.000           1.047                  19,465

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.197           1.208                 855,028
                                                               2004        1.159           1.197                 664,766
                                                               2003        1.120           1.159                  57,268
                                                               2002        1.042           1.120                      --
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.779           0.823                      --
                                                               2004        0.735           0.779                      --
                                                               2003        0.565           0.735                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.814           0.565                      --
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.055           1.167                      --
                                                               2004        0.922           1.055                      --
                                                               2003        0.728           0.922                      --
                                                               2002        0.898           0.728                      --
                                                               2001        1.000           0.898                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.520           1.603                  55,960
                                                               2004        1.223           1.520                  14,805
                                                               2003        0.829           1.223                   4,897
                                                               2002        1.030           0.829                      --
                                                               2001        1.000           1.030                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.015           1.041                 112,651
                                                               2004        0.952           1.015                  98,802
                                                               2003        0.695           0.952                      --
                                                               2002        0.941           0.695                      --
                                                               2001        1.000           0.941                      --

   Investors Fund -- Class I (1/01).........................   2005        1.000           1.049                  79,363
                                                               2004        0.920           1.000                  71,911
                                                               2003        0.705           0.920                  14,535
                                                               2002        0.931           0.705                      --
                                                               2001        1.000           0.931                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.999           1.032                  14,146
                                                               2004        0.881           0.999                  10,016
                                                               2003        0.601           0.881                   2,108
                                                               2002        0.934           0.601                      --
                                                               2001        1.000           0.934                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.812           0.799                  77,344
                                                               2004        0.798           0.812                  36,497

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2003        0.656           0.798                   3,387
                                                               2002        0.900           0.656                      --
                                                               2001        1.000           0.900                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.881           0.923                   2,029
                                                               2004        0.869           0.881                   2,029
                                                               2003        0.657           0.869                      --
                                                               2002        0.911           0.657                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.443           1.497                 804,209
                                                               2004        1.374           1.443                 623,494
                                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio -- Balanced All
   Cap Growth and Value (10/02).............................   2005        1.290           1.325               1,353,403
                                                               2004        1.247           1.290                 915,145
                                                               2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.512           1.587                 612,686
                                                               2004        1.392           1.512                 428,665
                                                               2003        1.074           1.392                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.429           1.457                  20,388
                                                               2004        1.359           1.429                  13,357
                                                               2003        1.069           1.359                     749
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.885           0.948                   4,221
                                                               2004        0.844           0.885                   2,495
                                                               2003        0.662           0.844                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   AIM Capital Appreciation Portfolio  (continued)..........   2002        0.883           0.662                      --
                                                               2001        1.000           0.883                      --

   Equity Income Portfolio (10/00)..........................   2005        1.112           1.145                 144,301
                                                               2004        1.027           1.112                 106,627
                                                               2003        0.795           1.027                   1,236
                                                               2002        0.938           0.795                      --
                                                               2001        1.000           0.938                      --

   Large Cap Portfolio (6/00)...............................   2005        0.864           0.925                      --
                                                               2004        0.823           0.864                      --
                                                               2003        0.670           0.823                      --
                                                               2002        0.881           0.670                      --
                                                               2001        1.000           0.881                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.110                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.021                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.055                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.088                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.032                  17,473

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.869           0.959                 130,617
                                                               2004        0.761           0.869                  14,141
                                                               2003        0.637           0.761                     132
                                                               2002        0.864           0.637                      --
                                                               2001        1.000           0.864                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.766           0.743                      --
                                                               2004        0.689           0.766                  30,876
                                                               2003        0.542           0.689                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio  (continued)...............   2002        0.836           0.542                      --
                                                               2001        1.000           0.836                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.835           0.848                  26,677
                                                               2004        0.743           0.835                      --
                                                               2003        0.550           0.743                      --
                                                               2002        1.000           0.550                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.147           1.163               1,651,026
                                                               2004        1.044           1.147               1,076,243
                                                               2003        0.910           1.044                 134,780
                                                               2002        0.975           0.910                      --
                                                               2001        1.000           0.975                      --

   MFS Value Portfolio (5/04)...............................   2005        1.121           1.176                 140,928
                                                               2004        1.000           1.121                  16,893

   Mondrian International Stock Portfolio (3/02)............   2005        1.221           1.317                  33,147
                                                               2004        1.071           1.221                  36,442
                                                               2003        0.845           1.071                      --
                                                               2002        1.000           0.845                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.331           1.390                  11,626
                                                               2004        1.216           1.331                  10,551
                                                               2003        1.000           1.216                      64

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.037           1.040                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.095           1.118                 156,421
                                                               2004        1.000           1.095                  33,364

   Strategic Equity Portfolio (6/00)........................   2005        0.789           0.793                      --
                                                               2004        0.727           0.789                      --
                                                               2003        0.556           0.727                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.116                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.112                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.098           1.097                 110,157
                                                               2004        1.084           1.098                 101,718
                                                               2003        1.015           1.084                   1,150
                                                               2002        1.008           1.015                      --
                                                               2001        1.000           1.008                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.814           0.864                      --
                                                               2004        0.795           0.814                      --
                                                               2003        0.643           0.795                      --
                                                               2002        0.923           0.643                      --
                                                               2001        1.000           0.923                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.996           1.004                  21,267
                                                               2004        0.999           0.996                  44,674
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        0.870           0.957               1,615,870
                                                               2004        0.803           0.870               1,064,925
                                                               2003        0.606           0.803                  68,808
                                                               2002        0.913           0.606                      --
                                                               2001        1.000           0.913                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.215           1.228                 267,576
                                                               2004        1.116           1.215                 198,065
                                                               2003        0.889           1.116                  24,446
                                                               2002        0.932           0.889                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        0.883           0.972                      --
                                                               2004        0.761           0.883                      --
                                                               2003        0.606           0.761                      --
                                                               2002        0.828           0.606                      --
                                                               2001        1.000           0.828                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Large Cap Value Portfolio (6/00)............   2005        0.914           0.958                      --
                                                               2004        0.838           0.914                      --
                                                               2003        0.667           0.838                      --
                                                               2002        0.908           0.667                      --
                                                               2001        1.000           0.908                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.984           1.020                 106,624
                                                               2004        0.995           0.984                 100,138
                                                               2003        0.684           0.995                  16,090
                                                               2002        0.923           0.684                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.029           1.098                 221,381
                                                               2004        0.946           1.029                 206,573
                                                               2003        0.740           0.946                  46,991
                                                               2002        0.929           0.740                      --
                                                               2001        1.000           0.929                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.990           1.002                  20,026
                                                               2004        0.996           0.990                 143,313
                                                               2003        1.004           0.996                   4,691
                                                               2002        1.007           1.004                      --
                                                               2001        1.000           1.007                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.745           0.792                  62,111
                                                               2004        0.706           0.745                  43,996
                                                               2003        0.563           0.706                      --
                                                               2002        0.846           0.563                      --
                                                               2001        1.000           0.846                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.093           1.129                  39,861
                                                               2004        0.959           1.093                  34,142
                                                               2003        0.686           0.959                      --
                                                               2002        0.937           0.686                      --
                                                               2001        1.000           0.937                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.209           1.392                 237,522
                                                               2004        1.064           1.209                  62,969
                                                               2003        0.842           1.064                      --
                                                               2002        0.943           0.842                      --
                                                               2001        1.000           0.943                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.432           1.665                 484,446
                                                               2004        1.166           1.432                 270,065
                                                               2003        0.856           1.166                   6,840
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.127           1.311                      --
                                                               2004        0.957           1.127                      --
                                                               2003        0.778           0.957                      --
                                                               2002        1.000           0.778                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.779           0.810                      --
                                                               2004        0.748           0.779                      --
                                                               2003        0.607           0.748                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.122           1.156                      --
                                                               2004        1.025           1.122                      --
                                                               2003        0.787           1.025                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.663           0.749                  17,737
                                                               2004        0.621           0.663                  21,358
                                                               2003        0.511           0.621                  28,250
                                                               2002        0.751           0.511                  36,065
                                                               2001        0.924           0.751                  37,053
                                                               2000        1.127           0.924                  37,068
                                                               1999        1.000           1.127                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.022           1.147                  37,535
                                                               2004        0.914           1.022                  37,544
                                                               2003        0.686           0.914                  31,673
                                                               2002        0.817           0.686                  40,766
                                                               2001        0.967           0.817                  41,734
                                                               2000        1.210           0.967                  31,450
                                                               1999        1.000           1.210                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.073           1.228                  17,583
                                                               2004        0.969           1.073                  31,773
                                                               2003        0.719           0.969                  27,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2002        0.967           0.719                  27,113
                                                               2001        1.200           0.967                  20,474
                                                               2000        1.167           1.200                   9,891
                                                               1999        1.000           1.167                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.270           1.324                  53,549
                                                               2004        1.169           1.270                  52,842
                                                               2003        0.896           1.169                  55,704
                                                               2002        1.115           0.896                   8,489
                                                               2001        1.104           1.115                      --
                                                               2000        1.039           1.104                      --
                                                               1999        1.000           1.039                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.632           1.722                      --
                                                               2004        1.261           1.632                      --
                                                               2003        0.956           1.261                      --
                                                               2002        1.000           0.956                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.311                      --
                                                               2004        1.074           1.208                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.206           1.308                   8,787
                                                               2004        1.067           1.206                   7,889
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.034                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        0.868           0.895                   6,626
                                                               2004        0.790           0.868                   6,633
                                                               2003        0.585           0.790                      --
                                                               2002        0.833           0.585                      --
                                                               2001        0.998           0.833                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares  (continued)..............................   2000        1.215           0.998                      --
                                                               1999        1.000           1.215                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.153           1.256                  61,444
                                                               2004        1.040           1.153                  63,631
                                                               2003        0.844           1.040                  65,759
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.776           2.229                   2,076
                                                               2004        1.446           1.776                   2,082
                                                               2003        1.000           1.446                   2,084

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.079           1.171                   7,536
                                                               2004        0.925           1.079                   7,538
                                                               2003        0.710           0.925                   8,660
                                                               2002        0.886           0.710                  12,719
                                                               2001        1.071           0.886                  13,265
                                                               2000        1.114           1.071                  11,090
                                                               1999        1.000           1.114                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.176           1.260                      --
                                                               2004        1.029           1.176                      --
                                                               2003        0.791           1.029                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.032           1.060                  16,184
                                                               2004        0.964           1.032                  17,692
                                                               2003        0.786           0.964                      --
                                                               2002        0.968           0.786                      --
                                                               2001        1.024           0.968                      --
                                                               2000        1.044           1.024                      --
                                                               1999        1.000           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Diversified Strategic Income Portfolio (7/00)............   2005        1.226           1.238                      --
                                                               2004        1.166           1.226                      --
                                                               2003        1.060           1.166                      --
                                                               2002        1.027           1.060                      --
                                                               2001        1.011           1.027                      --
                                                               2000        0.999           1.011                      --
                                                               1999        1.000           0.999                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.857           0.880                      --
                                                               2004        0.790           0.857                   3,911
                                                               2003        0.628           0.790                   3,916
                                                               2002        0.822           0.628                   5,111
                                                               2001        0.952           0.822                   6,152
                                                               2000        1.067           0.952                   6,152
                                                               1999        1.000           1.067                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.293           1.334                  64,300
                                                               2004        1.214           1.293                  66,822
                                                               2003        0.889           1.214                  61,484
                                                               2002        1.147           0.889                  20,824
                                                               2001        1.230           1.147                  20,828
                                                               2000        1.037           1.230                  16,815
                                                               1999        1.000           1.037                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.446           0.492                      --
                                                               2004        0.376           0.446                   4,174
                                                               2003        0.283           0.376                   4,179
                                                               2002        0.400           0.283                   5,460
                                                               2001        0.673           0.400                   6,578
                                                               2000        1.000           0.673                   6,578

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.510           1.546                      --
                                                               2004        1.334           1.510                      --
                                                               2003        1.000           1.334                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.379           1.402                   1,706
                                                               2004        1.243           1.379                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.537           1.638                      --
                                                               2004        1.258           1.537                      --
                                                               2003        1.000           1.258                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.123           1.128                   1,679
                                                               2004        1.047           1.123                      --
                                                               2003        1.000           1.047                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.207           1.217                   8,970
                                                               2004        1.168           1.207                   8,983
                                                               2003        1.130           1.168                   8,992
                                                               2002        1.052           1.130                   3,340
                                                               2001        1.000           1.052                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.768           0.811                      --
                                                               2004        0.725           0.768                      --
                                                               2003        0.558           0.725                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.005           1.111                      --
                                                               2004        0.879           1.005                      --
                                                               2003        0.694           0.879                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.602           1.689                      --
                                                               2004        1.289           1.602                      --
                                                               2003        0.875           1.289                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2002        1.087           0.875                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.299           1.331                      --
                                                               2004        1.218           1.299                      --
                                                               2003        0.890           1.218                      --
                                                               2002        1.206           0.890                      --
                                                               2001        1.202           1.206                      --
                                                               2000        1.033           1.202                      --
                                                               1999        1.000           1.033                      --

   Investors Fund -- Class I (1/01).........................   2005        1.182           1.240                      --
                                                               2004        1.088           1.182                      --
                                                               2003        0.835           1.088                      --
                                                               2002        1.102           0.835                      --
                                                               2001        1.168           1.102                      --
                                                               2000        1.029           1.168                      --
                                                               1999        1.000           1.029                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.280           1.322                      --
                                                               2004        1.129           1.280                      --
                                                               2003        0.770           1.129                      --
                                                               2002        1.198           0.770                      --
                                                               2001        1.312           1.198                      --
                                                               2000        1.141           1.312                      --
                                                               1999        1.000           1.141                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.805           0.791                      --
                                                               2004        0.791           0.805                      --
                                                               2003        0.650           0.791                      --
                                                               2002        0.893           0.650                      --
                                                               2001        1.000           0.893                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.863           0.903                      --
                                                               2004        0.852           0.863                      --
                                                               2003        0.644           0.852                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)...................................   2002        0.894           0.644                      --
                                                               2001        1.000           0.894                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.442           1.494                  17,662
                                                               2004        1.373           1.442                  17,683
                                                               2003        1.061           1.373                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.289           1.323                      --
                                                               2004        1.246           1.289                      --
                                                               2003        1.038           1.246                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.510           1.584                      --
                                                               2004        1.391           1.510                      --
                                                               2003        1.074           1.391                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.427           1.455                      --
                                                               2004        1.358           1.427                      --
                                                               2003        1.069           1.358                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.864           0.925                      --
                                                               2004        0.824           0.864                      --
                                                               2003        0.647           0.824                      --
                                                               2002        0.863           0.647                      --
                                                               2001        1.000           0.863                      --

   Equity Income Portfolio (10/00)..........................   2005        1.185           1.219                      --
                                                               2004        1.095           1.185                      --
                                                               2003        0.848           1.095                   1,373
                                                               2002        1.001           0.848                   7,261

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Equity Income Portfolio  (continued).....................   2001        1.089           1.001                   7,274
                                                               2000        1.013           1.089                      --
                                                               1999        1.000           1.013                      --

   Large Cap Portfolio (6/00)...............................   2005        0.715           0.765                      --
                                                               2004        0.681           0.715                   5,924
                                                               2003        0.555           0.681                  13,468
                                                               2002        0.730           0.555                  15,294
                                                               2001        0.897           0.730                  16,878
                                                               2000        1.065           0.897                  16,886
                                                               1999        1.000           1.065                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.110                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.021                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.055                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.088                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.032                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.755           0.833                      --
                                                               2004        0.662           0.755                      --
                                                               2003        0.555           0.662                      --
                                                               2002        0.753           0.555                      --
                                                               2001        0.986           0.753                      --
                                                               2000        1.061           0.986                      --
                                                               1999        1.000           1.061                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.647           0.627                      --
                                                               2004        0.583           0.647                   8,071
                                                               2003        0.458           0.583                  12,511
                                                               2002        0.708           0.458                  16,874
                                                               2001        1.126           0.708                  17,697

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio  (continued)...............   2000        1.432           1.126                  17,705
                                                               1999        1.000           1.432                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.834           0.846                   3,956
                                                               2004        0.742           0.834                      --
                                                               2003        0.550           0.742                      --
                                                               2002        1.000           0.550                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.326           1.345                   9,243
                                                               2004        1.209           1.326                   7,853
                                                               2003        1.053           1.209                      --
                                                               2002        1.129           1.053                      --
                                                               2001        1.147           1.129                      --
                                                               2000        0.999           1.147                      --
                                                               1999        1.000           0.999                      --

   MFS Value Portfolio (5/04)...............................   2005        1.121           1.175                      --
                                                               2004        1.000           1.121                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.219           1.315                      --
                                                               2004        1.070           1.219                      --
                                                               2003        0.845           1.070                      --
                                                               2002        1.000           0.845                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.330           1.388                   4,465
                                                               2004        1.216           1.330                   4,469
                                                               2003        1.000           1.216                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.040                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.094           1.117                      --
                                                               2004        1.000           1.094                      --

   Strategic Equity Portfolio (6/00)........................   2005        0.720           0.723                  22,832
                                                               2004        0.663           0.720                  22,836
                                                               2003        0.508           0.663                  24,675
                                                               2002        0.777           0.508                  39,639
                                                               2001        0.911           0.777                  48,566
                                                               2000        1.132           0.911                  37,107
                                                               1999        1.000           1.132                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.115                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.111                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.207           1.205                  11,617
                                                               2004        1.192           1.207                      --
                                                               2003        1.116           1.192                      --
                                                               2002        1.109           1.116                      --
                                                               2001        1.056           1.109                      --
                                                               2000        1.000           1.056                      --
                                                               2000        0.994           1.000                      --
                                                               1999        1.000           0.994                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.656           0.696                  16,759
                                                               2004        0.641           0.656                  16,759
                                                               2003        0.519           0.641                  16,759
                                                               2002        0.746           0.519                  16,759
                                                               2001        0.962           0.746                  16,759
                                                               2000        1.144           0.962                  16,759
                                                               1999        1.000           1.144                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.995           1.003                      --
                                                               2004        0.999           0.995                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.238           1.361                  51,217
                                                               2004        1.143           1.238                  51,222
                                                               2003        0.863           1.143                  34,451
                                                               2002        1.302           0.863                  19,990
                                                               2001        1.378           1.302                   6,781
                                                               2000        1.209           1.378                   4,445
                                                               1999        1.000           1.209                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.134           1.146                   5,209
                                                               2004        1.043           1.134                   5,214
                                                               2003        0.830           1.043                      --
                                                               2002        0.872           0.830                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney High Income Portfolio  (continued)..........   2001        0.920           0.872                      --
                                                               2000        1.016           0.920                      --
                                                               1999        1.000           1.016                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        0.654           0.719                      --
                                                               2004        0.563           0.654                      --
                                                               2003        0.449           0.563                      --
                                                               2002        0.613           0.449                      --
                                                               2001        0.905           0.613                      --
                                                               2000        1.206           0.905                      --
                                                               1999        1.000           1.206                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        0.975           1.023                      --
                                                               2004        0.895           0.975                      --
                                                               2003        0.713           0.895                      --
                                                               2002        0.970           0.713                   9,361
                                                               2001        1.073           0.970                   9,369
                                                               2000        0.964           1.073                      --
                                                               1999        1.000           0.964                      --

   Smith Barney Large Capitalization Growth
   Portfolio (2/00).........................................   2005        0.914           0.947                      --
                                                               2004        0.925           0.914                      --
                                                               2003        0.637           0.925                      --
                                                               2002        0.860           0.637                  16,919
                                                               2001        0.998           0.860                  16,933
                                                               2000        1.090           0.998                  16,933
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.333           1.422                   8,689
                                                               2004        1.226           1.333                   8,689
                                                               2003        0.960           1.226                   9,354
                                                               2002        1.205           0.960                  12,931
                                                               2001        1.360           1.205                  12,948
                                                               2000        1.171           1.360                  11,658
                                                               1999        1.000           1.171                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.052           1.065                   4,914
                                                               2004        1.059           1.052                   5,375

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Money Market Portfolio  (continued).........   2003        1.069           1.059                     490
                                                               2002        1.072           1.069                     949
                                                               2001        1.050           1.072                     952
                                                               2000        1.005           1.050                      --
                                                               1999        1.000           1.005                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.704           0.749                      --
                                                               2004        0.668           0.704                   2,675
                                                               2003        0.533           0.668                   6,938
                                                               2002        0.802           0.533                   7,766
                                                               2001        1.189           0.802                   8,488
                                                               2000        1.344           1.189                   8,492
                                                               1999        1.000           1.344                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.100           1.136                      --
                                                               2004        0.966           1.100                      --
                                                               2003        0.691           0.966                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.154           1.328                  10,048
                                                               2004        1.017           1.154                  10,052
                                                               2003        0.804           1.017                  10,056
                                                               2002        0.902           0.804                   4,865
                                                               2001        1.045           0.902                   5,854
                                                               2000        1.138           1.045                   5,854
                                                               1999        1.000           1.138                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.430           1.662                   8,258
                                                               2004        1.165           1.430                   5,974
                                                               2003        0.856           1.165                   5,974
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.125           1.309                      --
                                                               2004        0.957           1.125                      --
                                                               2003        0.778           0.957                      --
                                                               2002        1.000           0.778                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.798           0.830                      --
                                                               2004        0.767           0.798                      --
                                                               2003        0.623           0.767                      --
                                                               2002        0.907           0.623                      --
                                                               2001        1.000           0.907                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.121           1.153                      --
                                                               2004        1.024           1.121                      --
                                                               2003        0.787           1.024                      --
                                                               2002        1.000           0.787                   3,000

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.780           0.882                      --
                                                               2004        0.732           0.780                      --
                                                               2003        0.603           0.732                      --
                                                               2002        0.886           0.603                      --
                                                               2001        1.000           0.886                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.116           1.253                      --
                                                               2004        0.999           1.116                      --
                                                               2003        0.750           0.999                      --
                                                               2002        0.893           0.750                      --
                                                               2001        1.000           0.893                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.966           1.105                      --
                                                               2004        0.873           0.966                      --
                                                               2003        0.648           0.873                      --
                                                               2002        0.872           0.648                      --
                                                               2001        1.000           0.872                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.089           1.135                      --
                                                               2004        1.003           1.089                      --
                                                               2003        0.770           1.003                      --
                                                               2002        0.958           0.770                      --
                                                               2001        1.000           0.958                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.629           1.719                      --
                                                               2004        1.260           1.629                      --
                                                               2003        0.955           1.260                      --
                                                               2002        1.000           0.955                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.309                      --
                                                               2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.306                      --
                                                               2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.034                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        0.967           0.998                      --
                                                               2004        0.882           0.967                      --
                                                               2003        0.653           0.882                      --
                                                               2002        0.930           0.653                      --
                                                               2001        1.000           0.930                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.152           1.253                      --
                                                               2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                   2,000

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.775           2.226                      --
                                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.088           1.180                  22,614
                                                               2004        0.933           1.088                  22,614
                                                               2003        0.717           0.933                  22,614
                                                               2002        0.894           0.717                      --
                                                               2001        1.000           0.894                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.174           1.258                      --
                                                               2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        0.999           1.026                      --
                                                               2004        0.933           0.999                      --
                                                               2003        0.761           0.933                      --
                                                               2002        0.938           0.761                      --
                                                               2001        1.000           0.938                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.187           1.198                      --
                                                               2004        1.130           1.187                      --
                                                               2003        1.027           1.130                      --
                                                               2002        0.996           1.027                      --
                                                               2001        1.000           0.996                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.951           0.975                      --
                                                               2004        0.876           0.951                      --
                                                               2003        0.697           0.876                      --
                                                               2002        0.912           0.697                      --
                                                               2001        1.000           0.912                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.031           1.063                      --
                                                               2004        0.968           1.031                      --
                                                               2003        0.709           0.968                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Fundamental Value Portfolio  (continued).................   2002        0.916           0.709                      --
                                                               2001        1.000           0.916                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.874           0.963                      --
                                                               2004        0.737           0.874                      --
                                                               2003        0.556           0.737                      --
                                                               2002        0.785           0.556                      --
                                                               2001        1.000           0.785                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.508           1.544                      --
                                                               2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.378           1.400                      --
                                                               2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.536           1.636                      --
                                                               2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                      --
                                                               2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.193           1.203                      --
                                                               2004        1.156           1.193                      --
                                                               2003        1.118           1.156                      --
                                                               2002        1.042           1.118                      --
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        0.776           0.819                      --
                                                               2004        0.733           0.776                      --
                                                               2003        0.564           0.733                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.814           0.564                      --
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.052           1.161                      --
                                                               2004        0.920           1.052                      --
                                                               2003        0.727           0.920                      --
                                                               2002        0.897           0.727                      --
                                                               2001        1.000           0.897                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.515           1.596                      --
                                                               2004        1.220           1.515                      --
                                                               2003        0.828           1.220                      --
                                                               2002        1.029           0.828                      --
                                                               2001        1.000           1.029                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.012           1.036                      --
                                                               2004        0.949           1.012                      --
                                                               2003        0.694           0.949                      --
                                                               2002        0.941           0.694                      --
                                                               2001        1.000           0.941                      --

   Investors Fund -- Class I (1/01).........................   2005        0.996           1.045                      --
                                                               2004        0.917           0.996                      --
                                                               2003        0.704           0.917                      --
                                                               2002        0.930           0.704                      --
                                                               2001        1.000           0.930                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.996           1.028                  49,641
                                                               2004        0.879           0.996                  49,641
                                                               2003        0.600           0.879                  49,641
                                                               2002        0.933           0.600                      --
                                                               2001        1.000           0.933                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.809           0.795                      --
                                                               2004        0.796           0.809                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2003        0.655           0.796                      --
                                                               2002        0.899           0.655                      --
                                                               2001        1.000           0.899                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.878           0.919                      --
                                                               2004        0.867           0.878                      --
                                                               2003        0.656           0.867                      --
                                                               2002        0.911           0.656                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.440           1.492                      --
                                                               2004        1.372           1.440                      --
                                                               2003        1.061           1.372                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.287           1.321                      --
                                                               2004        1.245           1.287                      --
                                                               2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.508           1.582                      --
                                                               2004        1.390           1.508                      --
                                                               2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.425           1.453                      --
                                                               2004        1.357           1.425                      --
                                                               2003        1.069           1.357                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.882           0.944                      --
                                                               2004        0.842           0.882                      --
                                                               2003        0.661           0.842                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   AIM Capital Appreciation Portfolio  (continued)..........   2002        0.883           0.661                      --
                                                               2001        1.000           0.883                      --

   Equity Income Portfolio (10/00)..........................   2005        1.108           1.139                  23,388
                                                               2004        1.025           1.108                  23,388
                                                               2003        0.794           1.025                  23,388
                                                               2002        0.937           0.794                      --
                                                               2001        1.000           0.937                      --

   Large Cap Portfolio (6/00)...............................   2005        0.861           0.921                      --
                                                               2004        0.821           0.861                      --
                                                               2003        0.669           0.821                      --
                                                               2002        0.881           0.669                      --
                                                               2001        1.000           0.881                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.110                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.021                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.055                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.088                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.031                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.865           0.954                      --
                                                               2004        0.759           0.865                      --
                                                               2003        0.636           0.759                      --
                                                               2002        0.864           0.636                      --
                                                               2001        1.000           0.864                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.763           0.740                      --
                                                               2004        0.688           0.763                      --
                                                               2003        0.541           0.688                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio  (continued)...............   2002        0.836           0.541                      --
                                                               2001        1.000           0.836                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.833           0.845                      --
                                                               2004        0.741           0.833                      --
                                                               2003        0.550           0.741                      --
                                                               2002        1.000           0.550                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.143           1.158                      --
                                                               2004        1.042           1.143                      --
                                                               2003        0.908           1.042                      --
                                                               2002        0.974           0.908                      --
                                                               2001        1.000           0.974                      --

   MFS Value Portfolio (5/04)...............................   2005        1.121           1.174                      --
                                                               2004        1.000           1.121                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.217           1.312                      --
                                                               2004        1.069           1.217                      --
                                                               2003        0.844           1.069                      --
                                                               2002        1.000           0.844                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.329           1.386                      --
                                                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.094           1.116                      --
                                                               2004        1.000           1.094                      --

   Strategic Equity Portfolio (6/00)........................   2005        0.786           0.789                      --
                                                               2004        0.725           0.786                      --
                                                               2003        0.556           0.725                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.115                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.111                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.094           1.092                      --
                                                               2004        1.081           1.094                      --
                                                               2003        1.013           1.081                      --
                                                               2002        1.007           1.013                      --
                                                               2001        1.000           1.007                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.811           0.860                      --
                                                               2004        0.793           0.811                      --
                                                               2003        0.642           0.793                      --
                                                               2002        0.923           0.642                      --
                                                               2001        1.000           0.923                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.002                      --
                                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        0.867           0.952                      --
                                                               2004        0.801           0.867                      --
                                                               2003        0.605           0.801                      --
                                                               2002        0.913           0.605                      --
                                                               2001        1.000           0.913                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.210           1.222                      --
                                                               2004        1.114           1.210                      --
                                                               2003        0.887           1.114                      --
                                                               2002        0.932           0.887                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        0.880           0.968                      --
                                                               2004        0.759           0.880                      --
                                                               2003        0.605           0.759                      --
                                                               2002        0.827           0.605                      --
                                                               2001        1.000           0.827                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Large Cap Value Portfolio (6/00)............   2005        0.910           0.954                      --
                                                               2004        0.836           0.910                      --
                                                               2003        0.666           0.836                      --
                                                               2002        0.907           0.666                      --
                                                               2001        1.000           0.907                      --

   Smith Barney Large Capitalization Growth
   Portfolio (2/00).........................................   2005        0.980           1.015                  26,366
                                                               2004        0.992           0.980                  26,366
                                                               2003        0.683           0.992                  26,366
                                                               2002        0.923           0.683                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.025           1.093                  25,663
                                                               2004        0.943           1.025                  25,663
                                                               2003        0.739           0.943                  25,663
                                                               2002        0.928           0.739                      --
                                                               2001        1.000           0.928                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.986           0.998                      --
                                                               2004        0.993           0.986                      --
                                                               2003        1.003           0.993                      --
                                                               2002        1.006           1.003                 115,989
                                                               2001        1.000           1.006                  58,410

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.742           0.788                      --
                                                               2004        0.704           0.742                      --
                                                               2003        0.562           0.704                      --
                                                               2002        0.846           0.562                      --
                                                               2001        1.000           0.846                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.089           1.124                      --
                                                               2004        0.957           1.089                      --
                                                               2003        0.685           0.957                      --
                                                               2002        0.936           0.685                      --
                                                               2001        1.000           0.936                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.205           1.386                      --
                                                               2004        1.061           1.205                      --
                                                               2003        0.840           1.061                      --
                                                               2002        0.943           0.840                      --
                                                               2001        1.000           0.943                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.428           1.659                      --
                                                               2004        1.164           1.428                      --
                                                               2003        0.856           1.164                      --
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.348           1.567                      --
                                                               2004        1.147           1.348                      --
                                                               2003        1.000           1.147                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.159           1.204                      --
                                                               2004        1.114           1.159                      --
                                                               2003        1.000           1.114                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.227           1.263                  12,996
                                                               2004        1.122           1.227                   4,346
                                                               2003        1.000           1.122                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.167           1.318                      --
                                                               2004        1.095           1.167                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.328           1.490                   6,187
                                                               2004        1.189           1.328                      --
                                                               2003        1.000           1.189                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.274           1.456                  62,804
                                                               2004        1.151           1.274                  29,296
                                                               2003        1.000           1.151                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.247           1.298                  57,744
                                                               2004        1.149           1.247                  30,166
                                                               2003        1.000           1.149                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.480           1.560                      --
                                                               2004        1.145           1.480                      --
                                                               2003        1.000           1.145                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.308                      --
                                                               2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.305                  23,642
                                                               2004        1.067           1.205                  18,002
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.034                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.310           1.350                   6,038
                                                               2004        1.194           1.310                   5,064
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.240           1.348                   6,605
                                                               2004        1.119           1.240                      --
                                                               2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.552           1.945                   3,560
                                                               2004        1.265           1.552                      --
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.373           1.488                  27,738
                                                               2004        1.177           1.373                   4,847
                                                               2003        1.000           1.177                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.327           1.422                      --
                                                               2004        1.163           1.327                      --
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.200           1.231                  54,381
                                                               2004        1.121           1.200                  47,733
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.112           1.122                   4,191
                                                               2004        1.059           1.112                   3,063
                                                               2003        1.000           1.059                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.227           1.258                      --
                                                               2004        1.132           1.227                      --
                                                               2003        1.000           1.132                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.246           1.284                  33,558
                                                               2004        1.171           1.246                  24,946
                                                               2003        1.000           1.171                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.355           1.493                      --
                                                               2004        1.144           1.355                      --
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.328           1.358                      --
                                                               2004        1.175           1.328                      --
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03).......................   2005        1.266           1.285                   6,003
                                                               2004        1.142           1.266                      --
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.413           1.504                  19,207
                                                               2004        1.158           1.413                      --
                                                               2003        1.000           1.158                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                  22,356
                                                               2004        1.048           1.122                      --
                                                               2003        1.000           1.048                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.059           1.067                  35,033
                                                               2004        1.026           1.059                   3,258
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.194           1.259                      --
                                                               2004        1.128           1.194                      --
                                                               2003        1.000           1.128                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.351           1.491                      --
                                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.537           1.619                   2,121
                                                               2004        1.238           1.537                      --
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.248           1.278                      --
                                                               2004        1.172           1.248                      --
                                                               2003        1.000           1.172                      --

   Investors Fund -- Class I (1/01).........................   2005        1.247           1.307                   5,929
                                                               2004        1.149           1.247                      --
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.402           1.447                      --
                                                               2004        1.239           1.402                      --
                                                               2003        1.000           1.239                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.122           1.101                      --
                                                               2004        1.103           1.122                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.167           1.220                      --
                                                               2004        1.153           1.167                      --
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.186           1.228                  98,845
                                                               2004        1.131           1.186                  84,029
                                                               2003        1.000           1.131                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.127           1.155                  81,936
                                                               2004        1.091           1.127                  38,331
                                                               2003        1.000           1.091                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.238           1.298                      --
                                                               2004        1.142           1.238                      --
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.180           1.202                      --
                                                               2004        1.124           1.180                      --
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.193           1.276                      --
                                                               2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   Equity Income Portfolio (10/00)..........................   2005        1.226           1.260                   1,775
                                                               2004        1.134           1.226                      --
                                                               2003        1.000           1.134                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Large Cap Portfolio (6/00)...............................   2005        1.179           1.260                   3,224
                                                               2004        1.125           1.179                      --
                                                               2003        1.000           1.125                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.020                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                  11,973

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.031                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.244           1.371                      --
                                                               2004        1.091           1.244                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.228           1.191                      --
                                                               2004        1.107           1.228                      --
                                                               2003        1.000           1.107                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.272           1.290                      --
                                                               2004        1.134           1.272                      --
                                                               2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.185           1.200                  11,550
                                                               2004        1.080           1.185                      --
                                                               2003        1.000           1.080                      --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.173                   8,558
                                                               2004        1.000           1.120                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Mondrian International Stock Portfolio (3/02)............   2005        1.321           1.423                  10,672
                                                               2004        1.160           1.321                      --
                                                               2003        1.000           1.160                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.234           1.286                      --
                                                               2004        1.129           1.234                      --
                                                               2003        1.000           1.129                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.094           1.115                   6,653
                                                               2004        1.000           1.094                      --

   Strategic Equity Portfolio (6/00)........................   2005        1.213           1.217                      --
                                                               2004        1.118           1.213                      --
                                                               2003        1.000           1.118                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.115                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.111                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.043           1.040                  15,500
                                                               2004        1.031           1.043                  17,272
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.155           1.225                   1,419
                                                               2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.001                      --
                                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.230           1.351                  37,603
                                                               2004        1.138           1.230                  11,227
                                                               2003        1.000           1.138                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney High Income Portfolio (8/00)................   2005        1.198           1.210                      --
                                                               2004        1.103           1.198                      --
                                                               2003        1.000           1.103                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.363           1.498                      --
                                                               2004        1.176           1.363                      --
                                                               2003        1.000           1.176                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.250           1.310                      --
                                                               2004        1.149           1.250                      --
                                                               2003        1.000           1.149                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.156           1.196                      --
                                                               2004        1.171           1.156                      --
                                                               2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.260           1.343                   5,217
                                                               2004        1.160           1.260                   5,219
                                                               2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.988           0.999                  21,906
                                                               2004        0.996           0.988                  19,959
                                                               2003        1.000           0.996                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.176           1.249                      --
                                                               2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.406           1.451                   1,274
                                                               2004        1.237           1.406                      --
                                                               2003        1.000           1.237                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.297           1.490                  24,118
                                                               2004        1.143           1.297                   5,023
                                                               2003        1.000           1.143                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.471           1.708                  14,767
                                                               2004        1.200           1.471                      --
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.398           1.624                      --
                                                               2004        1.189           1.398                      --
                                                               2003        0.969           1.189                      --
                                                               2002        1.000           0.969                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.232           1.279                  12,254
                                                               2004        1.184           1.232                  12,254
                                                               2003        0.963           1.184                  12,254
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.365           1.403                  82,201
                                                               2004        1.248           1.365                  66,221
                                                               2003        0.960           1.248                  55,990
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.224           1.383                  22,639
                                                               2004        1.150           1.224                  29,427
                                                               2003        0.948           1.150                  28,838
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.461           1.639                 236,271
                                                               2004        1.309           1.461                 197,563
                                                               2003        0.985           1.309                 144,510
                                                               2002        1.000           0.985                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.429           1.633                 811,971
                                                               2004        1.292           1.429                 841,707
                                                               2003        0.961           1.292                 674,663
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.372           1.428               1,334,060
                                                               2004        1.265           1.372               1,302,700
                                                               2003        0.971           1.265               1,117,921
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.711           1.803                      --
                                                               2004        1.325           1.711                      --
                                                               2003        1.005           1.325                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.206           1.306                  13,365
                                                               2004        1.074           1.206                   1,394
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.204           1.304                  44,116
                                                               2004        1.067           1.204                  32,153
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.033                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.433           1.476                 175,725
                                                               2004        1.307           1.433                 250,989
                                                               2003        0.969           1.307                 158,368
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.355           1.473                 182,584
                                                               2004        1.223           1.355                 169,564
                                                               2003        0.994           1.223                 140,562
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.772           2.220                  17,251
                                                               2004        1.445           1.772                  10,971
                                                               2003        1.000           1.445                     688

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.498           1.623                 404,959
                                                               2004        1.285           1.498                 410,113

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.285                 327,983
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.447           1.549                  36,260
                                                               2004        1.269           1.447                  13,744
                                                               2003        0.977           1.269                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.280           1.312                 831,271
                                                               2004        1.196           1.280                 916,257
                                                               2003        0.977           1.196                 671,165
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.165           1.174                 463,407
                                                               2004        1.110           1.165                 463,361
                                                               2003        1.010           1.110                 323,056
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.316           1.349                 440,113
                                                               2004        1.214           1.316                 429,756
                                                               2003        0.967           1.214                 298,686
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.401           1.443                 718,960
                                                               2004        1.316           1.401                 762,092
                                                               2003        0.966           1.316                 544,691
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.543           1.699                   4,479
                                                               2004        1.302           1.543                  29,032
                                                               2003        0.983           1.302                  27,299
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.506           1.540                      --
                                                               2004        1.333           1.506                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.376           1.396                  24,265
                                                               2004        1.242           1.376                   2,317
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631                   7,987
                                                               2004        1.257           1.533                   7,990
                                                               2003        1.000           1.257                  37,875

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.120           1.124                 132,437
                                                               2004        1.046           1.120                  64,766
                                                               2003        1.000           1.046                  11,362

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.078           1.085               1,550,550
                                                               2004        1.045           1.078               1,513,961
                                                               2003        1.012           1.045               1,146,936
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.315           1.387                      --
                                                               2004        1.244           1.315                      --
                                                               2003        0.958           1.244                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.436           1.584                  68,481
                                                               2004        1.257           1.436                  91,495
                                                               2003        0.994           1.257                  63,026
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.783           1.877                 149,542
                                                               2004        1.437           1.783                 141,908

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.437                  92,122
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.397           1.430                 271,882
                                                               2004        1.312           1.397                 286,755
                                                               2003        0.960           1.312                 272,909
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.353           1.418                 196,783
                                                               2004        1.247           1.353                 212,149
                                                               2003        0.959           1.247                 120,729
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.607           1.657                  76,407
                                                               2004        1.420           1.607                 100,927
                                                               2003        0.970           1.420                  86,086
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.188           1.166                 104,305
                                                               2004        1.169           1.188                 109,777
                                                               2003        0.963           1.169                  95,035
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.282           1.340                   8,020
                                                               2004        1.267           1.282                      --
                                                               2003        0.960           1.267                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.313           1.359                 557,730
                                                               2004        1.253           1.313                 509,181
                                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.212           1.243                 769,999
                                                               2004        1.174           1.212                 841,302
                                                               2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.350           1.414                 245,996
                                                               2004        1.245           1.350                 197,082
                                                               2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.280           1.303                 105,858
                                                               2004        1.220           1.280                 102,611
                                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.287           1.376                  57,605
                                                               2004        1.229           1.287                  59,808
                                                               2003        0.967           1.229                  36,030
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.335           1.372                 666,567
                                                               2004        1.236           1.335                 788,266
                                                               2003        0.958           1.236                 636,759
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.241           1.326                  47,779
                                                               2004        1.185           1.241                  47,608
                                                               2003        0.967           1.185                  43,368
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.020                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.031                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.321           1.455                  33,676
                                                               2004        1.159           1.321                  34,564
                                                               2003        0.973           1.159                  30,330
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.367           1.326                      --
                                                               2004        1.233           1.367                  50,357
                                                               2003        0.971           1.233                  40,047
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.472           1.492                  27,340
                                                               2004        1.313           1.472                      --
                                                               2003        0.974           1.313                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.238           1.253                 832,099
                                                               2004        1.130           1.238                 728,909
                                                               2003        0.986           1.130                 547,413
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.172                      --
                                                               2004        1.000           1.120                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.441           1.551                  11,804
                                                               2004        1.266           1.441                   1,103
                                                               2003        1.001           1.266                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.327           1.383                      --
                                                               2004        1.214           1.327                      --
                                                               2003        1.000           1.214                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114                   5,622
                                                               2004        1.000           1.093                   5,622

   Strategic Equity Portfolio (6/00)........................   2005        1.369           1.374                   6,178
                                                               2004        1.263           1.369                   6,178
                                                               2003        0.970           1.263                   3,196
                                                               2002        1.000           0.970                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.110                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.093           1.090                 900,220
                                                               2004        1.081           1.093                 940,269
                                                               2003        1.014           1.081                 742,399
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.219           1.292                   5,686
                                                               2004        1.193           1.219                   5,698
                                                               2003        0.966           1.193                   3,437
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.993           0.999                      --
                                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.359           1.492               1,172,756
                                                               2004        1.258           1.359               1,213,908
                                                               2003        0.951           1.258                 947,548
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.372           1.384                 871,928
                                                               2004        1.263           1.372                 938,742
                                                               2003        1.007           1.263                 727,125
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.432           1.572                      --
                                                               2004        1.235           1.432                      --
                                                               2003        0.986           1.235                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.322           1.385                      --
                                                               2004        1.216           1.322                      --
                                                               2003        0.969           1.216                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.354           1.401                 201,200
                                                               2004        1.373           1.354                 208,788
                                                               2003        0.946           1.373                 205,485
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.353           1.441                 400,644
                                                               2004        1.246           1.353                 403,080
                                                               2003        0.977           1.246                 336,263
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.992                 873,271
                                                               2004        0.989           0.981               1,254,797
                                                               2003        1.000           0.989                 538,435
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.264           1.342                  96,541
                                                               2004        1.201           1.264                 107,315
                                                               2003        0.960           1.201                  90,811
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.546           1.595                  57,413
                                                               2004        1.360           1.546                  78,814
                                                               2003        0.975           1.360                  81,449
                                                               2002        1.000           0.975                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.419           1.630                 425,379
                                                               2004        1.251           1.419                 401,681
                                                               2003        0.992           1.251                 360,610
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.643           1.907                 258,487
                                                               2004        1.341           1.643                 299,647
                                                               2003        0.986           1.341                 213,509
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.121           1.302                  36,894
                                                               2004        0.954           1.121                  20,151
                                                               2003        0.777           0.954                  14,371
                                                               2002        1.000           0.777                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.794           0.824                      --
                                                               2004        0.764           0.794                      --
                                                               2003        0.621           0.764                      --
                                                               2002        0.907           0.621                      --
                                                               2001        1.000           0.907                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.116           1.147                      --
                                                               2004        1.021           1.116                      --
                                                               2003        0.786           1.021                      --
                                                               2002        1.000           0.786                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        0.776           0.876                   2,359
                                                               2004        0.729           0.776                   2,370
                                                               2003        0.601           0.729                   2,374
                                                               2002        0.885           0.601                      --
                                                               2001        1.000           0.885                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.110           1.244                 189,172
                                                               2004        0.995           1.110                  86,407
                                                               2003        0.749           0.995                      --
                                                               2002        0.893           0.749                      --
                                                               2001        1.000           0.893                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.961           1.097                 318,044
                                                               2004        0.869           0.961                 142,633
                                                               2003        0.647           0.869                     939
                                                               2002        0.871           0.647                      --
                                                               2001        1.000           0.871                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.084           1.127                 484,514
                                                               2004        0.999           1.084                 471,293
                                                               2003        0.768           0.999                      --
                                                               2002        0.957           0.768                      --
                                                               2001        1.000           0.957                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.623           1.709                  82,644
                                                               2004        1.257           1.623                  59,655
                                                               2003        0.954           1.257                  21,110
                                                               2002        1.000           0.954                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.305                  14,627
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.302                   4,729
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.033                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        0.962           0.991                      --
                                                               2004        0.878           0.962                      --
                                                               2003        0.651           0.878                      --
                                                               2002        0.929           0.651                      --
                                                               2001        1.000           0.929                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.147           1.246                  89,615
                                                               2004        1.036           1.147                  60,112
                                                               2003        0.843           1.036                      --
                                                               2002        1.000           0.843                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.770           2.217                  60,250
                                                               2004        1.444           1.770                  12,110
                                                               2003        1.000           1.444                   1,599

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.082           1.172                  17,880
                                                               2004        0.929           1.082                      --
                                                               2003        0.715           0.929                      --
                                                               2002        0.894           0.715                      --
                                                               2001        1.000           0.894                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.169           1.251                 127,988
                                                               2004        1.026           1.169                  71,930
                                                               2003        0.790           1.026                      --
                                                               2002        1.000           0.790                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        0.994           1.019                   6,064
                                                               2004        0.930           0.994                      --
                                                               2003        0.760           0.930                      --
                                                               2002        0.937           0.760                      --
                                                               2001        1.000           0.937                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.181           1.190                      --
                                                               2004        1.126           1.181                      --
                                                               2003        1.025           1.126                      --
                                                               2002        0.995           1.025                      --
                                                               2001        1.000           0.995                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.946           0.969                 283,227
                                                               2004        0.873           0.946                 169,018
                                                               2003        0.695           0.873                  46,366
                                                               2002        0.912           0.695                      --
                                                               2001        1.000           0.912                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.025           1.056                   7,808
                                                               2004        0.964           1.025                      --
                                                               2003        0.708           0.964                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Fundamental Value Portfolio  (continued).................   2002        0.915           0.708                      --
                                                               2001        1.000           0.915                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.869           0.957                      --
                                                               2004        0.734           0.869                      --
                                                               2003        0.554           0.734                      --
                                                               2002        0.785           0.554                      --
                                                               2001        1.000           0.785                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.505           1.538                  35,017
                                                               2004        1.333           1.505                  32,700
                                                               2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.374           1.394                  53,274
                                                               2004        1.242           1.374                  31,692
                                                               2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.532           1.629                  66,229
                                                               2004        1.257           1.532                  49,838
                                                               2003        1.000           1.257                   5,215

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.119           1.122                 225,080
                                                               2004        1.045           1.119                 230,481
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.187           1.195                 160,259
                                                               2004        1.151           1.187                  69,698
                                                               2003        1.115           1.151                      --
                                                               2002        1.041           1.115                      --
                                                               2001        1.000           1.041                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.772           0.813                      --
                                                               2004        0.730           0.772                      --
                                                               2003        0.563           0.730                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.813           0.563                      --
                                                               2001        1.000           0.813                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.046           1.153                      --
                                                               2004        0.916           1.046                      --
                                                               2003        0.725           0.916                      --
                                                               2002        0.897           0.725                      --
                                                               2001        1.000           0.897                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.507           1.585                  55,446
                                                               2004        1.215           1.507                   8,394
                                                               2003        0.826           1.215                      --
                                                               2002        1.029           0.826                      --
                                                               2001        1.000           1.029                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.006           1.029                  91,691
                                                               2004        0.946           1.006                  69,554
                                                               2003        0.692           0.946                     867
                                                               2002        0.940           0.692                      --
                                                               2001        1.000           0.940                      --

   Investors Fund -- Class I (1/01).........................   2005        0.991           1.038                  12,123
                                                               2004        0.914           0.991                  11,028
                                                               2003        0.703           0.914                      --
                                                               2002        0.929           0.703                      --
                                                               2001        1.000           0.929                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.990           1.021                  47,768
                                                               2004        0.875           0.990                  19,847
                                                               2003        0.598           0.875                   3,414
                                                               2002        0.933           0.598                      --
                                                               2001        1.000           0.933                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.805           0.790                      --
                                                               2004        0.793           0.805                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2003        0.653           0.793                      --
                                                               2002        0.898           0.653                      --
                                                               2001        1.000           0.898                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.873           0.912                      --
                                                               2004        0.864           0.873                      --
                                                               2003        0.655           0.864                      --
                                                               2002        0.910           0.655                      --
                                                               2001        1.000           0.910                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.435           1.485                      --
                                                               2004        1.370           1.435                      --
                                                               2003        1.060           1.370                      --
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.283           1.314                      --
                                                               2004        1.243           1.283                      --
                                                               2003        1.037           1.243                      --
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.503           1.574                      --
                                                               2004        1.388           1.503                      --
                                                               2003        1.073           1.388                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.421           1.446                      --
                                                               2004        1.354           1.421                      --
                                                               2003        1.068           1.354                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.877           0.938                  19,283
                                                               2004        0.838           0.877                  12,441
                                                               2003        0.660           0.838                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   AIM Capital Appreciation Portfolio  (continued)..........   2002        0.882           0.660                      --
                                                               2001        1.000           0.882                      --

   Equity Income Portfolio (10/00)..........................   2005        1.102           1.132                 117,232
                                                               2004        1.021           1.102                 217,227
                                                               2003        0.792           1.021                   1,123
                                                               2002        0.936           0.792                      --
                                                               2001        1.000           0.936                      --

   Large Cap Portfolio (6/00)...............................   2005        0.856           0.914                  27,487
                                                               2004        0.818           0.856                  24,729
                                                               2003        0.668           0.818                  24,729
                                                               2002        0.880           0.668                      --
                                                               2001        1.000           0.880                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.020                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                  24,396

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                  67,304

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                   6,911

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.861           0.948                  24,001
                                                               2004        0.756           0.861                   4,740
                                                               2003        0.635           0.756                      --
                                                               2002        0.863           0.635                      --
                                                               2001        1.000           0.863                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.759           0.736                      --
                                                               2004        0.685           0.759                  14,735
                                                               2003        0.540           0.685                   4,808

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio  (continued)...............   2002        0.835           0.540                      --
                                                               2001        1.000           0.835                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.829           0.840                  36,089
                                                               2004        0.740           0.829                  18,766
                                                               2003        0.549           0.740                   1,104
                                                               2002        1.000           0.549                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.137           1.150                 280,001
                                                               2004        1.038           1.137                 366,021
                                                               2003        0.906           1.038                   4,840
                                                               2002        0.973           0.906                      --
                                                               2001        1.000           0.973                      --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.171                  40,963
                                                               2004        1.000           1.120                  29,551

   Mondrian International Stock Portfolio (3/02)............   2005        1.212           1.305                  14,258
                                                               2004        1.066           1.212                      --
                                                               2003        0.843           1.066                      --
                                                               2002        1.000           0.843                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.326           1.381                  18,377
                                                               2004        1.214           1.326                  17,677
                                                               2003        1.000           1.214                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                   3,410

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114                  22,766
                                                               2004        1.000           1.093                      --

   Strategic Equity Portfolio (6/00)........................   2005        0.782           0.784                  19,848
                                                               2004        0.722           0.782                  19,856
                                                               2003        0.554           0.722                   1,584
                                                               2002        0.849           0.554                      --
                                                               2001        1.000           0.849                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.110                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.089           1.084                      --
                                                               2004        1.077           1.089                      --
                                                               2003        1.011           1.077                      --
                                                               2002        1.007           1.011                      --
                                                               2001        1.000           1.007                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.807           0.854                      --
                                                               2004        0.790           0.807                      --
                                                               2003        0.640           0.790                      --
                                                               2002        0.922           0.640                      --
                                                               2001        1.000           0.922                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.998                  34,886
                                                               2004        0.998           0.992                  12,693
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        0.862           0.946                  10,956
                                                               2004        0.798           0.862                      --
                                                               2003        0.604           0.798                      --
                                                               2002        0.912           0.604                      --
                                                               2001        1.000           0.912                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.204           1.214                      --
                                                               2004        1.109           1.204                      --
                                                               2003        0.885           1.109                      --
                                                               2002        0.931           0.885                      --
                                                               2001        1.000           0.931                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        0.876           0.961                      --
                                                               2004        0.756           0.876                      --
                                                               2003        0.604           0.756                      --
                                                               2002        0.827           0.604                      --
                                                               2001        1.000           0.827                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Large Cap Value Portfolio (6/00)............   2005        0.906           0.948                      --
                                                               2004        0.833           0.906                      --
                                                               2003        0.664           0.833                      --
                                                               2002        0.906           0.664                      --
                                                               2001        1.000           0.906                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.975           1.008                      --
                                                               2004        0.989           0.975                      --
                                                               2003        0.682           0.989                      --
                                                               2002        0.922           0.682                      --
                                                               2001        1.000           0.922                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.020           1.085                      --
                                                               2004        0.940           1.020                      --
                                                               2003        0.737           0.940                      --
                                                               2002        0.927           0.737                      --
                                                               2001        1.000           0.927                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.991                      --
                                                               2004        0.989           0.981                      --
                                                               2003        1.000           0.989                      --
                                                               2002        1.005           1.000                      --
                                                               2001        1.000           1.005                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.738           0.783                      --
                                                               2004        0.702           0.738                      --
                                                               2003        0.561           0.702                      --
                                                               2002        0.845           0.561                      --
                                                               2001        1.000           0.845                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.083           1.116                      --
                                                               2004        0.953           1.083                      --
                                                               2003        0.683           0.953                      --
                                                               2002        0.935           0.683                      --
                                                               2001        1.000           0.935                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.199           1.376                   6,188
                                                               2004        1.057           1.199                      --
                                                               2003        0.838           1.057                      --
                                                               2002        0.942           0.838                      --
                                                               2001        1.000           0.942                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.422           1.650                 164,487
                                                               2004        1.161           1.422                 102,705
                                                               2003        0.855           1.161                     710
                                                               2002        1.000           0.855                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.395           1.619                     555
                                                               2004        1.188           1.395                      --
                                                               2003        0.968           1.188                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.229           1.276                      --
                                                               2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.362           1.399                 544,546
                                                               2004        1.247           1.362                 391,798
                                                               2003        0.960           1.247                 132,792
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.222           1.378                 118,538
                                                               2004        1.148           1.222                 107,514
                                                               2003        0.948           1.148                  56,579
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.458           1.634               2,015,328
                                                               2004        1.308           1.458               1,380,219
                                                               2003        0.984           1.308                 234,527
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.426           1.628               7,024,875
                                                               2004        1.291           1.426               5,178,708
                                                               2003        0.961           1.291               1,160,688
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.370           1.424               8,731,465
                                                               2004        1.263           1.370               6,778,127
                                                               2003        0.971           1.263               1,336,803
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.708           1.798                  20,885
                                                               2004        1.323           1.708                      --
                                                               2003        1.005           1.323                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.304                 124,680
                                                               2004        1.074           1.205                  31,763
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                 410,697
                                                               2004        1.067           1.203                 266,973
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.033                  57,034

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.430           1.472                 976,839
                                                               2004        1.306           1.430                 808,014
                                                               2003        0.969           1.306                 197,012
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.352           1.468               1,104,163
                                                               2004        1.222           1.352                 790,024
                                                               2003        0.994           1.222                 124,736
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.769           2.214                 570,963
                                                               2004        1.444           1.769                 330,772
                                                               2003        1.000           1.444                  23,210

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.495           1.618               1,949,906
                                                               2004        1.284           1.495               1,314,117

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.284                 301,150
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.444           1.544                 296,634
                                                               2004        1.267           1.444                 131,294
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.277           1.308               2,972,829
                                                               2004        1.195           1.277               2,460,562
                                                               2003        0.977           1.195                 722,211
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.162           1.171               2,762,355
                                                               2004        1.109           1.162               2,453,519
                                                               2003        1.010           1.109                 528,297
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.314           1.345               1,418,018
                                                               2004        1.213           1.314               1,278,376
                                                               2003        0.967           1.213                 406,638
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.398           1.439               5,197,570
                                                               2004        1.315           1.398               4,442,339
                                                               2003        0.966           1.315               1,059,002
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.540           1.694                 112,445
                                                               2004        1.301           1.540                 114,949
                                                               2003        0.983           1.301                  44,257
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                 203,182
                                                               2004        1.332           1.503                 145,543
                                                               2003        1.000           1.332                   5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                 389,577
                                                               2004        1.241           1.373                 238,090
                                                               2003        1.000           1.241                  66,009

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                 702,206
                                                               2004        1.256           1.531                 306,285
                                                               2003        1.000           1.256                  24,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121               1,993,633
                                                               2004        1.045           1.118               1,416,064
                                                               2003        1.000           1.045                  74,524

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.075           1.082               7,533,642
                                                               2004        1.044           1.075               6,051,109
                                                               2003        1.012           1.044               1,810,590
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.313           1.383                      --
                                                               2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.433           1.579                 177,779
                                                               2004        1.255           1.433                 171,189
                                                               2003        0.994           1.255                  65,606
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.780           1.871                 582,766
                                                               2004        1.436           1.780                 418,701

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.436                 213,538
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.395           1.425               1,554,598
                                                               2004        1.311           1.395               1,214,031
                                                               2003        0.960           1.311                 481,537
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.351           1.413                 595,208
                                                               2004        1.246           1.351                 540,357
                                                               2003        0.959           1.246                 165,806
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.604           1.652                 320,087
                                                               2004        1.418           1.604                 277,758
                                                               2003        0.970           1.418                  89,952
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.186           1.163                 435,580
                                                               2004        1.168           1.186                 418,237
                                                               2003        0.963           1.168                 148,659
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.279           1.336                  65,450
                                                               2004        1.266           1.279                  40,772
                                                               2003        0.960           1.266                   7,783
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.311           1.355              11,592,316
                                                               2004        1.251           1.311               8,485,037
                                                               2003        0.969           1.251                 737,993
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.210           1.239              12,219,192
                                                               2004        1.173           1.210               9,675,598
                                                               2003        0.980           1.173                 844,272
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.347           1.410               4,034,650
                                                               2004        1.244           1.347               2,566,168
                                                               2003        0.963           1.244                  44,526
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.277           1.299               1,905,337
                                                               2004        1.218           1.277               1,615,751
                                                               2003        0.962           1.218                 187,143
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.285           1.372                 241,163
                                                               2004        1.228           1.285                 239,422
                                                               2003        0.967           1.228                  78,200
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.333           1.367               2,251,097
                                                               2004        1.235           1.333               1,796,282
                                                               2003        0.958           1.235                 304,490
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.238           1.322                 392,678
                                                               2004        1.184           1.238                 302,101
                                                               2003        0.967           1.184                 153,454
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                  15,294

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.019                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.318           1.451                 109,359
                                                               2004        1.158           1.318                 105,100
                                                               2003        0.973           1.158                  32,716
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.364           1.323                      --
                                                               2004        1.232           1.364                 384,779
                                                               2003        0.971           1.232                 121,953
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.469           1.487                 362,912
                                                               2004        1.311           1.469                      --
                                                               2003        0.974           1.311                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.235           1.249               5,667,028
                                                               2004        1.128           1.235               4,150,019
                                                               2003        0.986           1.128               1,058,596
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                 256,534
                                                               2004        1.000           1.119                 172,176

   Mondrian International Stock Portfolio (3/02)............   2005        1.438           1.547                 557,621
                                                               2004        1.265           1.438                 334,945
                                                               2003        1.001           1.265                  19,795
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                 375,239
                                                               2004        1.214           1.325                 299,231
                                                               2003        1.000           1.214                  27,826

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.113               1,101,817
                                                               2004        1.000           1.093                 407,548

   Strategic Equity Portfolio (6/00)........................   2005        1.366           1.369                  83,666
                                                               2004        1.262           1.366                  73,019
                                                               2003        0.970           1.262                  35,436
                                                               2002        1.000           0.970                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.091           1.086               1,985,243
                                                               2004        1.080           1.091               1,728,934
                                                               2003        1.014           1.080                 297,782
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.216           1.288                  44,044
                                                               2004        1.192           1.216                  41,436
                                                               2003        0.966           1.192                  13,649
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997               1,113,589
                                                               2004        0.998           0.992                 777,353
                                                               2003        1.000           0.998                  16,215

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.357           1.488               7,703,478
                                                               2004        1.256           1.357               6,540,376
                                                               2003        0.951           1.256               1,914,647
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.369           1.379               3,497,691
                                                               2004        1.262           1.369               2,553,497
                                                               2003        1.007           1.262                 630,255
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.429           1.568                      --
                                                               2004        1.234           1.429                      --
                                                               2003        0.986           1.234                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.320           1.380                      --
                                                               2004        1.215           1.320                      --
                                                               2003        0.969           1.215                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.352           1.397               1,613,404
                                                               2004        1.371           1.352               1,460,997
                                                               2003        0.946           1.371                 455,784
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.350           1.436               1,845,829
                                                               2004        1.245           1.350               1,815,921
                                                               2003        0.977           1.245                 752,823
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.979           0.989               1,126,678
                                                               2004        0.988           0.979               1,789,598
                                                               2003        1.000           0.988                 487,386
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.262           1.338                 138,400
                                                               2004        1.200           1.262                 113,944
                                                               2003        0.960           1.200                  64,821
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.543           1.590                 768,463
                                                               2004        1.359           1.543                 729,454
                                                               2003        0.975           1.359                 245,640
                                                               2002        1.000           0.975                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.416           1.625               2,874,374
                                                               2004        1.250           1.416               1,671,006
                                                               2003        0.992           1.250                 320,164
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.640           1.901               1,578,558
                                                               2004        1.339           1.640               1,219,522
                                                               2003        0.986           1.339                 219,923
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.997           1.034                  78,144
                                                               2004        0.960           0.997                 119,229
                                                               2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.113           1.143                 433,246
                                                               2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279
                                                               2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.032                 360,823

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.267           1.303                 828,548
                                                               2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570
                                                               2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Mutual Shares Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.202           1.231               2,791,436
                                                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.197           1.205               1,763,130
                                                               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Fundamental Value Portfolio (6/00).......................   2005        1.310           1.347               2,282,236
                                                               2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.279           1.406                 122,864
                                                               2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.502           1.534                 386,440
                                                               2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.372           1.391                 516,959
                                                               2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.529           1.625                 891,248
                                                               2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.117           1.119               2,555,183
                                                               2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.140           1.146              12,289,203
                                                               2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.167           1.228                  33,342
                                                               2004        1.105           1.167                 111,087
                                                               2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (1/01).........................   2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.008           0.988                 274,180
                                                               2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.146           1.196                  44,833
                                                               2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.432           1.480               2,931,737
                                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.280           1.310               6,959,628
                                                               2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.500           1.569               1,001,500
                                                               2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.417           1.441                 941,155
                                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   Equity Income Portfolio (10/00)..........................   2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Large Cap Portfolio (6/00)...............................   2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.019                  25,289

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.145           1.259                 382,840
                                                               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.104           1.070                      --
                                                               2004        0.997           1.104                 180,941
                                                               2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.827           0.837                 363,071
                                                               2004        0.738           0.827                 197,288
                                                               2003        0.549           0.738                  79,566
                                                               2002        1.000           0.549                   6,056

   MFS Total Return Portfolio (7/00)........................   2005        1.258           1.271               5,187,440
                                                               2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                      --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.169                 425,726
                                                               2004        1.000           1.119                  22,370

   Mondrian International Stock Portfolio (3/02)............   2005        1.209           1.300                 476,199
                                                               2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                 109,545
                                                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                   2,664

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112               1,908,893
                                                               2004        1.000           1.092                 828,053

   Strategic Equity Portfolio (6/00)........................   2005        1.054           1.056                 229,625
                                                               2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   8,406

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                  15,029

   Travelers Managed Income Portfolio (7/00)................   2005        1.057           1.052               3,723,014
                                                               2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.041           1.102                 258,617
                                                               2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                      --
                                                               2001        1.000           1.194                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.143           1.253               3,688,212
                                                               2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985
                                                               2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (8/00)................   2005        1.337           1.347               1,752,598
                                                               2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.234           1.354                  28,486
                                                               2004        1.067           1.234                  29,358
                                                               2003        0.853           1.067                  29,538

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)..............................................   2002        1.169           0.853                  11,018
                                                               2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.097           1.147                 133,892
                                                               2004        1.010           1.097                 177,762
                                                               2003        0.806           1.010                 188,000
                                                               2002        1.101           0.806                 170,168
                                                               2001        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.245           1.286               1,397,017
                                                               2004        1.264           1.245               1,352,456
                                                               2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.352           1.437                 576,586
                                                               2004        1.247           1.352                 654,161
                                                               2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.973           0.982               2,876,757
                                                               2004        0.983           0.973               3,211,212
                                                               2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.987           1.046                 126,788
                                                               2004        0.940           0.987                  96,939
                                                               2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.403           1.445                 342,386
                                                               2004        1.236           1.403                 292,379

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.887           1.236                 145,645
                                                               2002        1.215           0.887                  36,890
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.419           1.628               2,046,688
                                                               2004        1.254           1.419               1,366,552
                                                               2003        0.995           1.254                 855,032
                                                               2002        1.119           0.995                 157,173
                                                               2001        1.000           1.119                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.418           1.643               1,993,749
                                                               2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.392           1.615                   4,486
                                                               2004        1.187           1.392                      --
                                                               2003        0.968           1.187                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.227           1.272                      --
                                                               2004        1.182           1.227                      --
                                                               2003        0.963           1.182                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.359           1.395                 230,939
                                                               2004        1.245           1.359                 142,683
                                                               2003        0.960           1.245                  17,683
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.220           1.374                 250,328
                                                               2004        1.147           1.220                 177,996
                                                               2003        0.948           1.147                   2,282
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.455           1.629               1,319,621
                                                               2004        1.307           1.455                 921,393
                                                               2003        0.984           1.307                  21,601
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.423           1.623               5,346,859
                                                               2004        1.289           1.423               3,889,901
                                                               2003        0.961           1.289                 197,129
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.367           1.419               5,705,950
                                                               2004        1.262           1.367               4,565,999
                                                               2003        0.971           1.262                 218,397
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.704           1.792                  13,016
                                                               2004        1.322           1.704                      --
                                                               2003        1.005           1.322                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                  80,130
                                                               2004        1.074           1.203                  18,674
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.298                 329,313
                                                               2004        1.067           1.201                 111,046
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.032                 148,649

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.427           1.467                 453,034
                                                               2004        1.305           1.427                 339,336
                                                               2003        0.969           1.305                  21,966
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.349           1.464                 802,702
                                                               2004        1.221           1.349                 435,422
                                                               2003        0.994           1.221                  81,165
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.766           2.208                 673,885
                                                               2004        1.443           1.766                 411,039
                                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.492           1.613               1,509,203
                                                               2004        1.283           1.492                 926,948

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.283                  82,373
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.441           1.540                 374,307
                                                               2004        1.266           1.441                  96,370
                                                               2003        0.977           1.266                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.274           1.304               1,459,674
                                                               2004        1.194           1.274               1,164,526
                                                               2003        0.977           1.194                 123,883
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.160           1.167               1,465,999
                                                               2004        1.108           1.160               1,054,803
                                                               2003        1.010           1.108                  52,594
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.311           1.341                 537,104
                                                               2004        1.212           1.311                 445,730
                                                               2003        0.967           1.212                  55,919
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.395           1.434               3,838,530
                                                               2004        1.314           1.395               3,058,014
                                                               2003        0.966           1.314                 334,222
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.536           1.689                 165,810
                                                               2004        1.300           1.536                 160,198
                                                               2003        0.983           1.300                   4,552
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.501           1.532                 800,681
                                                               2004        1.331           1.501                 609,594
                                                               2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.371           1.389                 317,200
                                                               2004        1.240           1.371                 265,274
                                                               2003        1.000           1.240                  51,007

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.528           1.623                 704,796
                                                               2004        1.255           1.528                 332,971
                                                               2003        1.000           1.255                  75,311

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.118               2,083,403
                                                               2004        1.044           1.116               1,088,852
                                                               2003        1.000           1.044                  52,544

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.073           1.079               5,404,293
                                                               2004        1.043           1.073               3,675,069
                                                               2003        1.012           1.043                 267,269
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.310           1.378                      --
                                                               2004        1.241           1.310                      --
                                                               2003        0.958           1.241                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.430           1.574                  25,498
                                                               2004        1.254           1.430                  23,260
                                                               2003        0.994           1.254                  11,369
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.776           1.865                 225,436
                                                               2004        1.434           1.776                 137,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.434                  17,932
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.392           1.421                 596,811
                                                               2004        1.310           1.392                 586,661
                                                               2003        0.960           1.310                  78,881
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.348           1.409                 414,368
                                                               2004        1.245           1.348                 297,333
                                                               2003        0.959           1.245                  24,131
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.600           1.647                 249,877
                                                               2004        1.417           1.600                 216,754
                                                               2003        0.970           1.417                  60,634
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.184           1.159                 323,446
                                                               2004        1.167           1.184                 285,896
                                                               2003        0.963           1.167                  32,197
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.277           1.332                  44,057
                                                               2004        1.265           1.277                  10,160
                                                               2003        0.960           1.265                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.308           1.351               7,129,582
                                                               2004        1.250           1.308               5,935,322
                                                               2003        0.969           1.250                 958,749
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.207           1.235               6,346,991
                                                               2004        1.172           1.207               5,487,238
                                                               2003        0.979           1.172                 616,544
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.344           1.405               2,502,833
                                                               2004        1.243           1.344               1,373,084
                                                               2003        0.963           1.243                  33,002
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.275           1.295               1,443,302
                                                               2004        1.217           1.275               1,092,955
                                                               2003        0.962           1.217                 162,388
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.282           1.368                 274,059
                                                               2004        1.227           1.282                 205,108
                                                               2003        0.967           1.227                  24,489
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.330           1.363                 962,670
                                                               2004        1.234           1.330                 701,393
                                                               2003        0.958           1.234                  60,336
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.236           1.318                 270,082
                                                               2004        1.182           1.236                 193,842
                                                               2003        0.967           1.182                      --
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                   9,909

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.019                 105,069

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.316           1.446                  11,626
                                                               2004        1.157           1.316                   7,738
                                                               2003        0.973           1.157                     396
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.361           1.320                      --
                                                               2004        1.231           1.361                 137,234
                                                               2003        0.971           1.231                  70,268
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.466           1.483                 135,843
                                                               2004        1.310           1.466                      --
                                                               2003        0.974           1.310                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.233           1.245               4,028,230
                                                               2004        1.127           1.233               2,625,579
                                                               2003        0.986           1.127                 154,112
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.168                 276,541
                                                               2004        1.000           1.118                  79,566

   Mondrian International Stock Portfolio (3/02)............   2005        1.435           1.542                 238,939
                                                               2004        1.263           1.435                 195,264
                                                               2003        1.001           1.263                  49,152
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.322           1.375                 239,006
                                                               2004        1.213           1.322                 201,931
                                                               2003        1.000           1.213                  72,653

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                  12,269

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.111                 694,655
                                                               2004        1.000           1.092                 320,293

   Strategic Equity Portfolio (6/00)........................   2005        1.364           1.365                  87,313
                                                               2004        1.261           1.364                  73,485
                                                               2003        0.969           1.261                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   4,564

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                   4,598

   Travelers Managed Income Portfolio (7/00)................   2005        1.089           1.083               1,143,469
                                                               2004        1.079           1.089               1,119,058
                                                               2003        1.014           1.079                  45,940
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.214           1.284                 100,784
                                                               2004        1.191           1.214                  95,663
                                                               2003        0.966           1.191                  50,348
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.990           0.995                 327,422
                                                               2004        0.998           0.990                 202,208
                                                               2003        1.000           0.998                  44,772

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.354           1.483               4,097,054
                                                               2004        1.255           1.354               3,329,614
                                                               2003        0.951           1.255                 456,033
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.366           1.375               1,825,361
                                                               2004        1.260           1.366               1,428,316
                                                               2003        1.007           1.260                 139,546
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.426           1.563                      --
                                                               2004        1.233           1.426                      --
                                                               2003        0.986           1.233                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.317           1.376                      --
                                                               2004        1.213           1.317                      --
                                                               2003        0.969           1.213                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.349           1.393               1,032,736
                                                               2004        1.370           1.349                 877,426
                                                               2003        0.946           1.370                 124,291
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.347           1.432                 752,252
                                                               2004        1.244           1.347                 725,410
                                                               2003        0.977           1.244                 189,632
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.977           0.986                 337,166
                                                               2004        0.987           0.977               1,014,806
                                                               2003        1.000           0.987                 184,101
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.259           1.334                  44,573
                                                               2004        1.199           1.259                  37,311
                                                               2003        0.960           1.199                      --
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.540           1.585                 252,834
                                                               2004        1.358           1.540                 236,806
                                                               2003        0.975           1.358                   5,372
                                                               2002        1.000           0.975                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.413           1.620               1,924,423
                                                               2004        1.249           1.413               1,184,830
                                                               2003        0.992           1.249                  36,767
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.636           1.895               1,628,696
                                                               2004        1.338           1.636               1,093,125
                                                               2003        0.986           1.338                  38,544
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.391           1.612                      --
                                                               2004        1.186           1.391                      --
                                                               2003        0.968           1.186                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.225           1.270                      --
                                                               2004        1.181           1.225                      --
                                                               2003        0.963           1.181                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.358           1.393                      --
                                                               2004        1.245           1.358                      --
                                                               2003        0.960           1.245                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.218           1.372                      --
                                                               2004        1.147           1.218                      --
                                                               2003        0.948           1.147                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.454           1.626                      --
                                                               2004        1.306           1.454                      --
                                                               2003        0.984           1.306                      --
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.422           1.620                   7,510
                                                               2004        1.289           1.422                      --
                                                               2003        0.961           1.289                      --
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.365           1.417                      --
                                                               2004        1.261           1.365                      --
                                                               2003        0.971           1.261                      --
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.702           1.789                  10,218
                                                               2004        1.321           1.702                      --
                                                               2003        1.005           1.321                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.299                      --
                                                               2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                      --
                                                               2004        1.067           1.201                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.032                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.425           1.465                      --
                                                               2004        1.304           1.425                      --
                                                               2003        0.969           1.304                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.348           1.462                  24,185
                                                               2004        1.220           1.348                      --
                                                               2003        0.994           1.220                      --
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.764           2.205                   5,475
                                                               2004        1.443           1.764                      --
                                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.490           1.610                      --
                                                               2004        1.282           1.490                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.282                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.440           1.537                   6,845
                                                               2004        1.265           1.440                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.273           1.302                      --
                                                               2004        1.193           1.273                      --
                                                               2003        0.977           1.193                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.159           1.166                      --
                                                               2004        1.107           1.159                      --
                                                               2003        1.010           1.107                      --
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.310           1.339                   8,273
                                                               2004        1.211           1.310                      --
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.394           1.432                      --
                                                               2004        1.313           1.394                      --
                                                               2003        0.966           1.313                      --
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.535           1.686                      --
                                                               2004        1.299           1.535                      --
                                                               2003        0.983           1.299                      --
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.500           1.529                   6,970
                                                               2004        1.331           1.500                      --
                                                               2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.370           1.387                      --
                                                               2004        1.240           1.370                      --
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.527           1.620                      --
                                                               2004        1.255           1.527                      --
                                                               2003        1.000           1.255                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.116                      --
                                                               2004        1.044           1.115                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.072           1.077                   6,523
                                                               2004        1.042           1.072                      --
                                                               2003        1.012           1.042                      --
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.309           1.376                      --
                                                               2004        1.240           1.309                      --
                                                               2003        0.958           1.240                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.428           1.572                      --
                                                               2004        1.253           1.428                      --
                                                               2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.774           1.863                  11,803
                                                               2004        1.433           1.774                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.390           1.419                      --
                                                               2004        1.309           1.390                      --
                                                               2003        0.960           1.309                      --
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.347           1.407                      --
                                                               2004        1.244           1.347                      --
                                                               2003        0.959           1.244                      --
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.599           1.645                  13,402
                                                               2004        1.416           1.599                      --
                                                               2003        0.970           1.416                      --
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.182           1.157                      --
                                                               2004        1.166           1.182                      --
                                                               2003        0.963           1.166                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.275           1.330                      --
                                                               2004        1.264           1.275                      --
                                                               2003        0.960           1.264                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.307           1.349                 113,585
                                                               2004        1.249           1.307                 134,665
                                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.206           1.233                      --
                                                               2004        1.171           1.206                      --
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.343           1.403                      --
                                                               2004        1.242           1.343                      --
                                                               2003        0.963           1.242                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.274           1.293                      --
                                                               2004        1.216           1.274                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.281           1.366                      --
                                                               2004        1.226           1.281                      --
                                                               2003        0.967           1.226                      --
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.329           1.361                      --
                                                               2004        1.233           1.329                      --
                                                               2003        0.958           1.233                      --
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.235           1.316                      --
                                                               2004        1.182           1.235                      --
                                                               2003        0.967           1.182                      --
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.018                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.314           1.444                      --
                                                               2004        1.156           1.314                      --
                                                               2003        0.973           1.156                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.360           1.318                      --
                                                               2004        1.230           1.360                      --
                                                               2003        0.971           1.230                      --
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.465           1.481                   5,209
                                                               2004        1.309           1.465                      --
                                                               2003        0.974           1.309                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.231           1.243                   2,888
                                                               2004        1.127           1.231                      --
                                                               2003        0.986           1.127                      --
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.167                      --
                                                               2004        1.000           1.118                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.433           1.540                  16,456
                                                               2004        1.263           1.433                      --
                                                               2003        1.001           1.263                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.321           1.373                      --
                                                               2004        1.212           1.321                      --
                                                               2003        1.000           1.212                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.110                      --
                                                               2004        1.000           1.092                      --

   Strategic Equity Portfolio (6/00)........................   2005        1.362           1.363                      --
                                                               2004        1.260           1.362                      --
                                                               2003        0.969           1.260                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.088           1.081                      --
                                                               2004        1.078           1.088                      --
                                                               2003        1.014           1.078                      --
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.212           1.282                      --
                                                               2004        1.190           1.212                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.990           0.994                      --
                                                               2004        0.998           0.990                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.353           1.481                      --
                                                               2004        1.254           1.353                      --
                                                               2003        0.951           1.254                      --
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.365           1.373                      --
                                                               2004        1.260           1.365                      --
                                                               2003        1.007           1.260                      --
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.424           1.560                      --
                                                               2004        1.232           1.424                      --
                                                               2003        0.986           1.232                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.316           1.374                      --
                                                               2004        1.213           1.316                      --
                                                               2003        0.969           1.213                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.348           1.391                      --
                                                               2004        1.369           1.348                      --
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.346           1.430                      --
                                                               2004        1.243           1.346                      --
                                                               2003        0.977           1.243                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.976           0.984                      --
                                                               2004        0.987           0.976                      --
                                                               2003        1.000           0.987                      --
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.258           1.331                      --
                                                               2004        1.198           1.258                      --
                                                               2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.538           1.583                      --
                                                               2004        1.357           1.538                      --
                                                               2003        0.974           1.357                      --
                                                               2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.412           1.618                      --
                                                               2004        1.248           1.412                      --
                                                               2003        0.992           1.248                      --
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.635           1.892                  12,281
                                                               2004        1.337           1.635                      --
                                                               2003        0.986           1.337                      --
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.389           1.610                      --
                                                               2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.224           1.268                      --
                                                               2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.356           1.391                  12,305
                                                               2004        1.244           1.356                   7,914
                                                               2003        0.960           1.244                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.217           1.370                      --
                                                               2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.452           1.624                  63,624
                                                               2004        1.305           1.452                  16,089
                                                               2003        0.984           1.305                      --
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.420           1.618                 258,891
                                                               2004        1.288           1.420                  59,168
                                                               2003        0.961           1.288                   2,719
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.364           1.415                 229,631
                                                               2004        1.261           1.364                  71,798
                                                               2003        0.971           1.261                  16,467
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.701           1.787                     705
                                                               2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                      --
                                                               2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                  34,696
                                                               2004        1.067           1.200                   9,982
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                  77,214

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.424           1.463                      --
                                                               2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                  76,699
                                                               2004        1.220           1.347                  10,810
                                                               2003        0.994           1.220                      --
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.763           2.202                  19,456
                                                               2004        1.442           1.763                   1,778
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.489           1.608                  45,342
                                                               2004        1.281           1.489                  29,054

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.281                  24,859
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535                  17,765
                                                               2004        1.265           1.438                   1,328
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.272           1.300                  86,807
                                                               2004        1.193           1.272                  21,342
                                                               2003        0.977           1.193                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.158           1.164                   2,316
                                                               2004        1.106           1.158                   2,319
                                                               2003        1.010           1.106                      --
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.308           1.337                   3,148
                                                               2004        1.211           1.308                   3,152
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.392           1.430                  30,829
                                                               2004        1.312           1.392                  15,869
                                                               2003        0.966           1.312                     832
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                      --
                                                               2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                   9,646
                                                               2004        1.330           1.498                   2,221
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                   4,107
                                                               2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                  35,837
                                                               2004        1.255           1.525                   6,621
                                                               2003        1.000           1.255                     574

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                 151,970
                                                               2004        1.044           1.114                  61,268
                                                               2003        1.000           1.044                  29,542

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                 174,968
                                                               2004        1.042           1.071                  31,435
                                                               2003        1.012           1.042                  14,239
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.307           1.374                      --
                                                               2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                      --
                                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                  14,298
                                                               2004        1.433           1.773                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.389           1.417                      --
                                                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.345           1.405                   1,091
                                                               2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.597           1.642                   2,886
                                                               2004        1.415           1.597                   1,205
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                      --
                                                               2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.274           1.328                      --
                                                               2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347                 238,315
                                                               2004        1.249           1.305                 167,138
                                                               2003        0.969           1.249                 152,451
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.205           1.231                 143,709
                                                               2004        1.171           1.205                 146,527
                                                               2003        0.979           1.171                  72,172
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401                 222,692
                                                               2004        1.241           1.341                 202,906
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291                      --
                                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                      --
                                                               2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.327           1.359                     938
                                                               2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.233           1.314                   3,521
                                                               2004        1.181           1.233                   3,521
                                                               2003        0.967           1.181                     616
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                  23,645

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.018                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                  11,903

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.313           1.442                      --
                                                               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.358           1.317                      --
                                                               2004        1.229           1.358                   1,415
                                                               2003        0.971           1.229                      --
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.463           1.478                   3,169
                                                               2004        1.308           1.463                      --
                                                               2003        0.974           1.308                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.230           1.242                  54,528
                                                               2004        1.126           1.230                   3,680
                                                               2003        0.986           1.126                     635
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                  27,311
                                                               2004        1.000           1.118                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.432           1.537                   8,336
                                                               2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                      --
                                                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.109                  93,381
                                                               2004        1.000           1.091                  34,210

   Strategic Equity Portfolio (6/00)........................   2005        1.361           1.361                      --
                                                               2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.087           1.080                  39,938
                                                               2004        1.078           1.087                  22,533
                                                               2003        1.014           1.078                   1,913
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.211           1.280                      --
                                                               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993                   2,511
                                                               2004        0.998           0.989                   2,514
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.351           1.479                  44,546
                                                               2004        1.254           1.351                   2,707
                                                               2003        0.951           1.254                      --
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.363           1.371                  62,996
                                                               2004        1.259           1.363                  40,792
                                                               2003        1.007           1.259                      --
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.423           1.558                      --
                                                               2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.314           1.372                      --
                                                               2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.346           1.388                  10,438
                                                               2004        1.369           1.346                   9,394
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.345           1.428                  27,339
                                                               2004        1.242           1.345                  14,742
                                                               2003        0.977           1.242                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.975           0.983                  48,266
                                                               2004        0.986           0.975                  27,896
                                                               2003        1.000           0.986                      --
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.257           1.329                      --
                                                               2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.537           1.580                      --
                                                               2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --
                                                               2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.615                  26,380
                                                               2004        1.247           1.410                   2,113
                                                               2003        0.991           1.247                      --
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.633           1.889                  48,261
                                                               2004        1.336           1.633                   8,965
                                                               2003        0.986           1.336                     536
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.111           1.287                      --
                                                               2004        0.949           1.111                      --
                                                               2003        0.775           0.949                      --
                                                               2002        1.000           0.775                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.991           1.025                      --
                                                               2004        0.956           0.991                      --
                                                               2003        0.780           0.956                      --
                                                               2002        1.142           0.780                      --
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.107           1.135                      --
                                                               2004        1.016           1.107                      --
                                                               2003        0.785           1.016                      --
                                                               2002        1.000           0.785                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.028           1.156                   2,023
                                                               2004        0.968           1.028                      --
                                                               2003        0.801           0.968                      --
                                                               2002        1.182           0.801                      --
                                                               2001        1.000           1.182                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.463           1.635                  92,526
                                                               2004        1.316           1.463                  45,727
                                                               2003        0.993           1.316                      --
                                                               2002        1.187           0.993                      --
                                                               2001        1.000           1.187                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.353           1.540                 339,051
                                                               2004        1.227           1.353                 224,757
                                                               2003        0.916           1.227                  13,689

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2002        1.237           0.916                      --
                                                               2001        1.000           1.237                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.282           1.330                 210,374
                                                               2004        1.186           1.282                 141,724
                                                               2003        0.914           1.186                  88,389
                                                               2002        1.143           0.914                      --
                                                               2001        1.000           1.143                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.609           1.690                      --
                                                               2004        1.250           1.609                      --
                                                               2003        0.952           1.250                      --
                                                               2002        1.000           0.952                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                      --
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294                   6,383
                                                               2004        1.067           1.199                   1,538
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.259           1.292                  13,854
                                                               2004        1.153           1.259                   7,904
                                                               2003        0.857           1.153                      --
                                                               2002        1.227           0.857                      --
                                                               2001        1.000           1.227                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233                 113,725
                                                               2004        1.031           1.138                  62,851

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Mutual Shares Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.841           1.031                      --
                                                               2002        1.000           0.841                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.761           2.199                  34,370
                                                               2004        1.442           1.761                  27,878
                                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.361           1.469                  98,761
                                                               2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166
                                                               2002        1.134           0.904                      --
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.160           1.237                   5,511
                                                               2004        1.020           1.160                   1,140
                                                               2003        0.788           1.020                      --
                                                               2002        1.000           0.788                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.194           1.220                 119,527
                                                               2004        1.120           1.194                  96,922
                                                               2003        0.918           1.120                      --
                                                               2002        1.136           0.918                      --
                                                               2001        1.000           1.136                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.189           1.195                  62,261
                                                               2004        1.137           1.189                  41,948
                                                               2003        1.039           1.137                      --
                                                               2002        1.011           1.039                      --
                                                               2001        1.000           1.011                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.173           1.198                  32,169
                                                               2004        1.086           1.173                  24,381
                                                               2003        0.867           1.086                      --
                                                               2002        1.141           0.867                      --
                                                               2001        1.000           1.141                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Fundamental Value Portfolio (6/00).......................   2005        1.301           1.336                 107,320
                                                               2004        1.227           1.301                  78,557
                                                               2003        0.904           1.227                      --
                                                               2002        1.172           0.904                      --
                                                               2001        1.000           1.172                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.270           1.394                      --
                                                               2004        1.076           1.270                      --
                                                               2003        0.815           1.076                      --
                                                               2002        1.158           0.815                      --
                                                               2001        1.000           1.158                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525                  11,493
                                                               2004        1.330           1.497                  11,540
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383                  70,546
                                                               2004        1.239           1.368                  69,261
                                                               2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616                  78,565
                                                               2004        1.254           1.524                  66,625
                                                               2003        1.000           1.254                  13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113                 288,960
                                                               2004        1.043           1.113                 171,050
                                                               2003        1.000           1.043                  78,471

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.132           1.137                 388,412
                                                               2004        1.102           1.132                 164,259
                                                               2003        1.071           1.102                      --
                                                               2002        1.002           1.071                      --
                                                               2001        1.000           1.002                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.159           1.218                      --
                                                               2004        1.100           1.159                      --
                                                               2003        0.850           1.100                      --
                                                               2002        1.233           0.850                      --
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.315           1.445                      --
                                                               2004        1.155           1.315                      --
                                                               2003        0.917           1.155                      --
                                                               2002        1.137           0.917                      --
                                                               2001        1.000           1.137                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.771           1.858                  34,614
                                                               2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                      --
                                                               2002        1.220           0.977                      --
                                                               2001        1.000           1.220                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.196           1.219                  30,618
                                                               2004        1.127           1.196                   9,549
                                                               2003        0.827           1.127                      --
                                                               2002        1.127           0.827                      --
                                                               2001        1.000           1.127                      --

   Investors Fund -- Class I (1/01).........................   2005        1.197           1.250                  18,740
                                                               2004        1.107           1.197                   9,435
                                                               2003        0.854           1.107                      --
                                                               2002        1.133           0.854                      --
                                                               2001        1.000           1.133                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.320           1.357                  57,267
                                                               2004        1.171           1.320                  56,224
                                                               2003        0.802           1.171                      --
                                                               2002        1.255           0.802                      --
                                                               2001        1.000           1.255                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.001           0.979                      --
                                                               2004        0.989           1.001                      --
                                                               2003        0.817           0.989                      --
                                                               2002        1.127           0.817                      --
                                                               2001        1.000           1.127                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.139           1.186                      --
                                                               2004        1.130           1.139                      --
                                                               2003        0.859           1.130                      --
                                                               2002        1.197           0.859                      --
                                                               2001        1.000           1.197                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.426           1.470                 189,544
                                                               2004        1.365           1.426                 159,891
                                                               2003        1.060           1.365                  79,503
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.274           1.301                 421,372
                                                               2004        1.238           1.274                 273,574
                                                               2003        1.037           1.238                  34,419
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.493           1.559                 159,791
                                                               2004        1.382           1.493                 130,088
                                                               2003        1.073           1.382                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.411           1.432                  57,253
                                                               2004        1.349           1.411                  24,670
                                                               2003        1.068           1.349                      --
                                                               2002        1.000           1.068                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.266                      --
                                                               2004        1.139           1.189                      --
                                                               2003        0.899           1.139                      --
                                                               2002        1.206           0.899                      --
                                                               2001        1.000           1.206                      --

   Equity Income Portfolio (10/00)..........................   2005        1.317           1.348                  74,242
                                                               2004        1.224           1.317                  52,584
                                                               2003        0.952           1.224                  35,771
                                                               2002        1.129           0.952                      --
                                                               2001        1.000           1.129                      --

   Large Cap Portfolio (6/00)...............................   2005        1.096           1.167                      --
                                                               2004        1.050           1.096                      --
                                                               2003        0.860           1.050                      --
                                                               2002        1.137           0.860                      --
                                                               2001        1.000           1.137                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.018                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                  14,308

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.137           1.249                  39,338
                                                               2004        1.002           1.137                  33,831
                                                               2003        0.844           1.002                      --
                                                               2002        1.151           0.844                      --
                                                               2001        1.000           1.151                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.096           1.063                      --
                                                               2004        0.993           1.096                      --
                                                               2003        0.785           0.993                      --
                                                               2002        1.218           0.785                      --
                                                               2001        1.000           1.218                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.822           0.830                  10,540
                                                               2004        0.736           0.822                  10,388
                                                               2003        0.548           0.736                      --
                                                               2002        1.000           0.548                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.250           1.261                  80,510
                                                               2004        1.144           1.250                  46,257
                                                               2003        1.002           1.144                  74,835
                                                               2002        1.080           1.002                      --
                                                               2001        1.000           1.080                      --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.165                  19,960
                                                               2004        1.000           1.117                   8,567

   Mondrian International Stock Portfolio (3/02)............   2005        1.202           1.290                  47,848
                                                               2004        1.060           1.202                  30,586
                                                               2003        0.842           1.060                      --
                                                               2002        1.000           0.842                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.319           1.370                   2,908
                                                               2004        1.212           1.319                   1,735
                                                               2003        1.000           1.212                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108                  52,692
                                                               2004        1.000           1.091                  30,316

   Strategic Equity Portfolio (6/00)........................   2005        1.047           1.047                      --
                                                               2004        0.970           1.047                      --
                                                               2003        0.747           0.970                      --
                                                               2002        1.148           0.747                      --
                                                               2001        1.000           1.148                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.050           1.043                 155,816
                                                               2004        1.042           1.050                 117,811
                                                               2003        0.981           1.042                      --
                                                               2002        0.980           0.981                      --
                                                               2001        1.000           0.980                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.034           1.092                      --
                                                               2004        1.016           1.034                      --
                                                               2003        0.826           1.016                      --
                                                               2002        1.193           0.826                      --
                                                               2001        1.000           1.193                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991                  30,100
                                                               2004        0.997           0.989                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.136           1.242                 149,332
                                                               2004        1.054           1.136                  92,170
                                                               2003        0.800           1.054                      --
                                                               2002        1.212           0.800                      --
                                                               2001        1.000           1.212                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.329           1.336                  27,070
                                                               2004        1.228           1.329                  18,983
                                                               2003        0.983           1.228                      --
                                                               2002        1.037           0.983                      --
                                                               2001        1.000           1.037                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.226           1.342                      --
                                                               2004        1.062           1.226                      --
                                                               2003        0.850           1.062                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)..............................................   2002        1.168           0.850                      --
                                                               2001        1.000           1.168                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.090           1.137                      --
                                                               2004        1.005           1.090                      --
                                                               2003        0.804           1.005                      --
                                                               2002        1.101           0.804                      --
                                                               2001        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.237           1.275                 130,235
                                                               2004        1.258           1.237                 112,011
                                                               2003        0.870           1.258                      --
                                                               2002        1.181           0.870                      --
                                                               2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.343           1.425                  14,845
                                                               2004        1.241           1.343                  14,847
                                                               2003        0.976           1.241                      --
                                                               2002        1.232           0.976                      --
                                                               2001        1.000           1.232                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.967           0.974                 132,472
                                                               2004        0.978           0.967                  32,120
                                                               2003        0.992           0.978                      --
                                                               2002        1.000           0.992                      --
                                                               2001        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.981           1.037                      --
                                                               2004        0.935           0.981                      --
                                                               2003        0.750           0.935                      --
                                                               2002        1.134           0.750                      --
                                                               2001        1.000           1.134                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.394           1.432                  16,170
                                                               2004        1.231           1.394                  15,034

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.885           1.231                      --
                                                               2002        1.215           0.885                      --
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.614                  18,005
                                                               2004        1.248           1.410                  13,584
                                                               2003        0.992           1.248                  13,584
                                                               2002        1.118           0.992                      --
                                                               2001        1.000           1.118                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.411           1.631                  89,979
                                                               2004        1.155           1.411                  46,989
                                                               2003        0.853           1.155                      --
                                                               2002        1.000           0.853                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.340           1.551                     159
                                                               2004        1.145           1.340                      --
                                                               2003        1.000           1.145                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.152           1.191                      --
                                                               2004        1.112           1.152                      --
                                                               2003        1.000           1.112                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.220           1.249                   5,093
                                                               2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.159           1.304                      --
                                                               2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.319           1.474                  33,810
                                                               2004        1.187           1.319                  20,425
                                                               2003        1.000           1.187                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.266           1.440                 495,689
                                                               2004        1.149           1.266                 102,273
                                                               2003        1.000           1.149                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.239           1.284                 278,103
                                                               2004        1.147           1.239                 107,765
                                                               2003        1.000           1.147                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.470           1.543                   1,987
                                                               2004        1.143           1.470                      --
                                                               2003        1.000           1.143                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.295                   2,632
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                 118,685
                                                               2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                 141,388

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.302           1.336                  21,578
                                                               2004        1.192           1.302                  20,936
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334                 156,547
                                                               2004        1.117           1.232                  32,618
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.542           1.924                  26,812
                                                               2004        1.263           1.542                      --
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.364           1.472                 111,621
                                                               2004        1.175           1.364                  10,115
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.319           1.406                 121,975
                                                               2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.192           1.218                  25,336
                                                               2004        1.119           1.192                      --
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.105           1.110                  24,652
                                                               2004        1.057           1.105                  45,255
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.219           1.245                  56,720
                                                               2004        1.130           1.219                  54,008
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.238           1.271                  19,317
                                                               2004        1.169           1.238                      --
                                                               2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.347           1.478                  33,744
                                                               2004        1.142           1.347                      --
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344                  44,697
                                                               2004        1.173           1.320                   4,856
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272                   5,316
                                                               2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488                  87,302
                                                               2004        1.156           1.404                  16,199
                                                               2003        1.000           1.156                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115                 185,851
                                                               2004        1.046           1.115                  10,245
                                                               2003        1.000           1.046                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056                 470,959
                                                               2004        1.024           1.052                   4,979
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.186           1.246                      --
                                                               2004        1.126           1.186                      --
                                                               2003        1.000           1.126                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.343           1.475                      --
                                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.528           1.601                      --
                                                               2004        1.236           1.528                      --
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.241           1.264                      --
                                                               2004        1.170           1.241                      --
                                                               2003        1.000           1.170                      --

   Investors Fund -- Class I (1/01).........................   2005        1.240           1.293                   5,937
                                                               2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.394           1.432                      --
                                                               2004        1.236           1.394                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.115           1.090                      --
                                                               2004        1.101           1.115                      --
                                                               2003        1.000           1.101                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.160           1.207                      --
                                                               2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.215                 589,302
                                                               2004        1.129           1.179                 241,112
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.120           1.143                 142,759
                                                               2004        1.089           1.120                 102,335
                                                               2003        1.000           1.089                      --

   Multiple Discipline Portfolio -- Global All Cap
   Growth and Value (10/02).................................   2005        1.231           1.284                  30,949
                                                               2004        1.140           1.231                      --
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.173           1.189                  69,100
                                                               2004        1.122           1.173                  23,773
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185           1.262                      --
                                                               2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   Equity Income Portfolio (10/00)..........................   2005        1.218           1.246                  45,518
                                                               2004        1.132           1.218                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (6/00)...............................   2005        1.172           1.247                   1,666
                                                               2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.084                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.236           1.357                      --
                                                               2004        1.090           1.236                      --
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.220           1.183                      --
                                                               2004        1.105           1.220                      --
                                                               2003        1.000           1.105                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.264           1.276                   6,041
                                                               2004        1.132           1.264                      --
                                                               2003        1.000           1.132                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.177           1.187                  96,384
                                                               2004        1.078           1.177                   9,432
                                                               2003        1.000           1.078                      --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.164                 125,223
                                                               2004        1.000           1.117                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.313           1.408                   3,713
                                                               2004        1.158           1.313                      --
                                                               2003        1.000           1.158                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.226           1.273                      --
                                                               2004        1.127           1.226                      --
                                                               2003        1.000           1.127                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.107                 119,462
                                                               2004        1.000           1.091                      --

   Strategic Equity Portfolio (6/00)........................   2005        1.205           1.204                      --
                                                               2004        1.116           1.205                      --
                                                               2003        1.000           1.116                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.112                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.036           1.029                  27,974
                                                               2004        1.029           1.036                  21,513
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.148           1.212                      --
                                                               2004        1.128           1.148                      --
                                                               2003        1.000           1.128                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990                  12,201
                                                               2004        0.997           0.988                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.223           1.337                 101,312
                                                               2004        1.136           1.223                  12,861
                                                               2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.191           1.197                 129,198
                                                               2004        1.101           1.191                  58,956
                                                               2003        1.000           1.101                      --

   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.354           1.482                      --
                                                               2004        1.173           1.354                      --
                                                               2003        1.000           1.173                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.242           1.296                      --
                                                               2004        1.147           1.242                      --
                                                               2003        1.000           1.147                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.148           1.183                   6,605
                                                               2004        1.169           1.148                      --
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.252           1.328                   3,622
                                                               2004        1.158           1.252                      --
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.982           0.989                      --
                                                               2004        0.994           0.982                      --
                                                               2003        1.000           0.994                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.169           1.236                      --
                                                               2004        1.115           1.169                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.397           1.436                   2,459
                                                               2004        1.234           1.397                      --
                                                               2003        1.000           1.234                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.288           1.474                 120,962
                                                               2004        1.141           1.288                  21,572
                                                               2003        1.000           1.141                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.462           1.690                  45,068
                                                               2004        1.198           1.462                      --
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.385           1.602                 106,587
                                                               2004        1.184           1.385                  33,175
                                                               2003        0.968           1.184                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.220           1.262                      --
                                                               2004        1.179           1.220                      --
                                                               2003        0.963           1.179                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.352           1.384                      --
                                                               2004        1.242           1.352                      --
                                                               2003        0.960           1.242                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.213           1.364                  99,481
                                                               2004        1.144           1.213                  91,022
                                                               2003        0.948           1.144                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.448           1.616                 642,170
                                                               2004        1.303           1.448                 440,414
                                                               2003        0.984           1.303                  55,238
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.416           1.611               1,532,708
                                                               2004        1.286           1.416               1,059,551
                                                               2003        0.960           1.286                  99,932
                                                               2002        1.000           0.960                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.360           1.409               1,424,925
                                                               2004        1.259           1.360                 945,214
                                                               2003        0.971           1.259                  66,778
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.696           1.779                 297,881
                                                               2004        1.319           1.696                 259,924
                                                               2003        1.005           1.319                  37,864
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.294                  88,966
                                                               2004        1.073           1.200                  73,133
                                                               2003        1.000           1.073                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.198           1.291                 257,968
                                                               2004        1.067           1.198                 139,483
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.420           1.456                      --
                                                               2004        1.301           1.420                      --
                                                               2003        0.969           1.301                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.342           1.453                 273,728
                                                               2004        1.218           1.342                 164,481
                                                               2003        0.994           1.218                   6,136
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.759           2.193                 191,267
                                                               2004        1.441           1.759                 141,585
                                                               2003        1.000           1.441                  54,560

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.484           1.601                 126,678
                                                               2004        1.279           1.484                  93,506

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.279                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.434           1.528                 377,836
                                                               2004        1.263           1.434                 331,135
                                                               2003        0.976           1.263                 124,930
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.268           1.294                      --
                                                               2004        1.191           1.268                      --
                                                               2003        0.977           1.191                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.154           1.158                      --
                                                               2004        1.105           1.154                      --
                                                               2003        1.010           1.105                      --
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.304           1.331                 418,030
                                                               2004        1.209           1.304                 393,773
                                                               2003        0.967           1.209                 143,964
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.388           1.423                      --
                                                               2004        1.310           1.388                      --
                                                               2003        0.966           1.310                      --
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.529           1.676                      --
                                                               2004        1.296           1.529                      --
                                                               2003        0.983           1.296                      --
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.495           1.521                 145,348
                                                               2004        1.329           1.495                 113,336
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.365           1.380                 279,776
                                                               2004        1.238           1.365                 163,189
                                                               2003        1.000           1.238                   6,050

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.522           1.612                 216,566
                                                               2004        1.253           1.522                 114,516
                                                               2003        1.000           1.253                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.110                 464,685
                                                               2004        1.043           1.111                 214,161
                                                               2003        1.000           1.043                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.068           1.071               1,035,472
                                                               2004        1.040           1.068                 714,714
                                                               2003        1.012           1.040                  27,193
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
    (5/01)..................................................   2005        1.303           1.368                      --
                                                               2004        1.238           1.303                      --
                                                               2003        0.958           1.238                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.422           1.562                   3,198
                                                               2004        1.251           1.422                   3,198
                                                               2003        0.994           1.251                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.767           1.851                 238,322
                                                               2004        1.431           1.767                 203,643

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.431                  82,176
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.385           1.410                 260,182
                                                               2004        1.306           1.385                 267,262
                                                               2003        0.960           1.306                  59,804
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.341           1.398                 151,318
                                                               2004        1.241           1.341                  70,944
                                                               2003        0.958           1.241                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.592           1.635                 145,079
                                                               2004        1.413           1.592                 156,147
                                                               2003        0.970           1.413                   9,472
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.178           1.150                      --
                                                               2004        1.164           1.178                      --
                                                               2003        0.963           1.164                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.270           1.322                      --
                                                               2004        1.261           1.270                      --
                                                               2003        0.960           1.261                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.301           1.341                 143,582
                                                               2004        1.247           1.301                  80,817
                                                               2003        0.969           1.247                      --
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.201           1.226                  23,153
                                                               2004        1.169           1.201                  23,285
                                                               2003        0.979           1.169                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.337           1.395                      --
                                                               2004        1.239           1.337                      --
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.268           1.285                      --
                                                               2004        1.214           1.268                      --
                                                               2003        0.961           1.214                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.275           1.357                 164,676
                                                               2004        1.224           1.275                 122,713
                                                               2003        0.967           1.224                   2,233
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.323           1.353                 284,705
                                                               2004        1.230           1.323                 207,293
                                                               2003        0.958           1.230                  36,353
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.230           1.308                  27,397
                                                               2004        1.179           1.230                  71,256
                                                               2003        0.967           1.179                      --
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                  45,691

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.084                 244,231

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                  38,806

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.309           1.435                 100,404
                                                               2004        1.154           1.309                  66,131
                                                               2003        0.973           1.154                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.354           1.313                      --
                                                               2004        1.227           1.354                  12,107
                                                               2003        0.971           1.227                      --
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.459           1.472                 158,902
                                                               2004        1.306           1.459                  94,124
                                                               2003        0.974           1.306                   9,691
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.226           1.236               1,333,686
                                                               2004        1.124           1.226               1,076,462
                                                               2003        0.986           1.124                  63,220
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.163                  85,935
                                                               2004        1.000           1.117                   9,859

   Mondrian International Stock Portfolio (3/02)............   2005        1.428           1.530                 220,015
                                                               2004        1.260           1.428                 157,537
                                                               2003        1.001           1.260                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.317           1.366                  10,001
                                                               2004        1.211           1.317                   3,791
                                                               2003        1.000           1.211                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.106                 256,417
                                                               2004        1.000           1.090                 103,830

   Strategic Equity Portfolio (6/00)........................   2005        1.357           1.355                  24,192
                                                               2004        1.258           1.357                  23,249
                                                               2003        0.969           1.258                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111                     270

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                     272

   Travelers Managed Income Portfolio (7/00)................   2005        1.083           1.075                      --
                                                               2004        1.076           1.083                      --
                                                               2003        1.014           1.076                      --
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.207           1.274                      --
                                                               2004        1.188           1.207                      --
                                                               2003        0.966           1.188                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.989                 154,164
                                                               2004        0.997           0.987                  96,297
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.347           1.472                      --
                                                               2004        1.252           1.347                      --
                                                               2003        0.951           1.252                      --
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.359           1.365                  15,696
                                                               2004        1.257           1.359                   7,657
                                                               2003        1.007           1.257                      --
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)...................................................   2005        1.418           1.551                      --
                                                               2004        1.230           1.418                      --
                                                               2003        0.986           1.230                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.310           1.366                      --
                                                               2004        1.210           1.310                      --
                                                               2003        0.969           1.210                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.342           1.382                      --
                                                               2004        1.366           1.342                      --
                                                               2003        0.946           1.366                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.341           1.421                      --
                                                               2004        1.240           1.341                      --
                                                               2003        0.977           1.240                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.972           0.978                      --
                                                               2004        0.985           0.972                      --
                                                               2003        0.999           0.985                      --
                                                               2002        1.000           0.999                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.253           1.323                      --
                                                               2004        1.196           1.253                      --
                                                               2003        0.959           1.196                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.532           1.573                      --
                                                               2004        1.354           1.532                      --
                                                               2003        0.974           1.354                      --
                                                               2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.406           1.608                  14,368
                                                               2004        1.246           1.406                  15,205
                                                               2003        0.991           1.246                      --
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.628           1.881                 434,766
                                                               2004        1.334           1.628                 257,511
                                                               2003        0.986           1.334                      --
                                                               2002        1.000           0.986                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                             VINTAGE II (SERIES II)

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.128           1.314                   7,493
                                                               2004        0.958           1.128                      --
                                                               2003        0.779           0.958                      --
                                                               2002        1.000           0.779                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.124           1.158                  26,385
                                                               2004        1.025           1.124                  25,030
                                                               2003        0.787           1.025                   3,941
                                                               2002        1.000           0.787                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        0.783           0.886                  12,418
                                                               2004        0.734           0.783                  12,938
                                                               2003        0.604           0.734                      --
                                                               2002        0.886           0.604                      --
                                                               2001        1.000           0.886                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.120           1.258                 599,544
                                                               2004        1.002           1.120                 354,206
                                                               2003        0.752           1.002                  48,343
                                                               2002        0.894           0.752                      --
                                                               2001        1.000           0.894                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.970           1.110               1,667,796
                                                               2004        0.875           0.970               1,107,265
                                                               2003        0.649           0.875                 109,171
                                                               2002        0.872           0.649                      --
                                                               2001        1.000           0.872                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.093           1.140               1,455,115
                                                               2004        1.005           1.093               1,074,777
                                                               2003        0.771           1.005                  64,249
                                                               2002        0.958           0.771                      --
                                                               2001        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.634           1.725                      --
                                                               2004        1.262           1.634                      --
                                                               2003        0.956           1.262                      --
                                                               2002        1.000           0.956                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.209           1.312                      --
                                                               2004        1.074           1.209                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.309                  87,013
                                                               2004        1.068           1.207                  55,627
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.035                  41,954

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        0.971           1.002                 196,099
                                                               2004        0.884           0.971                 108,496
                                                               2003        0.654           0.884                      --
                                                               2002        0.931           0.654                      --
                                                               2001        1.000           0.931                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.155           1.258                 257,737
                                                               2004        1.041           1.155                 152,523
                                                               2003        0.844           1.041                  40,328
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.778           2.232                 125,111
                                                               2004        1.447           1.778                  34,186
                                                               2003        1.000           1.447                     664

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.092           1.185                 358,603
                                                               2004        0.935           1.092                 206,196

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.718           0.935                   1,815
                                                               2002        0.895           0.718                      --
                                                               2001        1.000           0.895                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.177           1.263                 205,466
                                                               2004        1.030           1.177                  83,145
                                                               2003        0.791           1.030                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.003           1.030                 658,853
                                                               2004        0.936           1.003                 360,370
                                                               2003        0.763           0.936                  21,107
                                                               2002        0.939           0.763                      --
                                                               2001        1.000           0.939                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.191           1.203                 165,382
                                                               2004        1.133           1.191                 153,517
                                                               2003        1.029           1.133                   1,196
                                                               2002        0.996           1.029                      --
                                                               2001        1.000           0.996                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.954           0.980                  60,653
                                                               2004        0.878           0.954                  56,171
                                                               2003        0.698           0.878                      --
                                                               2002        0.913           0.698                      --
                                                               2001        1.000           0.913                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.034           1.068               1,252,208
                                                               2004        0.970           1.034                 815,357
                                                               2003        0.710           0.970                  30,172
                                                               2002        0.916           0.710                      --
                                                               2001        1.000           0.916                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.877           0.968                   8,092
                                                               2004        0.739           0.877                   6,396
                                                               2003        0.556           0.739                   2,441
                                                               2002        0.786           0.556                      --
                                                               2001        1.000           0.786                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.511           1.548                 111,698
                                                               2004        1.335           1.511                  42,908
                                                               2003        1.000           1.335                   2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.380           1.404                 144,845
                                                               2004        1.244           1.380                 142,571
                                                               2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.538           1.640                 192,963
                                                               2004        1.259           1.538                  37,271
                                                               2003        1.000           1.259                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.124           1.130                 637,239
                                                               2004        1.047           1.124                 309,675
                                                               2003        1.000           1.047                  19,465

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.197           1.208                 855,028
                                                               2004        1.159           1.197                 664,766
                                                               2003        1.120           1.159                  57,268
                                                               2002        1.042           1.120                      --
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.055           1.167                      --
                                                               2004        0.922           1.055                      --
                                                               2003        0.728           0.922                      --
                                                               2002        0.898           0.728                      --
                                                               2001        1.000           0.898                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.520           1.603                  55,960
                                                               2004        1.223           1.520                  14,805
                                                               2003        0.829           1.223                   4,897
                                                               2002        1.030           0.829                      --
                                                               2001        1.000           1.030                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.015           1.041                 112,651
                                                               2004        0.952           1.015                  98,802
                                                               2003        0.695           0.952                      --
                                                               2002        0.941           0.695                      --
                                                               2001        1.000           0.941                      --

   Investors Fund -- Class I (1/01).........................   2005        1.000           1.049                  79,363
                                                               2004        0.920           1.000                  71,911
                                                               2003        0.705           0.920                  14,535
                                                               2002        0.931           0.705                      --
                                                               2001        1.000           0.931                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.999           1.032                  14,146
                                                               2004        0.881           0.999                  10,016
                                                               2003        0.601           0.881                   2,108
                                                               2002        0.934           0.601                      --
                                                               2001        1.000           0.934                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.812           0.799                  77,344
                                                               2004        0.798           0.812                  36,497
                                                               2003        0.656           0.798                   3,387
                                                               2002        0.900           0.656                      --
                                                               2001        1.000           0.900                      --

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2005        0.881           0.923                   2,029
                                                               2004        0.869           0.881                   2,029
                                                               2003        0.657           0.869                      --
                                                               2002        0.911           0.657                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth
   and Value (10/02)........................................   2005        1.443           1.497                 804,209
                                                               2004        1.374           1.443                 623,494
                                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.290           1.325               1,353,403
                                                               2004        1.247           1.290                 915,145
                                                               2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.512           1.587                 612,686
                                                               2004        1.392           1.512                 428,665
                                                               2003        1.074           1.392                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.429           1.457                  20,388
                                                               2004        1.359           1.429                  13,357
                                                               2003        1.069           1.359                     749
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.885           0.948                   4,221
                                                               2004        0.844           0.885                   2,495
                                                               2003        0.662           0.844                      --
                                                               2002        0.883           0.662                      --
                                                               2001        1.000           0.883                      --

   Equity Income Portfolio (10/00)..........................   2005        1.112           1.145                 144,301
                                                               2004        1.027           1.112                 106,627
                                                               2003        0.795           1.027                   1,236
                                                               2002        0.938           0.795                      --
                                                               2001        1.000           0.938                      --

   Large Cap Portfolio (6/00)...............................   2005        0.864           0.925                      --
                                                               2004        0.823           0.864                      --
                                                               2003        0.670           0.823                      --
                                                               2002        0.881           0.670                      --
                                                               2001        1.000           0.881                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.110                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.021                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.055                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.088                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.032                  17,473

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.869           0.959                 130,617
                                                               2004        0.761           0.869                  14,141
                                                               2003        0.637           0.761                     132
                                                               2002        0.864           0.637                      --
                                                               2001        1.000           0.864                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.766           0.743                      --
                                                               2004        0.689           0.766                  30,876
                                                               2003        0.542           0.689                      --
                                                               2002        0.836           0.542                      --
                                                               2001        1.000           0.836                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.835           0.848                  26,677
                                                               2004        0.743           0.835                      --
                                                               2003        0.550           0.743                      --
                                                               2002        1.000           0.550                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.147           1.163               1,651,026
                                                               2004        1.044           1.147               1,076,243
                                                               2003        0.910           1.044                 134,780
                                                               2002        0.975           0.910                      --
                                                               2001        1.000           0.975                      --

   MFS Value Portfolio (5/04)...............................   2005        1.121           1.176                 140,928
                                                               2004        1.000           1.121                  16,893

   Mondrian International Stock Portfolio (3/02)............   2005        1.221           1.317                  33,147
                                                               2004        1.071           1.221                  36,442
                                                               2003        0.845           1.071                      --
                                                               2002        1.000           0.845                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.331           1.390                  11,626
                                                               2004        1.216           1.331                  10,551
                                                               2003        1.000           1.216                      64

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.037           1.040                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.095           1.118                 156,421
                                                               2004        1.000           1.095                  33,364

   Strategic Equity Portfolio (6/00)........................   2005        0.789           0.793                      --
                                                               2004        0.727           0.789                      --
                                                               2003        0.556           0.727                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.116                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.112                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.098           1.097                 110,157
                                                               2004        1.084           1.098                 101,718
                                                               2003        1.015           1.084                   1,150
                                                               2002        1.008           1.015                      --
                                                               2001        1.000           1.008                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.814           0.864                      --
                                                               2004        0.795           0.814                      --
                                                               2003        0.643           0.795                      --
                                                               2002        0.923           0.643                      --
                                                               2001        1.000           0.923                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.996           1.004                  21,267
                                                               2004        0.999           0.996                  44,674
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        0.870           0.957               1,615,870
                                                               2004        0.803           0.870               1,064,925
                                                               2003        0.606           0.803                  68,808

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        0.913           0.606                      --
                                                               2001        1.000           0.913                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.215           1.228                 267,576
                                                               2004        1.116           1.215                 198,065
                                                               2003        0.889           1.116                  24,446
                                                               2002        0.932           0.889                      --
                                                               2001        1.000           0.932                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.984           1.020                 106,624
                                                               2004        0.995           0.984                 100,138
                                                               2003        0.684           0.995                  16,090
                                                               2002        0.923           0.684                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.029           1.098                 221,381
                                                               2004        0.946           1.029                 206,573
                                                               2003        0.740           0.946                  46,991
                                                               2002        0.929           0.740                      --
                                                               2001        1.000           0.929                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.990           1.002                  20,026
                                                               2004        0.996           0.990                 143,313
                                                               2003        1.004           0.996                   4,691
                                                               2002        1.007           1.004                      --
                                                               2001        1.000           1.007                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.745           0.792                  62,111
                                                               2004        0.706           0.745                  43,996
                                                               2003        0.563           0.706                      --
                                                               2002        0.846           0.563                      --
                                                               2001        1.000           0.846                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.093           1.129                  39,861
                                                               2004        0.959           1.093                  34,142
                                                               2003        0.686           0.959                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2002        0.937           0.686                      --
                                                               2001        1.000           0.937                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.209           1.392                 237,522
                                                               2004        1.064           1.209                  62,969
                                                               2003        0.842           1.064                      --
                                                               2002        0.943           0.842                      --
                                                               2001        1.000           0.943                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.432           1.665                 484,446
                                                               2004        1.166           1.432                 270,065
                                                               2003        0.856           1.166                   6,840
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.127           1.311                      --
                                                               2004        0.957           1.127                      --
                                                               2003        0.778           0.957                      --
                                                               2002        1.000           0.778                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.122           1.156                      --
                                                               2004        1.025           1.122                      --
                                                               2003        0.787           1.025                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        0.663           0.749                  17,737
                                                               2004        0.621           0.663                  21,358
                                                               2003        0.511           0.621                  28,250
                                                               2002        0.751           0.511                  36,065
                                                               2001        0.924           0.751                  37,053
                                                               2000        1.055           0.924                  37,068

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.022           1.147                  37,535
                                                               2004        0.914           1.022                  37,544
                                                               2003        0.686           0.914                  31,673
                                                               2002        0.817           0.686                  40,766
                                                               2001        0.967           0.817                  41,734
                                                               2000        1.334           0.967                  31,450

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.073           1.228                  17,583
                                                               2004        0.969           1.073                  31,773
                                                               2003        0.719           0.969                  27,545
                                                               2002        0.967           0.719                  27,113
                                                               2001        1.200           0.967                  20,474
                                                               2000        1.247           1.200                   9,891

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.270           1.324                  53,549
                                                               2004        1.169           1.270                  52,842
                                                               2003        0.896           1.169                  55,704
                                                               2002        1.115           0.896                   8,489
                                                               2001        1.104           1.115                      --
                                                               2000        0.994           1.104                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.632           1.722                      --
                                                               2004        1.261           1.632                      --
                                                               2003        0.956           1.261                      --
                                                               2002        1.000           0.956                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.311                      --
                                                               2004        1.074           1.208                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.206           1.308                   8,787
                                                               2004        1.067           1.206                   7,889
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.034                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        0.868           0.895                   6,626
                                                               2004        0.790           0.868                   6,633
                                                               2003        0.585           0.790                      --
                                                               2002        0.833           0.585                      --
                                                               2001        0.998           0.833                      --
                                                               2000        1.355           0.998                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.153           1.256                  61,444
                                                               2004        1.040           1.153                  63,631
                                                               2003        0.844           1.040                  65,759
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.776           2.229                   2,076
                                                               2004        1.446           1.776                   2,082
                                                               2003        1.000           1.446                   2,084

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.079           1.171                   7,536
                                                               2004        0.925           1.079                   7,538
                                                               2003        0.710           0.925                   8,660
                                                               2002        0.886           0.710                  12,719
                                                               2001        1.071           0.886                  13,265
                                                               2000        1.057           1.071                  11,090

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.176           1.260                      --
                                                               2004        1.029           1.176                      --
                                                               2003        0.791           1.029                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.032           1.060                  16,184
                                                               2004        0.964           1.032                  17,692
                                                               2003        0.786           0.964                      --
                                                               2002        0.968           0.786                      --
                                                               2001        1.024           0.968                      --
                                                               2000        1.035           1.024                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.226           1.238                      --
                                                               2004        1.166           1.226                      --
                                                               2003        1.060           1.166                      --
                                                               2002        1.027           1.060                      --
                                                               2001        1.011           1.027                      --
                                                               2000        1.010           1.011                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.857           0.880                      --
                                                               2004        0.790           0.857                   3,911
                                                               2003        0.628           0.790                   3,916
                                                               2002        0.822           0.628                   5,111
                                                               2001        0.952           0.822                   6,152
                                                               2000        1.075           0.952                   6,152

   Fundamental Value Portfolio (6/00).......................   2005        1.293           1.334                  64,300
                                                               2004        1.214           1.293                  66,822
                                                               2003        0.889           1.214                  61,484
                                                               2002        1.147           0.889                  20,824
                                                               2001        1.230           1.147                  20,828
                                                               2000        1.099           1.230                  16,815

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.446           0.492                      --
                                                               2004        0.376           0.446                   4,174
                                                               2003        0.283           0.376                   4,179
                                                               2002        0.400           0.283                   5,460
                                                               2001        0.673           0.400                   6,578
                                                               2000        1.000           0.673                   6,578

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.510           1.546                      --
                                                               2004        1.334           1.510                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.379           1.402                   1,706
                                                               2004        1.243           1.379                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.537           1.638                      --
                                                               2004        1.258           1.537                      --
                                                               2003        1.000           1.258                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.123           1.128                   1,679
                                                               2004        1.047           1.123                      --
                                                               2003        1.000           1.047                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.207           1.217                   8,970
                                                               2004        1.168           1.207                   8,983
                                                               2003        1.130           1.168                   8,992
                                                               2002        1.052           1.130                   3,340
                                                               2001        1.000           1.052                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.005           1.111                      --
                                                               2004        0.879           1.005                      --
                                                               2003        0.694           0.879                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.602           1.689                      --
                                                               2004        1.289           1.602                      --
                                                               2003        0.875           1.289                      --
                                                               2002        1.087           0.875                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.299           1.331                      --
                                                               2004        1.218           1.299                      --
                                                               2003        0.890           1.218                      --
                                                               2002        1.206           0.890                      --
                                                               2001        1.202           1.206                      --
                                                               2000        1.194           1.202                      --

   Investors Fund -- Class I (1/01).........................   2005        1.182           1.240                      --
                                                               2004        1.088           1.182                      --
                                                               2003        0.835           1.088                      --
                                                               2002        1.102           0.835                      --
                                                               2001        1.193           1.102                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.280           1.322                      --
                                                               2004        1.129           1.280                      --
                                                               2003        0.770           1.129                      --
                                                               2002        1.198           0.770                      --
                                                               2001        1.312           1.198                      --
                                                               2000        1.481           1.312                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.805           0.791                      --
                                                               2004        0.791           0.805                      --
                                                               2003        0.650           0.791                      --
                                                               2002        0.893           0.650                      --
                                                               2001        1.000           0.893                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.863           0.903                      --
                                                               2004        0.852           0.863                      --
                                                               2003        0.644           0.852                      --
                                                               2002        0.894           0.644                      --
                                                               2001        1.000           0.894                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.442           1.494                  17,662
                                                               2004        1.373           1.442                  17,683
                                                               2003        1.061           1.373                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.289           1.323                      --
                                                               2004        1.246           1.289                      --
                                                               2003        1.038           1.246                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.510           1.584                      --
                                                               2004        1.391           1.510                      --
                                                               2003        1.074           1.391                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.427           1.455                      --
                                                               2004        1.358           1.427                      --
                                                               2003        1.069           1.358                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.864           0.925                      --
                                                               2004        0.824           0.864                      --
                                                               2003        0.647           0.824                      --
                                                               2002        0.863           0.647                      --
                                                               2001        1.000           0.863                      --

   Equity Income Portfolio (10/00)..........................   2005        1.185           1.219                      --
                                                               2004        1.095           1.185                      --
                                                               2003        0.848           1.095                   1,373
                                                               2002        1.001           0.848                   7,261
                                                               2001        1.089           1.001                   7,274
                                                               2000        1.058           1.089                      --

   Large Cap Portfolio (6/00)...............................   2005        0.715           0.765                      --
                                                               2004        0.681           0.715                   5,924
                                                               2003        0.555           0.681                  13,468

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Large Cap Portfolio  (continued).........................   2002        0.730           0.555                  15,294
                                                               2001        0.897           0.730                  16,878
                                                               2000        1.048           0.897                  16,886

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.110                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.021                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.055                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.088                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.032                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.755           0.833                      --
                                                               2004        0.662           0.755                      --
                                                               2003        0.555           0.662                      --
                                                               2002        0.753           0.555                      --
                                                               2001        0.986           0.753                      --
                                                               2000        1.106           0.986                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.647           0.627                      --
                                                               2004        0.583           0.647                   8,071
                                                               2003        0.458           0.583                  12,511
                                                               2002        0.708           0.458                  16,874
                                                               2001        1.126           0.708                  17,697
                                                               2000        1.559           1.126                  17,705

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.834           0.846                   3,956
                                                               2004        0.742           0.834                      --
                                                               2003        0.550           0.742                      --
                                                               2002        1.000           0.550                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.326           1.345                   9,243
                                                               2004        1.209           1.326                   7,853
                                                               2003        1.053           1.209                      --
                                                               2002        1.129           1.053                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Total Return Portfolio  (continued)..................   2001        1.147           1.129                      --
                                                               2000        1.025           1.147                      --

   MFS Value Portfolio (5/04)...............................   2005        1.121           1.175                      --
                                                               2004        1.000           1.121                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.219           1.315                      --
                                                               2004        1.070           1.219                      --
                                                               2003        0.845           1.070                      --
                                                               2002        1.000           0.845                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.330           1.388                   4,465
                                                               2004        1.216           1.330                   4,469
                                                               2003        1.000           1.216                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.040                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.094           1.117                      --
                                                               2004        1.000           1.094                      --

   Strategic Equity Portfolio (6/00)........................   2005        0.720           0.723                  22,832
                                                               2004        0.663           0.720                  22,836
                                                               2003        0.508           0.663                  24,675
                                                               2002        0.777           0.508                  39,639
                                                               2001        0.911           0.777                  48,566
                                                               2000        1.107           0.911                  37,107

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.115                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.111                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.207           1.205                  11,617
                                                               2004        1.192           1.207                      --
                                                               2003        1.116           1.192                      --
                                                               2002        1.109           1.116                      --
                                                               2001        1.056           1.109                      --
                                                               2000        1.018           1.056                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.656           0.696                  16,759
                                                               2004        0.641           0.656                  16,759

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Van Kampen Enterprise Portfolio  (continued).............   2003        0.519           0.641                  16,759
                                                               2002        0.746           0.519                  16,759
                                                               2001        0.962           0.746                  16,759
                                                               2000        1.195           0.962                  16,759

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.995           1.003                      --
                                                               2004        0.999           0.995                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.238           1.361                  51,217
                                                               2004        1.143           1.238                  51,222
                                                               2003        0.863           1.143                  34,451
                                                               2002        1.302           0.863                  19,990
                                                               2001        1.378           1.302                   6,781
                                                               2000        1.490           1.378                   4,445

   Smith Barney High Income Portfolio (8/00)................   2005        1.134           1.146                   5,209
                                                               2004        1.043           1.134                   5,214
                                                               2003        0.830           1.043                      --
                                                               2002        0.872           0.830                      --
                                                               2001        0.920           0.872                      --
                                                               2000        0.992           0.920                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.914           0.947                      --
                                                               2004        0.925           0.914                      --
                                                               2003        0.637           0.925                      --
                                                               2002        0.860           0.637                  16,919
                                                               2001        0.998           0.860                  16,933
                                                               2000        1.083           0.998                  16,933

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.333           1.422                   8,689
                                                               2004        1.226           1.333                   8,689
                                                               2003        0.960           1.226                   9,354
                                                               2002        1.205           0.960                  12,931
                                                               2001        1.360           1.205                  12,948
                                                               2000        1.224           1.360                  11,658

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.052           1.065                   4,914
                                                               2004        1.059           1.052                   5,375

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Smith Barney Money Market Portfolio  (continued).........   2003        1.069           1.059                     490
                                                               2002        1.072           1.069                     949
                                                               2001        1.050           1.072                     952
                                                               2000        1.011           1.050                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.704           0.749                      --
                                                               2004        0.668           0.704                   2,675
                                                               2003        0.533           0.668                   6,938
                                                               2002        0.802           0.533                   7,766
                                                               2001        1.189           0.802                   8,488
                                                               2000        1.699           1.189                   8,492

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.100           1.136                      --
                                                               2004        0.966           1.100                      --
                                                               2003        0.691           0.966                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.154           1.328                  10,048
                                                               2004        1.017           1.154                  10,052
                                                               2003        0.804           1.017                  10,056
                                                               2002        0.902           0.804                   4,865
                                                               2001        1.045           0.902                   5,854
                                                               2000        1.112           1.045                   5,854

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.430           1.662                   8,258
                                                               2004        1.165           1.430                   5,974
                                                               2003        0.856           1.165                   5,974
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.348           1.567                      --
                                                               2004        1.147           1.348                      --
                                                               2003        1.000           1.147                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.227           1.263                  12,996
                                                               2004        1.122           1.227                   4,346
                                                               2003        1.000           1.122                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.167           1.318                      --
                                                               2004        1.095           1.167                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.328           1.490                   6,187
                                                               2004        1.189           1.328                      --
                                                               2003        1.000           1.189                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.274           1.456                  62,804
                                                               2004        1.151           1.274                  29,296
                                                               2003        1.000           1.151                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.247           1.298                  57,744
                                                               2004        1.149           1.247                  30,166
                                                               2003        1.000           1.149                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.480           1.560                      --
                                                               2004        1.145           1.480                      --
                                                               2003        1.000           1.145                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.308                      --
                                                               2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.305                  23,642
                                                               2004        1.067           1.205                  18,002
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.034                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (2/00)....................................   2005        1.310           1.350                   6,038
                                                               2004        1.194           1.310                   5,064
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.240           1.348                   6,605
                                                               2004        1.119           1.240                      --
                                                               2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.552           1.945                   3,560
                                                               2004        1.265           1.552                      --
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.373           1.488                  27,738
                                                               2004        1.177           1.373                   4,847
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.327           1.422                      --
                                                               2004        1.163           1.327                      --
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.200           1.231                  54,381
                                                               2004        1.121           1.200                  47,733
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.112           1.122                   4,191
                                                               2004        1.059           1.112                   3,063
                                                               2003        1.000           1.059                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.227           1.258                      --
                                                               2004        1.132           1.227                      --
                                                               2003        1.000           1.132                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.246           1.284                  33,558
                                                               2004        1.171           1.246                  24,946
                                                               2003        1.000           1.171                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.355           1.493                      --
                                                               2004        1.144           1.355                      --
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.328           1.358                      --
                                                               2004        1.175           1.328                      --
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.266           1.285                   6,003
                                                               2004        1.142           1.266                      --
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.413           1.504                  19,207
                                                               2004        1.158           1.413                      --
                                                               2003        1.000           1.158                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                  22,356
                                                               2004        1.048           1.122                      --
                                                               2003        1.000           1.048                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.059           1.067                  35,033
                                                               2004        1.026           1.059                   3,258
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.351           1.491                      --
                                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.537           1.619                   2,121
                                                               2004        1.238           1.537                      --
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.248           1.278                      --
                                                               2004        1.172           1.248                      --
                                                               2003        1.000           1.172                      --

   Investors Fund -- Class I (1/01).........................   2005        1.247           1.307                   5,929
                                                               2004        1.149           1.247                      --
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.402           1.447                      --
                                                               2004        1.239           1.402                      --
                                                               2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.122           1.101                      --
                                                               2004        1.103           1.122                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.167           1.220                      --
                                                               2004        1.153           1.167                      --
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.186           1.228                  98,845
                                                               2004        1.131           1.186                  84,029
                                                               2003        1.000           1.131                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.127           1.155                  81,936
                                                               2004        1.091           1.127                  38,331
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.238           1.298                      --
                                                               2004        1.142           1.238                      --
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.180           1.202                      --
                                                               2004        1.124           1.180                      --
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.193           1.276                      --
                                                               2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   Equity Income Portfolio (10/00)..........................   2005        1.226           1.260                   1,775
                                                               2004        1.134           1.226                      --
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (6/00)...............................   2005        1.179           1.260                   3,224
                                                               2004        1.125           1.179                      --
                                                               2003        1.000           1.125                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.020                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                  11,973

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.031                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.244           1.371                      --
                                                               2004        1.091           1.244                      --
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.228           1.191                      --
                                                               2004        1.107           1.228                      --
                                                               2003        1.000           1.107                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.272           1.290                      --
                                                               2004        1.134           1.272                      --
                                                               2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.185           1.200                  11,550
                                                               2004        1.080           1.185                      --
                                                               2003        1.000           1.080                      --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.173                   8,558
                                                               2004        1.000           1.120                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.321           1.423                  10,672
                                                               2004        1.160           1.321                      --
                                                               2003        1.000           1.160                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.234           1.286                      --
                                                               2004        1.129           1.234                      --
                                                               2003        1.000           1.129                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.094           1.115                   6,653
                                                               2004        1.000           1.094                      --

   Strategic Equity Portfolio (6/00)........................   2005        1.213           1.217                      --
                                                               2004        1.118           1.213                      --
                                                               2003        1.000           1.118                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.115                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.111                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.043           1.040                  15,500
                                                               2004        1.031           1.043                  17,272
                                                               2003        1.000           1.031                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.155           1.225                   1,419
                                                               2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.001                      --
                                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.230           1.351                  37,603
                                                               2004        1.138           1.230                  11,227
                                                               2003        1.000           1.138                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.198           1.210                      --
                                                               2004        1.103           1.198                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.156           1.196                      --
                                                               2004        1.171           1.156                      --
                                                               2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.260           1.343                   5,217
                                                               2004        1.160           1.260                   5,219
                                                               2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.988           0.999                  21,906
                                                               2004        0.996           0.988                  19,959
                                                               2003        1.000           0.996                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.176           1.249                      --
                                                               2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.406           1.451                   1,274
                                                               2004        1.237           1.406                      --
                                                               2003        1.000           1.237                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
--------------                                                 ----    -------------   -------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.297           1.490                  24,118
                                                               2004        1.143           1.297                   5,023
                                                               2003        1.000           1.143                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.471           1.708                  14,767
                                                               2004        1.200           1.471                      --
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.398           1.624                       --
                                                               2004        1.189           1.398                       --
                                                               2003        0.969           1.189                       --
                                                               2002        1.000           0.969                       --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.232           1.279                   12,254
                                                               2004        1.184           1.232                   12,254
                                                               2003        0.963           1.184                   12,254
                                                               2002        1.000           0.963                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.365           1.403                   82,201
                                                               2004        1.248           1.365                   66,221
                                                               2003        0.960           1.248                   55,990
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.224           1.383                   22,639
                                                               2004        1.150           1.224                   29,427
                                                               2003        0.948           1.150                   28,838
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.461           1.639                  236,271
                                                               2004        1.309           1.461                  197,563
                                                               2003        0.985           1.309                  144,510
                                                               2002        1.000           0.985                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.429           1.633                  811,971
                                                               2004        1.292           1.429                  841,707
                                                               2003        0.961           1.292                  674,663
                                                               2002        1.000           0.961                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.372           1.428                1,334,060
                                                               2004        1.265           1.372                1,302,700
                                                               2003        0.971           1.265                1,117,921
                                                               2002        1.000           0.971                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                                   ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02).............  2005        1.711           1.803                       --
                                                                   2004        1.325           1.711                       --
                                                                   2003        1.005           1.325                       --
                                                                   2002        1.000           1.005                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)......  2005        1.206           1.306                   13,365
                                                                   2004        1.074           1.206                    1,394
                                                                   2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III (11/03)....  2005        1.204           1.304                   44,116
                                                                   2004        1.067           1.204                   32,153
                                                                   2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05).....  2005        1.000           1.033                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00).................................................  2005        1.433           1.476                  175,725
                                                                   2004        1.307           1.433                  250,989
                                                                   2003        0.969           1.307                  158,368
                                                                   2002        1.000           0.969                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)........  2005        1.355           1.473                  182,584
                                                                   2004        1.223           1.355                  169,564
                                                                   2003        0.994           1.223                  140,562
                                                                   2002        1.000           0.994                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).................................................  2005        1.772           2.220                   17,251
                                                                   2004        1.445           1.772                   10,971
                                                                   2003        1.000           1.445                      688

   Templeton Foreign Securities Fund -- Class 2
    Shares (2/00) ...............................................  2005        1.498           1.623                  404,959
                                                                   2004        1.285           1.498                  410,113

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.989           1.285                 327,983
   (continued)..............................................   2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02). ..........................................   2005        1.447           1.549                  36,260
                                                               2004        1.269           1.447                  13,744
                                                               2003        0.977           1.269                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.280           1.312                 831,271
                                                               2004        1.196           1.280                 916,257
                                                               2003        0.977           1.196                 671,165
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.165           1.174                 463,407
                                                               2004        1.110           1.165                 463,361
                                                               2003        1.010           1.110                 323,056
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.316           1.349                 440,113
                                                               2004        1.214           1.316                 429,756
                                                               2003        0.967           1.214                 298,686
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.401           1.443                 718,960
                                                               2004        1.316           1.401                 762,092
                                                               2003        0.966           1.316                 544,691
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.543           1.699                   4,479
                                                               2004        1.302           1.543                  29,032
                                                               2003        0.983           1.302                  27,299
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.506           1.540                      --
                                                               2004        1.333           1.506                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.376           1.396                  24,265
                                                               2004        1.242           1.376                   2,317
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631                   7,987
                                                               2004        1.257           1.533                   7,990
                                                               2003        1.000           1.257                  37,875

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.120           1.124                 132,437
                                                               2004        1.046           1.120                  64,766
                                                               2003        1.000           1.046                  11,362

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.078           1.085               1,550,550
                                                               2004        1.045           1.078               1,513,961
                                                               2003        1.012           1.045               1,146,936
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        1.315           1.387                      --
                                                               2004        1.244           1.315                      --
                                                               2003        0.958           1.244                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.436           1.584                  68,481
                                                               2004        1.257           1.436                  91,495
                                                               2003        0.994           1.257                  63,026
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01). ..........................................   2005        1.783           1.877                 149,542
                                                               2004        1.437           1.783                 141,908


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.437                  92,122
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.397           1.430                 271,882
                                                               2004        1.312           1.397                 286,755
                                                               2003        0.960           1.312                 272,909
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.353           1.418                 196,783
                                                               2004        1.247           1.353                 212,149
                                                               2003        0.959           1.247                 120,729
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.607           1.657                  76,407
                                                               2004        1.420           1.607                 100,927
                                                               2003        0.970           1.420                  86,086
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.188           1.166                 104,305
                                                               2004        1.169           1.188                 109,777
                                                               2003        0.963           1.169                  95,035
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.282           1.340                   8,020
                                                               2004        1.267           1.282                      --
                                                               2003        0.960           1.267                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.313           1.359                 557,730
                                                               2004        1.253           1.313                 509,181
                                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.212           1.243                 769,999
                                                               2004        1.174           1.212                 841,302
                                                               2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.350           1.414                 245,996
                                                               2004        1.245           1.350                 197,082
                                                               2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.280           1.303                 105,858
                                                               2004        1.220           1.280                 102,611
                                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.287           1.376                  57,605
                                                               2004        1.229           1.287                  59,808
                                                               2003        0.967           1.229                  36,030
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.335           1.372                 666,567
                                                               2004        1.236           1.335                 788,266
                                                               2003        0.958           1.236                 636,759
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.241           1.326                  47,779
                                                               2004        1.185           1.241                  47,608
                                                               2003        0.967           1.185                  43,368
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                      --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.020                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.031                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.321           1.455                  33,676
                                                               2004        1.159           1.321                  34,564
                                                               2003        0.973           1.159                  30,330
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.367           1.326                      --
                                                               2004        1.233           1.367                  50,357
                                                               2003        0.971           1.233                  40,047
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.472           1.492                  27,340
                                                               2004        1.313           1.472                      --
                                                               2003        0.974           1.313                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.238           1.253                 832,099
                                                               2004        1.130           1.238                 728,909
                                                               2003        0.986           1.130                 547,413
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.172                      --
                                                               2004        1.000           1.120                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.441           1.551                  11,804
                                                               2004        1.266           1.441                   1,103
                                                               2003        1.001           1.266                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.327           1.383                      --
                                                               2004        1.214           1.327                      --
                                                               2003        1.000           1.214                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114                   5,622
                                                               2004        1.000           1.093                   5,622

   Strategic Equity Portfolio (6/00)........................   2005        1.369           1.374                   6,178
                                                               2004        1.263           1.369                   6,178
                                                               2003        0.970           1.263                   3,196
                                                               2002        1.000           0.970                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.110                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.093           1.090                 900,220
                                                               2004        1.081           1.093                 940,269
                                                               2003        1.014           1.081                 742,399
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.219           1.292                   5,686
                                                               2004        1.193           1.219                   5,698
                                                               2003        0.966           1.193                   3,437
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.993           0.999                      --
                                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.359           1.492               1,172,756
                                                               2004        1.258           1.359               1,213,908
                                                               2003        0.951           1.258                 947,548
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.372           1.384                 871,928
                                                               2004        1.263           1.372                 938,742
                                                               2003        1.007           1.263                 727,125
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth                   2005        1.432           1.572                      --
   Portfolio (3/00).........................................
                                                               2004        1.235           1.432                      --
                                                               2003        0.986           1.235                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.322           1.385                      --
                                                               2004        1.216           1.322                      --
                                                               2003        0.969           1.216                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.354           1.401                 201,200
                                                               2004        1.373           1.354                 208,788
                                                               2003        0.946           1.373                 205,485
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.353           1.441                 400,644
                                                               2004        1.246           1.353                 403,080
                                                               2003        0.977           1.246                 336,263
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.992                 873,271
                                                               2004        0.989           0.981               1,254,797
                                                               2003        1.000           0.989                 538,435
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.264           1.342                  96,541
                                                               2004        1.201           1.264                 107,315
                                                               2003        0.960           1.201                  90,811
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.546           1.595                  57,413
                                                               2004        1.360           1.546                  78,814
                                                               2003        0.975           1.360                  81,449
                                                               2002        1.000           0.975                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.419           1.630                 425,379
                                                               2004        1.251           1.419                 401,681
                                                               2003        0.992           1.251                 360,610
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.643           1.907                 258,487
                                                               2004        1.341           1.643                 299,647
                                                               2003        0.986           1.341                 213,509
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.121           1.302                  36,894
                                                               2004        0.954           1.121                  20,151
                                                               2003        0.777           0.954                  14,371
                                                               2002        1.000           0.777                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.794           0.824                      --
                                                               2004        0.764           0.794                      --
                                                               2003        0.621           0.764                      --
                                                               2002        0.907           0.621                      --
                                                               2001        1.000           0.907                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.116           1.147                      --
                                                               2004        1.021           1.116                      --
                                                               2003        0.786           1.021                      --
                                                               2002        1.000           0.786                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        0.776           0.876                   2,359
                                                               2004        0.729           0.776                   2,370
                                                               2003        0.601           0.729                   2,374
                                                               2002        0.885           0.601                      --
                                                               2001        1.000           0.885                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.110           1.244                 189,172
                                                               2004        0.995           1.110                  86,407
                                                               2003        0.749           0.995                      --
                                                               2002        0.893           0.749                      --
                                                               2001        1.000           0.893                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.961           1.097                 318,044
                                                               2004        0.869           0.961                 142,633
                                                               2003        0.647           0.869                     939
                                                               2002        0.871           0.647                      --
                                                               2001        1.000           0.871                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.084           1.127                  484,514
                                                               2004        0.999           1.084                  471,293
                                                               2003        0.768           0.999                       --
                                                               2002        0.957           0.768                       --
                                                               2001        1.000           0.957                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.623           1.709                   82,644
                                                               2004        1.257           1.623                   59,655
                                                               2003        0.954           1.257                   21,110
                                                               2002        1.000           0.954                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03).. ...............................................   2005        1.205           1.305                   14,627
                                                               2004        1.074           1.205                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.203           1.302                    4,729
                                                               2004        1.067           1.203                       --
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05). ..........................................   2005        1.000           1.033                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.962           0.991                       --
                                                               2004        0.878           0.962                       --
                                                               2003        0.651           0.878                       --
                                                               2002        0.929           0.651                       --
                                                               2001        1.000           0.929                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.147           1.246                   89,615
                                                               2004        1.036           1.147                   60,112
                                                               2003        0.843           1.036                       --
                                                               2002        1.000           0.843                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Developing Markets Securities Fund -- Class 2     2005        1.770           2.217                   60,250
   Shares (5/03)............................................
                                                               2004        1.444           1.770                   12,110
                                                               2003        1.000           1.444                    1,599

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.082           1.172                   17,880
                                                               2004        0.929           1.082                       --
                                                               2003        0.715           0.929                       --
                                                               2002        0.894           0.715                       --
                                                               2001        1.000           0.894                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02). .................................................   2005        1.169           1.251                  127,988
                                                               2004        1.026           1.169                   71,930
                                                               2003        0.790           1.026                       --
                                                               2002        1.000           0.790                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        0.994           1.019                    6,064
                                                               2004        0.930           0.994                       --
                                                               2003        0.760           0.930                       --
                                                               2002        0.937           0.760                       --
                                                               2001        1.000           0.937                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.181           1.190                       --
                                                               2004        1.126           1.181                       --
                                                               2003        1.025           1.126                       --
                                                               2002        0.995           1.025                       --
                                                               2001        1.000           0.995                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.946           0.969                  283,227
                                                               2004        0.873           0.946                  169,018
                                                               2003        0.695           0.873                   46,366
                                                               2002        0.912           0.695                       --
                                                               2001        1.000           0.912                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.025           1.056                    7,808
                                                               2004        0.964           1.025                       --
                                                               2003        0.708           0.964                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Fundamental Value Portfolio  (continued).................   2002        0.915           0.708                       --
                                                               2001        1.000           0.915                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.869           0.957                       --
                                                               2004        0.734           0.869                       --
                                                               2003        0.554           0.734                       --
                                                               2002        0.785           0.554                       --
                                                               2001        1.000           0.785                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.505           1.538                   35,017
                                                               2004        1.333           1.505                   32,700
                                                               2003        1.000           1.333                    4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.374           1.394                   53,274
                                                               2004        1.242           1.374                   31,692
                                                               2003        1.000           1.242                    5,319

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.532           1.629                   66,229
                                                               2004        1.257           1.532                   49,838
                                                               2003        1.000           1.257                    5,215

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.119           1.122                  225,080
                                                               2004        1.045           1.119                  230,481
                                                               2003        1.000           1.045                       --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.187           1.195                  160,259
                                                               2004        1.151           1.187                   69,698
                                                               2003        1.115           1.151                       --
                                                               2002        1.041           1.115                       --
                                                               2001        1.000           1.041                       --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
  (5/01). ..................................................   2005        0.772           0.813                       --
                                                               2004        0.730           0.772                       --
                                                               2003        0.563           0.730                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares          2002        0.813           0.563                       --
   (continued)..............................................   2001        1.000           0.813                       --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.046           1.153                       --
                                                               2004        0.916           1.046                       --
                                                               2003        0.725           0.916                       --
                                                               2002        0.897           0.725                       --
                                                               2001        1.000           0.897                       --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01). .................................................   2005        1.507           1.585                   55,446
                                                               2004        1.215           1.507                    8,394
                                                               2003        0.826           1.215                       --
                                                               2002        1.029           0.826                       --
                                                               2001        1.000           1.029                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.006           1.029                   91,691
                                                               2004        0.946           1.006                   69,554
                                                               2003        0.692           0.946                      867
                                                               2002        0.940           0.692                       --
                                                               2001        1.000           0.940                       --

   Investors Fund -- Class I (1/01).........................   2005        0.991           1.038                   12,123
                                                               2004        0.914           0.991                   11,028
                                                               2003        0.703           0.914                       --
                                                               2002        0.929           0.703                       --
                                                               2001        1.000           0.929                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.990           1.021                   47,768
                                                               2004        0.875           0.990                   19,847
                                                               2003        0.598           0.875                    3,414
                                                               2002        0.933           0.598                       --
                                                               2001        1.000           0.933                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.805           0.790                       --
                                                               2004        0.793           0.805                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2003        0.653           0.793                       --
                                                               2002        0.898           0.653                       --
                                                               2001        1.000           0.898                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.873           0.912                       --
                                                               2004        0.864           0.873                       --
                                                               2003        0.655           0.864                       --
                                                               2002        0.910           0.655                       --
                                                               2001        1.000           0.910                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.435           1.485                       --
                                                               2004        1.370           1.435                       --
                                                               2003        1.060           1.370                       --
                                                               2002        1.000           1.060                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.283           1.314                       --
                                                               2004        1.243           1.283                       --
                                                               2003        1.037           1.243                       --
                                                               2002        1.000           1.037                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.503           1.574                       --
                                                               2004        1.388           1.503                       --
                                                               2003        1.073           1.388                       --
                                                               2002        1.000           1.073                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.421           1.446                       --
                                                               2004        1.354           1.421                       --
                                                               2003        1.068           1.354                       --
                                                               2002        1.000           1.068                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.877           0.938                   19,283
                                                               2004        0.838           0.877                   12,441
                                                               2003        0.660           0.838                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   AIM Capital Appreciation Portfolio  (continued)..........   2002        0.882           0.660                       --
                                                               2001        1.000           0.882                       --

   Equity Income Portfolio (10/00)..........................   2005        1.102           1.132                  117,232
                                                               2004        1.021           1.102                  217,227
                                                               2003        0.792           1.021                    1,123
                                                               2002        0.936           0.792                       --
                                                               2001        1.000           0.936                       --

   Large Cap Portfolio (6/00)...............................   2005        0.856           0.914                   27,487
                                                               2004        0.818           0.856                   24,729
                                                               2003        0.668           0.818                   24,729
                                                               2002        0.880           0.668                       --
                                                               2001        1.000           0.880                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                       --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.020                       --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                   24,396

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                   67,304

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                    6,911

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.861           0.948                   24,001
                                                               2004        0.756           0.861                    4,740
                                                               2003        0.635           0.756                       --
                                                               2002        0.863           0.635                       --
                                                               2001        1.000           0.863                       --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.759           0.736                       --
                                                               2004        0.685           0.759                   14,735
                                                               2003        0.540           0.685                    4,808

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio  (continued)...............   2002        0.835           0.540                       --
                                                               2001        1.000           0.835                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.829           0.840                   36,089
                                                               2004        0.740           0.829                   18,766
                                                               2003        0.549           0.740                    1,104
                                                               2002        1.000           0.549                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.137           1.150                  280,001
                                                               2004        1.038           1.137                  366,021
                                                               2003        0.906           1.038                    4,840
                                                               2002        0.973           0.906                       --
                                                               2001        1.000           0.973                       --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.171                   40,963
                                                               2004        1.000           1.120                   29,551

   Mondrian International Stock Portfolio (3/02)............   2005        1.212           1.305                   14,258
                                                               2004        1.066           1.212                       --
                                                               2003        0.843           1.066                       --
                                                               2002        1.000           0.843                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.326           1.381                   18,377
                                                               2004        1.214           1.326                   17,677
                                                               2003        1.000           1.214                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                    3,410

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114                   22,766
                                                               2004        1.000           1.093                       --

   Strategic Equity Portfolio (6/00)........................   2005        0.782           0.784                   19,848
                                                               2004        0.722           0.782                   19,856
                                                               2003        0.554           0.722                    1,584
                                                               2002        0.849           0.554                       --
                                                               2001        1.000           0.849                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.110                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.089           1.084                       --
                                                               2004        1.077           1.089                       --
                                                               2003        1.011           1.077                       --
                                                               2002        1.007           1.011                       --
                                                               2001        1.000           1.007                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.807           0.854                       --
                                                               2004        0.790           0.807                       --
                                                               2003        0.640           0.790                       --
                                                               2002        0.922           0.640                       --
                                                               2001        1.000           0.922                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.992           0.998                   34,886
                                                               2004        0.998           0.992                   12,693
                                                               2003        1.000           0.998                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        0.862           0.946                   10,956
                                                               2004        0.798           0.862                       --
                                                               2003        0.604           0.798                       --
                                                               2002        0.912           0.604                       --
                                                               2001        1.000           0.912                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.204           1.214                       --
                                                               2004        1.109           1.204                       --
                                                               2003        0.885           1.109                       --
                                                               2002        0.931           0.885                       --
                                                               2001        1.000           0.931                       --

   Smith Barney International All Cap Growth
   Portfolio (3/00).........................................   2005        0.876           0.961                       --
                                                               2004        0.756           0.876                       --
                                                               2003        0.604           0.756                       --
                                                               2002        0.827           0.604                       --
                                                               2001        1.000           0.827                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Large Cap Value Portfolio (6/00)............   2005        0.906           0.948                       --
                                                               2004        0.833           0.906                       --
                                                               2003        0.664           0.833                       --
                                                               2002        0.906           0.664                       --
                                                               2001        1.000           0.906                       --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.975           1.008                       --
                                                               2004        0.989           0.975                       --
                                                               2003        0.682           0.989                       --
                                                               2002        0.922           0.682                       --
                                                               2001        1.000           0.922                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.020           1.085                       --
                                                               2004        0.940           1.020                       --
                                                               2003        0.737           0.940                       --
                                                               2002        0.927           0.737                       --
                                                               2001        1.000           0.927                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.991                       --
                                                               2004        0.989           0.981                       --
                                                               2003        1.000           0.989                       --
                                                               2002        1.005           1.000                       --
                                                               2001        1.000           1.005                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.738           0.783                       --
                                                               2004        0.702           0.738                       --
                                                               2003        0.561           0.702                       --
                                                               2002        0.845           0.561                       --
                                                               2001        1.000           0.845                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.083           1.116                       --
                                                               2004        0.953           1.083                       --
                                                               2003        0.683           0.953                       --
                                                               2002        0.935           0.683                       --
                                                               2001        1.000           0.935                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.199           1.376                    6,188
                                                               2004        1.057           1.199                       --
                                                               2003        0.838           1.057                       --
                                                               2002        0.942           0.838                       --
                                                               2001        1.000           0.942                       --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.422           1.650                  164,487
                                                               2004        1.161           1.422                  102,705
                                                               2003        0.855           1.161                      710
                                                               2002        1.000           0.855                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.395           1.619                      555
                                                               2004        1.188           1.395                       --
                                                               2003        0.968           1.188                       --
                                                               2002        1.000           0.968                       --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.229           1.276                       --
                                                               2004        1.183           1.229                       --
                                                               2003        0.963           1.183                       --
                                                               2002        1.000           0.963                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.362           1.399                  544,546
                                                               2004        1.247           1.362                  391,798
                                                               2003        0.960           1.247                  132,792
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.222           1.378                  118,538
                                                               2004        1.148           1.222                  107,514
                                                               2003        0.948           1.148                   56,579
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.458           1.634                2,015,328
                                                               2004        1.308           1.458                1,380,219
                                                               2003        0.984           1.308                  234,527
                                                               2002        1.000           0.984                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.426           1.628                7,024,875
                                                               2004        1.291           1.426                5,178,708
                                                               2003        0.961           1.291                1,160,688
                                                               2002        1.000           0.961                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.370           1.424                8,731,465
                                                               2004        1.263           1.370                6,778,127
                                                               2003        0.971           1.263                1,336,803
                                                               2002        1.000           0.971                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.708           1.798                   20,885
                                                               2004        1.323           1.708                       --
                                                               2003        1.005           1.323                       --
                                                               2002        1.000           1.005                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03) .................................................   2005        1.205           1.304                  124,680
                                                               2004        1.074           1.205                   31,763
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
  (11/03) ..................................................   2005        1.203           1.301                  410,697
                                                               2004        1.067           1.203                  266,973
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05) ..................................................   2005        1.000           1.033                   57,034

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.430           1.472                  976,839
                                                               2004        1.306           1.430                  808,014
                                                               2003        0.969           1.306                  197,012
                                                               2002        1.000           0.969                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.352           1.468                1,104,163
                                                               2004        1.222           1.352                  790,024
                                                               2003        0.994           1.222                  124,736
                                                               2002        1.000           0.994                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                  570,963
                                                               2004        1.444           1.769                  330,772
                                                               2003        1.000           1.444                   23,210

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.495           1.618                1,949,906
                                                               2004        1.284           1.495                1,314,117

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.989           1.284                  301,150
   (continued)..............................................   2002        1.000           0.989                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02). .................................................   2005        1.444           1.544                  296,634
                                                               2004        1.267           1.444                  131,294
                                                               2003        0.977           1.267                       --
                                                               2002        1.000           0.977                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.277           1.308                2,972,829
                                                               2004        1.195           1.277                2,460,562
                                                               2003        0.977           1.195                  722,211
                                                               2002        1.000           0.977                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.162           1.171                2,762,355
                                                               2004        1.109           1.162                2,453,519
                                                               2003        1.010           1.109                  528,297
                                                               2002        1.000           1.010                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.314           1.345                1,418,018
                                                               2004        1.213           1.314                1,278,376
                                                               2003        0.967           1.213                  406,638
                                                               2002        1.000           0.967                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.398           1.439                5,197,570
                                                               2004        1.315           1.398                4,442,339
                                                               2003        0.966           1.315                1,059,002
                                                               2002        1.000           0.966                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.540           1.694                  112,445
                                                               2004        1.301           1.540                  114,949
                                                               2003        0.983           1.301                   44,257
                                                               2002        1.000           0.983                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                  203,182
                                                               2004        1.332           1.503                  145,543
                                                               2003        1.000           1.332                    5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  389,577
                                                               2004        1.241           1.373                  238,090
                                                               2003        1.000           1.241                   66,009

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                  702,206
                                                               2004        1.256           1.531                  306,285
                                                               2003        1.000           1.256                   24,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                1,993,633
                                                               2004        1.045           1.118                1,416,064
                                                               2003        1.000           1.045                   74,524

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.075           1.082                7,533,642
                                                               2004        1.044           1.075                6,051,109
                                                               2003        1.012           1.044                1,810,590
                                                               2002        1.000           1.012                       --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01). ..........................................   2005        1.313           1.383                       --
                                                               2004        1.242           1.313                       --
                                                               2003        0.958           1.242                       --
                                                               2002        1.000           0.958                       --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.433           1.579                  177,779
                                                               2004        1.255           1.433                  171,189
                                                               2003        0.994           1.255                   65,606
                                                               2002        1.000           0.994                       --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.780           1.871                  582,766
                                                               2004        1.436           1.780                  418,701

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares           2003        0.977           1.436                  213,538
   (continued)..............................................   2002        1.000           0.977                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.395           1.425                1,554,598
                                                               2004        1.311           1.395                1,214,031
                                                               2003        0.960           1.311                  481,537
                                                               2002        1.000           0.960                       --

   Investors Fund -- Class I (1/01).........................   2005        1.351           1.413                  595,208
                                                               2004        1.246           1.351                  540,357
                                                               2003        0.959           1.246                  165,806
                                                               2002        1.000           0.959                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.604           1.652                  320,087
                                                               2004        1.418           1.604                  277,758
                                                               2003        0.970           1.418                   89,952
                                                               2002        1.000           0.970                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.186           1.163                  435,580
                                                               2004        1.168           1.186                  418,237
                                                               2003        0.963           1.168                  148,659
                                                               2002        1.000           0.963                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.279           1.336                   65,450
                                                               2004        1.266           1.279                   40,772
                                                               2003        0.960           1.266                    7,783
                                                               2002        1.000           0.960                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.311           1.355               11,592,316
                                                               2004        1.251           1.311                8,485,037
                                                               2003        0.969           1.251                  737,993
                                                               2002        1.000           0.969                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2005        1.210           1.239               12,219,192
   and Value (10/02)........................................   2004        1.173           1.210                9,675,598
                                                               2003        0.980           1.173                  844,272
                                                               2002        1.000           0.980                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.347           1.410                4,034,650
                                                               2004        1.244           1.347                2,566,168
                                                               2003        0.963           1.244                   44,526
                                                               2002        1.000           0.963                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.277           1.299                1,905,337
                                                               2004        1.218           1.277                1,615,751
                                                               2003        0.962           1.218                  187,143
                                                               2002        1.000           0.962                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.285           1.372                  241,163
                                                               2004        1.228           1.285                  239,422
                                                               2003        0.967           1.228                   78,200
                                                               2002        1.000           0.967                       --

   Equity Income Portfolio (10/00)..........................   2005        1.333           1.367                2,251,097
                                                               2004        1.235           1.333                1,796,282
                                                               2003        0.958           1.235                  304,490
                                                               2002        1.000           0.958                       --

   Large Cap Portfolio (6/00)...............................   2005        1.238           1.322                  392,678
                                                               2004        1.184           1.238                  302,101
                                                               2003        0.967           1.184                  153,454
                                                               2002        1.000           0.967                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                   15,294

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.019                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.318           1.451                  109,359
                                                               2004        1.158           1.318                  105,100
                                                               2003        0.973           1.158                   32,716
                                                               2002        1.000           0.973                       --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.364           1.323                       --
                                                               2004        1.232           1.364                  384,779
                                                               2003        0.971           1.232                  121,953
                                                               2002        1.000           0.971                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.469           1.487                  362,912
                                                               2004        1.311           1.469                       --
                                                               2003        0.974           1.311                       --
                                                               2002        1.000           0.974                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.235           1.249                5,667,028
                                                               2004        1.128           1.235                4,150,019
                                                               2003        0.986           1.128                1,058,596
                                                               2002        1.000           0.986                       --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                  256,534
                                                               2004        1.000           1.119                  172,176

   Mondrian International Stock Portfolio (3/02)............   2005        1.438           1.547                  557,621
                                                               2004        1.265           1.438                  334,945
                                                               2003        1.001           1.265                   19,795
                                                               2002        1.000           1.001                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                  375,239
                                                               2004        1.214           1.325                  299,231
                                                               2003        1.000           1.214                   27,826

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.113                1,101,817
                                                               2004        1.000           1.093                  407,548

   Strategic Equity Portfolio (6/00)........................   2005        1.366           1.369                   83,666
                                                               2004        1.262           1.366                   73,019
                                                               2003        0.970           1.262                   35,436
                                                               2002        1.000           0.970                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.091           1.086                1,985,243
                                                               2004        1.080           1.091                1,728,934
                                                               2003        1.014           1.080                  297,782
                                                               2002        1.000           1.014                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.216           1.288                   44,044
                                                               2004        1.192           1.216                   41,436
                                                               2003        0.966           1.192                   13,649
                                                               2002        1.000           0.966                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.992           0.997                1,113,589
                                                               2004        0.998           0.992                  777,353
                                                               2003        1.000           0.998                   16,215

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.357           1.488                7,703,478
                                                               2004        1.256           1.357                6,540,376
                                                               2003        0.951           1.256                1,914,647
                                                               2002        1.000           0.951                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.369           1.379                3,497,691
                                                               2004        1.262           1.369                2,553,497
                                                               2003        1.007           1.262                  630,255
                                                               2002        1.000           1.007                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth                   2005        1.429           1.568                       --
   Portfolio (3/00).........................................   2004        1.234           1.429                       --
                                                               2003        0.986           1.234                       --
                                                               2002        1.000           0.986                       --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.320           1.380                       --
                                                               2004        1.215           1.320                       --
                                                               2003        0.969           1.215                       --
                                                               2002        1.000           0.969                       --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.352           1.397                1,613,404
                                                               2004        1.371           1.352                1,460,997
                                                               2003        0.946           1.371                  455,784
                                                               2002        1.000           0.946                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.350           1.436                1,845,829
                                                               2004        1.245           1.350                1,815,921
                                                               2003        0.977           1.245                  752,823
                                                               2002        1.000           0.977                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.979           0.989                1,126,678
                                                               2004        0.988           0.979                1,789,598
                                                               2003        1.000           0.988                  487,386
                                                               2002        1.000           1.000                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.262           1.338                  138,400
                                                               2004        1.200           1.262                  113,944
                                                               2003        0.960           1.200                   64,821
                                                               2002        1.000           0.960                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.543           1.590                  768,463
                                                               2004        1.359           1.543                  729,454
                                                               2003        0.975           1.359                  245,640
                                                               2002        1.000           0.975                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.416           1.625               2,874,374
                                                               2004        1.250           1.416               1,671,006
                                                               2003        0.992           1.250                 320,164
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.640           1.901               1,578,558
                                                               2004        1.339           1.640               1,219,522
                                                               2003        0.986           1.339                 219,923
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.997           1.034                  78,144
                                                               2004        0.960           0.997                 119,229
                                                               2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.113           1.143                 433,246
                                                               2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279
                                                               2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03).. ................................................   2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.032                 360,823

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.267           1.303                 828,548
                                                               2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570
                                                               2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mutual Shares Securities Fund -- Class 2 Shares             2003        0.842           1.035                 482,403
   (continued)..............................................   2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.202           1.231               2,791,436
                                                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.197           1.205               1,763,130
                                                               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Fundamental Value Portfolio (6/00).......................   2005        1.310           1.347               2,282,236
                                                               2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.279           1.406                 122,864
                                                               2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.502           1.534                 386,440
                                                               2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.372           1.391                 516,959
                                                               2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.529           1.625                 891,248
                                                               2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.117           1.119               2,555,183
                                                               2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.140           1.146              12,289,203
                                                               2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        1.167           1.228                  33,342
                                                               2004        1.105           1.167                 111,087
                                                               2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (1/01).........................   2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.008           0.988                 274,180
                                                               2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.146           1.196                  44,833
                                                               2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.432           1.480               2,931,737
                                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.280           1.310               6,959,628
                                                               2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.500           1.569               1,001,500
                                                               2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.417           1.441                 941,155
                                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   Equity Income Portfolio (10/00)..........................   2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Large Cap Portfolio (6/00)...............................   2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.019                  25,289

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.145           1.259                 382,840
                                                               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.104           1.070                       --
                                                               2004        0.997           1.104                 180,941
                                                               2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.827           0.837                 363,071
                                                               2004        0.738           0.827                 197,288
                                                               2003        0.549           0.738                  79,566
                                                               2002        1.000           0.549                   6,056

   MFS Total Return Portfolio (7/00)........................   2005        1.258           1.271               5,187,440
                                                               2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                       --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.169                 425,726
                                                               2004        1.000           1.119                  22,370

   Mondrian International Stock Portfolio (3/02)............   2005        1.209           1.300                 476,199
                                                               2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                 109,545
                                                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                   2,664

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112               1,908,893
                                                               2004        1.000           1.092                 828,053

   Strategic Equity Portfolio (6/00)........................   2005        1.054           1.056                 229,625
                                                               2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   8,406

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                  15,029

   Travelers Managed Income Portfolio (7/00)................   2005        1.057           1.052               3,723,014
                                                               2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.041           1.102                 258,617
                                                               2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                      --
                                                               2001        1.000           1.194                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.143           1.253               3,688,212
                                                               2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985
                                                               2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (8/00)................   2005        1.337           1.347               1,752,598
                                                               2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00).........................................   2005        1.234           1.354                  28,486
                                                               2004        1.067           1.234                  29,358
                                                               2003        0.853           1.067                  29,538

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth Portfolio         2002        1.169           0.853                  11,018
   (continued)..............................................   2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.097           1.147                 133,892
                                                               2004        1.010           1.097                 177,762
                                                               2003        0.806           1.010                 188,000
                                                               2002        1.101           0.806                 170,168
                                                               2001        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.245           1.286               1,397,017
                                                               2004        1.264           1.245               1,352,456
                                                               2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.352           1.437                 576,586
                                                               2004        1.247           1.352                 654,161
                                                               2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.973           0.982               2,876,757
                                                               2004        0.983           0.973               3,211,212
                                                               2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.987           1.046                 126,788
                                                               2004        0.940           0.987                  96,939
                                                               2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.403           1.445                 342,386
                                                               2004        1.236           1.403                 292,379

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2003        0.887           1.236                 145,645
   (continued)..............................................
                                                               2002        1.215           0.887                  36,890
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.419           1.628               2,046,688
                                                               2004        1.254           1.419               1,366,552
                                                               2003        0.995           1.254                 855,032
                                                               2002        1.119           0.995                 157,173
                                                               2001        1.000           1.119                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.418           1.643               1,993,749
                                                               2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.392           1.615                   4,486
                                                               2004        1.187           1.392                      --
                                                               2003        0.968           1.187                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.227           1.272                      --
                                                               2004        1.182           1.227                      --
                                                               2003        0.963           1.182                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.359           1.395                 230,939
                                                               2004        1.245           1.359                 142,683
                                                               2003        0.960           1.245                  17,683
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.220           1.374                 250,328
                                                               2004        1.147           1.220                 177,996
                                                               2003        0.948           1.147                   2,282
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.455           1.629               1,319,621
                                                               2004        1.307           1.455                 921,393
                                                               2003        0.984           1.307                  21,601
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.423           1.623               5,346,859
                                                               2004        1.289           1.423               3,889,901
                                                               2003        0.961           1.289                 197,129
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.367           1.419               5,705,950
                                                               2004        1.262           1.367               4,565,999
                                                               2003        0.971           1.262                 218,397
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.704           1.792                  13,016
                                                               2004        1.322           1.704                      --
                                                               2003        1.005           1.322                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                  80,130
                                                               2004        1.074           1.203                  18,674
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
  (11/03) ..................................................   2005        1.201           1.298                 329,313
                                                               2004        1.067           1.201                 111,046
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
  (5/05) ...................................................   2005        1.000           1.032                 148,649

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.427           1.467                 453,034
                                                               2004        1.305           1.427                 339,336
                                                               2003        0.969           1.305                  21,966
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.349           1.464                 802,702
                                                               2004        1.221           1.349                 435,422
                                                               2003        0.994           1.221                  81,165
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.766           2.208                 673,885
                                                               2004        1.443           1.766                 411,039
                                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.492           1.613               1,509,203
                                                               2004        1.283           1.492                 926,948

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.989           1.283                  82,373
   (continued)..............................................   2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02). .................................................   2005        1.441           1.540                 374,307
                                                               2004        1.266           1.441                  96,370
                                                               2003        0.977           1.266                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.274           1.304               1,459,674
                                                               2004        1.194           1.274               1,164,526
                                                               2003        0.977           1.194                 123,883
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.160           1.167               1,465,999
                                                               2004        1.108           1.160               1,054,803
                                                               2003        1.010           1.108                  52,594
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.311           1.341                 537,104
                                                               2004        1.212           1.311                 445,730
                                                               2003        0.967           1.212                  55,919
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.395           1.434               3,838,530
                                                               2004        1.314           1.395               3,058,014
                                                               2003        0.966           1.314                 334,222
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.536           1.689                 165,810
                                                               2004        1.300           1.536                 160,198
                                                               2003        0.983           1.300                   4,552
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.501           1.532                 800,681
                                                               2004        1.331           1.501                 609,594
                                                               2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.371           1.389                 317,200
                                                               2004        1.240           1.371                 265,274
                                                               2003        1.000           1.240                  51,007

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.528           1.623                 704,796
                                                               2004        1.255           1.528                 332,971
                                                               2003        1.000           1.255                  75,311

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.118               2,083,403
                                                               2004        1.044           1.116               1,088,852
                                                               2003        1.000           1.044                  52,544

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.073           1.079               5,404,293
                                                               2004        1.043           1.073               3,675,069
                                                               2003        1.012           1.043                 267,269
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.310           1.378                      --
                                                               2004        1.241           1.310                      --
                                                               2003        0.958           1.241                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.430           1.574                  25,498
                                                               2004        1.254           1.430                  23,260
                                                               2003        0.994           1.254                  11,369
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.776           1.865                 225,436
                                                               2004        1.434           1.776                 137,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares           2003        0.977           1.434                  17,932
   (continued)..............................................   2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.392           1.421                 596,811
                                                               2004        1.310           1.392                 586,661
                                                               2003        0.960           1.310                  78,881
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.348           1.409                 414,368
                                                               2004        1.245           1.348                 297,333
                                                               2003        0.959           1.245                  24,131
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.600           1.647                 249,877
                                                               2004        1.417           1.600                 216,754
                                                               2003        0.970           1.417                  60,634
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.184           1.159                 323,446
                                                               2004        1.167           1.184                 285,896
                                                               2003        0.963           1.167                  32,197
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.277           1.332                  44,057
                                                               2004        1.265           1.277                  10,160
                                                               2003        0.960           1.265                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.308           1.351               7,129,582
                                                               2004        1.250           1.308               5,935,322
                                                               2003        0.969           1.250                 958,749
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2005        1.207           1.235               6,346,991
   and Value (10/02)........................................   2004        1.172           1.207               5,487,238
                                                               2003        0.979           1.172                 616,544
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.344           1.405               2,502,833
                                                               2004        1.243           1.344               1,373,084
                                                               2003        0.963           1.243                  33,002
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.275           1.295               1,443,302
                                                               2004        1.217           1.275               1,092,955
                                                               2003        0.962           1.217                 162,388
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.282           1.368                 274,059
                                                               2004        1.227           1.282                 205,108
                                                               2003        0.967           1.227                  24,489
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.330           1.363                 962,670
                                                               2004        1.234           1.330                 701,393
                                                               2003        0.958           1.234                  60,336
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.236           1.318                 270,082
                                                               2004        1.182           1.236                 193,842
                                                               2003        0.967           1.182                      --
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                   9,909

   Managed Allocation Series: Conservative Portfolio
  (7/05)....................................................   2005        1.007           1.019                 105,069

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.316           1.446                  11,626
                                                               2004        1.157           1.316                   7,738
                                                               2003        0.973           1.157                     396
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.361           1.320                      --
                                                               2004        1.231           1.361                 137,234
                                                               2003        0.971           1.231                  70,268
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.466           1.483                 135,843
                                                               2004        1.310           1.466                      --
                                                               2003        0.974           1.310                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.233           1.245               4,028,230
                                                               2004        1.127           1.233               2,625,579
                                                               2003        0.986           1.127                 154,112
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.168                 276,541
                                                               2004        1.000           1.118                  79,566

   Mondrian International Stock Portfolio (3/02)............   2005        1.435           1.542                 238,939
                                                               2004        1.263           1.435                 195,264
                                                               2003        1.001           1.263                  49,152
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.322           1.375                 239,006
                                                               2004        1.213           1.322                 201,931
                                                               2003        1.000           1.213                  72,653

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                  12,269

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.111                 694,655
                                                               2004        1.000           1.092                 320,293

   Strategic Equity Portfolio (6/00)........................   2005        1.364           1.365                  87,313
                                                               2004        1.261           1.364                  73,485
                                                               2003        0.969           1.261                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   4,564

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                   4,598

   Travelers Managed Income Portfolio (7/00)................   2005        1.089           1.083               1,143,469
                                                               2004        1.079           1.089               1,119,058
                                                               2003        1.014           1.079                  45,940
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.214           1.284                 100,784
                                                               2004        1.191           1.214                  95,663
                                                               2003        0.966           1.191                  50,348
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.990           0.995                 327,422
                                                               2004        0.998           0.990                 202,208
                                                               2003        1.000           0.998                  44,772

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.354           1.483               4,097,054
                                                               2004        1.255           1.354               3,329,614
                                                               2003        0.951           1.255                 456,033
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.366           1.375               1,825,361
                                                               2004        1.260           1.366               1,428,316
                                                               2003        1.007           1.260                 139,546
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth                   2005        1.426           1.563                      --
   Portfolio (3/00).........................................   2004        1.233           1.426                      --
                                                               2003        0.986           1.233                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.317           1.376                      --
                                                               2004        1.213           1.317                      --
                                                               2003        0.969           1.213                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.349           1.393               1,032,736
                                                               2004        1.370           1.349                 877,426
                                                               2003        0.946           1.370                 124,291
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.347           1.432                 752,252
                                                               2004        1.244           1.347                 725,410
                                                               2003        0.977           1.244                 189,632
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.977           0.986                 337,166
                                                               2004        0.987           0.977               1,014,806
                                                               2003        1.000           0.987                 184,101
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.259           1.334                  44,573
                                                               2004        1.199           1.259                  37,311
                                                               2003        0.960           1.199                      --
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.540           1.585                 252,834
                                                               2004        1.358           1.540                 236,806
                                                               2003        0.975           1.358                   5,372
                                                               2002        1.000           0.975                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.413           1.620               1,924,423
                                                               2004        1.249           1.413               1,184,830
                                                               2003        0.992           1.249                  36,767
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.636           1.895               1,628,696
                                                               2004        1.338           1.636               1,093,125
                                                               2003        0.986           1.338                  38,544
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.391           1.612                       --
                                                               2004        1.186           1.391                       --
                                                               2003        0.968           1.186                       --
                                                               2002        1.000           0.968                       --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.225           1.270                       --
                                                               2004        1.181           1.225                       --
                                                               2003        0.963           1.181                       --
                                                               2002        1.000           0.963                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.358           1.393                       --
                                                               2004        1.245           1.358                       --
                                                               2003        0.960           1.245                       --
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.218           1.372                       --
                                                               2004        1.147           1.218                       --
                                                               2003        0.948           1.147                       --
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.454           1.626                       --
                                                               2004        1.306           1.454                       --
                                                               2003        0.984           1.306                       --
                                                               2002        1.000           0.984                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.422           1.620                    7,510
                                                               2004        1.289           1.422                       --
                                                               2003        0.961           1.289                       --
                                                               2002        1.000           0.961                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.365           1.417                       --
                                                               2004        1.261           1.365                       --
                                                               2003        0.971           1.261                       --
                                                               2002        1.000           0.971                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.702           1.789                   10,218
                                                               2004        1.321           1.702                       --
                                                               2003        1.005           1.321                       --
                                                               2002        1.000           1.005                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.299                       --
                                                               2004        1.074           1.203                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                       --
                                                               2004        1.067           1.201                       --
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................  2005        1.000           1.032                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.425           1.465                       --
                                                               2004        1.304           1.425                       --
                                                               2003        0.969           1.304                       --
                                                               2002        1.000           0.969                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.348           1.462                   24,185
                                                               2004        1.220           1.348                       --
                                                               2003        0.994           1.220                       --
                                                               2002        1.000           0.994                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.764           2.205                    5,475
                                                               2004        1.443           1.764                       --
                                                               2003        1.000           1.443                       --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.490           1.610                       --
                                                               2004        1.282           1.490                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.989           1.282                       --
   (continued)..............................................   2002        1.000           0.989                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.440           1.537                    6,845
                                                               2004        1.265           1.440                       --
                                                               2003        0.976           1.265                       --
                                                               2002        1.000           0.976                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.273           1.302                       --
                                                               2004        1.193           1.273                       --
                                                               2003        0.977           1.193                       --
                                                               2002        1.000           0.977                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.159           1.166                       --
                                                               2004        1.107           1.159                       --
                                                               2003        1.010           1.107                       --
                                                               2002        1.000           1.010                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.310           1.339                    8,273
                                                               2004        1.211           1.310                       --
                                                               2003        0.967           1.211                       --
                                                               2002        1.000           0.967                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.394           1.432                       --
                                                               2004        1.313           1.394                       --
                                                               2003        0.966           1.313                       --
                                                               2002        1.000           0.966                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.535           1.686                       --
                                                               2004        1.299           1.535                       --
                                                               2003        0.983           1.299                       --
                                                               2002        1.000           0.983                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.500           1.529                    6,970
                                                               2004        1.331           1.500                       --
                                                               2003        1.000           1.331                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.370           1.387                       --
                                                               2004        1.240           1.370                       --
                                                               2003        1.000           1.240                       --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.527           1.620                       --
                                                               2004        1.255           1.527                       --
                                                               2003        1.000           1.255                       --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.116                       --
                                                               2004        1.044           1.115                       --
                                                               2003        1.000           1.044                       --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.072           1.077                    6,523
                                                               2004        1.042           1.072                       --
                                                               2003        1.012           1.042                       --
                                                               2002        1.000           1.012                       --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.309           1.376                       --
                                                               2004        1.240           1.309                       --
                                                               2003        0.958           1.240                       --
                                                               2002        1.000           0.958                       --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.428           1.572                       --
                                                               2004        1.253           1.428                       --
                                                               2003        0.994           1.253                       --
                                                               2002        1.000           0.994                       --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.774           1.863                   11,803
                                                               2004        1.433           1.774                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares           2003        0.977           1.433                       --
   (continued)..............................................   2002        1.000           0.977                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.390           1.419                       --
                                                               2004        1.309           1.390                       --
                                                               2003        0.960           1.309                       --
                                                               2002        1.000           0.960                       --

   Investors Fund -- Class I (1/01).........................   2005        1.347           1.407                       --
                                                               2004        1.244           1.347                       --
                                                               2003        0.959           1.244                       --
                                                               2002        1.000           0.959                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.599           1.645                   13,402
                                                               2004        1.416           1.599                       --
                                                               2003        0.970           1.416                       --
                                                               2002        1.000           0.970                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.182           1.157                       --
                                                               2004        1.166           1.182                       --
                                                               2003        0.963           1.166                       --
                                                               2002        1.000           0.963                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.275           1.330                       --
                                                               2004        1.264           1.275                       --
                                                               2003        0.960           1.264                       --
                                                               2002        1.000           0.960                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.307           1.349                  113,585
                                                               2004        1.249           1.307                  134,665
                                                               2003        0.969           1.249                       --
                                                               2002        1.000           0.969                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2005        1.206           1.233                       --
   and Value (10/02)........................................   2004        1.171           1.206                       --
                                                               2003        0.979           1.171                       --
                                                               2002        1.000           0.979                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.343           1.403                       --
                                                               2004        1.242           1.343                       --
                                                               2003        0.963           1.242                       --
                                                               2002        1.000           0.963                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.274           1.293                       --
                                                               2004        1.216           1.274                       --
                                                               2003        0.962           1.216                       --
                                                               2002        1.000           0.962                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.281           1.366                       --
                                                               2004        1.226           1.281                       --
                                                               2003        0.967           1.226                       --
                                                               2002        1.000           0.967                       --

   Equity Income Portfolio (10/00)..........................   2005        1.329           1.361                       --
                                                               2004        1.233           1.329                       --
                                                               2003        0.958           1.233                       --
                                                               2002        1.000           0.958                       --

   Large Cap Portfolio (6/00)...............................   2005        1.235           1.316                       --
                                                               2004        1.182           1.235                       --
                                                               2003        0.967           1.182                       --
                                                               2002        1.000           0.967                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                       --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.018                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.314           1.444                       --
                                                               2004        1.156           1.314                       --
                                                               2003        0.973           1.156                       --
                                                               2002        1.000           0.973                       --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.360           1.318                       --
                                                               2004        1.230           1.360                       --
                                                               2003        0.971           1.230                       --
                                                               2002        1.000           0.971                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.465           1.481                    5,209
                                                               2004        1.309           1.465                       --
                                                               2003        0.974           1.309                       --
                                                               2002        1.000           0.974                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.231           1.243                    2,888
                                                               2004        1.127           1.231                       --
                                                               2003        0.986           1.127                       --
                                                               2002        1.000           0.986                       --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.167                       --
                                                               2004        1.000           1.118                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.433           1.540                   16,456
                                                               2004        1.263           1.433                       --
                                                               2003        1.001           1.263                       --
                                                               2002        1.000           1.001                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.321           1.373                       --
                                                               2004        1.212           1.321                       --
                                                               2003        1.000           1.212                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.110                       --
                                                               2004        1.000           1.092                       --

   Strategic Equity Portfolio (6/00)........................   2005        1.362           1.363                       --
                                                               2004        1.260           1.362                       --
                                                               2003        0.969           1.260                       --
                                                               2002        1.000           0.969                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.088           1.081                       --
                                                               2004        1.078           1.088                       --
                                                               2003        1.014           1.078                       --
                                                               2002        1.000           1.014                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.212           1.282                       --
                                                               2004        1.190           1.212                       --
                                                               2003        0.966           1.190                       --
                                                               2002        1.000           0.966                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.990           0.994                       --
                                                               2004        0.998           0.990                       --
                                                               2003        1.000           0.998                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.353           1.481                       --
                                                               2004        1.254           1.353                       --
                                                               2003        0.951           1.254                       --
                                                               2002        1.000           0.951                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.365           1.373                       --
                                                               2004        1.260           1.365                       --
                                                               2003        1.007           1.260                       --
                                                               2002        1.000           1.007                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth                   2005        1.424           1.560                       --
   Portfolio (3/00).........................................
                                                               2004        1.232           1.424                       --
                                                               2003        0.986           1.232                       --
                                                               2002        1.000           0.986                       --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.316           1.374                       --
                                                               2004        1.213           1.316                       --
                                                               2003        0.969           1.213                       --
                                                               2002        1.000           0.969                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00) ..................................................   2005        1.348           1.391                       --
                                                               2004        1.369           1.348                       --
                                                               2003        0.946           1.369                       --
                                                               2002        1.000           0.946                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.346           1.430                       --
                                                               2004        1.243           1.346                       --
                                                               2003        0.977           1.243                       --
                                                               2002        1.000           0.977                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.976           0.984                       --
                                                               2004        0.987           0.976                       --
                                                               2003        1.000           0.987                       --
                                                               2002        1.000           1.000                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.258           1.331                       --
                                                               2004        1.198           1.258                       --
                                                               2003        0.959           1.198                       --
                                                               2002        1.000           0.959                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.538           1.583                       --
                                                               2004        1.357           1.538                       --
                                                               2003        0.974           1.357                       --
                                                               2002        1.000           0.974                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.412           1.618                       --
                                                               2004        1.248           1.412                       --
                                                               2003        0.992           1.248                       --
                                                               2002        1.000           0.992                       --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.635           1.892                   12,281
                                                               2004        1.337           1.635                       --
                                                               2003        0.986           1.337                       --
                                                               2002        1.000           0.986                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.389           1.610                       --
                                                               2004        1.186           1.389                       --
                                                               2003        0.968           1.186                       --
                                                               2002        1.000           0.968                       --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.224           1.268                       --
                                                               2004        1.181           1.224                       --
                                                               2003        0.963           1.181                       --
                                                               2002        1.000           0.963                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.356           1.391                   12,305
                                                               2004        1.244           1.356                    7,914
                                                               2003        0.960           1.244                       --
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.217           1.370                       --
                                                               2004        1.146           1.217                       --
                                                               2003        0.948           1.146                       --
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.452           1.624                   63,624
                                                               2004        1.305           1.452                   16,089
                                                               2003        0.984           1.305                       --
                                                               2002        1.000           0.984                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.420           1.618                  258,891
                                                               2004        1.288           1.420                   59,168
                                                               2003        0.961           1.288                    2,719
                                                               2002        1.000           0.961                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.364           1.415                  229,631
                                                               2004        1.261           1.364                   71,798
                                                               2003        0.971           1.261                   16,467
                                                               2002        1.000           0.971                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.701           1.787                      705
                                                               2004        1.321           1.701                       --
                                                               2003        1.005           1.321                       --
                                                               2002        1.000           1.005                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                       --
                                                               2004        1.074           1.202                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                   34,696
                                                               2004        1.067           1.200                    9,982
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                   77,214

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.424           1.463                       --
                                                               2004        1.303           1.424                       --
                                                               2003        0.969           1.303                       --
                                                               2002        1.000           0.969                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                   76,699
                                                               2004        1.220           1.347                   10,810
                                                               2003        0.994           1.220                       --
                                                               2002        1.000           0.994                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202                   19,456
                                                               2004        1.442           1.763                    1,778
                                                               2003        1.000           1.442                       --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.489           1.608                   45,342
                                                               2004        1.281           1.489                   29,054

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.989           1.281                   24,859
   (continued)..............................................   2002        1.000           0.989                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535                   17,765
                                                               2004        1.265           1.438                    1,328
                                                               2003        0.976           1.265                       --
                                                               2002        1.000           0.976                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.272           1.300                   86,807
                                                               2004        1.193           1.272                   21,342
                                                               2003        0.977           1.193                       --
                                                               2002        1.000           0.977                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.158           1.164                    2,316
                                                               2004        1.106           1.158                    2,319
                                                               2003        1.010           1.106                       --
                                                               2002        1.000           1.010                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.308           1.337                    3,148
                                                               2004        1.211           1.308                    3,152
                                                               2003        0.967           1.211                       --
                                                               2002        1.000           0.967                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.392           1.430                   30,829
                                                               2004        1.312           1.392                   15,869
                                                               2003        0.966           1.312                      832
                                                               2002        1.000           0.966                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                       --
                                                               2004        1.298           1.533                       --
                                                               2003        0.983           1.298                       --
                                                               2002        1.000           0.983                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                   9,646
                                                               2004        1.330           1.498                   2,221
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                   4,107
                                                               2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                  35,837
                                                               2004        1.255           1.525                   6,621
                                                               2003        1.000           1.255                     574

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                 151,970
                                                               2004        1.044           1.114                  61,268
                                                               2003        1.000           1.044                  29,542

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                 174,968
                                                               2004        1.042           1.071                  31,435
                                                               2003        1.012           1.042                  14,239
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.307           1.374                      --
                                                               2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.427           1.569                      --
                                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                  14,298
                                                               2004        1.433           1.773                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares           2003        0.977           1.433                       --
   (continued)..............................................   2002        1.000           0.977                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.389           1.417                       --
                                                               2004        1.308           1.389                       --
                                                               2003        0.960           1.308                       --
                                                               2002        1.000           0.960                       --

   Investors Fund -- Class I (1/01).........................   2005        1.345           1.405                    1,091
                                                               2004        1.243           1.345                       --
                                                               2003        0.958           1.243                       --
                                                               2002        1.000           0.958                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.597           1.642                    2,886
                                                               2004        1.415           1.597                    1,205
                                                               2003        0.970           1.415                       --
                                                               2002        1.000           0.970                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                       --
                                                               2004        1.166           1.181                       --
                                                               2003        0.963           1.166                       --
                                                               2002        1.000           0.963                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.274           1.328                       --
                                                               2004        1.263           1.274                       --
                                                               2003        0.960           1.263                       --
                                                               2002        1.000           0.960                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347                  238,315
                                                               2004        1.249           1.305                  167,138
                                                               2003        0.969           1.249                  152,451
                                                               2002        1.000           0.969                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth     2005        1.205           1.231                143,709
   and Value (10/02)........................................
                                                               2004        1.171           1.205                 146,527
                                                               2003        0.979           1.171                  72,172
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401                 222,692
                                                               2004        1.241           1.341                 202,906
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291                      --
                                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                      --
                                                               2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (10/00)..........................   2005        1.327           1.359                     938
                                                               2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.233           1.314                   3,521
                                                               2004        1.181           1.233                   3,521
                                                               2003        0.967           1.181                     616
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                  23,645

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.018                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                   11,903

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.313           1.442                       --
                                                               2004        1.156           1.313                       --
                                                               2003        0.973           1.156                       --
                                                               2002        1.000           0.973                       --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.358           1.317                       --
                                                               2004        1.229           1.358                    1,415
                                                               2003        0.971           1.229                       --
                                                               2002        1.000           0.971                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.463           1.478                    3,169
                                                               2004        1.308           1.463                       --
                                                               2003        0.974           1.308                       --
                                                               2002        1.000           0.974                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.230           1.242                   54,528
                                                               2004        1.126           1.230                    3,680
                                                               2003        0.986           1.126                      635
                                                               2002        1.000           0.986                       --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                   27,311
                                                               2004        1.000           1.118                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.432           1.537                    8,336
                                                               2004        1.262           1.432                       --
                                                               2003        1.001           1.262                       --
                                                               2002        1.000           1.001                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                       --
                                                               2004        1.212           1.320                       --
                                                               2003        1.000           1.212                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.109                   93,381
                                                               2004        1.000           1.091                   34,210

   Strategic Equity Portfolio (6/00)........................   2005        1.361           1.361                       --
                                                               2004        1.260           1.361                       --
                                                               2003        0.969           1.260                       --
                                                               2002        1.000           0.969                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.087           1.080                   39,938
                                                               2004        1.078           1.087                   22,533
                                                               2003        1.014           1.078                    1,913
                                                               2002        1.000           1.014                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.211           1.280                       --
                                                               2004        1.190           1.211                       --
                                                               2003        0.966           1.190                       --
                                                               2002        1.000           0.966                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.989           0.993                    2,511
                                                               2004        0.998           0.989                    2,514
                                                               2003        1.000           0.998                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.351           1.479                   44,546
                                                               2004        1.254           1.351                    2,707
                                                               2003        0.951           1.254                       --
                                                               2002        1.000           0.951                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.363           1.371                   62,996
                                                               2004        1.259           1.363                   40,792
                                                               2003        1.007           1.259                       --
                                                               2002        1.000           1.007                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                                   ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth                       2005        1.423           1.558                       --
   Portfolio (3/00).............................................   2004        1.231           1.423                       --
                                                                   2003        0.986           1.231                       --
                                                                   2002        1.000           0.986                       --

   Smith Barney Large Cap Value Portfolio (6/00)................   2005        1.314           1.372                       --
                                                                   2004        1.212           1.314                       --
                                                                   2003        0.969           1.212                       --
                                                                   2002        1.000           0.969                       --

   Smith Barney Large Capitalization Growth Portfolio (2/00)....   2005        1.346           1.388                   10,438
                                                                   2004        1.369           1.346                    9,394
                                                                   2003        0.946           1.369                       --
                                                                   2002        1.000           0.946                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...................   2005        1.345           1.428                   27,339
                                                                   2004        1.242           1.345                   14,742
                                                                   2003        0.977           1.242                       --
                                                                   2002        1.000           0.977                       --

   Smith Barney Money Market Portfolio (2/00)...................   2005        0.975           0.983                   48,266
                                                                   2004        0.986           0.975                   27,896
                                                                   2003        1.000           0.986                       --
                                                                   2002        1.000           1.000                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00)...........   2005        1.257           1.329                       --
                                                                   2004        1.198           1.257                       --
                                                                   2003        0.959           1.198                       --
                                                                   2002        1.000           0.959                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).............................................   2005        1.537           1.580                       --
                                                                   2004        1.356           1.537                       --
                                                                   2003        0.974           1.356                       --
                                                                   2002        1.000           0.974                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.615                   26,380
                                                               2004        1.247           1.410                    2,113
                                                               2003        0.991           1.247                       --
                                                               2002        1.000           0.991                       --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.633           1.889                   48,261
                                                               2004        1.336           1.633                    8,965
                                                               2003        0.986           1.336                      536
                                                               2002        1.000           0.986                       --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.111           1.287                       --
                                                               2004        0.949           1.111                       --
                                                               2003        0.775           0.949                       --
                                                               2002        1.000           0.775                       --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.991           1.025                       --
                                                               2004        0.956           0.991                       --
                                                               2003        0.780           0.956                       --
                                                               2002        1.142           0.780                       --
                                                               2001        1.000           1.142                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.107           1.135                       --
                                                               2004        1.016           1.107                       --
                                                               2003        0.785           1.016                       --
                                                               2002        1.000           0.785                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.028           1.156                    2,023
                                                               2004        0.968           1.028                       --
                                                               2003        0.801           0.968                       --
                                                               2002        1.182           0.801                       --
                                                               2001        1.000           1.182                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.463           1.635                   92,526
                                                               2004        1.316           1.463                   45,727
                                                               2003        0.993           1.316                       --
                                                               2002        1.187           0.993                       --
                                                               2001        1.000           1.187                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.353           1.540                  339,051
                                                               2004        1.227           1.353                  224,757
                                                               2003        0.916           1.227                   13,689

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2002        1.237           0.916                       --
                                                               2001        1.000           1.237                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.282           1.330                  210,374
                                                               2004        1.186           1.282                  141,724
                                                               2003        0.914           1.186                   88,389
                                                               2002        1.143           0.914                       --
                                                               2001        1.000           1.143                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.609           1.690                       --
                                                               2004        1.250           1.609                       --
                                                               2003        0.952           1.250                       --
                                                               2002        1.000           0.952                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                       --
                                                               2004        1.074           1.201                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
  (11/03)...................................................   2005        1.199           1.294                    6,383
                                                               2004        1.067           1.199                    1,538
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.259           1.292                   13,854
                                                               2004        1.153           1.259                    7,904
                                                               2003        0.857           1.153                       --
                                                               2002        1.227           0.857                       --
                                                               2001        1.000           1.227                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233                  113,725
                                                               2004        1.031           1.138                   62,851

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mutual Shares Securities Fund -- Class 2 Shares             2003        0.841           1.031                      --
   (continued)..............................................   2002        1.000           0.841                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.761           2.199                  34,370
                                                               2004        1.442           1.761                  27,878
                                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.361           1.469                  98,761
                                                               2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166
                                                               2002        1.134           0.904                      --
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.160           1.237                   5,511
                                                               2004        1.020           1.160                   1,140
                                                               2003        0.788           1.020                      --
                                                               2002        1.000           0.788                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.194           1.220                 119,527
                                                               2004        1.120           1.194                  96,922
                                                               2003        0.918           1.120                      --
                                                               2002        1.136           0.918                      --
                                                               2001        1.000           1.136                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.189           1.195                  62,261
                                                               2004        1.137           1.189                  41,948
                                                               2003        1.039           1.137                      --
                                                               2002        1.011           1.039                      --
                                                               2001        1.000           1.011                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.173           1.198                  32,169
                                                               2004        1.086           1.173                  24,381
                                                               2003        0.867           1.086                      --
                                                               2002        1.141           0.867                      --
                                                               2001        1.000           1.141                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Fundamental Value Portfolio (6/00).......................   2005        1.301           1.336                  107,320
                                                               2004        1.227           1.301                   78,557
                                                               2003        0.904           1.227                       --
                                                               2002        1.172           0.904                       --
                                                               2001        1.000           1.172                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.270           1.394                       --
                                                               2004        1.076           1.270                       --
                                                               2003        0.815           1.076                       --
                                                               2002        1.158           0.815                       --
                                                               2001        1.000           1.158                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525                   11,493
                                                               2004        1.330           1.497                   11,540
                                                               2003        1.000           1.330                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383                   70,546
                                                               2004        1.239           1.368                   69,261
                                                               2003        1.000           1.239                   71,566

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616                   78,565
                                                               2004        1.254           1.524                   66,625
                                                               2003        1.000           1.254                   13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113                  288,960
                                                               2004        1.043           1.113                  171,050
                                                               2003        1.000           1.043                   78,471

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.132           1.137                  388,412
                                                               2004        1.102           1.132                  164,259
                                                               2003        1.071           1.102                       --
                                                               2002        1.002           1.071                       --
                                                               2001        1.000           1.002                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.159           1.218                       --
                                                               2004        1.100           1.159                       --
                                                               2003        0.850           1.100                       --
                                                               2002        1.233           0.850                       --
                                                               2001        1.000           1.233                       --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.315           1.445                       --
                                                               2004        1.155           1.315                       --
                                                               2003        0.917           1.155                       --
                                                               2002        1.137           0.917                       --
                                                               2001        1.000           1.137                       --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.771           1.858                   34,614
                                                               2004        1.433           1.771                   15,588
                                                               2003        0.977           1.433                       --
                                                               2002        1.220           0.977                       --
                                                               2001        1.000           1.220                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.196           1.219                   30,618
                                                               2004        1.127           1.196                    9,549
                                                               2003        0.827           1.127                       --
                                                               2002        1.127           0.827                       --
                                                               2001        1.000           1.127                       --

   Investors Fund -- Class I (1/01).........................   2005        1.197           1.250                   18,740
                                                               2004        1.107           1.197                    9,435
                                                               2003        0.854           1.107                       --
                                                               2002        1.133           0.854                       --
                                                               2001        1.000           1.133                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.320           1.357                   57,267
                                                               2004        1.171           1.320                   56,224
                                                               2003        0.802           1.171                       --
                                                               2002        1.255           0.802                       --
                                                               2001        1.000           1.255                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.001           0.979                       --
                                                               2004        0.989           1.001                       --
                                                               2003        0.817           0.989                       --
                                                               2002        1.127           0.817                       --
                                                               2001        1.000           1.127                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.139           1.186                       --
                                                               2004        1.130           1.139                       --
                                                               2003        0.859           1.130                       --
                                                               2002        1.197           0.859                       --
                                                               2001        1.000           1.197                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.426           1.470                  189,544
                                                               2004        1.365           1.426                  159,891
                                                               2003        1.060           1.365                   79,503
                                                               2002        1.000           1.060                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.274           1.301                  421,372
                                                               2004        1.238           1.274                  273,574
                                                               2003        1.037           1.238                   34,419
                                                               2002        1.000           1.037                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.493           1.559                  159,791
                                                               2004        1.382           1.493                  130,088
                                                               2003        1.073           1.382                       --
                                                               2002        1.000           1.073                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.411           1.432                   57,253
                                                               2004        1.349           1.411                   24,670
                                                               2003        1.068           1.349                       --
                                                               2002        1.000           1.068                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.266                       --
                                                               2004        1.139           1.189                       --
                                                               2003        0.899           1.139                       --
                                                               2002        1.206           0.899                       --
                                                               2001        1.000           1.206                       --

   Equity Income Portfolio (10/00)..........................   2005        1.317           1.348                   74,242
                                                               2004        1.224           1.317                   52,584
                                                               2003        0.952           1.224                   35,771
                                                               2002        1.129           0.952                       --
                                                               2001        1.000           1.129                       --

   Large Cap Portfolio (6/00)...............................   2005        1.096           1.167                       --
                                                               2004        1.050           1.096                       --
                                                               2003        0.860           1.050                       --
                                                               2002        1.137           0.860                       --
                                                               2001        1.000           1.137                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                       --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.018                       --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                   14,308

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.137           1.249                   39,338
                                                               2004        1.002           1.137                   33,831
                                                               2003        0.844           1.002                       --
                                                               2002        1.151           0.844                       --
                                                               2001        1.000           1.151                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.096           1.063                       --
                                                               2004        0.993           1.096                       --
                                                               2003        0.785           0.993                       --
                                                               2002        1.218           0.785                       --
                                                               2001        1.000           1.218                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.822           0.830                   10,540
                                                               2004        0.736           0.822                   10,388
                                                               2003        0.548           0.736                       --
                                                               2002        1.000           0.548                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.250           1.261                   80,510
                                                               2004        1.144           1.250                   46,257
                                                               2003        1.002           1.144                   74,835
                                                               2002        1.080           1.002                       --
                                                               2001        1.000           1.080                       --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.165                   19,960
                                                               2004        1.000           1.117                    8,567

   Mondrian International Stock Portfolio (3/02)............   2005        1.202           1.290                   47,848
                                                               2004        1.060           1.202                   30,586
                                                               2003        0.842           1.060                       --
                                                               2002        1.000           0.842                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.319           1.370                    2,908
                                                               2004        1.212           1.319                    1,735
                                                               2003        1.000           1.212                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108                   52,692
                                                               2004        1.000           1.091                   30,316

   Strategic Equity Portfolio (6/00)........................   2005        1.047           1.047                       --
                                                               2004        0.970           1.047                       --
                                                               2003        0.747           0.970                       --
                                                               2002        1.148           0.747                       --
                                                               2001        1.000           1.148                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.050           1.043                  155,816
                                                               2004        1.042           1.050                  117,811
                                                               2003        0.981           1.042                       --
                                                               2002        0.980           0.981                       --
                                                               2001        1.000           0.980                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.034           1.092                       --
                                                               2004        1.016           1.034                       --
                                                               2003        0.826           1.016                       --
                                                               2002        1.193           0.826                       --
                                                               2001        1.000           1.193                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.989           0.991                   30,100
                                                               2004        0.997           0.989                       --
                                                               2003        1.000           0.997                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.136           1.242                  149,332
                                                               2004        1.054           1.136                   92,170
                                                               2003        0.800           1.054                       --
                                                               2002        1.212           0.800                       --
                                                               2001        1.000           1.212                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.329           1.336                   27,070
                                                               2004        1.228           1.329                   18,983
                                                               2003        0.983           1.228                       --
                                                               2002        1.037           0.983                       --
                                                               2001        1.000           1.037                       --

   Smith Barney International All Cap Growth
   Portfolio (3/00).........................................   2005        1.226           1.342                       --
                                                               2004        1.062           1.226                       --
                                                               2003        0.850           1.062                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth Portfolio         2002        1.168           0.850                       --
   (continued)..............................................   2001        1.000           1.168                       --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.090           1.137                       --
                                                               2004        1.005           1.090                       --
                                                               2003        0.804           1.005                       --
                                                               2002        1.101           0.804                       --
                                                               2001        1.000           1.101                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.237           1.275                  130,235
                                                               2004        1.258           1.237                  112,011
                                                               2003        0.870           1.258                       --
                                                               2002        1.181           0.870                       --
                                                               2001        1.000           1.181                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.343           1.425                   14,845
                                                               2004        1.241           1.343                   14,847
                                                               2003        0.976           1.241                       --
                                                               2002        1.232           0.976                       --
                                                               2001        1.000           1.232                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.967           0.974                  132,472
                                                               2004        0.978           0.967                   32,120
                                                               2003        0.992           0.978                       --
                                                               2002        1.000           0.992                       --
                                                               2001        1.000           1.000                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.981           1.037                       --
                                                               2004        0.935           0.981                       --
                                                               2003        0.750           0.935                       --
                                                               2002        1.134           0.750                       --
                                                               2001        1.000           1.134                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.394           1.432                   16,170
                                                               2004        1.231           1.394                   15,034

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2003        0.885           1.231                       --
   (continued)..............................................   2002        1.215           0.885                       --
                                                               2001        1.000           1.215                       --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.614                   18,005
                                                               2004        1.248           1.410                   13,584
                                                               2003        0.992           1.248                   13,584
                                                               2002        1.118           0.992                       --
                                                               2001        1.000           1.118                       --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.411           1.631                  89,979
                                                               2004        1.155           1.411                  46,989
                                                               2003        0.853           1.155                      --
                                                               2002        1.000           0.853                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.340           1.551                      159
                                                               2004        1.145           1.340                       --
                                                               2003        1.000           1.145                       --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.152           1.191                       --
                                                               2004        1.112           1.152                       --
                                                               2003        1.000           1.112                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.220           1.249                    5,093
                                                               2004        1.120           1.220                       --
                                                               2003        1.000           1.120                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.159           1.304                       --
                                                               2004        1.093           1.159                       --
                                                               2003        1.000           1.093                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.319           1.474                   33,810
                                                               2004        1.187           1.319                   20,425
                                                               2003        1.000           1.187                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.266           1.440                  495,689
                                                               2004        1.149           1.266                  102,273
                                                               2003        1.000           1.149                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.239           1.284                  278,103
                                                               2004        1.147           1.239                  107,765
                                                               2003        1.000           1.147                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.470           1.543                    1,987
                                                               2004        1.143           1.470                       --
                                                               2003        1.000           1.143                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.295                    2,632
                                                               2004        1.074           1.201                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
  (11/03)...................................................   2005        1.199           1.293                  118,685
                                                               2004        1.067           1.199                       --
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.031                  141,388

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.302           1.336                   21,578
                                                               2004        1.192           1.302                   20,936
                                                               2003        1.000           1.192                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334                  156,547
                                                               2004        1.117           1.232                   32,618
                                                               2003        1.000           1.117                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924                   26,812
                                                               2004        1.263           1.542                       --
                                                               2003        1.000           1.263                       --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.364           1.472                  111,621
                                                               2004        1.175           1.364                   10,115
                                                               2003        1.000           1.175                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.319           1.406                  121,975
                                                               2004        1.161           1.319                       --
                                                               2003        1.000           1.161                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.192           1.218                   25,336
                                                               2004        1.119           1.192                       --
                                                               2003        1.000           1.119                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.105           1.110                   24,652
                                                               2004        1.057           1.105                   45,255
                                                               2003        1.000           1.057                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.219           1.245                   56,720
                                                               2004        1.130           1.219                   54,008
                                                               2003        1.000           1.130                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.238           1.271                   19,317
                                                               2004        1.169           1.238                       --
                                                               2003        1.000           1.169                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.347           1.478                   33,744
                                                               2004        1.142           1.347                       --
                                                               2003        1.000           1.142                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344                   44,697
                                                               2004        1.173           1.320                    4,856
                                                               2003        1.000           1.173                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272                    5,316
                                                               2004        1.140           1.258                       --
                                                               2003        1.000           1.140                       --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488                   87,302
                                                               2004        1.156           1.404                   16,199
                                                               2003        1.000           1.156                       --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115                  185,851
                                                               2004        1.046           1.115                   10,245
                                                               2003        1.000           1.046                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056                  470,959
                                                               2004        1.024           1.052                    4,979
                                                               2003        1.000           1.024                       --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.186           1.246                       --
                                                               2004        1.126           1.186                       --
                                                               2003        1.000           1.126                       --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.343           1.475                       --
                                                               2004        1.180           1.343                       --
                                                               2003        1.000           1.180                       --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.528           1.601                       --
                                                               2004        1.236           1.528                       --
                                                               2003        1.000           1.236                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.241           1.264                       --
                                                               2004        1.170           1.241                       --
                                                               2003        1.000           1.170                       --

   Investors Fund -- Class I (1/01).........................   2005        1.240           1.293                    5,937
                                                               2004        1.147           1.240                       --
                                                               2003        1.000           1.147                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.394           1.432                       --
                                                               2004        1.236           1.394                       --
                                                               2003        1.000           1.236                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.115           1.090                       --
                                                               2004        1.101           1.115                       --
                                                               2003        1.000           1.101                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth              2005        1.160           1.207                       --
   Portfolio (5/01).........................................   2004        1.151           1.160                       --
                                                               2003        1.000           1.151                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.215                  589,302
                                                               2004        1.129           1.179                  241,112
                                                               2003        1.000           1.129                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.143                  142,759
                                                               2004        1.089           1.120                  102,335
                                                               2003        1.000           1.089                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.231           1.284                   30,949
                                                               2004        1.140           1.231                       --
                                                               2003        1.000           1.140                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.173           1.189                   69,100
                                                               2004        1.122           1.173                   23,773
                                                               2003        1.000           1.122                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185           1.262                       --
                                                               2004        1.136           1.185                       --
                                                               2003        1.000           1.136                       --

   Equity Income Portfolio (10/00)..........................   2005        1.218           1.246                   45,518
                                                               2004        1.132           1.218                       --
                                                               2003        1.000           1.132                       --

   Large Cap Portfolio (6/00)...............................   2005        1.172           1.247                    1,666
                                                               2004        1.123           1.172                       --
                                                               2003        1.000           1.123                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                       --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.084                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.236           1.357                       --
                                                               2004        1.090           1.236                       --
                                                               2003        1.000           1.090                       --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.220           1.183                       --
                                                               2004        1.105           1.220                       --
                                                               2003        1.000           1.105                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.264           1.276                    6,041
                                                               2004        1.132           1.264                       --
                                                               2003        1.000           1.132                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.177           1.187                   96,384
                                                               2004        1.078           1.177                    9,432
                                                               2003        1.000           1.078                       --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.164                  125,223
                                                               2004        1.000           1.117                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.313           1.408                    3,713
                                                               2004        1.158           1.313                       --
                                                               2003        1.000           1.158                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.226           1.273                       --
                                                               2004        1.127           1.226                       --
                                                               2003        1.000           1.127                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.107                  119,462
                                                               2004        1.000           1.091                       --

   Strategic Equity Portfolio (6/00)........................   2005        1.205           1.204                       --
                                                               2004        1.116           1.205                       --
                                                               2003        1.000           1.116                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.112                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.036           1.029                   27,974
                                                               2004        1.029           1.036                   21,513
                                                               2003        1.000           1.029                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.148           1.212                       --
                                                               2004        1.128           1.148                       --
                                                               2003        1.000           1.128                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.988           0.990                   12,201
                                                               2004        0.997           0.988                       --
                                                               2003        1.000           0.997                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.223           1.337                  101,312
                                                               2004        1.136           1.223                   12,861
                                                               2003        1.000           1.136                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.191           1.197                  129,198
                                                               2004        1.101           1.191                   58,956
                                                               2003        1.000           1.101                       --

   Smith Barney International All Cap Growth
   Portfolio (3/00).........................................   2005        1.354           1.482                       --
                                                               2004        1.173           1.354                       --
                                                               2003        1.000           1.173                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.242           1.296                       --
                                                               2004        1.147           1.242                       --
                                                               2003        1.000           1.147                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00) ..................................................   2005        1.148           1.183                    6,605
                                                               2004        1.169           1.148                       --
                                                               2003        1.000           1.169                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.252           1.328                    3,622
                                                               2004        1.158           1.252                       --
                                                               2003        1.000           1.158                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.982           0.989                       --
                                                               2004        0.994           0.982                       --
                                                               2003        1.000           0.994                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.169           1.236                       --
                                                               2004        1.115           1.169                       --
                                                               2003        1.000           1.115                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.397           1.436                    2,459
                                                               2004        1.234           1.397                       --
                                                               2003        1.000           1.234                       --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.288           1.474                  120,962
                                                               2004        1.141           1.288                   21,572
                                                               2003        1.000           1.141                       --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.462           1.690                   45,068
                                                               2004        1.198           1.462                       --
                                                               2003        1.000           1.198                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.385           1.602                  106,587
                                                               2004        1.184           1.385                   33,175
                                                               2003        0.968           1.184                       --
                                                               2002        1.000           0.968                       --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.220           1.262                       --
                                                               2004        1.179           1.220                       --
                                                               2003        0.963           1.179                       --
                                                               2002        1.000           0.963                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.352           1.384                       --
                                                               2004        1.242           1.352                       --
                                                               2003        0.960           1.242                       --
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.213           1.364                   99,481
                                                               2004        1.144           1.213                   91,022
                                                               2003        0.948           1.144                       --
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.448           1.616                  642,170
                                                               2004        1.303           1.448                  440,414
                                                               2003        0.984           1.303                   55,238
                                                               2002        1.000           0.984                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.416           1.611                1,532,708
                                                               2004        1.286           1.416                1,059,551
                                                               2003        0.960           1.286                   99,932
                                                               2002        1.000           0.960                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.360           1.409                1,424,925
                                                               2004        1.259           1.360                  945,214
                                                               2003        0.971           1.259                   66,778
                                                               2002        1.000           0.971                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.696           1.779                 297,881
                                                               2004        1.319           1.696                 259,924
                                                               2003        1.005           1.319                  37,864
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03) .................................................   2005        1.200           1.294                  88,966
                                                               2004        1.073           1.200                  73,133
                                                               2003        1.000           1.073                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.198           1.291                 257,968
                                                               2004        1.067           1.198                 139,483
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
  (5/05) ...................................................   2005        1.000           1.030                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.420           1.456                      --
                                                               2004        1.301           1.420                      --
                                                               2003        0.969           1.301                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.342           1.453                 273,728
                                                               2004        1.218           1.342                 164,481
                                                               2003        0.994           1.218                   6,136
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.759           2.193                 191,267
                                                               2004        1.441           1.759                 141,585
                                                               2003        1.000           1.441                  54,560

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.484           1.601                 126,678
                                                               2004        1.279           1.484                  93,506

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.989           1.279                       --
   (continued)..............................................   2002        1.000           0.989                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02) ..................................................   2005        1.434           1.528                  377,836
                                                               2004        1.263           1.434                  331,135
                                                               2003        0.976           1.263                  124,930
                                                               2002        1.000           0.976                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.268           1.294                       --
                                                               2004        1.191           1.268                       --
                                                               2003        0.977           1.191                       --
                                                               2002        1.000           0.977                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.154           1.158                       --
                                                               2004        1.105           1.154                       --
                                                               2003        1.010           1.105                       --
                                                               2002        1.000           1.010                       --

   Equity Index Portfolio -- Class II Shares (6/00)..........  2005        1.304           1.331                  418,030
                                                               2004        1.209           1.304                  393,773
                                                               2003        0.967           1.209                  143,964
                                                               2002        1.000           0.967                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.388           1.423                       --
                                                               2004        1.310           1.388                       --
                                                               2003        0.966           1.310                       --
                                                               2002        1.000           0.966                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00).........  2005        1.529           1.676                       --
                                                               2004        1.296           1.529                       --
                                                               2003        0.983           1.296                       --
                                                               2002        1.000           0.983                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.495           1.521                 145,348
                                                               2004        1.329           1.495                 113,336
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.365           1.380                 279,776
                                                               2004        1.238           1.365                 163,189
                                                               2003        1.000           1.238                   6,050

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.522           1.612                 216,566
                                                               2004        1.253           1.522                 114,516
                                                               2003        1.000           1.253                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.110                 464,685
                                                               2004        1.043           1.111                 214,161
                                                               2003        1.000           1.043                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.068           1.071               1,035,472
                                                               2004        1.040           1.068                 714,714
                                                               2003        1.012           1.040                  27,193
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01) ..................................................   2005        1.303           1.368                      --
                                                               2004        1.238           1.303                      --
                                                               2003        0.958           1.238                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.422           1.562                   3,198
                                                               2004        1.251           1.422                   3,198
                                                               2003        0.994           1.251                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01) ..................................................   2005        1.767           1.851                 238,322
                                                               2004        1.431           1.767                 203,643

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares           2003        0.977           1.431                  82,176
   (continued)..............................................   2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.385           1.410                 260,182
                                                               2004        1.306           1.385                 267,262
                                                               2003        0.960           1.306                  59,804
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.341           1.398                 151,318
                                                               2004        1.241           1.341                  70,944
                                                               2003        0.958           1.241                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.592           1.635                 145,079
                                                               2004        1.413           1.592                 156,147
                                                               2003        0.970           1.413                   9,472
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.178           1.150                      --
                                                               2004        1.164           1.178                      --
                                                               2003        0.963           1.164                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.270           1.322                      --
                                                               2004        1.261           1.270                      --
                                                               2003        0.960           1.261                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.301           1.341                 143,582
                                                               2004        1.247           1.301                  80,817
                                                               2003        0.969           1.247                      --
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2005        1.201           1.226                   23,153
   and Value (10/02)........................................   2004        1.169           1.201                   23,285
                                                               2003        0.979           1.169                       --
                                                               2002        1.000           0.979                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.337           1.395                       --
                                                               2004        1.239           1.337                       --
                                                               2003        0.962           1.239                       --
                                                               2002        1.000           0.962                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.268           1.285                       --
                                                               2004        1.214           1.268                       --
                                                               2003        0.961           1.214                       --
                                                               2002        1.000           0.961                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.275           1.357                  164,676
                                                               2004        1.224           1.275                  122,713
                                                               2003        0.967           1.224                    2,233
                                                               2002        1.000           0.967                       --

   Equity Income Portfolio (10/00)..........................   2005        1.323           1.353                  284,705
                                                               2004        1.230           1.323                  207,293
                                                               2003        0.958           1.230                   36,353
                                                               2002        1.000           0.958                       --

   Large Cap Portfolio (6/00)...............................   2005        1.230           1.308                   27,397
                                                               2004        1.179           1.230                   71,256
                                                               2003        0.967           1.179                       --
                                                               2002        1.000           0.967                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                       --

   Managed Allocation Series: Conservative Portfolio
   (7/05) ..................................................   2005        1.007           1.017                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                  45,691

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.084                 244,231

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                  38,806

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.309           1.435                 100,404
                                                               2004        1.154           1.309                  66,131
                                                               2003        0.973           1.154                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.354           1.313                      --
                                                               2004        1.227           1.354                  12,107
                                                               2003        0.971           1.227                      --
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.459           1.472                 158,902
                                                               2004        1.306           1.459                  94,124
                                                               2003        0.974           1.306                   9,691
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.226           1.236               1,333,686
                                                               2004        1.124           1.226               1,076,462
                                                               2003        0.986           1.124                  63,220
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.163                  85,935
                                                               2004        1.000           1.117                   9,859

   Mondrian International Stock Portfolio (3/02)............   2005        1.428           1.530                 220,015
                                                               2004        1.260           1.428                 157,537
                                                               2003        1.001           1.260                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.317           1.366                  10,001
                                                               2004        1.211           1.317                   3,791
                                                               2003        1.000           1.211                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.106                 256,417
                                                               2004        1.000           1.090                 103,830

   Strategic Equity Portfolio (6/00)........................   2005        1.357           1.355                  24,192
                                                               2004        1.258           1.357                  23,249
                                                               2003        0.969           1.258                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111                     270

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                     272

   Travelers Managed Income Portfolio (7/00)................   2005        1.083           1.075                      --
                                                               2004        1.076           1.083                      --
                                                               2003        1.014           1.076                      --
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.207           1.274                      --
                                                               2004        1.188           1.207                      --
                                                               2003        0.966           1.188                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.987           0.989                 154,164
                                                               2004        0.997           0.987                  96,297
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.347           1.472                      --
                                                               2004        1.252           1.347                      --
                                                               2003        0.951           1.252                      --
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.359           1.365                  15,696
                                                               2004        1.257           1.359                   7,657
                                                               2003        1.007           1.257                      --
                                                               2002        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney International All Cap Growth                   2005        1.418           1.551                       --
   Portfolio (3/00).........................................   2004        1.230           1.418                       --
                                                               2003        0.986           1.230                       --
                                                               2002        1.000           0.986                       --

   Smith Barney Large Cap Value Portfolio (6/00)............   2005        1.310           1.366                       --
                                                               2004        1.210           1.310                       --
                                                               2003        0.969           1.210                       --
                                                               2002        1.000           0.969                       --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.342           1.382                       --
                                                               2004        1.366           1.342                       --
                                                               2003        0.946           1.366                       --
                                                               2002        1.000           0.946                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.341           1.421                       --
                                                               2004        1.240           1.341                       --
                                                               2003        0.977           1.240                       --
                                                               2002        1.000           0.977                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.972           0.978                       --
                                                               2004        0.985           0.972                       --
                                                               2003        0.999           0.985                       --
                                                               2002        1.000           0.999                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.253           1.323                       --
                                                               2004        1.196           1.253                       --
                                                               2003        0.959           1.196                       --
                                                               2002        1.000           0.959                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.532           1.573                       --
                                                               2004        1.354           1.532                       --
                                                               2003        0.974           1.354                       --
                                                               2002        1.000           0.974                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.406           1.608                  14,368
                                                               2004        1.246           1.406                  15,205
                                                               2003        0.991           1.246                      --
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (7/02)..............   2005        1.628           1.881                 434,766
                                                               2004        1.334           1.628                 257,511
                                                               2003        0.986           1.334                      --
                                                               2002        1.000           0.986                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                             VINTAGE II (SERIES II)

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.128           1.314                   7,493
                                                               2004        0.958           1.128                      --
                                                               2003        0.779           0.958                      --
                                                               2002        1.000           0.779                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.124           1.158                  26,385
                                                               2004        1.025           1.124                  25,030
                                                               2003        0.787           1.025                   3,941
                                                               2002        1.000           0.787                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        0.783           0.886                  12,418
                                                               2004        0.734           0.783                  12,938
                                                               2003        0.604           0.734                      --
                                                               2002        0.886           0.604                      --
                                                               2001        1.000           0.886                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.120           1.258                 599,544
                                                               2004        1.002           1.120                 354,206
                                                               2003        0.752           1.002                  48,343
                                                               2002        0.894           0.752                      --
                                                               2001        1.000           0.894                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.970           1.110               1,667,796
                                                               2004        0.875           0.970               1,107,265
                                                               2003        0.649           0.875                 109,171
                                                               2002        0.872           0.649                      --
                                                               2001        1.000           0.872                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.093           1.140               1,455,115
                                                               2004        1.005           1.093               1,074,777
                                                               2003        0.771           1.005                  64,249
                                                               2002        0.958           0.771                      --
                                                               2001        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.634           1.725                       --
                                                               2004        1.262           1.634                       --
                                                               2003        0.956           1.262                       --
                                                               2002        1.000           0.956                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03) .................................................   2005        1.209           1.312                       --
                                                               2004        1.074           1.209                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
  (11/03) ..................................................   2005        1.207           1.309                   87,013
                                                               2004        1.068           1.207                   55,627
                                                               2003        1.000           1.068                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05) ..................................................   2005        1.000           1.035                   41,954

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.971           1.002                  196,099
                                                               2004        0.884           0.971                  108,496
                                                               2003        0.654           0.884                       --
                                                               2002        0.931           0.654                       --
                                                               2001        1.000           0.931                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.155           1.258                  257,737
                                                               2004        1.041           1.155                  152,523
                                                               2003        0.844           1.041                   40,328
                                                               2002        1.000           0.844                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.778           2.232                  125,111
                                                               2004        1.447           1.778                   34,186
                                                               2003        1.000           1.447                      664

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.092           1.185                  358,603
                                                               2004        0.935           1.092                  206,196

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.718           0.935                   1,815
   (continued)..............................................   2002        0.895           0.718                      --
                                                               2001        1.000           0.895                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02) .................................................    2005        1.177           1.263                 205,466
                                                               2004        1.030           1.177                  83,145
                                                               2003        0.791           1.030                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.003           1.030                 658,853
                                                               2004        0.936           1.003                 360,370
                                                               2003        0.763           0.936                  21,107
                                                               2002        0.939           0.763                      --
                                                               2001        1.000           0.939                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.191           1.203                 165,382
                                                               2004        1.133           1.191                 153,517
                                                               2003        1.029           1.133                   1,196
                                                               2002        0.996           1.029                      --
                                                               2001        1.000           0.996                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.954           0.980                  60,653
                                                               2004        0.878           0.954                  56,171
                                                               2003        0.698           0.878                      --
                                                               2002        0.913           0.698                      --
                                                               2001        1.000           0.913                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.034           1.068               1,252,208
                                                               2004        0.970           1.034                 815,357
                                                               2003        0.710           0.970                  30,172
                                                               2002        0.916           0.710                      --
                                                               2001        1.000           0.916                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.877           0.968                   8,092
                                                               2004        0.739           0.877                   6,396
                                                               2003        0.556           0.739                   2,441
                                                               2002        0.786           0.556                      --
                                                               2001        1.000           0.786                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.511           1.548                 111,698
                                                               2004        1.335           1.511                  42,908
                                                               2003        1.000           1.335                   2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.380           1.404                 144,845
                                                               2004        1.244           1.380                 142,571
                                                               2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.538           1.640                 192,963
                                                               2004        1.259           1.538                  37,271
                                                               2003        1.000           1.259                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.124           1.130                 637,239
                                                               2004        1.047           1.124                 309,675
                                                               2003        1.000           1.047                  19,465

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.197           1.208                 855,028
                                                               2004        1.159           1.197                 664,766
                                                               2003        1.120           1.159                  57,268
                                                               2002        1.042           1.120                      --
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.055           1.167                      --
                                                               2004        0.922           1.055                      --
                                                               2003        0.728           0.922                      --
                                                               2002        0.898           0.728                      --
                                                               2001        1.000           0.898                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.520           1.603                  55,960
                                                               2004        1.223           1.520                  14,805
                                                               2003        0.829           1.223                   4,897
                                                               2002        1.030           0.829                      --
                                                               2001        1.000           1.030                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.015           1.041                 112,651
                                                               2004        0.952           1.015                  98,802
                                                               2003        0.695           0.952                      --
                                                               2002        0.941           0.695                      --
                                                               2001        1.000           0.941                      --

   Investors Fund -- Class I (1/01).........................   2005        1.000           1.049                  79,363
                                                               2004        0.920           1.000                  71,911
                                                               2003        0.705           0.920                  14,535
                                                               2002        0.931           0.705                      --
                                                               2001        1.000           0.931                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.999           1.032                  14,146
                                                               2004        0.881           0.999                  10,016
                                                               2003        0.601           0.881                   2,108
                                                               2002        0.934           0.601                      --
                                                               2001        1.000           0.934                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.812           0.799                  77,344
                                                               2004        0.798           0.812                  36,497
                                                               2003        0.656           0.798                   3,387
                                                               2002        0.900           0.656                      --
                                                               2001        1.000           0.900                      --

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2005        0.881           0.923                   2,029
                                                               2004        0.869           0.881                   2,029
                                                               2003        0.657           0.869                      --
                                                               2002        0.911           0.657                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth
   and Value (10/02)........................................   2005        1.443           1.497                 804,209
                                                               2004        1.374           1.443                 623,494
                                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2005        1.290           1.325               1,353,403
   and Value (10/02)........................................   2004        1.247           1.290                 915,145
                                                               2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.512           1.587                 612,686
                                                               2004        1.392           1.512                 428,665
                                                               2003        1.074           1.392                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.429           1.457                  20,388
                                                               2004        1.359           1.429                  13,357
                                                               2003        1.069           1.359                     749
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.885           0.948                   4,221
                                                               2004        0.844           0.885                   2,495
                                                               2003        0.662           0.844                      --
                                                               2002        0.883           0.662                      --
                                                               2001        1.000           0.883                      --

   Equity Income Portfolio (10/00)..........................   2005        1.112           1.145                 144,301
                                                               2004        1.027           1.112                 106,627
                                                               2003        0.795           1.027                   1,236
                                                               2002        0.938           0.795                      --
                                                               2001        1.000           0.938                      --

   Large Cap Portfolio (6/00)...............................   2005        0.864           0.925                      --
                                                               2004        0.823           0.864                      --
                                                               2003        0.670           0.823                      --
                                                               2002        0.881           0.670                      --
                                                               2001        1.000           0.881                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.110                      --

   Managed Allocation Series: Conservative Portfolio
  (7/05)....................................................   2005        1.007           1.021                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.055                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.088                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.032                  17,473

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.869           0.959                 130,617
                                                               2004        0.761           0.869                  14,141
                                                               2003        0.637           0.761                     132
                                                               2002        0.864           0.637                      --
                                                               2001        1.000           0.864                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.766           0.743                      --
                                                               2004        0.689           0.766                  30,876
                                                               2003        0.542           0.689                      --
                                                               2002        0.836           0.542                      --
                                                               2001        1.000           0.836                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.835           0.848                  26,677
                                                               2004        0.743           0.835                      --
                                                               2003        0.550           0.743                      --
                                                               2002        1.000           0.550                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.147           1.163               1,651,026
                                                               2004        1.044           1.147               1,076,243
                                                               2003        0.910           1.044                 134,780
                                                               2002        0.975           0.910                      --
                                                               2001        1.000           0.975                      --

   MFS Value Portfolio (5/04)...............................   2005        1.121           1.176                 140,928
                                                               2004        1.000           1.121                  16,893

   Mondrian International Stock Portfolio (3/02)............   2005        1.221           1.317                  33,147
                                                               2004        1.071           1.221                  36,442
                                                               2003        0.845           1.071                      --
                                                               2002        1.000           0.845                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.331           1.390                  11,626
                                                               2004        1.216           1.331                  10,551
                                                               2003        1.000           1.216                      64

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.037           1.040                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.095           1.118                 156,421
                                                               2004        1.000           1.095                  33,364

   Strategic Equity Portfolio (6/00)........................   2005        0.789           0.793                      --
                                                               2004        0.727           0.789                      --
                                                               2003        0.556           0.727                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.116                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.112                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.098           1.097                 110,157
                                                               2004        1.084           1.098                 101,718
                                                               2003        1.015           1.084                   1,150
                                                               2002        1.008           1.015                      --
                                                               2001        1.000           1.008                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.814           0.864                      --
                                                               2004        0.795           0.814                      --
                                                               2003        0.643           0.795                      --
                                                               2002        0.923           0.643                      --
                                                               2001        1.000           0.923                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.996           1.004                  21,267
                                                               2004        0.999           0.996                  44,674
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        0.870           0.957               1,615,870
                                                               2004        0.803           0.870               1,064,925
                                                               2003        0.606           0.803                  68,808

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        0.913           0.606                      --
                                                               2001        1.000           0.913                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.215           1.228                 267,576
                                                               2004        1.116           1.215                 198,065
                                                               2003        0.889           1.116                  24,446
                                                               2002        0.932           0.889                      --
                                                               2001        1.000           0.932                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00) ..................................................   2005        0.984           1.020                 106,624
                                                               2004        0.995           0.984                 100,138
                                                               2003        0.684           0.995                  16,090
                                                               2002        0.923           0.684                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.029           1.098                 221,381
                                                               2004        0.946           1.029                 206,573
                                                               2003        0.740           0.946                  46,991
                                                               2002        0.929           0.740                      --
                                                               2001        1.000           0.929                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.990           1.002                  20,026
                                                               2004        0.996           0.990                 143,313
                                                               2003        1.004           0.996                   4,691
                                                               2002        1.007           1.004                      --
                                                               2001        1.000           1.007                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.745           0.792                  62,111
                                                               2004        0.706           0.745                  43,996
                                                               2003        0.563           0.706                      --
                                                               2002        0.846           0.563                      --
                                                               2001        1.000           0.846                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.093           1.129                  39,861
                                                               2004        0.959           1.093                  34,142
                                                               2003        0.686           0.959                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2002        0.937           0.686                      --
   (continued)..............................................   2001        1.000           0.937                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.209           1.392                 237,522
                                                               2004        1.064           1.209                  62,969
                                                               2003        0.842           1.064                      --
                                                               2002        0.943           0.842                      --
                                                               2001        1.000           0.943                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.432           1.665                 484,446
                                                               2004        1.166           1.432                 270,065
                                                               2003        0.856           1.166                   6,840
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.127           1.311                      --
                                                               2004        0.957           1.127                      --
                                                               2003        0.778           0.957                      --
                                                               2002        1.000           0.778                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.122           1.156                      --
                                                               2004        1.025           1.122                      --
                                                               2003        0.787           1.025                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        0.663           0.749                  17,737
                                                               2004        0.621           0.663                  21,358
                                                               2003        0.511           0.621                  28,250
                                                               2002        0.751           0.511                  36,065
                                                               2001        0.924           0.751                  37,053
                                                               2000        1.055           0.924                  37,068

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.022           1.147                  37,535
                                                               2004        0.914           1.022                  37,544
                                                               2003        0.686           0.914                  31,673
                                                               2002        0.817           0.686                  40,766
                                                               2001        0.967           0.817                  41,734
                                                               2000        1.334           0.967                  31,450

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.073           1.228                  17,583
                                                               2004        0.969           1.073                  31,773
                                                               2003        0.719           0.969                  27,545
                                                               2002        0.967           0.719                  27,113
                                                               2001        1.200           0.967                  20,474
                                                               2000        1.247           1.200                   9,891

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.270           1.324                  53,549
                                                               2004        1.169           1.270                  52,842
                                                               2003        0.896           1.169                  55,704
                                                               2002        1.115           0.896                   8,489
                                                               2001        1.104           1.115                      --
                                                               2000        0.994           1.104                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.632           1.722                       --
                                                               2004        1.261           1.632                       --
                                                               2003        0.956           1.261                       --
                                                               2002        1.000           0.956                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03)...................................................   2005        1.208           1.311                       --
                                                               2004        1.074           1.208                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.206           1.308                    8,787
                                                               2004        1.067           1.206                    7,889
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.034                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.868           0.895                    6,626
                                                               2004        0.790           0.868                    6,633
                                                               2003        0.585           0.790                       --
                                                               2002        0.833           0.585                       --
                                                               2001        0.998           0.833                       --
                                                               2000        1.355           0.998                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.153           1.256                   61,444
                                                               2004        1.040           1.153                   63,631
                                                               2003        0.844           1.040                   65,759
                                                               2002        1.000           0.844                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.776           2.229                    2,076
                                                               2004        1.446           1.776                    2,082
                                                               2003        1.000           1.446                    2,084

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.079           1.171                   7,536
                                                               2004        0.925           1.079                   7,538
                                                               2003        0.710           0.925                   8,660
                                                               2002        0.886           0.710                  12,719
                                                               2001        1.071           0.886                  13,265
                                                               2000        1.057           1.071                  11,090

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.176           1.260                      --
                                                               2004        1.029           1.176                      --
                                                               2003        0.791           1.029                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.032           1.060                  16,184
                                                               2004        0.964           1.032                  17,692
                                                               2003        0.786           0.964                      --
                                                               2002        0.968           0.786                      --
                                                               2001        1.024           0.968                      --
                                                               2000        1.035           1.024                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.226           1.238                      --
                                                               2004        1.166           1.226                      --
                                                               2003        1.060           1.166                      --
                                                               2002        1.027           1.060                      --
                                                               2001        1.011           1.027                      --
                                                               2000        1.010           1.011                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.857           0.880                      --
                                                               2004        0.790           0.857                   3,911
                                                               2003        0.628           0.790                   3,916
                                                               2002        0.822           0.628                   5,111
                                                               2001        0.952           0.822                   6,152
                                                               2000        1.075           0.952                   6,152

   Fundamental Value Portfolio (6/00).......................   2005        1.293           1.334                  64,300
                                                               2004        1.214           1.293                  66,822
                                                               2003        0.889           1.214                  61,484
                                                               2002        1.147           0.889                  20,824
                                                               2001        1.230           1.147                  20,828
                                                               2000        1.099           1.230                  16,815

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.446           0.492                      --
                                                               2004        0.376           0.446                   4,174
                                                               2003        0.283           0.376                   4,179
                                                               2002        0.400           0.283                   5,460
                                                               2001        0.673           0.400                   6,578
                                                               2000        1.000           0.673                   6,578

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.510           1.546                      --
                                                               2004        1.334           1.510                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.379           1.402                   1,706
                                                               2004        1.243           1.379                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.537           1.638                      --
                                                               2004        1.258           1.537                      --
                                                               2003        1.000           1.258                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.123           1.128                   1,679
                                                               2004        1.047           1.123                      --
                                                               2003        1.000           1.047                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.207           1.217                   8,970
                                                               2004        1.168           1.207                   8,983
                                                               2003        1.130           1.168                   8,992
                                                               2002        1.052           1.130                   3,340
                                                               2001        1.000           1.052                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.005           1.111                      --
                                                               2004        0.879           1.005                      --
                                                               2003        0.694           0.879                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.602           1.689                       --
                                                               2004        1.289           1.602                       --
                                                               2003        0.875           1.289                       --
                                                               2002        1.087           0.875                       --
                                                               2001        1.000           1.087                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.299           1.331                       --
                                                               2004        1.218           1.299                       --
                                                               2003        0.890           1.218                       --
                                                               2002        1.206           0.890                       --
                                                               2001        1.202           1.206                       --
                                                               2000        1.194           1.202                       --

   Investors Fund -- Class I (1/01).........................   2005        1.182           1.240                       --
                                                               2004        1.088           1.182                       --
                                                               2003        0.835           1.088                       --
                                                               2002        1.102           0.835                       --
                                                               2001        1.193           1.102                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.280           1.322                       --
                                                               2004        1.129           1.280                       --
                                                               2003        0.770           1.129                       --
                                                               2002        1.198           0.770                       --
                                                               2001        1.312           1.198                       --
                                                               2000        1.481           1.312                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.805           0.791                       --
                                                               2004        0.791           0.805                       --
                                                               2003        0.650           0.791                       --
                                                               2002        0.893           0.650                       --
                                                               2001        1.000           0.893                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.863           0.903                       --
                                                               2004        0.852           0.863                       --
                                                               2003        0.644           0.852                       --
                                                               2002        0.894           0.644                       --
                                                               2001        1.000           0.894                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.442           1.494                   17,662
                                                               2004        1.373           1.442                   17,683
                                                               2003        1.061           1.373                       --
                                                               2002        1.000           1.061                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.289           1.323                       --
                                                               2004        1.246           1.289                       --
                                                               2003        1.038           1.246                       --
                                                               2002        1.000           1.038                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.510           1.584                       --
                                                               2004        1.391           1.510                       --
                                                               2003        1.074           1.391                       --
                                                               2002        1.000           1.074                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.427           1.455                       --
                                                               2004        1.358           1.427                       --
                                                               2003        1.069           1.358                       --
                                                               2002        1.000           1.069                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.864           0.925                       --
                                                               2004        0.824           0.864                       --
                                                               2003        0.647           0.824                       --
                                                               2002        0.863           0.647                       --
                                                               2001        1.000           0.863                       --

   Equity Income Portfolio (10/00)..........................   2005        1.185           1.219                       --
                                                               2004        1.095           1.185                       --
                                                               2003        0.848           1.095                    1,373
                                                               2002        1.001           0.848                    7,261
                                                               2001        1.089           1.001                    7,274
                                                               2000        1.058           1.089                       --

   Large Cap Portfolio (6/00)...............................   2005        0.715           0.765                       --
                                                               2004        0.681           0.715                    5,924
                                                               2003        0.555           0.681                   13,468

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Large Cap Portfolio  (continued).........................   2002        0.730           0.555                  15,294
                                                               2001        0.897           0.730                  16,878
                                                               2000        1.048           0.897                  16,886

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.110                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.021                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.055                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.088                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.032                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.755           0.833                      --
                                                               2004        0.662           0.755                      --
                                                               2003        0.555           0.662                      --
                                                               2002        0.753           0.555                      --
                                                               2001        0.986           0.753                      --
                                                               2000        1.106           0.986                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.647           0.627                      --
                                                               2004        0.583           0.647                   8,071
                                                               2003        0.458           0.583                  12,511
                                                               2002        0.708           0.458                  16,874
                                                               2001        1.126           0.708                  17,697
                                                               2000        1.559           1.126                  17,705

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.834           0.846                   3,956
                                                               2004        0.742           0.834                      --
                                                               2003        0.550           0.742                      --
                                                               2002        1.000           0.550                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.326           1.345                   9,243
                                                               2004        1.209           1.326                   7,853
                                                               2003        1.053           1.209                      --
                                                               2002        1.129           1.053                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2001        1.147           1.129                       --
                                                               2000        1.025           1.147                       --

   MFS Value Portfolio (5/04)...............................   2005        1.121           1.175                       --
                                                               2004        1.000           1.121                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.219           1.315                       --
                                                               2004        1.070           1.219                       --
                                                               2003        0.845           1.070                       --
                                                               2002        1.000           0.845                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.330           1.388                    4,465
                                                               2004        1.216           1.330                    4,469
                                                               2003        1.000           1.216                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.040                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.094           1.117                       --
                                                               2004        1.000           1.094                       --

   Strategic Equity Portfolio (6/00)........................   2005        0.720           0.723                   22,832
                                                               2004        0.663           0.720                   22,836
                                                               2003        0.508           0.663                   24,675
                                                               2002        0.777           0.508                   39,639
                                                               2001        0.911           0.777                   48,566
                                                               2000        1.107           0.911                   37,107

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.115                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.111                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.207           1.205                   11,617
                                                               2004        1.192           1.207                       --
                                                               2003        1.116           1.192                       --
                                                               2002        1.109           1.116                       --
                                                               2001        1.056           1.109                       --
                                                               2000        1.018           1.056                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.656           0.696                   16,759
                                                               2004        0.641           0.656                   16,759

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio  (continued).............   2003        0.519           0.641                  16,759
                                                               2002        0.746           0.519                  16,759
                                                               2001        0.962           0.746                  16,759
                                                               2000        1.195           0.962                  16,759

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.995           1.003                      --
                                                               2004        0.999           0.995                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.238           1.361                  51,217
                                                               2004        1.143           1.238                  51,222
                                                               2003        0.863           1.143                  34,451
                                                               2002        1.302           0.863                  19,990
                                                               2001        1.378           1.302                   6,781
                                                               2000        1.490           1.378                   4,445

   Smith Barney High Income Portfolio (8/00)................   2005        1.134           1.146                   5,209
                                                               2004        1.043           1.134                   5,214
                                                               2003        0.830           1.043                      --
                                                               2002        0.872           0.830                      --
                                                               2001        0.920           0.872                      --
                                                               2000        0.992           0.920                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00) ..................................................   2005        0.914           0.947                      --
                                                               2004        0.925           0.914                      --
                                                               2003        0.637           0.925                      --
                                                               2002        0.860           0.637                  16,919
                                                               2001        0.998           0.860                  16,933
                                                               2000        1.083           0.998                  16,933

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.333           1.422                   8,689
                                                               2004        1.226           1.333                   8,689
                                                               2003        0.960           1.226                   9,354
                                                               2002        1.205           0.960                  12,931
                                                               2001        1.360           1.205                  12,948
                                                               2000        1.224           1.360                  11,658

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.052           1.065                   4,914
                                                               2004        1.059           1.052                   5,375

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio  (continued).........   2003        1.069           1.059                     490
                                                               2002        1.072           1.069                     949
                                                               2001        1.050           1.072                     952
                                                               2000        1.011           1.050                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.704           0.749                      --
                                                               2004        0.668           0.704                   2,675
                                                               2003        0.533           0.668                   6,938
                                                               2002        0.802           0.533                   7,766
                                                               2001        1.189           0.802                   8,488
                                                               2000        1.699           1.189                   8,492

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.100           1.136                      --
                                                               2004        0.966           1.100                      --
                                                               2003        0.691           0.966                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.154           1.328                  10,048
                                                               2004        1.017           1.154                  10,052
                                                               2003        0.804           1.017                  10,056
                                                               2002        0.902           0.804                   4,865
                                                               2001        1.045           0.902                   5,854
                                                               2000        1.112           1.045                   5,854

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.430           1.662                   8,258
                                                               2004        1.165           1.430                   5,974
                                                               2003        0.856           1.165                   5,974
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.348           1.567                       --
                                                               2004        1.147           1.348                       --
                                                               2003        1.000           1.147                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.227           1.263                   12,996
                                                               2004        1.122           1.227                    4,346
                                                               2003        1.000           1.122                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.167           1.318                       --
                                                               2004        1.095           1.167                       --
                                                               2003        1.000           1.095                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.328           1.490                    6,187
                                                               2004        1.189           1.328                       --
                                                               2003        1.000           1.189                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.274           1.456                   62,804
                                                               2004        1.151           1.274                   29,296
                                                               2003        1.000           1.151                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.247           1.298                   57,744
                                                               2004        1.149           1.247                   30,166
                                                               2003        1.000           1.149                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.480           1.560                       --
                                                               2004        1.145           1.480                       --
                                                               2003        1.000           1.145                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.308                       --
                                                               2004        1.074           1.207                       --
                                                               2003        1.000           1.074                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
  (11/03) ..................................................   2005        1.205           1.305                  23,642
                                                               2004        1.067           1.205                  18,002
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
  (5/05) ..................................................    2005        1.000           1.034                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.310           1.350                   6,038
                                                               2004        1.194           1.310                   5,064
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.240           1.348                   6,605
                                                               2004        1.119           1.240                      --
                                                               2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.552           1.945                   3,560
                                                               2004        1.265           1.552                      --
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.373           1.488                  27,738
                                                               2004        1.177           1.373                   4,847
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.327           1.422                      --
                                                               2004        1.163           1.327                      --
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.200           1.231                  54,381
                                                               2004        1.121           1.200                  47,733
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.112           1.122                   4,191
                                                               2004        1.059           1.112                   3,063
                                                               2003        1.000           1.059                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.227           1.258                       --
                                                               2004        1.132           1.227                       --
                                                               2003        1.000           1.132                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.246           1.284                   33,558
                                                               2004        1.171           1.246                   24,946
                                                               2003        1.000           1.171                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.355           1.493                       --
                                                               2004        1.144           1.355                       --
                                                               2003        1.000           1.144                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.328           1.358                       --
                                                               2004        1.175           1.328                       --
                                                               2003        1.000           1.175                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.266           1.285                    6,003
                                                               2004        1.142           1.266                       --
                                                               2003        1.000           1.142                       --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.413           1.504                   19,207
                                                               2004        1.158           1.413                       --
                                                               2003        1.000           1.158                       --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                   22,356
                                                               2004        1.048           1.122                       --
                                                               2003        1.000           1.048                       --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.059           1.067                   35,033
                                                               2004        1.026           1.059                    3,258
                                                               2003        1.000           1.026                       --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.351           1.491                       --
                                                               2004        1.182           1.351                       --
                                                               2003        1.000           1.182                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.537           1.619                    2,121
                                                               2004        1.238           1.537                       --
                                                               2003        1.000           1.238                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.248           1.278                       --
                                                               2004        1.172           1.248                       --
                                                               2003        1.000           1.172                       --

   Investors Fund -- Class I (1/01).........................   2005        1.247           1.307                    5,929
                                                               2004        1.149           1.247                       --
                                                               2003        1.000           1.149                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.402           1.447                       --
                                                               2004        1.239           1.402                       --
                                                               2003        1.000           1.239                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.122           1.101                       --
                                                               2004        1.103           1.122                       --
                                                               2003        1.000           1.103                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.167           1.220                       --
                                                               2004        1.153           1.167                       --
                                                               2003        1.000           1.153                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.186           1.228                   98,845
                                                               2004        1.131           1.186                   84,029
                                                               2003        1.000           1.131                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.127           1.155                   81,936
                                                               2004        1.091           1.127                   38,331
                                                               2003        1.000           1.091                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth      2005        1.238           1.298                       --
   and Value (10/02)........................................   2004        1.142           1.238                       --
                                                               2003        1.000           1.142                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.180           1.202                       --
                                                               2004        1.124           1.180                       --
                                                               2003        1.000           1.124                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.193           1.276                       --
                                                               2004        1.138           1.193                       --
                                                               2003        1.000           1.138                       --

   Equity Income Portfolio (10/00)..........................   2005        1.226           1.260                    1,775
                                                               2004        1.134           1.226                       --
                                                               2003        1.000           1.134                       --

   Large Cap Portfolio (6/00)...............................   2005        1.179           1.260                    3,224
                                                               2004        1.125           1.179                       --
                                                               2003        1.000           1.125                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                       --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.020                       --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                   11,973

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.031                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.244           1.371                       --
                                                               2004        1.091           1.244                       --
                                                               2003        1.000           1.091                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.228           1.191                       --
                                                               2004        1.107           1.228                       --
                                                               2003        1.000           1.107                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.272           1.290                       --
                                                               2004        1.134           1.272                       --
                                                               2003        1.000           1.134                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.185           1.200                   11,550
                                                               2004        1.080           1.185                       --
                                                               2003        1.000           1.080                       --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.173                    8,558
                                                               2004        1.000           1.120                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.321           1.423                   10,672
                                                               2004        1.160           1.321                       --
                                                               2003        1.000           1.160                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.234           1.286                       --
                                                               2004        1.129           1.234                       --
                                                               2003        1.000           1.129                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.094           1.115                    6,653
                                                               2004        1.000           1.094                       --

   Strategic Equity Portfolio (6/00)........................   2005        1.213           1.217                       --
                                                               2004        1.118           1.213                       --
                                                               2003        1.000           1.118                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.115                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.111                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.043           1.040                   15,500
                                                               2004        1.031           1.043                   17,272
                                                               2003        1.000           1.031                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.155           1.225                    1,419
                                                               2004        1.130           1.155                       --
                                                               2003        1.000           1.130                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.994           1.001                       --
                                                               2004        0.999           0.994                       --
                                                               2003        1.000           0.999                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.230           1.351                   37,603
                                                               2004        1.138           1.230                   11,227
                                                               2003        1.000           1.138                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.198           1.210                       --
                                                               2004        1.103           1.198                       --
                                                               2003        1.000           1.103                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.156           1.196                       --
                                                               2004        1.171           1.156                       --
                                                               2003        1.000           1.171                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.260           1.343                    5,217
                                                               2004        1.160           1.260                    5,219
                                                               2003        1.000           1.160                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.988           0.999                   21,906
                                                               2004        0.996           0.988                   19,959
                                                               2003        1.000           0.996                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.176           1.249                       --
                                                               2004        1.117           1.176                       --
                                                               2003        1.000           1.117                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.406           1.451                    1,274
                                                               2004        1.237           1.406                       --
                                                               2003        1.000           1.237                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.297           1.490                  24,118
                                                               2004        1.143           1.297                   5,023
                                                               2003        1.000           1.143                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.471           1.708                  14,767
                                                               2004        1.200           1.471                      --
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.398           1.624                       --
                                                               2004        1.189           1.398                       --
                                                               2003        0.969           1.189                       --
                                                               2002        1.000           0.969                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.365           1.403                   82,201
                                                               2004        1.248           1.365                   66,221
                                                               2003        0.960           1.248                   55,990
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.224           1.383                   22,639
                                                               2004        1.150           1.224                   29,427
                                                               2003        0.948           1.150                   28,838
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.461           1.639                  236,271
                                                               2004        1.309           1.461                  197,563
                                                               2003        0.985           1.309                  144,510
                                                               2002        1.000           0.985                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.429           1.633                  811,971
                                                               2004        1.292           1.429                  841,707
                                                               2003        0.961           1.292                  674,663
                                                               2002        1.000           0.961                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.372           1.428                1,334,060
                                                               2004        1.265           1.372                1,302,700
                                                               2003        0.971           1.265                1,117,921
                                                               2002        1.000           0.971                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.711           1.803                       --
                                                               2004        1.325           1.711                       --
                                                               2003        1.005           1.325                       --
                                                               2002        1.000           1.005                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.206           1.306                  13,365
                                                               2004        1.074           1.206                   1,394
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.204           1.304                  44,116
                                                               2004        1.067           1.204                  32,153
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05) ..................................................   2005        1.000           1.033                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.433           1.476                 175,725
                                                               2004        1.307           1.433                 250,989
                                                               2003        0.969           1.307                 158,368
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.355           1.473                 182,584
                                                               2004        1.223           1.355                 169,564
                                                               2003        0.994           1.223                 140,562
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.772           2.220                  17,251
                                                               2004        1.445           1.772                  10,971
                                                               2003        1.000           1.445                     688

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.498           1.623                 404,959
                                                               2004        1.285           1.498                 410,113
                                                               2003        0.989           1.285                 327,983
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02) ..................................................   2005        1.447           1.549                  36,260
                                                               2004        1.269           1.447                  13,744

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund -- Class 2 Shares          2003        0.977           1.269                      --
   (continued)..............................................   2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.280           1.312                 831,271
                                                               2004        1.196           1.280                 916,257
                                                               2003        0.977           1.196                 671,165
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.165           1.174                 463,407
                                                               2004        1.110           1.165                 463,361
                                                               2003        1.010           1.110                 323,056
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.316           1.349                 440,113
                                                               2004        1.214           1.316                 429,756
                                                               2003        0.967           1.214                 298,686
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.401           1.443                 718,960
                                                               2004        1.316           1.401                 762,092
                                                               2003        0.966           1.316                 544,691
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.543           1.699                   4,479
                                                               2004        1.302           1.543                  29,032
                                                               2003        0.983           1.302                  27,299
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.506           1.540                      --
                                                               2004        1.333           1.506                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.376           1.396                  24,265
                                                               2004        1.242           1.376                   2,317
                                                               2003        1.000           1.242                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631                   7,987
                                                               2004        1.257           1.533                   7,990
                                                               2003        1.000           1.257                  37,875

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.120           1.124                 132,437
                                                               2004        1.046           1.120                  64,766
                                                               2003        1.000           1.046                  11,362

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.078           1.085               1,550,550
                                                               2004        1.045           1.078               1,513,961
                                                               2003        1.012           1.045               1,146,936
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.436           1.584                  68,481
                                                               2004        1.257           1.436                  91,495
                                                               2003        0.994           1.257                  63,026
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01) ..................................................   2005        1.783           1.877                 149,542
                                                               2004        1.437           1.783                 141,908
                                                               2003        0.977           1.437                  92,122
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.397           1.430                 271,882
                                                               2004        1.312           1.397                 286,755
                                                               2003        0.960           1.312                 272,909
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.353           1.418                 196,783
                                                               2004        1.247           1.353                 212,149
                                                               2003        0.959           1.247                 120,729
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.607           1.657                  76,407
                                                               2004        1.420           1.607                 100,927
                                                               2003        0.970           1.420                  86,086
                                                               2002        1.000           0.970                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.188           1.166                 104,305
                                                               2004        1.169           1.188                 109,777
                                                               2003        0.963           1.169                  95,035
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.282           1.340                   8,020
                                                               2004        1.267           1.282                      --
                                                               2003        0.960           1.267                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.313           1.359                 557,730
                                                               2004        1.253           1.313                 509,181
                                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.212           1.243                 769,999
                                                               2004        1.174           1.212                 841,302
                                                               2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.350           1.414                 245,996
                                                               2004        1.245           1.350                 197,082
                                                               2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.280           1.303                 105,858
                                                               2004        1.220           1.280                 102,611
                                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.287           1.376                  57,605
                                                               2004        1.229           1.287                  59,808
                                                               2003        0.967           1.229                  36,030
                                                               2002        1.000           0.967                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Income Portfolio (10/00)..........................   2005        1.335           1.372                 666,567
                                                               2004        1.236           1.335                 788,266
                                                               2003        0.958           1.236                 636,759
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.241           1.326                  47,779
                                                               2004        1.185           1.241                  47,608
                                                               2003        0.967           1.185                  43,368
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.020                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.031                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.321           1.455                  33,676
                                                               2004        1.159           1.321                  34,564
                                                               2003        0.973           1.159                  30,330
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.367           1.326                      --
                                                               2004        1.233           1.367                  50,357
                                                               2003        0.971           1.233                  40,047
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.472           1.492                  27,340
                                                               2004        1.313           1.472                      --
                                                               2003        0.974           1.313                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.238           1.253                 832,099
                                                               2004        1.130           1.238                 728,909

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.130                 547,413
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.172                      --
                                                               2004        1.000           1.120                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.441           1.551                  11,804
                                                               2004        1.266           1.441                   1,103
                                                               2003        1.001           1.266                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.327           1.383                      --
                                                               2004        1.214           1.327                      --
                                                               2003        1.000           1.214                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114                   5,622
                                                               2004        1.000           1.093                   5,622

   Strategic Equity Portfolio (6/00)........................   2005        1.369           1.374                   6,178
                                                               2004        1.263           1.369                   6,178
                                                               2003        0.970           1.263                   3,196
                                                               2002        1.000           0.970                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.110                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.093           1.090                 900,220
                                                               2004        1.081           1.093                 940,269
                                                               2003        1.014           1.081                 742,399
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.219           1.292                   5,686
                                                               2004        1.193           1.219                   5,698
                                                               2003        0.966           1.193                   3,437
                                                               2002        1.000           0.966                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.993           0.999                      --
                                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.359           1.492               1,172,756
                                                               2004        1.258           1.359               1,213,908
                                                               2003        0.951           1.258                 947,548
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.372           1.384                 871,928
                                                               2004        1.263           1.372                 938,742
                                                               2003        1.007           1.263                 727,125
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.354           1.401                 201,200
                                                               2004        1.373           1.354                 208,788
                                                               2003        0.946           1.373                 205,485
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.353           1.441                 400,644
                                                               2004        1.246           1.353                 403,080
                                                               2003        0.977           1.246                 336,263
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.992                 873,271
                                                               2004        0.989           0.981               1,254,797
                                                               2003        1.000           0.989                 538,435
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.264           1.342                  96,541
                                                               2004        1.201           1.264                 107,315
                                                               2003        0.960           1.201                  90,811
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.546           1.595                  57,413
                                                               2004        1.360           1.546                  78,814

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2003        0.975           1.360                  81,449
   (continued)..............................................
                                                               2002        1.000           0.975                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.419           1.630                 425,379
                                                               2004        1.251           1.419                 401,681
                                                               2003        0.992           1.251                 360,610
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.643           1.907                 258,487
                                                               2004        1.341           1.643                 299,647
                                                               2003        0.986           1.341                 213,509
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.121           1.302                  36,894
                                                               2004        0.954           1.121                  20,151
                                                               2003        0.777           0.954                  14,371
                                                               2002        1.000           0.777                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.116           1.147                      --
                                                               2004        1.021           1.116                      --
                                                               2003        0.786           1.021                      --
                                                               2002        1.000           0.786                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        0.776           0.876                   2,359
                                                               2004        0.729           0.776                   2,370
                                                               2003        0.601           0.729                   2,374
                                                               2002        0.885           0.601                      --
                                                               2001        1.000           0.885                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.110           1.244                 189,172
                                                               2004        0.995           1.110                  86,407
                                                               2003        0.749           0.995                      --
                                                               2002        0.893           0.749                      --
                                                               2001        1.000           0.893                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.961           1.097                 318,044
                                                               2004        0.869           0.961                 142,633
                                                               2003        0.647           0.869                     939
                                                               2002        0.871           0.647                      --
                                                               2001        1.000           0.871                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.084           1.127                 484,514
                                                               2004        0.999           1.084                 471,293
                                                               2003        0.768           0.999                      --
                                                               2002        0.957           0.768                      --
                                                               2001        1.000           0.957                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.623           1.709                  82,644
                                                               2004        1.257           1.623                  59,655
                                                               2003        0.954           1.257                  21,110
                                                               2002        1.000           0.954                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03) ..................................................   2005        1.205           1.305                  14,627
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.203           1.302                   4,729
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05) ..................................................   2005        1.000           1.033                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        0.962           0.991                      --
                                                               2004        0.878           0.962                      --
                                                               2003        0.651           0.878                      --
                                                               2002        0.929           0.651                      --
                                                               2001        1.000           0.929                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.147           1.246                  89,615
                                                               2004        1.036           1.147                  60,112
                                                               2003        0.843           1.036                      --
                                                               2002        1.000           0.843                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.770           2.217                  60,250
                                                               2004        1.444           1.770                  12,110
                                                               2003        1.000           1.444                   1,599

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.082           1.172                  17,880
                                                               2004        0.929           1.082                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2003        0.715           0.929                       --
   (continued)..............................................   2002        0.894           0.715                       --
                                                               2001        1.000           0.894                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02) ..................................................   2005        1.169           1.251                  127,988
                                                               2004        1.026           1.169                   71,930
                                                               2003        0.790           1.026                       --
                                                               2002        1.000           0.790                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        0.994           1.019                    6,064
                                                               2004        0.930           0.994                       --
                                                               2003        0.760           0.930                       --
                                                               2002        0.937           0.760                       --
                                                               2001        1.000           0.937                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.181           1.190                       --
                                                               2004        1.126           1.181                       --
                                                               2003        1.025           1.126                       --
                                                               2002        0.995           1.025                       --
                                                               2001        1.000           0.995                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.946           0.969                  283,227
                                                               2004        0.873           0.946                  169,018
                                                               2003        0.695           0.873                   46,366
                                                               2002        0.912           0.695                       --
                                                               2001        1.000           0.912                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.025           1.056                    7,808
                                                               2004        0.964           1.025                       --
                                                               2003        0.708           0.964                       --
                                                               2002        0.915           0.708                       --
                                                               2001        1.000           0.915                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.869           0.957                       --
                                                               2004        0.734           0.869                       --
                                                               2003        0.554           0.734                       --
                                                               2002        0.785           0.554                       --
                                                               2001        1.000           0.785                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.505           1.538                  35,017
                                                               2004        1.333           1.505                  32,700
                                                               2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.374           1.394                  53,274
                                                               2004        1.242           1.374                  31,692
                                                               2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.532           1.629                  66,229
                                                               2004        1.257           1.532                  49,838
                                                               2003        1.000           1.257                   5,215

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.119           1.122                 225,080
                                                               2004        1.045           1.119                 230,481
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.187           1.195                 160,259
                                                               2004        1.151           1.187                  69,698
                                                               2003        1.115           1.151                      --
                                                               2002        1.041           1.115                      --
                                                               2001        1.000           1.041                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.046           1.153                      --
                                                               2004        0.916           1.046                      --
                                                               2003        0.725           0.916                      --
                                                               2002        0.897           0.725                      --
                                                               2001        1.000           0.897                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.507           1.585                  55,446
                                                               2004        1.215           1.507                   8,394
                                                               2003        0.826           1.215                      --
                                                               2002        1.029           0.826                      --
                                                               2001        1.000           1.029                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.006           1.029                  91,691
                                                               2004        0.946           1.006                  69,554
                                                               2003        0.692           0.946                     867
                                                               2002        0.940           0.692                      --
                                                               2001        1.000           0.940                      --

   Investors Fund -- Class I (1/01).........................   2005        0.991           1.038                  12,123
                                                               2004        0.914           0.991                  11,028
                                                               2003        0.703           0.914                      --
                                                               2002        0.929           0.703                      --
                                                               2001        1.000           0.929                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.990           1.021                  47,768
                                                               2004        0.875           0.990                  19,847
                                                               2003        0.598           0.875                   3,414
                                                               2002        0.933           0.598                      --
                                                               2001        1.000           0.933                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.805           0.790                      --
                                                               2004        0.793           0.805                      --
                                                               2003        0.653           0.793                      --
                                                               2002        0.898           0.653                      --
                                                               2001        1.000           0.898                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.873           0.912                      --
                                                               2004        0.864           0.873                      --
                                                               2003        0.655           0.864                      --
                                                               2002        0.910           0.655                      --
                                                               2001        1.000           0.910                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.435           1.485                      --
                                                               2004        1.370           1.435                      --
                                                               2003        1.060           1.370                      --
                                                               2002        1.000           1.060                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2005        1.283           1.314                       --
   and Value (10/02)........................................   2004        1.243           1.283                       --
                                                               2003        1.037           1.243                       --
                                                               2002        1.000           1.037                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.503           1.574                       --
                                                               2004        1.388           1.503                       --
                                                               2003        1.073           1.388                       --
                                                               2002        1.000           1.073                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.421           1.446                       --
                                                               2004        1.354           1.421                       --
                                                               2003        1.068           1.354                       --
                                                               2002        1.000           1.068                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.877           0.938                   19,283
                                                               2004        0.838           0.877                   12,441
                                                               2003        0.660           0.838                       --
                                                               2002        0.882           0.660                       --
                                                               2001        1.000           0.882                       --

   Equity Income Portfolio (10/00)..........................   2005        1.102           1.132                  117,232
                                                               2004        1.021           1.102                  217,227
                                                               2003        0.792           1.021                    1,123
                                                               2002        0.936           0.792                       --
                                                               2001        1.000           0.936                       --

   Large Cap Portfolio (6/00)...............................   2005        0.856           0.914                   27,487
                                                               2004        0.818           0.856                   24,729
                                                               2003        0.668           0.818                   24,729
                                                               2002        0.880           0.668                       --
                                                               2001        1.000           0.880                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.109                       --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.020                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.054                  24,396

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.087                  67,304

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                   6,911

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.861           0.948                  24,001
                                                               2004        0.756           0.861                   4,740
                                                               2003        0.635           0.756                      --
                                                               2002        0.863           0.635                      --
                                                               2001        1.000           0.863                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        0.759           0.736                      --
                                                               2004        0.685           0.759                  14,735
                                                               2003        0.540           0.685                   4,808
                                                               2002        0.835           0.540                      --
                                                               2001        1.000           0.835                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.829           0.840                  36,089
                                                               2004        0.740           0.829                  18,766
                                                               2003        0.549           0.740                   1,104
                                                               2002        1.000           0.549                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.137           1.150                 280,001
                                                               2004        1.038           1.137                 366,021
                                                               2003        0.906           1.038                   4,840
                                                               2002        0.973           0.906                      --
                                                               2001        1.000           0.973                      --

   MFS Value Portfolio (5/04)...............................   2005        1.120           1.171                  40,963
                                                               2004        1.000           1.120                  29,551

   Mondrian International Stock Portfolio (3/02)............   2005        1.212           1.305                  14,258
                                                               2004        1.066           1.212                      --
                                                               2003        0.843           1.066                      --
                                                               2002        1.000           0.843                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.326           1.381                  18,377
                                                               2004        1.214           1.326                  17,677
                                                               2003        1.000           1.214                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.039                   3,410

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.114                  22,766
                                                               2004        1.000           1.093                      --

   Strategic Equity Portfolio (6/00)........................   2005        0.782           0.784                  19,848
                                                               2004        0.722           0.782                  19,856
                                                               2003        0.554           0.722                   1,584
                                                               2002        0.849           0.554                      --
                                                               2001        1.000           0.849                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.110                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.089           1.084                      --
                                                               2004        1.077           1.089                      --
                                                               2003        1.011           1.077                      --
                                                               2002        1.007           1.011                      --
                                                               2001        1.000           1.007                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        0.807           0.854                      --
                                                               2004        0.790           0.807                      --
                                                               2003        0.640           0.790                      --
                                                               2002        0.922           0.640                      --
                                                               2001        1.000           0.922                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.992           0.998                  34,886
                                                               2004        0.998           0.992                  12,693
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        0.862           0.946                  10,956
                                                               2004        0.798           0.862                      --
                                                               2003        0.604           0.798                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        0.912           0.604                       --
                                                               2001        1.000           0.912                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.204           1.214                       --
                                                               2004        1.109           1.204                       --
                                                               2003        0.885           1.109                       --
                                                               2002        0.931           0.885                       --
                                                               2001        1.000           0.931                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.975           1.008                       --
                                                               2004        0.989           0.975                       --
                                                               2003        0.682           0.989                       --
                                                               2002        0.922           0.682                       --
                                                               2001        1.000           0.922                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.020           1.085                       --
                                                               2004        0.940           1.020                       --
                                                               2003        0.737           0.940                       --
                                                               2002        0.927           0.737                       --
                                                               2001        1.000           0.927                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.991                       --
                                                               2004        0.989           0.981                       --
                                                               2003        1.000           0.989                       --
                                                               2002        1.005           1.000                       --
                                                               2001        1.000           1.005                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.738           0.783                       --
                                                               2004        0.702           0.738                       --
                                                               2003        0.561           0.702                       --
                                                               2002        0.845           0.561                       --
                                                               2001        1.000           0.845                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.083           1.116                       --
                                                               2004        0.953           1.083                       --
                                                               2003        0.683           0.953                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2002        0.935           0.683                       --
   (continued)..............................................   2001        1.000           0.935                       --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.199           1.376                    6,188
                                                               2004        1.057           1.199                       --
                                                               2003        0.838           1.057                       --
                                                               2002        0.942           0.838                       --
                                                               2001        1.000           0.942                       --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.422           1.650                  164,487
                                                               2004        1.161           1.422                  102,705
                                                               2003        0.855           1.161                      710
                                                               2002        1.000           0.855                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.395           1.619                     555
                                                               2004        1.188           1.395                      --
                                                               2003        0.968           1.188                      --
                                                               2002        1.000           0.968                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.362           1.399                 544,546
                                                               2004        1.247           1.362                 391,798
                                                               2003        0.960           1.247                 132,792
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.222           1.378                 118,538
                                                               2004        1.148           1.222                 107,514
                                                               2003        0.948           1.148                  56,579
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.458           1.634               2,015,328
                                                               2004        1.308           1.458               1,380,219
                                                               2003        0.984           1.308                 234,527
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.426           1.628               7,024,875
                                                               2004        1.291           1.426               5,178,708
                                                               2003        0.961           1.291               1,160,688
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.370           1.424               8,731,465
                                                               2004        1.263           1.370               6,778,127
                                                               2003        0.971           1.263               1,336,803
                                                               2002        1.000           0.971                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.708           1.798                  20,885
                                                               2004        1.323           1.708                      --
                                                               2003        1.005           1.323                      --
                                                               2002        1.000           1.005                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.304                 124,680
                                                               2004        1.074           1.205                  31,763
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................  2005        1.203           1.301                  410,697
                                                               2004        1.067           1.203                 266,973
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.033                  57,034

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.430           1.472                 976,839
                                                               2004        1.306           1.430                 808,014
                                                               2003        0.969           1.306                 197,012
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.352           1.468               1,104,163
                                                               2004        1.222           1.352                 790,024
                                                               2003        0.994           1.222                 124,736
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                 570,963
                                                               2004        1.444           1.769                 330,772
                                                               2003        1.000           1.444                  23,210

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.495           1.618               1,949,906
                                                               2004        1.284           1.495               1,314,117
                                                               2003        0.989           1.284                 301,150
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.444           1.544                 296,634
                                                               2004        1.267           1.444                 131,294

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund -- Class 2 Shares          2003        0.977           1.267                      --
   (continued)..............................................   2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.277           1.308               2,972,829
                                                               2004        1.195           1.277               2,460,562
                                                               2003        0.977           1.195                 722,211
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.162           1.171               2,762,355
                                                               2004        1.109           1.162               2,453,519
                                                               2003        1.010           1.109                 528,297
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.314           1.345               1,418,018
                                                               2004        1.213           1.314               1,278,376
                                                               2003        0.967           1.213                 406,638
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.398           1.439               5,197,570
                                                               2004        1.315           1.398               4,442,339
                                                               2003        0.966           1.315               1,059,002
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.540           1.694                 112,445
                                                               2004        1.301           1.540                 114,949
                                                               2003        0.983           1.301                  44,257
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                 203,182
                                                               2004        1.332           1.503                 145,543
                                                               2003        1.000           1.332                   5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                 389,577
                                                               2004        1.241           1.373                 238,090
                                                               2003        1.000           1.241                  66,009

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                 702,206
                                                               2004        1.256           1.531                 306,285
                                                               2003        1.000           1.256                  24,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121               1,993,633
                                                               2004        1.045           1.118               1,416,064
                                                               2003        1.000           1.045                  74,524

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.075           1.082               7,533,642
                                                               2004        1.044           1.075               6,051,109
                                                               2003        1.012           1.044               1,810,590
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.433           1.579                 177,779
                                                               2004        1.255           1.433                 171,189
                                                               2003        0.994           1.255                  65,606
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.780           1.871                 582,766
                                                               2004        1.436           1.780                 418,701
                                                               2003        0.977           1.436                 213,538
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.395           1.425               1,554,598
                                                               2004        1.311           1.395               1,214,031
                                                               2003        0.960           1.311                 481,537
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.351           1.413                 595,208
                                                               2004        1.246           1.351                 540,357
                                                               2003        0.959           1.246                 165,806
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.604           1.652                 320,087
                                                               2004        1.418           1.604                 277,758
                                                               2003        0.970           1.418                  89,952
                                                               2002        1.000           0.970                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.186           1.163                 435,580
                                                               2004        1.168           1.186                 418,237
                                                               2003        0.963           1.168                 148,659
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.279           1.336                  65,450
                                                               2004        1.266           1.279                  40,772
                                                               2003        0.960           1.266                   7,783
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.311           1.355              11,592,316
                                                               2004        1.251           1.311               8,485,037
                                                               2003        0.969           1.251                 737,993
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.210           1.239              12,219,192
                                                               2004        1.173           1.210               9,675,598
                                                               2003        0.980           1.173                 844,272
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.347           1.410               4,034,650
                                                               2004        1.244           1.347               2,566,168
                                                               2003        0.963           1.244                  44,526
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.277           1.299               1,905,337
                                                               2004        1.218           1.277               1,615,751
                                                               2003        0.962           1.218                 187,143
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.285           1.372                 241,163
                                                               2004        1.228           1.285                 239,422
                                                               2003        0.967           1.228                  78,200
                                                               2002        1.000           0.967                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Income Portfolio (10/00)..........................   2005        1.333           1.367               2,251,097
                                                               2004        1.235           1.333               1,796,282
                                                               2003        0.958           1.235                 304,490
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.238           1.322                 392,678
                                                               2004        1.184           1.238                 302,101
                                                               2003        0.967           1.184                 153,454
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                  15,294

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.019                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.318           1.451                 109,359
                                                               2004        1.158           1.318                 105,100
                                                               2003        0.973           1.158                  32,716
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.364           1.323                      --
                                                               2004        1.232           1.364                 384,779
                                                               2003        0.971           1.232                 121,953
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.469           1.487                 362,912
                                                               2004        1.311           1.469                      --
                                                               2003        0.974           1.311                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.235           1.249               5,667,028
                                                               2004        1.128           1.235               4,150,019

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.128               1,058,596
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                 256,534
                                                               2004        1.000           1.119                 172,176

   Mondrian International Stock Portfolio (3/02)............   2005        1.438           1.547                 557,621
                                                               2004        1.265           1.438                 334,945
                                                               2003        1.001           1.265                  19,795
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                 375,239
                                                               2004        1.214           1.325                 299,231
                                                               2003        1.000           1.214                  27,826

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.113               1,101,817
                                                               2004        1.000           1.093                 407,548

   Strategic Equity Portfolio (6/00)........................   2005        1.366           1.369                  83,666
                                                               2004        1.262           1.366                  73,019
                                                               2003        0.970           1.262                  35,436
                                                               2002        1.000           0.970                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.114                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.091           1.086               1,985,243
                                                               2004        1.080           1.091               1,728,934
                                                               2003        1.014           1.080                 297,782
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.216           1.288                  44,044
                                                               2004        1.192           1.216                  41,436
                                                               2003        0.966           1.192                  13,649
                                                               2002        1.000           0.966                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.992           0.997               1,113,589
                                                               2004        0.998           0.992                 777,353
                                                               2003        1.000           0.998                  16,215

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.357           1.488               7,703,478
                                                               2004        1.256           1.357               6,540,376
                                                               2003        0.951           1.256               1,914,647
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.369           1.379               3,497,691
                                                               2004        1.262           1.369               2,553,497
                                                               2003        1.007           1.262                 630,255
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.352           1.397               1,613,404
                                                               2004        1.371           1.352               1,460,997
                                                               2003        0.946           1.371                 455,784
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.350           1.436               1,845,829
                                                               2004        1.245           1.350               1,815,921
                                                               2003        0.977           1.245                 752,823
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.979           0.989               1,126,678
                                                               2004        0.988           0.979               1,789,598
                                                               2003        1.000           0.988                 487,386
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.262           1.338                 138,400
                                                               2004        1.200           1.262                 113,944
                                                               2003        0.960           1.200                  64,821
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.543           1.590                 768,463
                                                               2004        1.359           1.543                 729,454

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2003        0.975           1.359                 245,640
   (continued)..............................................   2002        1.000           0.975                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.416           1.625               2,874,374
                                                               2004        1.250           1.416               1,671,006
                                                               2003        0.992           1.250                 320,164
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.640           1.901               1,578,558
                                                               2004        1.339           1.640               1,219,522
                                                               2003        0.986           1.339                 219,923
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.113           1.143                 433,246
                                                               2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279
                                                               2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Delaware VIP REIT Series -- Standard Class
   (continued)..............................................   2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.032                 360,823

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.267           1.303                 828,548
                                                               2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570
                                                               2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares         2002        1.134           0.907                 136,180
   (continued)..............................................   2001        1.000           1.134                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.202           1.231               2,791,436
                                                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.197           1.205               1,763,130
                                                               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.310           1.347               2,282,236
                                                               2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.279           1.406                 122,864
                                                               2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.502           1.534                 386,440
                                                               2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.372           1.391                 516,959
                                                               2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.529           1.625                 891,248
                                                               2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.117           1.119               2,555,183
                                                               2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.140           1.146              12,289,203
                                                               2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (1/01).........................   2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.008           0.988                 274,180
                                                               2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.146           1.196                  44,833
                                                               2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.432           1.480               2,931,737
                                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2005        1.280           1.310               6,959,628
   and Value (10/02)........................................
                                                               2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.500           1.569               1,001,500
                                                               2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.417           1.441                 941,155
                                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   Equity Income Portfolio (10/00)..........................   2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Large Cap Portfolio (6/00)...............................   2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.019                  25,289

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.145           1.259                 382,840
                                                               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.104           1.070                      --
                                                               2004        0.997           1.104                 180,941
                                                               2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.827           0.837                 363,071
                                                               2004        0.738           0.827                 197,288
                                                               2003        0.549           0.738                  79,566
                                                               2002        1.000           0.549                   6,056

   MFS Total Return Portfolio (7/00)........................   2005        1.258           1.271               5,187,440
                                                               2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                      --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.169                 425,726
                                                               2004        1.000           1.119                  22,370

   Mondrian International Stock Portfolio (3/02)............   2005        1.209           1.300                 476,199
                                                               2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                 109,545
                                                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                   2,664

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112               1,908,893
                                                               2004        1.000           1.092                 828,053

   Strategic Equity Portfolio (6/00)........................   2005        1.054           1.056                 229,625
                                                               2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   8,406

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                  15,029

   Travelers Managed Income Portfolio (7/00)................   2005        1.057           1.052               3,723,014
                                                               2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.041           1.102                 258,617
                                                               2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                      --
                                                               2001        1.000           1.194                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.143           1.253               3,688,212
                                                               2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (8/00)................   2005        1.337           1.347               1,752,598
                                                               2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.245           1.286               1,397,017
                                                               2004        1.264           1.245               1,352,456
                                                               2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.352           1.437                 576,586
                                                               2004        1.247           1.352                 654,161
                                                               2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.973           0.982               2,876,757
                                                               2004        0.983           0.973               3,211,212
                                                               2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.987           1.046                 126,788
                                                               2004        0.940           0.987                  96,939
                                                               2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.403           1.445                 342,386
                                                               2004        1.236           1.403                 292,379
                                                               2003        0.887           1.236                 145,645

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2002        1.215           0.887                  36,890
   (continued)..............................................   2001        1.000           1.215                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.419           1.628               2,046,688
                                                               2004        1.254           1.419               1,366,552
                                                               2003        0.995           1.254                 855,032
                                                               2002        1.119           0.995                 157,173
                                                               2001        1.000           1.119                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.418           1.643               1,993,749
                                                               2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.392           1.615                   4,486
                                                               2004        1.187           1.392                      --
                                                               2003        0.968           1.187                      --
                                                               2002        1.000           0.968                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.359           1.395                 230,939
                                                               2004        1.245           1.359                 142,683
                                                               2003        0.960           1.245                  17,683
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.220           1.374                 250,328
                                                               2004        1.147           1.220                 177,996
                                                               2003        0.948           1.147                   2,282
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.455           1.629               1,319,621
                                                               2004        1.307           1.455                 921,393
                                                               2003        0.984           1.307                  21,601
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.423           1.623               5,346,859
                                                               2004        1.289           1.423               3,889,901
                                                               2003        0.961           1.289                 197,129
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.367           1.419               5,705,950
                                                               2004        1.262           1.367               4,565,999
                                                               2003        0.971           1.262                 218,397
                                                               2002        1.000           0.971                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.704           1.792                  13,016
                                                               2004        1.322           1.704                      --
                                                               2003        1.005           1.322                      --
                                                               2002        1.000           1.005                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03) .................................................   2005        1.203           1.301                  80,130
                                                               2004        1.074           1.203                  18,674
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.201           1.298                 329,313
                                                               2004        1.067           1.201                 111,046
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.032                 148,649

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.427           1.467                 453,034
                                                               2004        1.305           1.427                 339,336
                                                               2003        0.969           1.305                  21,966
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.349           1.464                 802,702
                                                               2004        1.221           1.349                 435,422
                                                               2003        0.994           1.221                  81,165
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.766           2.208                 673,885
                                                               2004        1.443           1.766                 411,039
                                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.492           1.613               1,509,203
                                                               2004        1.283           1.492                 926,948
                                                               2003        0.989           1.283                  82,373
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02) ..................................................   2005        1.441           1.540                 374,307
                                                               2004        1.266           1.441                  96,370

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund -- Class 2 Shares          2003        0.977           1.266                      --
   (continued)..............................................   2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.274           1.304               1,459,674
                                                               2004        1.194           1.274               1,164,526
                                                               2003        0.977           1.194                 123,883
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.160           1.167               1,465,999
                                                               2004        1.108           1.160               1,054,803
                                                               2003        1.010           1.108                  52,594
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.311           1.341                 537,104
                                                               2004        1.212           1.311                 445,730
                                                               2003        0.967           1.212                  55,919
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.395           1.434               3,838,530
                                                               2004        1.314           1.395               3,058,014
                                                               2003        0.966           1.314                 334,222
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.536           1.689                 165,810
                                                               2004        1.300           1.536                 160,198
                                                               2003        0.983           1.300                   4,552
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.501           1.532                 800,681
                                                               2004        1.331           1.501                 609,594
                                                               2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.371           1.389                 317,200
                                                               2004        1.240           1.371                 265,274
                                                               2003        1.000           1.240                  51,007

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.528           1.623                 704,796
                                                               2004        1.255           1.528                 332,971
                                                               2003        1.000           1.255                  75,311

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.118               2,083,403
                                                               2004        1.044           1.116               1,088,852
                                                               2003        1.000           1.044                  52,544

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.073           1.079               5,404,293
                                                               2004        1.043           1.073               3,675,069
                                                               2003        1.012           1.043                 267,269
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.430           1.574                  25,498
                                                               2004        1.254           1.430                  23,260
                                                               2003        0.994           1.254                  11,369
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.776           1.865                 225,436
                                                               2004        1.434           1.776                 137,545
                                                               2003        0.977           1.434                  17,932
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.392           1.421                 596,811
                                                               2004        1.310           1.392                 586,661
                                                               2003        0.960           1.310                  78,881
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.348           1.409                 414,368
                                                               2004        1.245           1.348                 297,333
                                                               2003        0.959           1.245                  24,131
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.600           1.647                 249,877
                                                               2004        1.417           1.600                 216,754
                                                               2003        0.970           1.417                  60,634
                                                               2002        1.000           0.970                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.184           1.159                 323,446
                                                               2004        1.167           1.184                 285,896
                                                               2003        0.963           1.167                  32,197
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.277           1.332                  44,057
                                                               2004        1.265           1.277                  10,160
                                                               2003        0.960           1.265                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.308           1.351               7,129,582
                                                               2004        1.250           1.308               5,935,322
                                                               2003        0.969           1.250                 958,749
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.207           1.235               6,346,991
                                                               2004        1.172           1.207               5,487,238
                                                               2003        0.979           1.172                 616,544
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.344           1.405               2,502,833
                                                               2004        1.243           1.344               1,373,084
                                                               2003        0.963           1.243                  33,002
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.275           1.295               1,443,302
                                                               2004        1.217           1.275               1,092,955
                                                               2003        0.962           1.217                 162,388
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.282           1.368                 274,059
                                                               2004        1.227           1.282                 205,108
                                                               2003        0.967           1.227                  24,489
                                                               2002        1.000           0.967                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Income Portfolio (10/00)..........................   2005        1.330           1.363                 962,670
                                                               2004        1.234           1.330                 701,393
                                                               2003        0.958           1.234                  60,336
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.236           1.318                 270,082
                                                               2004        1.182           1.236                 193,842
                                                               2003        0.967           1.182                      --
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.108                   9,909

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.019                 105,069

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.086                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.316           1.446                  11,626
                                                               2004        1.157           1.316                   7,738
                                                               2003        0.973           1.157                     396
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.361           1.320                      --
                                                               2004        1.231           1.361                 137,234
                                                               2003        0.971           1.231                  70,268
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.466           1.483                 135,843
                                                               2004        1.310           1.466                      --
                                                               2003        0.974           1.310                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.233           1.245               4,028,230
                                                               2004        1.127           1.233               2,625,579

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.127                 154,112
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.168                 276,541
                                                               2004        1.000           1.118                  79,566

   Mondrian International Stock Portfolio (3/02)............   2005        1.435           1.542                 238,939
                                                               2004        1.263           1.435                 195,264
                                                               2003        1.001           1.263                  49,152
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.322           1.375                 239,006
                                                               2004        1.213           1.322                 201,931
                                                               2003        1.000           1.213                  72,653

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                  12,269

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.111                 694,655
                                                               2004        1.000           1.092                 320,293

   Strategic Equity Portfolio (6/00)........................   2005        1.364           1.365                  87,313
                                                               2004        1.261           1.364                  73,485
                                                               2003        0.969           1.261                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   4,564

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                   4,598

   Travelers Managed Income Portfolio (7/00)................   2005        1.089           1.083               1,143,469
                                                               2004        1.079           1.089               1,119,058
                                                               2003        1.014           1.079                  45,940
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.214           1.284                 100,784
                                                               2004        1.191           1.214                  95,663
                                                               2003        0.966           1.191                  50,348
                                                               2002        1.000           0.966                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.990           0.995                 327,422
                                                               2004        0.998           0.990                 202,208
                                                               2003        1.000           0.998                  44,772

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.354           1.483               4,097,054
                                                               2004        1.255           1.354               3,329,614
                                                               2003        0.951           1.255                 456,033
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.366           1.375               1,825,361
                                                               2004        1.260           1.366               1,428,316
                                                               2003        1.007           1.260                 139,546
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.349           1.393               1,032,736
                                                               2004        1.370           1.349                 877,426
                                                               2003        0.946           1.370                 124,291
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.347           1.432                 752,252
                                                               2004        1.244           1.347                 725,410
                                                               2003        0.977           1.244                 189,632
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.977           0.986                 337,166
                                                               2004        0.987           0.977               1,014,806
                                                               2003        1.000           0.987                 184,101
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.259           1.334                  44,573
                                                               2004        1.199           1.259                  37,311
                                                               2003        0.960           1.199                      --
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.540           1.585                 252,834
                                                               2004        1.358           1.540                 236,806

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.975           1.358                   5,372
                                                               2002        1.000           0.975                      --
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.413           1.620               1,924,423
                                                               2004        1.249           1.413               1,184,830
                                                               2003        0.992           1.249                  36,767
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)...............  2005        1.636           1.895               1,628,696
                                                               2004        1.338           1.636               1,093,125
                                                               2003        0.986           1.338                  38,544
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.391           1.612                       --
                                                               2004        1.186           1.391                       --
                                                               2003        0.968           1.186                       --
                                                               2002        1.000           0.968                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.358           1.393                       --
                                                               2004        1.245           1.358                       --
                                                               2003        0.960           1.245                       --
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.218           1.372                       --
                                                               2004        1.147           1.218                       --
                                                               2003        0.948           1.147                       --
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.454           1.626                       --
                                                               2004        1.306           1.454                       --
                                                               2003        0.984           1.306                       --
                                                               2002        1.000           0.984                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.422           1.620                    7,510
                                                               2004        1.289           1.422                       --
                                                               2003        0.961           1.289                       --
                                                               2002        1.000           0.961                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.365           1.417                       --
                                                               2004        1.261           1.365                       --
                                                               2003        0.971           1.261                       --
                                                               2002        1.000           0.971                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.702           1.789                   10,218
                                                               2004        1.321           1.702                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2003        1.005           1.321                       --
                                                               2002        1.000           1.005                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.299                       --
                                                               2004        1.074           1.203                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                       --
                                                               2004        1.067           1.201                       --
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.032                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.425           1.465                       --
                                                               2004        1.304           1.425                       --
                                                               2003        0.969           1.304                       --
                                                               2002        1.000           0.969                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.348           1.462                   24,185
                                                               2004        1.220           1.348                       --
                                                               2003        0.994           1.220                       --
                                                               2002        1.000           0.994                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.764           2.205                    5,475
                                                               2004        1.443           1.764                       --
                                                               2003        1.000           1.443                       --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00) ..................................................   2005        1.490           1.610                       --
                                                               2004        1.282           1.490                       --
                                                               2003        0.989           1.282                       --
                                                               2002        1.000           0.989                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.440           1.537                    6,845
                                                               2004        1.265           1.440                       --
                                                               2003        0.976           1.265                       --
                                                               2002        1.000           0.976                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.273           1.302                       --
                                                               2004        1.193           1.273                       --
                                                               2003        0.977           1.193                       --
                                                               2002        1.000           0.977                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.159           1.166                       --
                                                               2004        1.107           1.159                       --
                                                               2003        1.010           1.107                       --
                                                               2002        1.000           1.010                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.310           1.339                    8,273
                                                               2004        1.211           1.310                       --
                                                               2003        0.967           1.211                       --
                                                               2002        1.000           0.967                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.394           1.432                       --
                                                               2004        1.313           1.394                       --
                                                               2003        0.966           1.313                       --
                                                               2002        1.000           0.966                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.535           1.686                       --
                                                               2004        1.299           1.535                       --
                                                               2003        0.983           1.299                       --
                                                               2002        1.000           0.983                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.500           1.529                    6,970
                                                               2004        1.331           1.500                       --
                                                               2003        1.000           1.331                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.370           1.387                       --
                                                               2004        1.240           1.370                       --
                                                               2003        1.000           1.240                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.527           1.620                       --
                                                               2004        1.255           1.527                       --
                                                               2003        1.000           1.255                       --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.116                       --
                                                               2004        1.044           1.115                       --
                                                               2003        1.000           1.044                       --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.072           1.077                    6,523
                                                               2004        1.042           1.072                       --
                                                               2003        1.012           1.042                       --
                                                               2002        1.000           1.012                       --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.428           1.572                       --
                                                               2004        1.253           1.428                       --
                                                               2003        0.994           1.253                       --
                                                               2002        1.000           0.994                       --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.774           1.863                   11,803
                                                               2004        1.433           1.774                       --
                                                               2003        0.977           1.433                       --
                                                               2002        1.000           0.977                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.390           1.419                       --
                                                               2004        1.309           1.390                       --
                                                               2003        0.960           1.309                       --
                                                               2002        1.000           0.960                       --

   Investors Fund -- Class I (1/01).........................   2005        1.347           1.407                       --
                                                               2004        1.244           1.347                       --
                                                               2003        0.959           1.244                       --
                                                               2002        1.000           0.959                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.599           1.645                   13,402
                                                               2004        1.416           1.599                       --
                                                               2003        0.970           1.416                       --
                                                               2002        1.000           0.970                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.182           1.157                       --
                                                               2004        1.166           1.182                       --
                                                               2003        0.963           1.166                       --
                                                               2002        1.000           0.963                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.275           1.330                       --
                                                               2004        1.264           1.275                       --
                                                               2003        0.960           1.264                       --
                                                               2002        1.000           0.960                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.307           1.349                  113,585
                                                               2004        1.249           1.307                  134,665
                                                               2003        0.969           1.249                       --
                                                               2002        1.000           0.969                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.206           1.233                       --
                                                               2004        1.171           1.206                       --
                                                               2003        0.979           1.171                       --
                                                               2002        1.000           0.979                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.343           1.403                       --
                                                               2004        1.242           1.343                       --
                                                               2003        0.963           1.242                       --
                                                               2002        1.000           0.963                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.274           1.293                       --
                                                               2004        1.216           1.274                       --
                                                               2003        0.962           1.216                       --
                                                               2002        1.000           0.962                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.281           1.366                       --
                                                               2004        1.226           1.281                       --
                                                               2003        0.967           1.226                       --
                                                               2002        1.000           0.967                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Income Portfolio (10/00)..........................   2005        1.329           1.361                       --
                                                               2004        1.233           1.329                       --
                                                               2003        0.958           1.233                       --
                                                               2002        1.000           0.958                       --

   Large Cap Portfolio (6/00)...............................   2005        1.235           1.316                       --
                                                               2004        1.182           1.235                       --
                                                               2003        0.967           1.182                       --
                                                               2002        1.000           0.967                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                       --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.007           1.018                       --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.314           1.444                       --
                                                               2004        1.156           1.314                       --
                                                               2003        0.973           1.156                       --
                                                               2002        1.000           0.973                       --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.360           1.318                       --
                                                               2004        1.230           1.360                       --
                                                               2003        0.971           1.230                       --
                                                               2002        1.000           0.971                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.465           1.481                    5,209
                                                               2004        1.309           1.465                       --
                                                               2003        0.974           1.309                       --
                                                               2002        1.000           0.974                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.231           1.243                    2,888
                                                               2004        1.127           1.231                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.127                       --
                                                               2002        1.000           0.986                       --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.167                       --
                                                               2004        1.000           1.118                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.433           1.540                   16,456
                                                               2004        1.263           1.433                       --
                                                               2003        1.001           1.263                       --
                                                               2002        1.000           1.001                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.321           1.373                       --
                                                               2004        1.212           1.321                       --
                                                               2003        1.000           1.212                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.110                       --
                                                               2004        1.000           1.092                       --

   Strategic Equity Portfolio (6/00)........................   2005        1.362           1.363                       --
                                                               2004        1.260           1.362                       --
                                                               2003        0.969           1.260                       --
                                                               2002        1.000           0.969                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.088           1.081                       --
                                                               2004        1.078           1.088                       --
                                                               2003        1.014           1.078                       --
                                                               2002        1.000           1.014                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.212           1.282                       --
                                                               2004        1.190           1.212                       --
                                                               2003        0.966           1.190                       --
                                                               2002        1.000           0.966                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.990           0.994                       --
                                                               2004        0.998           0.990                       --
                                                               2003        1.000           0.998                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.353           1.481                       --
                                                               2004        1.254           1.353                       --
                                                               2003        0.951           1.254                       --
                                                               2002        1.000           0.951                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.365           1.373                       --
                                                               2004        1.260           1.365                       --
                                                               2003        1.007           1.260                       --
                                                               2002        1.000           1.007                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00) ..................................................   2005        1.348           1.391                       --
                                                               2004        1.369           1.348                       --
                                                               2003        0.946           1.369                       --
                                                               2002        1.000           0.946                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.346           1.430                       --
                                                               2004        1.243           1.346                       --
                                                               2003        0.977           1.243                       --
                                                               2002        1.000           0.977                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.976           0.984                       --
                                                               2004        0.987           0.976                       --
                                                               2003        1.000           0.987                       --
                                                               2002        1.000           1.000                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.258           1.331                       --
                                                               2004        1.198           1.258                       --
                                                               2003        0.959           1.198                       --
                                                               2002        1.000           0.959                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.538           1.583                       --
                                                               2004        1.357           1.538                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.357                       --
                                                               2002        1.000           0.974                       --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.412           1.618                       --
                                                               2004        1.248           1.412                       --
                                                               2003        0.992           1.248                       --
                                                               2002        1.000           0.992                       --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.635           1.892                   12,281
                                                               2004        1.337           1.635                       --
                                                               2003        0.986           1.337                       --
                                                               2002        1.000           0.986                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.389           1.610                       --
                                                               2004        1.186           1.389                       --
                                                               2003        0.968           1.186                       --
                                                               2002        1.000           0.968                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.356           1.391                   12,305
                                                               2004        1.244           1.356                    7,914
                                                               2003        0.960           1.244                       --
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.217           1.370                       --
                                                               2004        1.146           1.217                       --
                                                               2003        0.948           1.146                       --
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.452           1.624                   63,624
                                                               2004        1.305           1.452                   16,089
                                                               2003        0.984           1.305                       --
                                                               2002        1.000           0.984                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.420           1.618                  258,891
                                                               2004        1.288           1.420                   59,168
                                                               2003        0.961           1.288                    2,719
                                                               2002        1.000           0.961                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.364           1.415                  229,631
                                                               2004        1.261           1.364                   71,798
                                                               2003        0.971           1.261                   16,467
                                                               2002        1.000           0.971                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.701           1.787                     705
                                                               2004        1.321           1.701                       --
                                                               2003        1.005           1.321                       --
                                                               2002        1.000           1.005                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)...................................................  2005        1.202           1.298                       --
                                                               2004        1.074           1.202                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)...................................................  2005        1.200           1.295                   34,696
                                                               2004        1.067           1.200                    9,982
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)....................................................  2005        1.000           1.031                   77,214

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00).............................................  2005        1.424           1.463                       --
                                                               2004        1.303           1.424                       --
                                                               2003        0.969           1.303                       --
                                                               2002        1.000           0.969                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)....  2005        1.347           1.459                   76,699
                                                               2004        1.220           1.347                   10,810
                                                               2003        0.994           1.220                       --
                                                               2002        1.000           0.994                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03).............................................  2005        1.763           2.202                   19,456
                                                               2004        1.442           1.763                    1,778
                                                               2003        1.000           1.442                       --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)....................................................  2005        1.489           1.608                   45,342
                                                               2004        1.281           1.489                   29,054
                                                               2003        0.989           1.281                   24,859
                                                               2002        1.000           0.989                       --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02).. 2005        1.438           1.535                   17,765
                                                               2004        1.265           1.438                    1,328

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.976           1.265                       --
                                                               2002        1.000           0.976                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.272           1.300                   86,807
                                                               2004        1.193           1.272                   21,342
                                                               2003        0.977           1.193                       --
                                                               2002        1.000           0.977                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.158           1.164                    2,316
                                                               2004        1.106           1.158                    2,319
                                                               2003        1.010           1.106                       --
                                                               2002        1.000           1.010                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.308           1.337                    3,148
                                                               2004        1.211           1.308                    3,152
                                                               2003        0.967           1.211                       --
                                                               2002        1.000           0.967                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.392           1.430                   30,829
                                                               2004        1.312           1.392                   15,869
                                                               2003        0.966           1.312                      832
                                                               2002        1.000           0.966                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                       --
                                                               2004        1.298           1.533                       --
                                                               2003        0.983           1.298                       --
                                                               2002        1.000           0.983                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                    9,646
                                                               2004        1.330           1.498                    2,221
                                                               2003        1.000           1.330                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                    4,107
                                                               2004        1.239           1.369                       --
                                                               2003        1.000           1.239                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                  35,837
                                                               2004        1.255           1.525                   6,621
                                                               2003        1.000           1.255                     574

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                 151,970
                                                               2004        1.044           1.114                  61,268
                                                               2003        1.000           1.044                  29,542

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                 174,968
                                                               2004        1.042           1.071                  31,435
                                                               2003        1.012           1.042                  14,239
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.427           1.569                      --
                                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                  14,298
                                                               2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.389           1.417                      --
                                                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.345           1.405                   1,091
                                                               2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.597           1.642                   2,886
                                                               2004        1.415           1.597                   1,205
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                       --
                                                               2004        1.166           1.181                       --
                                                               2003        0.963           1.166                       --
                                                               2002        1.000           0.963                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.274           1.328                       --
                                                               2004        1.263           1.274                       --
                                                               2003        0.960           1.263                       --
                                                               2002        1.000           0.960                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347                  238,315
                                                               2004        1.249           1.305                  167,138
                                                               2003        0.969           1.249                  152,451
                                                               2002        1.000           0.969                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.205           1.231                  143,709
                                                               2004        1.171           1.205                  146,527
                                                               2003        0.979           1.171                   72,172
                                                               2002        1.000           0.979                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401                  222,692
                                                               2004        1.241           1.341                  202,906
                                                               2003        0.963           1.241                       --
                                                               2002        1.000           0.963                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291                       --
                                                               2004        1.216           1.272                       --
                                                               2003        0.962           1.216                       --
                                                               2002        1.000           0.962                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                       --
                                                               2004        1.226           1.279                       --
                                                               2003        0.967           1.226                       --
                                                               2002        1.000           0.967                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Income Portfolio (10/00)..........................   2005        1.327           1.359                     938
                                                               2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.233           1.314                   3,521
                                                               2004        1.181           1.233                   3,521
                                                               2003        0.967           1.181                     616
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                  23,645

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.018                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                  11,903

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                      --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.313           1.442                      --
                                                               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.358           1.317                      --
                                                               2004        1.229           1.358                   1,415
                                                               2003        0.971           1.229                      --
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.463           1.478                   3,169
                                                               2004        1.308           1.463                      --
                                                               2003        0.974           1.308                      --
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.230           1.242                  54,528
                                                               2004        1.126           1.230                   3,680

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.126                      635
                                                               2002        1.000           0.986                       --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                   27,311
                                                               2004        1.000           1.118                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.432           1.537                    8,336
                                                               2004        1.262           1.432                       --
                                                               2003        1.001           1.262                       --
                                                               2002        1.000           1.001                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                       --
                                                               2004        1.212           1.320                       --
                                                               2003        1.000           1.212                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.109                   93,381
                                                               2004        1.000           1.091                   34,210

   Strategic Equity Portfolio (6/00)........................   2005        1.361           1.361                       --
                                                               2004        1.260           1.361                       --
                                                               2003        0.969           1.260                       --
                                                               2002        1.000           0.969                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.087           1.080                   39,938
                                                               2004        1.078           1.087                   22,533
                                                               2003        1.014           1.078                    1,913
                                                               2002        1.000           1.014                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.211           1.280                       --
                                                               2004        1.190           1.211                       --
                                                               2003        0.966           1.190                       --
                                                               2002        1.000           0.966                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.989           0.993                   2,511
                                                               2004        0.998           0.989                   2,514
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.351           1.479                  44,546
                                                               2004        1.254           1.351                   2,707
                                                               2003        0.951           1.254                      --
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.363           1.371                  62,996
                                                               2004        1.259           1.363                  40,792
                                                               2003        1.007           1.259                      --
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.346           1.388                  10,438
                                                               2004        1.369           1.346                   9,394
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.345           1.428                  27,339
                                                               2004        1.242           1.345                  14,742
                                                               2003        0.977           1.242                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.975           0.983                  48,266
                                                               2004        0.986           0.975                  27,896
                                                               2003        1.000           0.986                      --
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.257           1.329                      --
                                                               2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.537           1.580                       --
                                                               2004        1.356           1.537                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.356                       --
                                                               2002        1.000           0.974                       --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.615                  26,380
                                                               2004        1.247           1.410                   2,113
                                                               2003        0.991           1.247                       --
                                                               2002        1.000           0.991                       --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.633           1.889                  48,261
                                                               2004        1.336           1.633                   8,965
                                                               2003        0.986           1.336                     536
                                                               2002        1.000           0.986                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.111           1.287                       --
                                                               2004        0.949           1.111                       --
                                                               2003        0.775           0.949                       --
                                                               2002        1.000           0.775                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.107           1.135                       --
                                                               2004        1.016           1.107                       --
                                                               2003        0.785           1.016                       --
                                                               2002        1.000           0.785                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.028           1.156                    2,023
                                                               2004        0.968           1.028                       --
                                                               2003        0.801           0.968                       --
                                                               2002        1.182           0.801                       --
                                                               2001        1.000           1.182                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.463           1.635                   92,526
                                                               2004        1.316           1.463                   45,727
                                                               2003        0.993           1.316                       --
                                                               2002        1.187           0.993                       --
                                                               2001        1.000           1.187                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.353           1.540                  339,051
                                                               2004        1.227           1.353                  224,757
                                                               2003        0.916           1.227                   13,689
                                                               2002        1.237           0.916                       --
                                                               2001        1.000           1.237                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.282           1.330                  210,374
                                                               2004        1.186           1.282                  141,724
                                                               2003        0.914           1.186                   88,389
                                                               2002        1.143           0.914                       --
                                                               2001        1.000           1.143                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.609           1.690                       --
                                                               2004        1.250           1.609                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2003        0.952           1.250                       --
                                                               2002        1.000           0.952                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                       --
                                                               2004        1.074           1.201                       --
                                                               2003        1.000           1.074                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294                    6,383
                                                               2004        1.067           1.199                    1,538
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.259           1.292                   13,854
                                                               2004        1.153           1.259                    7,904
                                                               2003        0.857           1.153                       --
                                                               2002        1.227           0.857                       --
                                                               2001        1.000           1.227                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233                  113,725
                                                               2004        1.031           1.138                   62,851
                                                               2003        0.841           1.031                       --
                                                               2002        1.000           0.841                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.761           2.199                   34,370
                                                               2004        1.442           1.761                   27,878
                                                               2003        1.000           1.442                    4,181

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.361           1.469                   98,761
                                                               2004        1.172           1.361                   66,369
                                                               2003        0.904           1.172                   10,166

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2002        1.134           0.904                       --
                                                               2001        1.000           1.134                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.160           1.237                    5,511
                                                               2004        1.020           1.160                    1,140
                                                               2003        0.788           1.020                       --
                                                               2002        1.000           0.788                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.194           1.220                  119,527
                                                               2004        1.120           1.194                   96,922
                                                               2003        0.918           1.120                       --
                                                               2002        1.136           0.918                       --
                                                               2001        1.000           1.136                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.189           1.195                   62,261
                                                               2004        1.137           1.189                   41,948
                                                               2003        1.039           1.137                       --
                                                               2002        1.011           1.039                       --
                                                               2001        1.000           1.011                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.173           1.198                   32,169
                                                               2004        1.086           1.173                   24,381
                                                               2003        0.867           1.086                       --
                                                               2002        1.141           0.867                       --
                                                               2001        1.000           1.141                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.301           1.336                  107,320
                                                               2004        1.227           1.301                   78,557
                                                               2003        0.904           1.227                       --
                                                               2002        1.172           0.904                       --
                                                               2001        1.000           1.172                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.270           1.394                       --
                                                               2004        1.076           1.270                       --
                                                               2003        0.815           1.076                       --
                                                               2002        1.158           0.815                       --
                                                               2001        1.000           1.158                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525                  11,493
                                                               2004        1.330           1.497                  11,540
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383                  70,546
                                                               2004        1.239           1.368                  69,261
                                                               2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616                  78,565
                                                               2004        1.254           1.524                  66,625
                                                               2003        1.000           1.254                  13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113                 288,960
                                                               2004        1.043           1.113                 171,050
                                                               2003        1.000           1.043                  78,471

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.132           1.137                 388,412
                                                               2004        1.102           1.132                 164,259
                                                               2003        1.071           1.102                      --
                                                               2002        1.002           1.071                      --
                                                               2001        1.000           1.002                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.315           1.445                      --
                                                               2004        1.155           1.315                      --
                                                               2003        0.917           1.155                      --
                                                               2002        1.137           0.917                      --
                                                               2001        1.000           1.137                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.771           1.858                  34,614
                                                               2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                      --
                                                               2002        1.220           0.977                      --
                                                               2001        1.000           1.220                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.196           1.219                   30,618
                                                               2004        1.127           1.196                    9,549
                                                               2003        0.827           1.127                       --
                                                               2002        1.127           0.827                       --
                                                               2001        1.000           1.127                       --

   Investors Fund -- Class I (1/01).........................   2005        1.197           1.250                   18,740
                                                               2004        1.107           1.197                    9,435
                                                               2003        0.854           1.107                       --
                                                               2002        1.133           0.854                       --
                                                               2001        1.000           1.133                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.320           1.357                   57,267
                                                               2004        1.171           1.320                   56,224
                                                               2003        0.802           1.171                       --
                                                               2002        1.255           0.802                       --
                                                               2001        1.000           1.255                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.001           0.979                       --
                                                               2004        0.989           1.001                       --
                                                               2003        0.817           0.989                       --
                                                               2002        1.127           0.817                       --
                                                               2001        1.000           1.127                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.139           1.186                       --
                                                               2004        1.130           1.139                       --
                                                               2003        0.859           1.130                       --
                                                               2002        1.197           0.859                       --
                                                               2001        1.000           1.197                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.426           1.470                  189,544
                                                               2004        1.365           1.426                  159,891
                                                               2003        1.060           1.365                   79,503
                                                               2002        1.000           1.060                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth     2005        1.274           1.301                  421,372
   and Value (10/02)........................................
                                                               2004        1.238           1.274                  273,574
                                                               2003        1.037           1.238                   34,419
                                                               2002        1.000           1.037                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.493           1.559                  159,791
                                                               2004        1.382           1.493                  130,088
                                                               2003        1.073           1.382                       --
                                                               2002        1.000           1.073                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.411           1.432                   57,253
                                                               2004        1.349           1.411                   24,670
                                                               2003        1.068           1.349                       --
                                                               2002        1.000           1.068                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.266                       --
                                                               2004        1.139           1.189                       --
                                                               2003        0.899           1.139                       --
                                                               2002        1.206           0.899                       --
                                                               2001        1.000           1.206                       --

   Equity Income Portfolio (10/00)..........................   2005        1.317           1.348                   74,242
                                                               2004        1.224           1.317                   52,584
                                                               2003        0.952           1.224                   35,771
                                                               2002        1.129           0.952                       --
                                                               2001        1.000           1.129                       --

   Large Cap Portfolio (6/00)...............................   2005        1.096           1.167                       --
                                                               2004        1.050           1.096                       --
                                                               2003        0.860           1.050                       --
                                                               2002        1.137           0.860                       --
                                                               2001        1.000           1.137                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                       --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.018                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.052                   14,308

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.085                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.029                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.137           1.249                   39,338
                                                               2004        1.002           1.137                   33,831
                                                               2003        0.844           1.002                       --
                                                               2002        1.151           0.844                       --
                                                               2001        1.000           1.151                       --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.096           1.063                       --
                                                               2004        0.993           1.096                       --
                                                               2003        0.785           0.993                       --
                                                               2002        1.218           0.785                       --
                                                               2001        1.000           1.218                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        0.822           0.830                   10,540
                                                               2004        0.736           0.822                   10,388
                                                               2003        0.548           0.736                       --
                                                               2002        1.000           0.548                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.250           1.261                   80,510
                                                               2004        1.144           1.250                   46,257
                                                               2003        1.002           1.144                   74,835
                                                               2002        1.080           1.002                       --
                                                               2001        1.000           1.080                       --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.165                   19,960
                                                               2004        1.000           1.117                    8,567

   Mondrian International Stock Portfolio (3/02)............   2005        1.202           1.290                   47,848
                                                               2004        1.060           1.202                   30,586
                                                               2003        0.842           1.060                       --
                                                               2002        1.000           0.842                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.319           1.370                   2,908
                                                               2004        1.212           1.319                   1,735
                                                               2003        1.000           1.212                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108                  52,692
                                                               2004        1.000           1.091                  30,316

   Strategic Equity Portfolio (6/00)........................   2005        1.047           1.047                      --
                                                               2004        0.970           1.047                      --
                                                               2003        0.747           0.970                      --
                                                               2002        1.148           0.747                      --
                                                               2001        1.000           1.148                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.050           1.043                 155,816
                                                               2004        1.042           1.050                 117,811
                                                               2003        0.981           1.042                      --
                                                               2002        0.980           0.981                      --
                                                               2001        1.000           0.980                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.034           1.092                      --
                                                               2004        1.016           1.034                      --
                                                               2003        0.826           1.016                      --
                                                               2002        1.193           0.826                      --
                                                               2001        1.000           1.193                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.989           0.991                  30,100
                                                               2004        0.997           0.989                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.136           1.242                 149,332
                                                               2004        1.054           1.136                  92,170
                                                               2003        0.800           1.054                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)....   2002        1.212           0.800                       --
                                                               2001        1.000           1.212                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.329           1.336                   27,070
                                                               2004        1.228           1.329                   18,983
                                                               2003        0.983           1.228                       --
                                                               2002        1.037           0.983                       --
                                                               2001        1.000           1.037                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.237           1.275                  130,235
                                                               2004        1.258           1.237                  112,011
                                                               2003        0.870           1.258                       --
                                                               2002        1.181           0.870                       --
                                                               2001        1.000           1.181                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.343           1.425                   14,845
                                                               2004        1.241           1.343                   14,847
                                                               2003        0.976           1.241                       --
                                                               2002        1.232           0.976                       --
                                                               2001        1.000           1.232                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.967           0.974                  132,472
                                                               2004        0.978           0.967                   32,120
                                                               2003        0.992           0.978                       --
                                                               2002        1.000           0.992                       --
                                                               2001        1.000           1.000                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.981           1.037                       --
                                                               2004        0.935           0.981                       --
                                                               2003        0.750           0.935                       --
                                                               2002        1.134           0.750                       --
                                                               2001        1.000           1.134                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.394           1.432                   16,170
                                                               2004        1.231           1.394                   15,034
                                                               2003        0.885           1.231                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2002        1.215           0.885                       --
                                                               2001        1.000           1.215                       --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.614                   18,005
                                                               2004        1.248           1.410                   13,584
                                                               2003        0.992           1.248                   13,584
                                                               2002        1.118           0.992                       --
                                                               2001        1.000           1.118                       --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.411           1.631                   89,979
                                                               2004        1.155           1.411                   46,989
                                                               2003        0.853           1.155                       --
                                                               2002        1.000           0.853                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.340           1.551                     159
                                                               2004        1.145           1.340                      --
                                                               2003        1.000           1.145                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.220           1.249                   5,093
                                                               2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.159           1.304                      --
                                                               2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.319           1.474                  33,810
                                                               2004        1.187           1.319                  20,425
                                                               2003        1.000           1.187                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.266           1.440                 495,689
                                                               2004        1.149           1.266                 102,273
                                                               2003        1.000           1.149                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.239           1.284                 278,103
                                                               2004        1.147           1.239                 107,765
                                                               2003        1.000           1.147                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.470           1.543                   1,987
                                                               2004        1.143           1.470                      --
                                                               2003        1.000           1.143                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03)...................................................   2005        1.201           1.295                   2,632
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03) .................................................   2005        1.199           1.293                 118,685
                                                               2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                 141,388

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.302           1.336                  21,578
                                                               2004        1.192           1.302                  20,936
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334                 156,547
                                                               2004        1.117           1.232                  32,618
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924                  26,812
                                                               2004        1.263           1.542                      --
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.364           1.472                 111,621
                                                               2004        1.175           1.364                  10,115
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.319           1.406                 121,975
                                                               2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.192           1.218                  25,336
                                                               2004        1.119           1.192                      --
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.105           1.110                  24,652
                                                               2004        1.057           1.105                  45,255
                                                               2003        1.000           1.057                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.219           1.245                  56,720
                                                               2004        1.130           1.219                  54,008
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.238           1.271                  19,317
                                                               2004        1.169           1.238                      --
                                                               2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.347           1.478                  33,744
                                                               2004        1.142           1.347                      --
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344                  44,697
                                                               2004        1.173           1.320                   4,856
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272                   5,316
                                                               2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488                  87,302
                                                               2004        1.156           1.404                  16,199
                                                               2003        1.000           1.156                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115                 185,851
                                                               2004        1.046           1.115                  10,245
                                                               2003        1.000           1.046                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056                 470,959
                                                               2004        1.024           1.052                   4,979
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.343           1.475                       --
                                                               2004        1.180           1.343                       --
                                                               2003        1.000           1.180                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.528           1.601                       --
                                                               2004        1.236           1.528                       --
                                                               2003        1.000           1.236                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.241           1.264                       --
                                                               2004        1.170           1.241                       --
                                                               2003        1.000           1.170                       --

   Investors Fund -- Class I (1/01).........................   2005        1.240           1.293                    5,937
                                                               2004        1.147           1.240                       --
                                                               2003        1.000           1.147                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.394           1.432                       --
                                                               2004        1.236           1.394                       --
                                                               2003        1.000           1.236                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.115           1.090                       --
                                                               2004        1.101           1.115                       --
                                                               2003        1.000           1.101                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.160           1.207                       --
                                                               2004        1.151           1.160                       --
                                                               2003        1.000           1.151                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.215                  589,302
                                                               2004        1.129           1.179                  241,112
                                                               2003        1.000           1.129                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.143                  142,759
                                                               2004        1.089           1.120                  102,335
                                                               2003        1.000           1.089                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.231           1.284                   30,949
                                                               2004        1.140           1.231                       --
                                                               2003        1.000           1.140                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.173           1.189                   69,100
                                                               2004        1.122           1.173                   23,773
                                                               2003        1.000           1.122                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185           1.262                       --
                                                               2004        1.136           1.185                       --
                                                               2003        1.000           1.136                       --

   Equity Income Portfolio (10/00)..........................   2005        1.218           1.246                   45,518
                                                               2004        1.132           1.218                       --
                                                               2003        1.000           1.132                       --

   Large Cap Portfolio (6/00)...............................   2005        1.172           1.247                    1,666
                                                               2004        1.123           1.172                       --
                                                               2003        1.000           1.123                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                       --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                       --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.084                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.236           1.357                       --
                                                               2004        1.090           1.236                       --
                                                               2003        1.000           1.090                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.220           1.183                       --
                                                               2004        1.105           1.220                       --
                                                               2003        1.000           1.105                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.264           1.276                    6,041
                                                               2004        1.132           1.264                       --
                                                               2003        1.000           1.132                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.177           1.187                   96,384
                                                               2004        1.078           1.177                    9,432
                                                               2003        1.000           1.078                       --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.164                  125,223
                                                               2004        1.000           1.117                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.313           1.408                    3,713
                                                               2004        1.158           1.313                       --
                                                               2003        1.000           1.158                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.226           1.273                       --
                                                               2004        1.127           1.226                       --
                                                               2003        1.000           1.127                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.107                  119,462
                                                               2004        1.000           1.091                       --

   Strategic Equity Portfolio (6/00)........................   2005        1.205           1.204                       --
                                                               2004        1.116           1.205                       --
                                                               2003        1.000           1.116                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.112                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.036           1.029                   27,974
                                                               2004        1.029           1.036                   21,513
                                                               2003        1.000           1.029                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.148           1.212                       --
                                                               2004        1.128           1.148                       --
                                                               2003        1.000           1.128                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.988           0.990                   12,201
                                                               2004        0.997           0.988                       --
                                                               2003        1.000           0.997                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.223           1.337                  101,312
                                                               2004        1.136           1.223                   12,861
                                                               2003        1.000           1.136                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.191           1.197                  129,198
                                                               2004        1.101           1.191                   58,956
                                                               2003        1.000           1.101                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.148           1.183                    6,605
                                                               2004        1.169           1.148                       --
                                                               2003        1.000           1.169                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.252           1.328                    3,622
                                                               2004        1.158           1.252                       --
                                                               2003        1.000           1.158                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.982           0.989                       --
                                                               2004        0.994           0.982                       --
                                                               2003        1.000           0.994                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.169           1.236                       --
                                                               2004        1.115           1.169                       --
                                                               2003        1.000           1.115                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.397           1.436                    2,459
                                                               2004        1.234           1.397                       --
                                                               2003        1.000           1.234                       --

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.288           1.474                 120,962
                                                               2004        1.141           1.288                  21,572
                                                               2003        1.000           1.141                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.462           1.690                  45,068
                                                               2004        1.198           1.462                      --
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.385           1.602                  106,587
                                                               2004        1.184           1.385                   33,175
                                                               2003        0.968           1.184                       --
                                                               2002        1.000           0.968                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.352           1.384                       --
                                                               2004        1.242           1.352                       --
                                                               2003        0.960           1.242                       --
                                                               2002        1.000           0.960                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.213           1.364                   99,481
                                                               2004        1.144           1.213                   91,022
                                                               2003        0.948           1.144                       --
                                                               2002        1.000           0.948                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.448           1.616                  642,170
                                                               2004        1.303           1.448                  440,414
                                                               2003        0.984           1.303                   55,238
                                                               2002        1.000           0.984                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.416           1.611                1,532,708
                                                               2004        1.286           1.416                1,059,551
                                                               2003        0.960           1.286                   99,932
                                                               2002        1.000           0.960                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.360           1.409                1,424,925
                                                               2004        1.259           1.360                  945,214
                                                               2003        0.971           1.259                   66,778
                                                               2002        1.000           0.971                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.696           1.779                  297,881
                                                               2004        1.319           1.696                  259,924

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Delaware VIP REIT Series -- Standard Class
   (continued)..............................................   2003        1.005           1.319                   37,864
                                                               2002        1.000           1.005                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.294                   88,966
                                                               2004        1.073           1.200                   73,133
                                                               2003        1.000           1.073                       --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.198           1.291                  257,968
                                                               2004        1.067           1.198                  139,483
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.420           1.456                       --
                                                               2004        1.301           1.420                       --
                                                               2003        0.969           1.301                       --
                                                               2002        1.000           0.969                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.342           1.453                  273,728
                                                               2004        1.218           1.342                  164,481
                                                               2003        0.994           1.218                    6,136
                                                               2002        1.000           0.994                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.759           2.193                  191,267
                                                               2004        1.441           1.759                  141,585
                                                               2003        1.000           1.441                   54,560

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.484           1.601                  126,678
                                                               2004        1.279           1.484                   93,506
                                                               2003        0.989           1.279                       --
                                                               2002        1.000           0.989                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.434           1.528                  377,836
                                                               2004        1.263           1.434                  331,135
                                                               2003        0.976           1.263                  124,930
                                                               2002        1.000           0.976                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.268           1.294                       --
                                                               2004        1.191           1.268                       --
                                                               2003        0.977           1.191                       --
                                                               2002        1.000           0.977                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.154           1.158                       --
                                                               2004        1.105           1.154                       --
                                                               2003        1.010           1.105                       --
                                                               2002        1.000           1.010                       --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.304           1.331                  418,030
                                                               2004        1.209           1.304                  393,773
                                                               2003        0.967           1.209                  143,964
                                                               2002        1.000           0.967                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.388           1.423                       --
                                                               2004        1.310           1.388                       --
                                                               2003        0.966           1.310                       --
                                                               2002        1.000           0.966                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.529           1.676                       --
                                                               2004        1.296           1.529                       --
                                                               2003        0.983           1.296                       --
                                                               2002        1.000           0.983                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.495           1.521                  145,348
                                                               2004        1.329           1.495                  113,336
                                                               2003        1.000           1.329                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.365           1.380                  279,776
                                                               2004        1.238           1.365                  163,189
                                                               2003        1.000           1.238                    6,050

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.522           1.612                  216,566
                                                               2004        1.253           1.522                  114,516
                                                               2003        1.000           1.253                       --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.110                  464,685
                                                               2004        1.043           1.111                  214,161
                                                               2003        1.000           1.043                       --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.068           1.071                1,035,472
                                                               2004        1.040           1.068                  714,714
                                                               2003        1.012           1.040                   27,193
                                                               2002        1.000           1.012                       --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.422           1.562                    3,198
                                                               2004        1.251           1.422                    3,198
                                                               2003        0.994           1.251                       --
                                                               2002        1.000           0.994                       --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.767           1.851                  238,322
                                                               2004        1.431           1.767                  203,643
                                                               2003        0.977           1.431                   82,176
                                                               2002        1.000           0.977                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.385           1.410                  260,182
                                                               2004        1.306           1.385                  267,262
                                                               2003        0.960           1.306                   59,804
                                                               2002        1.000           0.960                       --

   Investors Fund -- Class I (1/01).........................   2005        1.341           1.398                  151,318
                                                               2004        1.241           1.341                   70,944
                                                               2003        0.958           1.241                       --
                                                               2002        1.000           0.958                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.592           1.635                  145,079
                                                               2004        1.413           1.592                  156,147
                                                               2003        0.970           1.413                    9,472
                                                               2002        1.000           0.970                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.178           1.150                       --
                                                               2004        1.164           1.178                       --
                                                               2003        0.963           1.164                       --
                                                               2002        1.000           0.963                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.270           1.322                       --
                                                               2004        1.261           1.270                       --
                                                               2003        0.960           1.261                       --
                                                               2002        1.000           0.960                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.301           1.341                  143,582
                                                               2004        1.247           1.301                   80,817
                                                               2003        0.969           1.247                       --
                                                               2002        1.000           0.969                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.201           1.226                   23,153
                                                               2004        1.169           1.201                   23,285
                                                               2003        0.979           1.169                       --
                                                               2002        1.000           0.979                       --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.337           1.395                       --
                                                               2004        1.239           1.337                       --
                                                               2003        0.962           1.239                       --
                                                               2002        1.000           0.962                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.268           1.285                       --
                                                               2004        1.214           1.268                       --
                                                               2003        0.961           1.214                       --
                                                               2002        1.000           0.961                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.275           1.357                  164,676
                                                               2004        1.224           1.275                  122,713
                                                               2003        0.967           1.224                    2,233
                                                               2002        1.000           0.967                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Income Portfolio (10/00)..........................   2005        1.323           1.353                 284,705
                                                               2004        1.230           1.323                 207,293
                                                               2003        0.958           1.230                  36,353
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.230           1.308                  27,397
                                                               2004        1.179           1.230                  71,256
                                                               2003        0.967           1.179                      --
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                      --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                  45,691

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.084                 244,231

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                  38,806

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.309           1.435                 100,404
                                                               2004        1.154           1.309                  66,131
                                                               2003        0.973           1.154                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.354           1.313                      --
                                                               2004        1.227           1.354                  12,107
                                                               2003        0.971           1.227                      --
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.459           1.472                 158,902
                                                               2004        1.306           1.459                  94,124
                                                               2003        0.974           1.306                   9,691
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.226           1.236               1,333,686
                                                               2004        1.124           1.226               1,076,462

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.124                   63,220
                                                               2002        1.000           0.986                       --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.163                   85,935
                                                               2004        1.000           1.117                    9,859

   Mondrian International Stock Portfolio (3/02)............   2005        1.428           1.530                  220,015
                                                               2004        1.260           1.428                  157,537
                                                               2003        1.001           1.260                       --
                                                               2002        1.000           1.001                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.317           1.366                   10,001
                                                               2004        1.211           1.317                    3,791
                                                               2003        1.000           1.211                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.106                  256,417
                                                               2004        1.000           1.090                  103,830

   Strategic Equity Portfolio (6/00)........................   2005        1.357           1.355                   24,192
                                                               2004        1.258           1.357                   23,249
                                                               2003        0.969           1.258                       --
                                                               2002        1.000           0.969                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111                      270

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                      272

   Travelers Managed Income Portfolio (7/00)................   2005        1.083           1.075                       --
                                                               2004        1.076           1.083                       --
                                                               2003        1.014           1.076                       --
                                                               2002        1.000           1.014                       --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.207           1.274                       --
                                                               2004        1.188           1.207                       --
                                                               2003        0.966           1.188                       --
                                                               2002        1.000           0.966                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.987           0.989                  154,164
                                                               2004        0.997           0.987                   96,297
                                                               2003        1.000           0.997                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.347           1.472                       --
                                                               2004        1.252           1.347                       --
                                                               2003        0.951           1.252                       --
                                                               2002        1.000           0.951                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.359           1.365                   15,696
                                                               2004        1.257           1.359                    7,657
                                                               2003        1.007           1.257                       --
                                                               2002        1.000           1.007                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.342           1.382                       --
                                                               2004        1.366           1.342                       --
                                                               2003        0.946           1.366                       --
                                                               2002        1.000           0.946                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.341           1.421                       --
                                                               2004        1.240           1.341                       --
                                                               2003        0.977           1.240                       --
                                                               2002        1.000           0.977                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.972           0.978                       --
                                                               2004        0.985           0.972                       --
                                                               2003        0.999           0.985                       --
                                                               2002        1.000           0.999                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.253           1.323                       --
                                                               2004        1.196           1.253                       --
                                                               2003        0.959           1.196                       --
                                                               2002        1.000           0.959                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.532           1.573                       --
                                                               2004        1.354           1.532                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.354                       --
                                                               2002        1.000           0.974                       --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.406           1.608                   14,368
                                                               2004        1.246           1.406                   15,205
                                                               2003        0.991           1.246                       --
                                                               2002        1.000           0.991                       --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.628           1.881                  434,766
                                                               2004        1.334           1.628                  257,511
                                                               2003        0.986           1.334                       --
                                                               2002        1.000           0.986                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.338           1.547                       --
                                                               2004        1.144           1.338                       --
                                                               2003        1.000           1.144                       --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.218           1.246                    6,602
                                                               2004        1.119           1.218                    6,602
                                                               2003        1.000           1.119                       --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.158           1.301                       --
                                                               2004        1.092           1.158                       --
                                                               2003        1.000           1.092                       --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.318           1.471                   23,759
                                                               2004        1.187           1.318                    8,440
                                                               2003        1.000           1.187                       --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.264           1.437                   81,944
                                                               2004        1.148           1.264                   16,435
                                                               2003        1.000           1.148                       --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.238           1.281                  108,452
                                                               2004        1.146           1.238                   22,121
                                                               2003        1.000           1.146                       --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.468           1.540                       --
                                                               2004        1.142           1.468                       --
                                                               2003        1.000           1.142                       --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                       --
                                                               2004        1.073           1.199                       --
                                                               2003        1.000           1.073                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.290                  115,865
                                                               2004        1.067           1.197                   23,905
                                                               2003        1.000           1.067                       --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030                       --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.300           1.332                       --
                                                               2004        1.192           1.300                       --
                                                               2003        1.000           1.192                       --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.230           1.331                   32,524
                                                               2004        1.117           1.230                       --
                                                               2003        1.000           1.117                       --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.540           1.920                       --
                                                               2004        1.262           1.540                       --
                                                               2003        1.000           1.262                       --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.362           1.468                    8,678
                                                               2004        1.175           1.362                       --
                                                               2003        1.000           1.175                       --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.317           1.403                       --
                                                               2004        1.161           1.317                       --
                                                               2003        1.000           1.161                       --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.191           1.215                  206,472
                                                               2004        1.119           1.191                   44,636
                                                               2003        1.000           1.119                       --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.104           1.107                    3,695
                                                               2004        1.057           1.104                       --
                                                               2003        1.000           1.057                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.218           1.242                       --
                                                               2004        1.129           1.218                       --
                                                               2003        1.000           1.129                       --

   Fundamental Value Portfolio (6/00).......................   2005        1.237           1.268                   65,639
                                                               2004        1.168           1.237                   24,257
                                                               2003        1.000           1.168                       --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.345           1.474                       --
                                                               2004        1.141           1.345                       --
                                                               2003        1.000           1.141                       --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.318           1.341                       --
                                                               2004        1.172           1.318                       --
                                                               2003        1.000           1.172                       --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.256           1.269                    4,048
                                                               2004        1.140           1.256                       --
                                                               2003        1.000           1.140                       --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.402           1.484                    3,535
                                                               2004        1.155           1.402                       --
                                                               2003        1.000           1.155                       --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.112                   27,563
                                                               2004        1.045           1.114                       --
                                                               2003        1.000           1.045                       --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.051           1.053                    4,393
                                                               2004        1.024           1.051                    4,240
                                                               2003        1.000           1.024                       --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.341           1.472                       --
                                                               2004        1.180           1.341                       --
                                                               2003        1.000           1.180                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.526           1.598                       --
                                                               2004        1.236           1.526                       --
                                                               2003        1.000           1.236                       --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.239           1.261                    8,725
                                                               2004        1.169           1.239                    8,725
                                                               2003        1.000           1.169                       --

   Investors Fund -- Class I (1/01).........................   2005        1.238           1.290                  19,376
                                                               2004        1.146           1.238                       --
                                                               2003        1.000           1.146                       --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.392           1.428                       --
                                                               2004        1.236           1.392                       --
                                                               2003        1.000           1.236                       --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.113           1.087                       --
                                                               2004        1.101           1.113                       --
                                                               2003        1.000           1.101                       --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.158           1.204                       --
                                                               2004        1.151           1.158                       --
                                                               2003        1.000           1.151                       --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.177           1.212                       --
                                                               2004        1.128           1.177                       --
                                                               2003        1.000           1.128                       --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.118           1.140                  203,432
                                                               2004        1.088           1.118                   32,569
                                                               2003        1.000           1.088                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.229           1.281                  352,330
                                                               2004        1.140           1.229                  356,993
                                                               2003        1.000           1.140                       --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.171           1.187                    7,489
                                                               2004        1.122           1.171                    7,498
                                                               2003        1.000           1.122                       --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.184           1.259                       --
                                                               2004        1.136           1.184                       --
                                                               2003        1.000           1.136                       --

   Equity Income Portfolio (10/00)..........................   2005        1.217           1.243                       --
                                                               2004        1.132           1.217                       --
                                                               2003        1.000           1.132                       --

   Large Cap Portfolio (6/00)...............................   2005        1.170           1.244                       --
                                                               2004        1.123           1.170                       --
                                                               2003        1.000           1.123                       --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                       --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                       --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                       --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.084                       --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                       --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.235           1.353                       --
                                                               2004        1.089           1.235                       --
                                                               2003        1.000           1.089                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.218           1.181                       --
                                                               2004        1.105           1.218                       --
                                                               2003        1.000           1.105                       --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.263           1.273                       --
                                                               2004        1.131           1.263                       --
                                                               2003        1.000           1.131                       --

   MFS Total Return Portfolio (7/00)........................   2005        1.176           1.184                   69,872
                                                               2004        1.078           1.176                    4,470
                                                               2003        1.000           1.078                       --

   MFS Value Portfolio (5/04)...............................   2005        1.116           1.163                       --
                                                               2004        1.000           1.116                       --

   Mondrian International Stock Portfolio (3/02)............   2005        1.311           1.405                       --
                                                               2004        1.158           1.311                       --
                                                               2003        1.000           1.158                       --

   Pioneer Fund Portfolio (5/03)............................   2005        1.225           1.270                       --
                                                               2004        1.126           1.225                       --
                                                               2003        1.000           1.126                       --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                       --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.105                    6,615
                                                               2004        1.000           1.090                    7,982

   Strategic Equity Portfolio (6/00)........................   2005        1.203           1.201                       --
                                                               2004        1.116           1.203                       --
                                                               2003        1.000           1.116                       --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111                       --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                       --

   Travelers Managed Income Portfolio (7/00)................   2005        1.035           1.026                  187,197
                                                               2004        1.029           1.035                   20,659
                                                               2003        1.000           1.029                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.146           1.209                       --
                                                               2004        1.128           1.146                       --
                                                               2003        1.000           1.128                       --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.987           0.988                    6,103
                                                               2004        0.997           0.987                    7,585
                                                               2003        1.000           0.997                       --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.221           1.334                       --
                                                               2004        1.135           1.221                       --
                                                               2003        1.000           1.135                       --

   Smith Barney High Income Portfolio (8/00)................   2005        1.189           1.194                  104,197
                                                               2004        1.101           1.189                   86,793
                                                               2003        1.000           1.101                       --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.147           1.180                       --
                                                               2004        1.168           1.147                       --
                                                               2003        1.000           1.168                       --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.251           1.325                   20,028
                                                               2004        1.158           1.251                       --
                                                               2003        1.000           1.158                       --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.986                  109,235
                                                               2004        0.994           0.981                   29,273
                                                               2003        1.000           0.994                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.167           1.233                       --
                                                               2004        1.115           1.167                       --
                                                               2003        1.000           1.115                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.395           1.432                    4,326
                                                               2004        1.234           1.395                       --
                                                               2003        1.000           1.234                       --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.287           1.471                    6,740
                                                               2004        1.140           1.287                       --
                                                               2003        1.000           1.140                       --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.460           1.686                       --
                                                               2004        1.197           1.460                       --
                                                               2003        1.000           1.197                       --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.382           1.597                 144,490
                                                               2004        1.183           1.382                  85,167
                                                               2003        0.968           1.183                  62,369
                                                               2002        1.000           0.968                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.349           1.380                 863,304
                                                               2004        1.241           1.349                 671,346
                                                               2003        0.960           1.241                 324,534
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (2/00)...........................................   2005        1.211           1.360                 551,459
                                                               2004        1.143           1.211                 216,941
                                                               2003        0.948           1.143                  66,077
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.445           1.612               5,479,126
                                                               2004        1.302           1.445               3,301,874
                                                               2003        0.984           1.302                 560,403
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.413           1.606              15,362,612
                                                               2004        1.285           1.413               9,273,858
                                                               2003        0.960           1.285               2,482,245
                                                               2002        1.000           0.960                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.357           1.404              18,636,981
                                                               2004        1.257           1.357              12,269,497
                                                               2003        0.971           1.257               2,985,394
                                                               2002        1.000           0.971                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.692           1.773                 621,716
                                                               2004        1.317           1.692                 363,487
                                                               2003        1.005           1.317                 141,660
                                                               2002        1.000           1.005                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291                 491,266
                                                               2004        1.073           1.199                 200,346
                                                               2003        1.000           1.073                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289                 558,937
                                                               2004        1.067           1.197                 213,448
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030                 473,972

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.417           1.452               1,496,822
                                                               2004        1.300           1.417               1,111,279
                                                               2003        0.969           1.300                 297,552
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448               3,992,826
                                                               2004        1.217           1.340               2,095,459
                                                               2003        0.994           1.217                 723,595
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188               1,505,095
                                                               2004        1.440           1.756                 466,250
                                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.481           1.596               4,568,600
                                                               2004        1.278           1.481               2,330,211
                                                               2003        0.989           1.278                 519,279
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.431           1.524               2,064,621
                                                               2004        1.262           1.431                 594,562

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.976           1.262                 206,659
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.265           1.290               5,012,226
                                                               2004        1.190           1.265               4,141,171
                                                               2003        0.977           1.190               1,561,246
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.152           1.155               3,581,641
                                                               2004        1.103           1.152               2,920,201
                                                               2003        1.010           1.103                 887,819
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.302           1.327               2,839,502
                                                               2004        1.208           1.302               2,252,137
                                                               2003        0.967           1.208               1,148,700
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00).......................   2005        1.385           1.419               9,239,878
                                                               2004        1.309           1.385               8,216,033
                                                               2003        0.966           1.309               2,834,488
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.525           1.671                  71,823
                                                               2004        1.295           1.525                  17,001
                                                               2003        0.983           1.295                   9,106
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517                 896,870
                                                               2004        1.328           1.492                 512,682
                                                               2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376               2,139,915
                                                               2004        1.237           1.363               1,226,122
                                                               2003        1.000           1.237                 154,434

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608               2,921,421
                                                               2004        1.252           1.519               1,430,939
                                                               2003        1.000           1.252                 131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108               4,183,574
                                                               2004        1.042           1.110               2,075,669
                                                               2003        1.000           1.042                 364,430

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067              16,295,872
                                                               2004        1.039           1.066              11,030,522
                                                               2003        1.012           1.039               4,444,217
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.420           1.557                 503,884
                                                               2004        1.249           1.420                 507,731
                                                               2003        0.994           1.249                 378,045
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.764           1.846               1,127,527
                                                               2004        1.429           1.764                 802,610
                                                               2003        0.977           1.429                 446,380
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.382           1.406               3,274,732
                                                               2004        1.305           1.382               2,835,223
                                                               2003        0.960           1.305               1,303,133
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (1/01).........................   2005        1.338           1.394               1,852,362
                                                               2004        1.240           1.338               1,547,557
                                                               2003        0.958           1.240                 657,293
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.589           1.630                 758,509
                                                               2004        1.412           1.589                 681,109
                                                               2003        0.970           1.412                 195,339
                                                               2002        1.000           0.970                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.175           1.147                 663,758
                                                               2004        1.163           1.175                 499,442
                                                               2003        0.963           1.163                 171,776
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.268           1.318                  64,976
                                                               2004        1.260           1.268                  30,641
                                                               2003        0.960           1.260                  15,353
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337              21,918,724
                                                               2004        1.245           1.299              14,950,399
                                                               2003        0.969           1.245               3,309,858
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222              19,350,145
                                                               2004        1.168           1.199              13,207,492
                                                               2003        0.979           1.168               2,672,484
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390               4,997,367
                                                               2004        1.238           1.335               2,387,094
                                                               2003        0.962           1.238                 490,264
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282               3,120,861
                                                               2004        1.213           1.266               1,741,885
                                                               2003        0.961           1.213                 576,357
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.273           1.353                 533,485
                                                               2004        1.222           1.273                 433,213
                                                               2003        0.967           1.222                 173,834
                                                               2002        1.000           0.967                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Equity Income Portfolio (10/00)..........................   2005        1.320           1.349               3,470,760
                                                               2004        1.229           1.320               2,356,302
                                                               2003        0.958           1.229                 933,491
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (6/00)...............................   2005        1.227           1.304                 761,388
                                                               2004        1.178           1.227                 638,667
                                                               2003        0.966           1.178                 246,621
                                                               2002        1.000           0.966                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                     474

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.050                 113,761

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.083                 238,769

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                   8,861

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.306           1.431                 360,257
                                                               2004        1.153           1.306                 236,555
                                                               2003        0.973           1.153                 123,529
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00).....................   2005        1.351           1.310                      --
                                                               2004        1.226           1.351                 237,712
                                                               2003        0.971           1.226                 131,311
                                                               2002        1.000           0.971                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.456           1.467                 662,001
                                                               2004        1.305           1.456                 183,666
                                                               2003        0.974           1.305                 138,108
                                                               2002        1.000           0.974                      --

   MFS Total Return Portfolio (7/00)........................   2005        1.224           1.232              12,161,644
                                                               2004        1.123           1.224               8,449,630

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986           1.123               3,040,252
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.116           1.162                 692,556
                                                               2004        1.000           1.116                 152,817

   Mondrian International Stock Portfolio (3/02)............   2005        1.425           1.526               1,407,512
                                                               2004        1.259           1.425                 820,537
                                                               2003        1.001           1.259                  85,856
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.315           1.363                 524,811
                                                               2004        1.210           1.315                 202,670
                                                               2003        1.000           1.210                   4,367

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.036                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.104               3,120,622
                                                               2004        1.000           1.089                 438,335

   Strategic Equity Portfolio (6/00)........................   2005        1.354           1.351                 459,855
                                                               2004        1.256           1.354                 421,151
                                                               2003        0.969           1.256                 331,406
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111                   8,175

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                      --

   Travelers Managed Income Portfolio (7/00)................   2005        1.081           1.072               5,358,347
                                                               2004        1.075           1.081               4,415,032
                                                               2003        1.014           1.075               1,389,623
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.205           1.270                 242,757
                                                               2004        1.186           1.205                 112,094
                                                               2003        0.966           1.186                 157,881
                                                               2002        1.000           0.966                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.986           0.987               2,390,703
                                                               2004        0.997           0.986               1,892,813
                                                               2003        1.000           0.997                  14,435

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.344           1.467              11,136,013
                                                               2004        1.250           1.344               8,924,780
                                                               2003        0.951           1.250               2,994,791
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (8/00)................   2005        1.356           1.361               5,049,829
                                                               2004        1.256           1.356               3,993,608
                                                               2003        1.007           1.256               1,647,756
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth
   Portfolio (2/00).........................................   2005        1.339           1.378               3,424,059
                                                               2004        1.365           1.339               3,125,256
                                                               2003        0.946           1.365               1,176,777
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.338           1.417               1,933,083
                                                               2004        1.239           1.338               1,628,496
                                                               2003        0.977           1.239                 733,971
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.970           0.975               3,019,588
                                                               2004        0.984           0.970               2,251,784
                                                               2003        0.999           0.984                 888,448
                                                               2002        1.000           0.999                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.250           1.319                 148,862
                                                               2004        1.195           1.250                 104,386
                                                               2003        0.959           1.195                  55,188
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.529           1.568                 449,352
                                                               2004        1.353           1.529                 361,221

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                               ----    -------------   -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio       2003        0.974           1.353                 162,355
   (continued)..............................................
                                                               2002        1.000           0.974                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.403           1.603               6,370,669
                                                               2004        1.244           1.403               3,260,531
                                                               2003        0.991           1.244               1,112,778
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.625           1.875               4,190,757
                                                               2004        1.333           1.625               2,561,023
                                                               2003        0.986           1.333                 731,326
                                                               2002        1.000           0.986                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   VINTAGE II
                             VINTAGE II (SERIES II)

                       STATEMENT OF ADDITIONAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

                                                                     May 1, 2006